Document and Entity Information	9 Months Ended
Mar. 31, 2013
Entity Information [Line Items]
Document Type	S-4
Amendment Flag	false
Document Period End Date	Mar 31, 2013
Entity Registrant Name	Catalent Pharma Solutions, Inc.
Entity Central Index Key	0001416083
Entity Filer Category	Non-accelerated Filer

Consolidated Statements of Operations (USD $) In Millions, unless otherwise specified	3 Months Ended	9 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2013	Mar. 31, 2012	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Net revenue		$ 1,295.1	$ 1,216.5	$ 1,694.8	$ 1,531.8	$ 1,480.4
Cost of products sold		900.2	823.4	1,136.2	1,029.7	1,039.5
Gross margin		394.9	393.1	558.6	502.1	440.9
Selling, general and administrative expenses		251.7	242.3	348.1	288.3	270.1
Impairment charges and (gain)/loss on sale of assets		4.6	(1.4)	1.8	3.6	214.8
Restructuring and other		12.7	12.6	19.5	12.5	17.7
Property and casualty (gain)/losses, net	4.1	0	(10.5)	(8.8)	11.6
Operating earnings, income/(loss)		125.9	150.1	198	186.1	(61.7)
Interest expense, net		160.7	131.2	183.2	165.5	161
Other (income)/expense, net		20.3	(3.1)	(3.8)	26	(7.3)
Earnings/(loss) from continuing operations before income taxes		(55.1)	22	18.6	(5.4)	(215.4)
Income tax expense/(benefit)		5.9	19	16.5	23.7	21.9
Earnings/(loss) from continuing operations		(61)	3	2.1	(29.1)	(237.3)
Earnings/(loss) from discontinued operations, net of tax		(4.9)	(4)	(41.3)	(21)	(49.7)
Net earnings/(loss)		(65.9)	(1)	(39.2)	(50.1)	(287)
Net earnings/(loss) attributable to noncontrolling interest, net of tax		0	1.2	1.2	3.9	2.6
Net earnings/(loss) attributable to Catalent		$ (65.9)	$ (2.2)	$ (40.4)	$ (54)	$ (289.6)

Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Jun. 30, 2012		Jun. 30, 2011
Current Assets:
Cash and cash equivalents	$ 87.5	$ 139		$ 205.1
Trade receivables, net	316.5	338.3		262.1
Inventories	143.2	118.7		130.8
Prepaid expenses and other	84.4	108.7		93.5
Assets held for sale				66.2
Total current assets	631.6	704.7		757.7
Property plant and equipment, net	807	809.7		721.3
Other assets:
Goodwill	1,023.1	1,029.9	[1]	906
Other intangibles, net	381.4	417.7		286.7
Deferred income taxes	136.6	135.2		114.8
Other	41.6	41.8		44.7
Total assets	3,021.3	3,139		2,831.2
Current liabilities:
Current portion of long-term obligations and other short-term borrowings	29.6	43.2		28.6
Accounts payable	138.8	134.2		123.7
Other accrued liabilities	220.6	261.9		221.6
Liabilities held for sale				11.6
Total current liabilities	389	439.3		385.5
Long-term obligations, less current portion	2,645.6	2,640.3		2,318
Pension liability	142.8	140.3		78.5
Deferred income taxes	211.8	219.9		192.7
Other liabilities	49.5	49.9		66.4
Commitment and contingencies
Shareholder's equity/(deficit):
Common stock $0.01 par value; 1,000 shared authorized, 100 shares issued
Additional paid in capital	1,026.8	1,023.9		1,082
Accumulated deficit	(1,448)	(1,382.1)		(1,341.7)
Accumulated other comprehensive income/(loss)	3.8	7.5		46
Total Catalent shareholder's (deficit)/equity	(417.4)	(350.7)		(213.7)
Noncontrolling interest	0	0		3.8
Total shareholder's deficit	(417.4)	(350.7)		(209.9)
Total liabilities and shareholder's deficit	$ 3,021.3	$ 3,139		$ 2,831.2

[1]	The opening balance is reflective of historical impairment charges related to the Medication Delivery Solutions segment of approximately $158.0 million .

Consolidated Balance Sheets (Parenthetical) (USD $)	Mar. 31, 2013	Jun. 30, 2012	Jun. 30, 2011
Common stock, par value	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	1,000	1,000	1,000
Common stock, shares issued	100	100	100

Consolidated Statement of Changes in Shareholder's Equity (USD $) In Millions, unless otherwise specified	Total	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Accumulated Other Comprehensive (Loss)/Income	Noncontrolling Interest
Beginning Balance at Jun. 30, 2009	$ 80.5	$ 0	$ 1,071	$ (998.1)	$ 4.5	$ 3.1
Equity contribution	0.6		0.6
Equity compensation	2.6		2.6
Comprehensive loss:
Net earnings/(loss)	(287)			(289.6)		2.6
Distribution related to noncontrolling interest	(1.7)					(1.7)
Foreign currency translation adjustments	(21.5)				(21.5)
Net change in minimum pension liability, net of tax	(6.8)				(1.3)	(5.5)
Deferred compensation, net of tax	(0.3)				(0.3)
Change in unrealized loss on derivatives	(29.9)				(29.9)
Comprehensive earnings/(loss) attributable to Catalent	(347.2)
Other comprehensive income/(loss)	(53)
Ending Balance at Jun. 30, 2010	(263.5)	0	1,074.2	(1,287.7)	(48.5)	(1.5)
Equity contribution	3.9		3.9
Equity compensation	3.9		3.9
Comprehensive loss:
Net earnings/(loss)	(50.1)			(54)		3.9
Distribution related to noncontrolling interest	(2.6)					(2.6)
Foreign currency translation adjustments	62				62.4	(0.4)
Net change in minimum pension liability, net of tax	23.1				18.7	4.4
Deferred compensation, net of tax	0.9				0.9
Change in unrealized loss on derivatives	12.5				12.5
Comprehensive earnings/(loss) attributable to Catalent	45.8
Other comprehensive income/(loss)	94.5
Ending Balance at Jun. 30, 2011	(209.9)	0	1,082	(1,341.7)	46	3.8
Equity contribution	1.1		1.1
Equity compensation	3.7		3.7
Acquisition of Noncontrolling Interest	(64.8)		(62.9)			(1.9)
Comprehensive loss:
Net earnings/(loss)	(39.2)			(40.4)		1.2
Foreign currency translation adjustments	(27.3)				(27.3)
Net change in minimum pension liability, net of tax	(29.6)				(26.5)	(3.1)
Deferred compensation, net of tax	0.1				0.1
Change in unrealized loss on derivatives	15.2				15.2
Comprehensive earnings/(loss) attributable to Catalent	(80.8)
Other comprehensive income/(loss)	(38.5)
Ending Balance at Jun. 30, 2012	(350.7)	0	1,023.9	(1,382.1)	7.5
Equity contribution	0.7		0.7
Equity compensation	2.2		2.2
Comprehensive loss:
Net earnings/(loss)	(65.9)			(65.9)
Comprehensive earnings/(loss) attributable to Catalent	(69.6)
Other comprehensive income/(loss)	(3.7)				(3.7)
Ending Balance at Mar. 31, 2013	$ (417.4)	$ 0	$ 1,026.8	$ (1,448)	$ 3.8

Consolidated Statement of Changes in Shareholder's Equity (Parenthetical) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010
Net change in minimum pension liability, tax	$ 6.8	$ 1.8
Change in unrealized loss on derivatives, tax	0	0
Accumulated Other Comprehensive (Loss)/Income
Net change in minimum pension liability, tax	6.8	1.8
Change in unrealized loss on derivatives, tax	0	0
Noncontrolling Interest
Net change in minimum pension liability, tax	$ 6.8	$ 1.8

Consolidated Statements of Cash Flows (USD $) In Millions, unless otherwise specified	9 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
CASH FLOWS FROM OPERATING ACTIVITIES:
Net earnings/(loss)	$ (65.9)	$ (1)	$ (39.2)	$ (50.1)	$ (287)
Net earnings/(loss) from discontinued operations	(4.9)	(4)	(41.3)	(21)	(49.7)
(Loss)/earnings from continuing operations	(61)	3	2.1	(29.1)	(237.3)
Adjustments to reconcile (loss)/earnings from continued operations to net cash from operations:
Depreciation and amortization	114.9	92.8	129.7	115.5	117.8
Non-cash foreign currency transaction (gains)/losses, net	10.3	(1.8)	(3.7)	13.2	(28.3)
Amortization of debt financing costs			14.7	10	9.6
Amortization and write off of debt financing costs	13	11.4
Deferral of interest through utilization of PIK					59.4
Asset impairments and (gain)/loss on sale of assets	4.6	6.1	9.8	3.6	214.8
Proceeds from insurance related to long lived assets	0	(21.3)	(21.3)
Call premium payments and financing fees paid	7.6	0
Equity compensation	2.2	2.6	3.7	3.9	2.6
Provision (benefit) for deferred income taxes	(7.2)	(1.5)	(2.8)	6.5	(10.2)
Provision for bad debts and inventory	7.2	5	9.5	9.5	13.8
Change in operating assets and liabilities:
Decrease/(increase) in trade receivables	20.8	(13)	(64.9)	(18.9)	2.8
Decrease/(increase) in inventories	(28)	(9.1)	1.4	(2)	12.9
Increase/(decrease) in accounts payable	5	(13.3)	7.7	(3.5)	10.9
Other accrued liabilities and operating items, net	(5)	21	1.8	2.9	62.7
Net cash provided by /(used in) operating activities from continuing operations	84.4	81.9	87.7	111.6	231.5
Net cash provided by/(used in) operating activities from discontinued operations	(1.2)	3.9	0.2	(11.9)	2.3
Net cash provided by/(used in) operating activities	83.2	85.8	87.9	99.7	233.8
CASH FLOWS FROM INVESTING ACTIVITIES:
Acquisition of property and equipment and other productive assets	(84.8)	(67.6)	(104.2)	(87.3)	(70.5)
Proceeds from sale of property and equipment	0.3	2	2.2	4	0.3
Proceeds from insurance related to long lived assets	0	21.3	21.3
Payment for acquisitions, net	0	(459.2)	(457.5)
Net cash provided by/(used in) investing activities from continuing operations	(84.5)	(503.5)	(538.2)	(83.3)	(70.2)
Net cash provided by/(used in) investing activities from discontinued operations	0	(3.9)	43.7	32.9	3.5
Net cash provided by/(used in) investing activities	(84.5)	(507.4)	(494.5)	(50.4)	(66.7)
CASH FLOWS FROM FINANCING ACTIVITIES:
Change in short-term borrowings	(9.5)	(1.3)	(2.9)	(3.3)	1.1
Payments related to revolver credit facility fees	0	(1.6)	(1.6)
Repayments of revolver credit facility					(36)
Borrowings from revolver credit facility
Proceeds from Borrowing on term loan	399.3	386.8	393.3
Payments related to long-term obligations	(434.3)	(23.6)	(37)	(24.1)	(20.7)
Call premium payments	(7.6)	0
Distribution to noncontrolling interest holder	0	0		(2.6)	(1.7)
Equity contribution/(redemption)	0.7	1.1	1.1	3.9	0.6
Net cash (used in)/ provided by financing activities from continuing operations	(51.4)	361.4	352.9	(26.1)	(56.7)
Net cash (used in)/provided by financing activities from discontinued operations	0	0
Net cash (used in)/provided by financing activities	(51.4)	361.4	352.9	(26.1)	(56.7)
Effect of foreign currency on cash	1.2	(9)	(12.4)	17.9	(10.3)
NET INCREASE/(DECREASE) IN CASH AND EQUIVALENTS	(51.5)	(69.2)	(66.1)	41.1	100.1
CASH AND EQUIVALENTS AT BEGINNING OF PERIOD	139	205.1	205.1	164	63.9
CASH AND EQUIVALENTS AT END OF PERIOD	87.5	135.9	139	205.1	164
SUPPLEMENTARY CASH FLOW INFORMATION:
Interest paid	132.4	101	172.4	157.6	98.6
Income taxes paid, net	$ 10.3	$ 13	$ 23.9	$ 20.6	$ 20.9

Consolidated Statements of Comprehensive Income / (Loss) (USD $) In Millions, unless otherwise specified	9 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Net earnings/(loss)	$ (65.9)	$ (1)
Other comprehensive income/(loss), net of tax
Foreign currency translation adjustments	(25.2)	(9.2)
Defined benefit pension plan	0	1.6
Deferred compensation/(benefit)	0.8	0.2
Earnings/(loss) on derivatives for the period	20.7	9.4
Other Comprehensive income/(loss)	(3.7)	2
Comprehensive earnings/(loss)	(69.6)	1
Comprehensive income/(loss) attributable to noncontrolling interest	0	(3.8)
Comprehensive earnings/(loss) attributable to Catalent	$ (69.6)	$ 4.8

Basis of Presentation and Summary of Significant Accounting Policies	9 Months Ended	12 Months Ended
	Mar. 31, 2013	Jun. 30, 2012
Basis of Presentation and Summary of Significant Accounting Policies

1.    BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Business

Catalent Pharma Solutions, Inc. (“Catalent”, or the “Company”) is a direct wholly-owned subsidiary of PTS Intermediate Holdings LLC (“Intermediate Holdings”). Intermediate Holdings is a direct wholly-owned subsidiary of PTS Holdings Corp. (“Parent”) and Parent is 100% owned by Phoenix Charter LLC (“Phoenix”) and certain members of the Company’s senior management. Phoenix is wholly-owned by BHP PTS Holdings L.L.C., an entity controlled by affiliates of The Blackstone Group (“Blackstone”), a global private investment and advisory firm.

Basis of Presentation

The accompanying unaudited consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States (GAAP) for interim financial information and with the instructions to Form 10-Q and Article 10 of Regulation S-X. Accordingly, they do not include all of the information and notes required by GAAP for complete financial statements. In the opinion of management, all adjustments (consisting of normal recurring adjustments) considered necessary for a fair presentation have been included. Operating results for the nine months ended March 31, 2013 are not necessarily indicative of the results that may be expected for the year ending June 30, 2013 . The consolidated balance sheet at June 30, 2012 has been derived from the audited consolidated financial statements at that date but does not include all of the information and footnotes required by GAAP for complete financial statements. For further information, refer to the consolidated financial statements and footnotes thereto included elsewhere in this prospectus.

Reclassifications

We made certain reclassifications to conform the prior period consolidated financial statements and notes to the current period presentation including classification of the U.S. based commercial packaging operations financial results within discontinued operations. The U.S. based commercial packaging operations were previously classified in the Packaging Services segment, which, concurrent with the sale, ceased being reported as a reportable segment. In addition, the historical financial results of the non-U.S. commercial packaging services operation, formerly generated from the U.K. based packaging facility, which was destroyed by fire, have been reclassified to the Oral Technologies segment.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles in the United States requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates include, but are not limited to, allowance for doubtful accounts, inventory and long-lived asset valuation, goodwill and other intangible asset valuation and impairment, equity-based compensation, income taxes, derivative financial instruments and pension plan asset and liability valuation. Actual amounts may differ from these estimated amounts.

Translation and Transaction of Foreign Currencies

The financial statements of the Company’s operations outside the U.S. are generally measured using the local currency as the functional currency. Adjustments to translate the assets and liabilities of these foreign operations into U.S. dollars are accumulated as a component of other comprehensive income/(loss) utilizing period-end exchange rates. In addition, the currency fluctuation associated with the portion of the Company’s euro-denominated debt designated as a net investment hedge is included as a component of other comprehensive income/(loss). Foreign currency transaction gains and losses calculated by utilizing weighted average exchange rates for the period are included in the statements of operations in “other expense, net”. Such foreign currency transaction gains and losses include inter-company loans that are not permanently reinvested.

Revenue Recognition

In accordance with Accounting Standard Codification (ASC) 605 Revenue Recognition, the Company recognizes revenue when persuasive evidence of an arrangement exists, product delivery has occurred or the services have been rendered, the price is fixed or determinable and collectability is reasonably assured. Revenue is recognized net of sales returns and allowances, if any.

Manufacturing and packaging revenue is recognized upon delivery of the product in accordance with the terms of the contract, which specify when transfer of title and risk of loss occurs. Some of the Company’s manufacturing contracts with its customers have annual minimum purchase requirements. At the end of the contract year, revenue is recognized for the unfilled purchase obligation in accordance with the contract terms.

Non-product revenue includes service related fees, royalty and research and development product license and participation fees, annual exclusivity fees, option fees to extend exclusivity agreements and milestone payments for attaining certain regulatory approvals and are recognized at fair value. Exclusivity payments are paid by customers in return for the Company’s commitment to manufacture certain products for those customers only. The revenue related to these agreements is recognized over the term of the exclusivity agreement or the term of the option agreement unless a particular milestone is designated, in which case revenue is recognized when service obligations or performance have been completed. Service revenue is primarily driven by our Development and Clinical Services business revenue of $93.0 million and $298.1 million , respectively for the three and nine months ended March 31, 2013 and $71.1 million and $167.0 million , respectively for the three and nine months ended March 31, 2012 . Cost of services associated with this revenue was $67.7 million and $212.5 million , respectively for the three and nine months ended March 31, 2013 and $48.4 million and $112.6 million , respectively for the three and nine months ended March 31, 2012 . The remaining segments recorded an ancillary amount of service revenue for all periods presented.

Arrangements containing multiple revenue generating activities, including service arrangements, are accounted for in accordance with applicable accounting guidance included within the framework of U.S. GAAP. If the deliverable meets the criteria of a separate unit of accounting, the arrangement revenue is allocated to each element based upon its relative fair value. Generally, in cases where we have multiple contracts with the same customer we treat such contracts as separate arrangements.

Goodwill

The Company accounts for purchased goodwill and intangible assets with indefinite lives in accordance with Codification Statement ASC 350 Intangibles—Goodwill and Other (ASC 350). Under ASC 350, goodwill and intangible assets with indefinite lives are not amortized, but instead are tested for impairment at least annually. In September 2011, the FASB issued guidance that simplified how entities test for goodwill impairment. This guidance permits entities to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform a two-step goodwill impairment test. The Company has elected to perform its annual impairment analysis during its fourth fiscal quarter each year.

Property and Equipment and Other Definite Lived Intangible Assets

Property and equipment are stated at cost. Depreciation expense is computed using the straight-line method over the estimated useful lives of the assets, including capital lease assets that are amortized over the shorter of their useful lives or the terms of the respective leases. The Company generally uses the following range of useful lives for its property and equipment categories: buildings and improvements— 5 to 50 years; machinery and equipment— 3 to 10 years; and furniture and fixtures— 3 to 7 years. Depreciation expense was $27.9 million and $82.6 million , respectively for the three and nine months ended March 31, 2013 and $25.7 million and $69.3 million , respectively for the three and nine months ended March 31, 2012 . The Company charges repairs and maintenance costs to expense as incurred. The amount of capitalized interest was immaterial for all periods presented.

Intangible assets with finite lives, primarily including customer relationships and patents and trademarks continue to be amortized over their useful lives. The Company evaluates the recoverability of its other long-lived assets, including amortizing intangible assets, if circumstances indicate impairment may have occurred pursuant to Codification Standard ASC 360 Property, Plant and Equipment (ASC 360). This analysis is performed by comparing the respective carrying values of the assets to the current and expected future cash flows, on an un-discounted basis, to be generated from such assets. If such analysis indicates that the carrying value of these assets is not recoverable, the carrying value of such assets is reduced to fair value through a charge to the Consolidated Statements of Operations. Fair value is determined based on assumptions the Company believes marketplace participants would utilize and comparable marketplace information in similar arms length transactions.

Research and Development Costs

The Company expenses research and development costs as incurred. Costs incurred in connection with the development of new offerings and manufacturing process improvements are recorded within selling, general, and administrative expenses. Such research and development costs included in selling, general, and administrative expenses amounted to $3.4 million and $10.1 million , respectively for three and nine months ended March 31, 2013 and $4.5 million and $11.9 million , respectively for three and nine months ended March 31, 2012 . Costs incurred in connection with research and development services we provide to customers and services performed in support of the commercial manufacturing process for customers are recorded within cost of sales. Such research and development costs included in cost of sales amounted to $9.1 million and $26.4 million , respectively for three and nine months ended March 31, 2013 and $8.9 million and $25.1 million , respectively for three and nine months ended March 31, 2012 .

Recent Financial Accounting Standards

In March 2013, the Financial Accounting Standards Board (the “FASB”) issued Accounting Standards Update No. 2013-05, “Parent’s Accounting for the Cumulative Translation Adjustment upon Derecognition of Certain Subsidiaries or Groups of Assets within a Foreign Entity or of an Investment in a Foreign Entity” (“ASU 2013-05”). ASU 2013-05 resolves the diversity in practice concerning the release of the cumulative translation adjustment into net income when a parent either sells a part or all of its investment in a foreign entity or no longer holds a controlling financial interest in a subsidiary or group of assets within a foreign entity. The guidance is effective for fiscal years and interim reporting periods within those fiscal years beginning after December 15, 2013. The amendments described in the ASU are to be applied prospectively to derecognition events occurring after the effective date; prior periods are not to be adjusted. Catalent is currently evaluating the impact of this standard on our consolidated results of operations and financial position.

In February 2013, the FASB issued Accounting Standards Update No. 2013-04, “Obligations Resulting from Joint and Several Liability Arrangements” (“ASU 2013-04”). ASU 2013-04 provides guidance for the recognition, measurement, and disclosure resulting from joint and several liability arrangements. Examples of obligations that fall within the scope of the ASU include certain debt arrangements, other contractual obligations, and settled litigation. The new guidance is effective on a retrospective basis for fiscal years and interim periods within those fiscal years beginning after December 15, 2013. Catalent is currently evaluating the impact of this standard and does not expect a material impact on the disclosures included in our consolidated financial statements.

In February 2013, the FASB issued Accounting Standards Update No. 2013-02, “Reporting of Amounts Reclassified out of Accumulated Other Comprehensive Income” (“ASU 2013-02”). ASU 2013-02 requires enhanced disclosures about items reclassified out of accumulated other comprehensive income (AOCI). For items reclassified to net income in their entirety, the ASU requires information about the effect of significant reclassification items to appear on separate line items of net income. For those items where direct reclassification to net income is not required, companies must provide cross-references to other disclosures that provide details about the effects of the reclassification out of AOCI. Expanded disclosures concerning current period changes in AOCI balances are also required for each component of OCI on the face of the financial statements or in the notes. ASU 2013-02 is effective prospectively for fiscal years beginning after December 15, 2012, and interim periods within those fiscal years. Catalent is currently evaluating the impact of this standard on the disclosures and presentation of our consolidated results of operations and financial position included in our consolidated financial statements.

In December 2011, the FASB issued Accounting Standards Update No. 2011-11, “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”). ASU 2011-11 will require disclosure of information about offsetting and related arrangements to enable users of our financial statements to understand the effect of those arrangements on our financial position. In January 2013, the FASB issued Accounting Standards Update No. 2013-01, “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” (“ASU 2013-01”). ASU 2013-01 limits the scope of the new balance sheet offsetting disclosure requirements to derivatives (including bifurcated embedded derivatives), repurchase agreements and reverse repurchase agreements, and certain securities borrowing and lending arrangements. The new guidance is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The disclosures required are to be applied retrospectively for all comparative periods presented. Upon adoption, we do not expect that this standard will materially impact our disclosures included in our consolidated financial statements.

In June 2011, the FASB issued Accounting Standards Update No. 2011-05, “ Presentation of Comprehensive Income “ (“ASU 2011-05”). ASU 2011-05 eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders’ equity and requires an entity to present items of net income, other comprehensive income and total comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. ASU 2011-05 also initially required companies to display reclassification adjustments for each component of other comprehensive income in both net income and other comprehensive income on the face of the financial statements; however in December 2011, the FASB issued ASU 2011-12 which deferred this requirement. The amendments in the ASUs did not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. During the first quarter of fiscal 2013, the Company adopted ASU 2011-05 and ASU 2011-12 and has elected to present the items of and total other comprehensive income in a separate statement following the Statement of Operations. As noted above, the FASB has issued ASU 2013-02 which provides guidance and the effective date for implementation of enhanced disclosure of items reclassified out of accumulated other comprehensive income.

1. BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Business

Catalent Pharma Solutions, Inc. (“Catalent”, or the “Company”) is a direct wholly-owned subsidiary of PTS Intermediate Holdings LLC (“Intermediate Holdings”). Intermediate Holdings is a direct wholly-owned subsidiary of PTS Holdings Corp. (“Parent”) and Parent is 100% owned by Phoenix Charter LLC (“Phoenix”) and certain members of the Company’s senior management. Phoenix is wholly-owned by BHP PTS Holdings L.L.C., an entity controlled by affiliates of The Blackstone Group (“Blackstone”), a global private investment and advisory firm.

We are the leading global provider of development solutions and advanced delivery technologies for drugs, biologics and consumer health products. Through our extensive capabilities and deep expertise in product development, we help our customers bring more products to market, faster. Our advanced delivery technology platforms, the broadest and most diverse combination of intellectual property and proven formulation, manufacturing and regulatory expertise available to the industry, enable our customers to bring more products and better treatments to the market. Across both development and delivery, our commitment to reliably supply our customers’ needs serves as the foundation for the value we provide. We operate through four businesses: Development & Clinical Services, Softgel Technologies, Modified Release Technologies, and Medication Delivery Solutions. We believe that through our prior and ongoing investments in growth-enabling capacity and capabilities, our entry into new markets, our ongoing focus on operational and quality excellence, our innovation activities, the sales of existing customer products, and the introduction of new customer products, we will continue to benefit from attractive margins and realize the growth potential from these areas.

For financial reporting purposes, we present three distinct financial reporting segments based on criteria established by U.S. GAAP: Development & Clinical Services, Oral Technologies and Medication Delivery Solutions. The Oral Technologies segment includes the Softgel Technologies and Modified Release Technologies businesses.

•

Development & Clinical Services. We provided manufacturing, packaging, storage and inventory management for drugs and biologics in clinical trials. We offer customers flexible solutions for clinical supplies production, and provide distribution and inventory management support for both simple and complex clinical trials. This includes dose form manufacturing or over-encapsulation where needed, supplying placebos, comparator drug procurement, clinical packages and kits for physicians and patients, inventory management, investigator kit ordering and fulfillment, and return supply reconciliation and reporting. We support trials in all regions of the world through our facilities and distribution network. In Fiscal 2012 we substantially expanded this business via the CTS Acquisition in February 2012 (see Note 2 to the Consolidated Financial Statements for further discussion).

We also offer analytical chemical and cell-based testing and scientific services, respiratory products formulation and manufacturing, regulatory consulting, and bioanalytical testing for biologic products. Our respiratory product capabilities include development services for inhaled products for delivery via metered dose inhalers, dry powder inhalers and nasal sprays. Demand for our offerings is driven by the need for scientific expertise and depth and breadth of services offered, as well as by the reliable supply thereof (including quality, execution and performance). We provide global regulatory and clinical support services for our customers’ regulatory and clinical strategies during all stages of development.

•

Oral Technologies. We provide advanced oral delivery technologies, including formulation, development and manufacturing of oral dose forms for prescription and consumer health products. These oral dose forms include softgel, modified release and immediate release solid oral technology products. At certain facilities we also provide integrated primary packaging services for the products we manufacture.

Through our Softgel Technologies business, we provide formulation, development and manufacturing services for soft gelatin capsules, or “softgels”, which we first commercialized in the 1930s. We are the market leader in overall softgel manufacturing, and hold the leading market position in the prescription arena. Our principal softgel technologies include traditional softgel capsules (in which the shell is made from animal-derived materials) and VegiCaps capsules (in which the shell is made from vegetable-derived materials), which are used in a broad range of customer products, including prescription drugs, over-the-counter medications, and vitamins and supplements. Softgel capsules encapsulate liquid, paste or oil-based active compounds in solution or suspension into an outer shell, filling and sealing the capsule simultaneously. Softgels have historically been used to solve formulation challenges or technical issues for a specific drug, to help improve the clinical performance of compounds, to provide important market differentiation, particularly for over-the-counter compounds, and to provide safe handling of hormonal, potent and cytotoxic drugs. We also participate in the softgel vitamin, mineral and supplement business in selected regions around the world. With the 2001 introduction of our vegetable-derived softgel shell, VegiCaps capsules, drug and consumer health manufacturers have been able to expand extend the compatibility of the softgel dose form with to a broader range of active ingredients, as well as and serve patient/consumer populations that were previously inaccessible due to religious, dietary or cultural preferences. Our VegiCaps capsules are patent protected in most major global markets. Physician and patient studies we have conducted have demonstrated a preference for softgels versus traditional tablet and hard capsule dose forms in terms of ease of swallowing, real or perceived speed of delivery, ability to remove or eliminate unpleasant odor or taste and, for physicians, perceived improved patient adherence with dosing regimens.

Through our Modified Release Technologies business we provide formulation, development and manufacturing services for fast-dissolve tablets and both proprietary and conventional controlled release products. We launched our orally dissolving tablet business in 1986 with the introduction of Zydis tablets, a unique oral dosage form that is freeze-dried in its package, can be swallowed without water, and typically dissolves in the mouth in less than three seconds. Most often used for indications, drugs and patient groups that can benefit from rapid oral disintegration, the Zydis technology is utilized in a wide range of products and indications, including treatments for a variety of central nervous system-related conditions such as migraines, Parkinsons’ Disease, schizophrenia, and pain-relief. Zydis tablets continue to be used in new ways by our customers as we extend the application of the technology to new categories, such as for immunotherapies, vaccines and biologics delivery. We have recently added two new technology platforms to the Modified Release business portfolio, including the highly flexible OptiDose technology, already commercially proven in Japan, and the development stage LyoPan oral dissolving tablet technology. We plan to continue to expand the development pipeline of customer products for all of our Modified Release technologies. Representative Modified Release Technology business customers include Pfizer, Novartis, Merck, GlaxoSmithKline, Eli Lilly and Johnson & Johnson.

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Medication Delivery Solutions. We provide formulation, development and manufacturing services for advanced delivery of drugs and biologics, including products administered via for injection, inhalation and ophthalmic routes, using both traditional and advanced technologies. Our range of injectable manufacturing offerings includes filling drugs or biologics into pre-filled syringes, and bags and other delivery formats, with flexibility to accommodate other formats within our existing network, focused increasingly on complex and difficult products. With our range of injectable solutions technologies we are able to meet a wide range of specifications, timelines and budgets. The complexity of the manufacturing process, the importance of experience and know-how, regulatory compliance, and the high start-up capital requirements create significant barriers to entry and, as a result, limit the number of competitors in the market. For example, blow-fill-seal is an advanced aseptic processing technology which uses a continuous process to form, fill with drug, and seal a plastic container in a sterile environment. Blow-fill-seal units typically cost less than traditional sterile forms on a per-unit basis and are currently used primarily for non-injectable a variety of pharmaceuticals in liquid form, such as respiratory, ophthalmic and otic products. We are a leader in the outsourced blow-fill-seal market, and operate one of the largest capacity commercial manufacturing blow-fill-seal facilities in the world. Our sterile blow-fill-seal manufacturing has the capacity and flexibility of manufacturing configurations and business provides flexible and scalable solutions for unit-dose delivery of complex formulations such as suspensions and emulsions, products that are temperature, light and/or oxygen-sensitive. We also provide as well as innovative design and engineering container design and manufacturing solutions related to complex container design and manufacturing. Our regulatory expertise can leads to decreased time to commercialization, and our dedicated development production lines support feasibility, stability and clinical runs. We plan to continue to expand our product line in existing and new markets, and in higher margin specialty products with additional respiratory, ophthalmic, and injectable and nasal applications. Representative customers include Pfizer, Sanofi-Aventis, Novartis and Roche.

Our biologics offerings include our formulation development and cell-line manufacturing based on our advanced and patented Gene Product Expression (“GPEx”) technology, which is used to develop stable, high-yielding mammalian cell lines for both innovator and bio-similar biologic compounds. Our GPEx® technology can provide rapid cell line development, high biologics production yields, flexibility and versatility. We are investing in expanded capability and capacity to produce clinical scale biologic supplies; once complete, combined with offerings from other parts of Catalent and external partners, we can enable a developer of new biologic entities, biosimilars or biobetters to bring a product from gene to market commercialization, faster.

Basis of Presentation

These financial statements include our parent company and all subsidiaries, including those operating outside the United States (U.S) and are prepared in accordance with accounting principles generally accepted in the United States of America (U.S. GAAP). All significant transactions among our businesses have been eliminated.

Reclassifications

We made certain reclassifications to conform the prior periods’ consolidated financial statements and notes to the current period presentation including classification of the U.S. based commercial packaging operations financial results within discontinued operations. The U.S. based commercial packaging operations were previously classified in the Packaging Services segment; which, concurrent with the sale, ceased being reported as a reportable segment. In addition, the current and historical financial results of the non U.S. commercial packaging services operation, formerly generated from the U.K. based packaging facility which was destroyed by fire, have been reclassified to the Oral Technology segment. In addition, we reclassified certain assets recorded as current in the prior year ended June 30, 2011 balance sheet to non-current to properly reflect the long term nature of the asset.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles in the United States requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates include, but are not limited to, allowance for doubtful accounts, inventory and long-lived asset valuation, goodwill and other intangible asset valuation and impairment, equity-based compensation, income taxes, derivative financial instruments and pension plan asset and liability valuation. Actual amounts may differ from these estimated amounts.

Translation and Transaction of Foreign Currencies

The financial statements of the Company’s operations outside the U.S. are generally measured using the local currency as the functional currency. Adjustments to translate the assets and liabilities of these foreign operations into U.S. dollars are accumulated as a component of other comprehensive income utilizing period-end exchange rates. In addition, the currency fluctuation associated with the Company’s Euro-denominated debt is included as a component of other comprehensive income. Foreign currency transaction gains and losses calculated by utilizing weighted average exchange rates for the period are included in the statements of operations in “other expense, net”. Such foreign currency transaction gains and losses include inter-company loans that are not permanently reinvested.

Revenue Recognition

In accordance with Accounting Standard Codification (“ASC”) 605 Revenue Recognition, the Company recognizes revenue when persuasive evidence of an arrangement exists, product delivery has occurred or the services have been rendered, the price is fixed or determinable and collectability is reasonably assured. Revenue is recognized net of sales returns and allowances.

Manufacturing and packaging revenue is recognized either upon delivery of the product, in accordance with the terms of the contract, which specify when transfer of title and risk of loss occurs. Some of the Company’s manufacturing contracts with its customers have annual minimum purchase requirements. At the end of the contract year, revenue is recognized for the remaining purchase obligation in accordance with the contract terms.

Non-product revenue includes service related fees, royalty fees, annual exclusivity fees, option fees to extend exclusivity agreements and milestone payments for attaining certain regulatory approvals and are recognized at fair value. Exclusivity payments are paid by customers in return for the Company’s commitment to manufacture certain products for those customers only. The revenue related to these agreements is recognized over the term of the exclusivity agreement or the term of the option agreement unless a particular milestone is designated, in which case revenue is recognized when service obligations or performance have been completed. Service revenue is primarily driven by our Development and Clinical Services business. Within this segment we recognized $268.3 million, $157.0 million and $144.9 million in service revenue for the fiscal years ended 2012, 2011, 2010, respectively. Cost of services associated with this revenue was $183.9 million, $103.7 million and $97.4 million for the fiscal years ended 2012, 2011, 2010, respectively. The remaining segments recorded an ancillary amount of service revenue for all periods presented.

Arrangements containing multiple revenue generating activities, including service arrangements, are accounted for in accordance with applicable accounting guidance included within the framework of U.S. GAAP. If the deliverable meets the criteria of a separate unit of accounting, the arrangement revenue is allocated to each element based upon its relative fair value. Generally, in cases where we have multiple contracts with the same customer we treat such contracts as separate arrangements.

Cash and Cash Equivalents

All liquid investments purchased with an original maturity of three months or less are considered to be cash and equivalents. The carrying value of these cash equivalents approximates fair value.

Receivables and Allowance for Doubtful Accounts

Trade receivables are primarily comprised of amounts owed to the Company through its operating activities and are presented net of an allowance for doubtful accounts. The Company monitors past due accounts on an ongoing basis and establishes appropriate reserves to cover probable losses. An account is considered past due on the first day after its due date. We make judgments as to our ability to collect outstanding receivables and provide allowances when it is assessed that all or a portion of the receivable will not be collected. The Company determines its allowance by considering a number of factors, including the length of time accounts receivable are past due, the Company’s previous loss history, the specific customer’s ability to pay its obligation to the Company, and the condition of the general economy and the customer’s industry. The Company writes off accounts receivable when they become uncollectible.

Concentrations of Credit Risk and Major Customers

Concentration of credit risk, with respect to accounts receivable, is limited due to the large number of customers and their dispersion across different geographic areas. The customers are primarily concentrated in the pharmaceutical and healthcare industry. The Company normally does not require collateral or any other security to support credit sales. The Company performs ongoing credit evaluations of its customers’ financial conditions and maintains reserves for credit losses. Such losses historically have been within the Company’s expectations. During fiscal year 2012 and 2010 no single customer exceeded 10% of revenue or accounts receivable as of June 30, 2012. During fiscal year 2011 the Company provided products and services to two customers who accounted for 10.4% and 10.8% of the Company’s revenue.

Inventories

Inventory is stated at the lower of cost or market, using the first-in, first-out (“FIFO”) method. The Company provides reserves for excess, obsolete or slow-moving inventory based on changes in customer demand, technology developments or other economic factors. Inventory consists of costs associated with raw material, labor and overhead.

Goodwill

The Company accounts for purchased goodwill and intangible assets with indefinite lives in accordance with Codification Statement ASC 350 Intangibles -Goodwill and Other (ASC 350). Under ASC 350, goodwill and intangible assets with indefinite lives are no longer amortized, but instead are tested for impairment at least annually. Intangible assets with finite lives, primarily including customer relationships and patents and trademarks, continue to be amortized over their useful lives. In September 2011, the FASB issued guidance that simplified how entities test for goodwill impairment. This guidance permits entities to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform a two-step goodwill impairment test. We early adopted this guidance for our annual goodwill impairment test that was conducted as of April 1, 2012. In performing the 2012 goodwill impairment test, we assessed the relevant qualitative factors and concluded that it is more likely than not that the fair values of our reporting units are greater than their carrying amounts. After reaching this conclusion, no further testing was performed. The use of alternative estimates or adjusting the discount rate used could affect the estimated fair value of the assets and potentially result in more or less impairment. Any identified impairment would result in an adjustment to the Company’s results of operations. The Company has elected to perform its annual impairment analysis during its fourth fiscal quarter.

Property and Equipment and Other Definite Lived Intangible Assets

Property and equipment are stated at cost. Depreciation expense is computed using the straight-line method over the estimated useful lives of the assets, including capital lease assets that are amortized over the shorter of their useful lives or the terms of the respective leases. The Company generally uses the following range of useful lives for its property and equipment categories: buildings and improvements—5 to 50 years; machinery and equipment—3 to 20 years; and furniture and fixtures—3 to 10 years. Depreciation expense was $95.7 million, $86.7 million and $87.8 million for the fiscal years ended June 30, 2012, June 30, 2011 and June 30, 2010, respectively. The Company charges repairs and maintenance costs to expense as incurred. The amount of capitalized interest was immaterial for all periods presented.

The Company evaluates the recoverability of its other long-lived assets, including amortizing intangible assets, if circumstances indicate impairment may have occurred pursuant to Codification Standard ASC 360 Property, Plant and Equipment (ASC 360). This analysis is performed by comparing the respective carrying values of the assets to the current and expected future cash flows, on an undiscounted basis, to be generated from such assets. If such analysis indicates that the carrying value of these assets is not recoverable, the carrying value of such assets is reduced to fair value through a charge to the Consolidated Statements of Operations. Fair value is determined based on assumptions the Company believes marketplace participants would utilize and comparable marketplace information in similar arms length transactions.

Post-Retirement and Pension Plans

The Company sponsors various retirement and pension plans, including defined benefit retirement plans and defined contribution retirement plans. The measurement of the related benefit obligations and the net periodic benefit costs recorded each year are based upon actuarial computations, which require management’s judgment as to certain assumptions. These assumptions include the discount rates used in computing the present value of the benefit obligations and the net periodic benefit costs, the expected future rate of salary increases (for pay-related plans) and the expected long-term rate of return on plan assets (for funded plans). The discount rates are derived based on a hypothetical yield curve represented by a series of annualized individual discount rates. The expected long-term rate of return on plan assets is based on the target asset allocation and the average expected rate of growth for the asset classes invested. The average expected rate of growth is derived from a combination of historic returns, current market indicators, the expected risk premium for each asset class and the opinion of professional advisors. The Company uses a measurement date of June 30 for all its retirement and postretirement benefit plans.

Assets Held for Sale and Discontinued Operations

We classify long-lived assets or a component entity as assets held for sale when the criteria have been met, in accordance with ASC 360. Further, we classify component entities as operations which have been discontinued when the criteria of ASC 205-20, Discontinued Operations (ASC 205) are met and the operations and cash flows have been or will be eliminated from the ongoing operations and we have no significant continuing involvement in the operations of the component after the disposal transaction. During fiscal year 2012, we completed the sale of our domestic commercial packaging operations and concluded the operations of which qualify as a component entity which is permitted to be categorized as a discontinued operation. See Note 17 to the Consolidated Financial Statements for further discussion.

Derivative Instruments, Hedging Activities and Fair Value

Derivatives Instruments

The Company is exposed to certain risks arising from both its business operations and economic conditions. The Company principally manages its exposures to a wide variety of business and operational risks through management of its core business activities. The Company manages economic risks, including interest rate, liquidity, and credit risk primarily by managing the amount, sources and duration of its debt funding and the use of derivative financial instruments. Specifically, the Company enters into derivative financial instruments to manage exposures that arise from business activities that result in the receipt or payment of future known and uncertain cash amounts, the value of which are determined by interest rates. The Company’s derivative financial instruments are used to manage differences in the amount, timing, and duration of the Company’s known or expected cash receipts and its known or expected cash payments principally related to the Company’s borrowings. The Company does not net any of its derivative positions under master netting arrangements.

Hedging Activities

The Company’s objectives in using interest rate derivatives are to add stability to interest expense and to manage its exposure to interest rate movements. To accomplish this objective, the Company primarily uses interest rate swaps as part of its interest rate risk management strategy. Interest rate swaps designated as cash flow hedges involve the receipt of variable-rate amounts from a counterparty in exchange for the Company making fixed-rate payments over the life of the agreements without exchange of the underlying notional amount.

The effective portion of changes in the fair value of derivatives designated and that qualify as cash flow hedges for financial reporting purposes is recorded in Accumulated Other Comprehensive Income on the balance sheet and is subsequently reclassified into earnings in the period that the hedged forecasted transaction affects earnings. During fiscal years 2012, 2011 and 2010, such derivatives were used to hedge the variable cash flows associated with existing variable-rate debt. The ineffective portion of the change in fair value of the derivatives is recognized directly in earnings.

The Company is exposed to fluctuations in the EUR-USD exchange rate on its investments in foreign operations in Europe. While the Company does not actively hedge against changes in foreign currency, it has mitigated the exposure of investments in its European operations through a net-investment hedge by denominating a portion of the debt in Euros.

Fair Value

The Company is required to measure certain assets and liabilities at fair value, either upon initial measurement or for subsequent accounting or reporting. We use fair value extensively in the initial measurement of net assets acquired in a business combination and when accounting for and reporting on certain financial instruments. We estimate fair value using an exit price approach, which requires, among other things, that we determine the price that would be received to sell an asset or paid to transfer a liability in an orderly market. The determination of an exit price is considered from the perspective of market participants, considering the highest and best use of assets and, for liabilities, assuming the risk of non-performance will be the same before and after the transfer. A single estimate of fair value results from a complex series of judgments about future events and uncertainties and relies heavily on estimates and assumptions. When estimating fair value, depending on the nature and complexity of the assets or liability, we may use one or all of the following approaches:

•	Market approach, which is based on market prices and other information from market transactions involving identical or comparable assets or liabilities.

•	Cost approach, which is based on the cost to acquire or construct comparable assets less an allowance for functional and/or economic obsolescence.

•	Income approach, which is based on the present value of the future stream of net cash flows.

These fair value methodologies depend on the following types of inputs:

•	Quoted prices for identical assets or liabilities in active markets (called Level 1 inputs).

•

Quoted prices for similar assets or liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are directly or indirectly observable (called Level 2 inputs).

•	Unobservable inputs that reflect estimates and assumptions (called level 3 inputs).

Self Insurance

The Company is partially self-insured for certain employee health benefits and partially self-insured for product liability and workers compensation claims. Accruals for losses are provided based upon claims experience and actuarial assumptions, including provisions for incurred but not reported losses.

Shipping and Handling

Shipping and handling costs are included in cost of products sold in the Consolidated Statements of Operations. Shipping and handling revenue received was immaterial for all periods presented and is presented within net revenues.

Equity-Based Compensation

The Company accounts for its equity-based compensation awards in accordance with Accounting Standard Codification ASC 718 Compensation – Stock compensation (ASC 718). ASC 718 requires companies to recognize compensation expense using a fair-value based method for costs related to share-based payments including stock options and restricted stock units. The expense is measured based on the grant date fair value of the awards that are expected to vest, and the expense is recorded over the applicable requisite service period. In the absence of an observable market price for a share-based award, the fair value is based upon a valuation methodology that takes into consideration various factors, including the exercise price of the award, the expected term of the award, the current price of the underlying shares, the expected volatility of the underlying share price based on peer companies, the expected dividends on the underlying shares and the risk-free interest rate.

Accumulated Other Comprehensive Income/(Loss)

Accumulated other comprehensive income/(loss), which is reported in the accompanying Consolidated Statements of Changes in Shareholder’s Equity, consists of net earnings/(loss), foreign currency translation, deferred compensation, dividend distribution, minimum pension liability and unrealized gains and losses from derivatives.

Research and Development Costs

The Company expenses research and development costs as incurred. Costs incurred in connection with the development of new offerings and manufacturing process improvements are recorded within Selling General & Administrative Expenses. Such research and development costs included in selling, general and administrative expenses amounted to $16.9 million, $26.5 million and $21.8 million, for fiscal years ended June 30, 2012, June 30, 2011 and June 30, 2010, respectively. Costs incurred in connection with research and development services we provide to customers and services performed in support of the commercial manufacturing process for customers are recorded within Cost of Sales. Such research and development costs included in cost of sales amounted to $33.5 million, $31.8 million and $31.6 million, for fiscal years ended June 30, 2012, June 30, 2011 and June 30, 2010, respectively.

Income Taxes

In accordance with the standard codification of ASC 740 Income Taxes (ASC 740) the Company accounts for income taxes using the asset and liability method. The asset and liability method requires recognition of deferred tax assets and liabilities for expected future tax consequences of temporary differences that currently exist between tax bases and financial reporting bases of the Company’s assets and liabilities. Deferred tax assets and liabilities are measured using enacted tax rates in the respective jurisdictions in which the Company operates. In assessing the ability to realize deferred tax assets, the Company considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The calculation of the Company’s tax liabilities involves dealing with uncertainties in the application of complex tax regulations in each of its tax jurisdictions. The number of years with open tax audits varies depending on the tax jurisdiction. A number of years may lapse before a particular matter is audited and finally resolved. The Company applies the accounting guidance issued to address the accounting for uncertain tax positions. This guidance clarifies the accounting for income taxes, by prescribing a minimum recognition threshold a tax position is required to meet before being recognized in the financial statements as well as provides guidance on derecognition, measurement, classification, interest and penalties, accounting in interim periods, disclosure and transition.

Recent Financial Accounting Standards

In July 2012, the Financial Accounting Standards Board (the “FASB”) issued Accounting Standards Update No. 2012-02, Testing Indefinite-Lived Intangible Assets for Impairment (the revised standard). The revised standard reduces cost and complexity of testing indefinite-lived intangible assets other than goodwill for impairment. It allows companies to perform a “qualitative” assessment to determine whether further impairment testing of indefinite-lived intangible assets is necessary. The Company would first assess qualitatively whether it is more likely than not (that is, a likelihood of more than 50 percent) that an indefinite-lived intangible asset is impaired, thus necessitating that it perform the quantitative impairment test. An entity would not be required to calculate the fair value of an indefinite-lived intangible asset and perform the quantitative impairment test unless the entity determines that it is more likely than not that the asset is impaired. The effective date is for annual and interim impairment tests performed for fiscal years beginning after 15 September 2012. Early adoption would be permitted. Catalent is evaluating the impact of this standard and does not expect a material impact on its consolidated results of operations or financial position.

In May 2011, the FASB issued Accounting Standards Update (“ASU”) 2011-04, Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU 2011-04”). ASU 2011-04 amended the FASB Accounting Standards Codification 820, Fair Value Measurements and Disclosures (“ASC 820”) to converge the fair value measurement guidance in U.S. generally accepted accounting principles (“GAAP”) and International Financial Reporting Standards (“IFRSs”). Some of the amendments clarify the application of existing fair value measurement requirements, while other amendments change particular principles in ASC 820. In addition, ASU 2011-04 requires additional fair value disclosures. Catalent has adopted the disclosure requirements and such disclosures had no impact on its consolidated results of operations or financial position.

In June 2011, the FASB issued ASU No. 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income (“ASU 2011-05”). ASU 2011-05 eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders’ equity and requires an entity to present items of net income, other comprehensive income and total comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. ASU 2011-05 also requires companies to display reclassification adjustments for each component of other comprehensive income in both net income and other comprehensive income. The amendments in the ASU do not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. This guidance is effective for fiscal years, and interim periods, beginning after December 15, 2011, with the exception of the requirement to present reclassification adjustments from other comprehensive income to net income on the face of the financial statements, which has been deferred pending further deliberation by the FASB, and is not expected to have a material effect on our financial condition or results of operations, though it will change our financial statement presentation.

In December 2011, the FASB issued Accounting Standards Update No. 2011-11, “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”). ASU 2011-11 will require disclosure of information about offsetting and related arrangements to enable users of our financial statements to understand the effect of those arrangements on our financial position. The new guidance is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The disclosures required are to be applied retrospectively for all comparative periods presented. Upon adoption, we do not expect that this standard will materially impact our disclosures included in our consolidated financial statements.

Business Combinations	9 Months Ended	12 Months Ended
	Mar. 31, 2013	Jun. 30, 2012
Business Combinations
2.	BUSINESS COMBINATIONS

Acquisition of the Clinical Trial Supplies Operations of Aptuit, LLC

On February 17, 2012 , the Company completed its acquisition of the Clinical Trial Supplies business (the “CTS Business”) of Aptuit, LLC, a Delaware limited liability company (“Aptuit”), by purchasing the outstanding shares of capital stock of Aptuit Holdings, Inc., a wholly-owned subsidiary of Aptuit (the “CTS Acquisition”). The acquisition was completed in connection with the pursuit of our strategic growth initiatives. Catalent financed the CTS Acquisition and related fees and expenses using the proceeds from a $400.0 million incremental term loan facility and cash on hand.

Purchase Price Allocation

The acquisition method of accounting is based on ASC Subtopic 805-10, “ Business Combinations ,” and uses the fair value concepts defined in ASC Subtopic 820-10, “ Fair Value Measurements and Disclosures “. The purchase price for the CTS Business was allocated to the net tangible and intangible assets based upon their fair values as of the acquisition date. The allocation of the purchase price was based upon a valuation and the estimates and assumptions are subject to change within the measurement period. The excess of the purchase price over the fair values of the net tangible assets and intangible assets was recorded as goodwill and is generally driven by our expectations of our ability to realize synergies and achieve our strategic growth objectives.

As of March 31, 2013 , the allocation of purchase price was comprised of:

(Dollars in millions)
Accounts receivable, net	$27.9
Plant, property and equipment, net	80.6
Unbilled services	11.8
Other assets	0.4
Goodwill	170.4
Intangibles	177.6
Accounts payable	(10.8)
Accrued liabilities	(7.0)
Deferred tax liability	(39.0)
Other liabilities	(1.6)
Unearned revenue	(9.5)

Total purchase price	$400.8

The goodwill recorded to the Clinical Services reporting unit of the Development and Clinical Services segment as of March 31, 2013 was $170.4 million . In addition, the Company expects approximately $6.8 million of goodwill to be tax deductible pursuant to the provisions of ASC 740 Income taxes.

2. BUSINESS COMBINATIONS

Acquisition of the Clinical Trial Supplies Operations of Aptuit, LLC

On February 17, 2012, the Company completed its acquisition of the Clinical Trial Supplies business (the “CTS Business”) of Aptuit, LLC, a Delaware limited liability company (“Aptuit”), by purchasing the outstanding shares of capital stock of Aptuit Holdings, Inc., a wholly-owned subsidiary of Aptuit (the “CTS Acquisition”) for a purchase price of approximately $400 million. The acquisition was completed in connection with the pursuit of our strategic growth initiatives. Catalent financed the CTS Acquisition and related fees and expenses using the proceeds from a $400.0 million incremental term loan facility and cash on hand. During the year ended June 30, 2012, Catalent incurred approximately $14.1 million in transaction related costs in connection with the acquisition of the CTS Business. These costs are reflected in “Selling, general and administrative expenses” on the Consolidated Statements of Operations.

Purchase Price Allocation

The acquisition method of accounting is based on ASC Subtopic 805-10, “Business Combinations,” and uses the fair value concepts defined in ASC Subtopic 820-10, “Fair Value Measurements and Disclosures”. The purchase price for the CTS Business was allocated to the net tangible and intangible assets based upon their fair values as of the acquisition date. The allocation of the purchase price was based upon a valuation and the estimates and assumptions are subject to change within the measurement period. The excess of the purchase price over the fair values of the net tangible assets and intangible assets was recorded as goodwill and is generally driven by our expectations of our ability to realize synergies and achieve our strategic growth objectives. The allocation of purchase price is preliminary and subject to finalization of our purchase price allocation and valuation and subject to working capital and indebtedness adjustments.

The initial purchase price allocation for the CTS Business is as follows:

($ in millions)
Accounts receivable, net	28.2
Plant, property and equpment, net	80.6
Unbilled services	11.8
Other assets	0.3
Goodwill	169.4
Intangibles	177.6
Accounts payable	(10.8)
Accrued liabilities	(6.6)
Deferred tax liability	(39.0)
Other liabilities	(1.2)
Unearned revenue	(9.5)

Total purchase price	400.8

The preliminary goodwill recorded to the Clinical Services reporting unit of the Development and Clinical Services segment was $169.4 million. In addition, the Company expects approximately $6.8 million of goodwill to be tax deductible pursuant to the provisions of ASC 740 Income Taxes.

Valuations of Definite Lived Intangible Assets Acquired

The weighted average life of all intangible assets acquired approximates 13.5 years. The following table sets forth the components of intangible assets by type acquired in connection with the CTS Business acquisition:

	Estimated Fair Value (in millions)	Estimated Useful Life (in years)
Customer relationships- finite-lived	$171.0	13-15
Back-log	3.0	1.0
Internally developed software - finite-lived	3.4	4.9
Leasehold Assets	0.2	4.0

Total	$177.6

Pre-Acquisition Contingencies Assumed

The Company continues to evaluate pre-acquisition contingencies relating to the CTS Business that existed as of the acquisition date. Catalent continues to gather information in order to evaluate substantially all pre-acquisition contingencies that have been assumed from the CTS Business. If Catalent makes changes to the amounts recorded or identifies additional pre-acquisition contingencies during the remainder of the measurement period, such amounts recorded will be included in the purchase price allocation during the measurement period.

Financial Results of the acquired business

The revenue and net income/(loss) for the period beginning on February 17, 2012 and through June 30, 2012 included in the Company’s consolidated financial results were $67.9 million and $(0.5) million, respectively.

Unaudited Pro Forma Financial Information

The unaudited pro forma financial information in the table below summarizes the combined results of operations for Catalent and the CTS Business as though the companies were combined as of July 1, 2011. The pro forma financial information for all periods presented also includes the effects of the accounting associated with the acquisition including the amortization charges from acquired intangible assets (certain of which are preliminary), interest expense for borrowings, the amortization of debt discounts and the related tax effects as though the companies were combined as of July 1, 2011. The pro forma financial information as presented below is for informational purposes only and is not indicative of the results of operations that would have been achieved if the acquisitions and any borrowings undertaken to finance the CTS Business acquisition had taken place at July 1, 2011.

The unaudited pro forma financial information for the year ended June 30, 2012 combine the financial results of Catalent and the estimated historical results of the CTS Business pre-acquisition adjusted to reflect the pro-forma accounting adjustments described above.

The unaudited pro forma financial information and the effects of the pro forma adjustments listed above were as follows:

	Catalent Pharma Solutions Inc.	CTS July 1, 2011 thru February 16, 2012	Proforma Adjustments	Catalent Pharma Solutions Inc. Proforma Combined
(in millions)		(Unaudited)	(Unaudited)	(Unaudited)
Net revenue	1,694.8	123.1	—	$1,817.9
Cost of products sold	1,136.2	55.6	2.5	1,194.3

Gross Margin	558.6	67.5	(2.5)	623.6
Selling, general and administrative expenses	348.1	63.8	7.4	419.3
Impairment charges and (gain)/loss on sale of assets	1.8	—	—	1.8
Restructuring and other	19.5	0.3	—	19.8
Property and casualty (gain)/losses, net	(8.8)	—	—	(8.8)

Operating earnings/(loss)	198.0	3.4	(9.9)	191.5
Interest expense, net	183.2	10.5	2.6	196.3
Other (income)/expense, net	(3.8)	0.4	—	(3.4)

Earnings/(loss) from continuing operations before income taxes
	18.6	(7.5)	(12.5)	(1.4)
Income tax expense/(benefit)	16.5	2.2	(5.0)	13.7

Earnings/(loss) from continuing operations	2.1	(9.7)	(7.5)	(15.1)
Earnings/(loss) from discontinued operations, net of tax	(41.3)	—	—	(41.3)

Net earnings/(loss)	(39.2)	(9.7)	(7.5)	(56.4)
Net earnings/(loss) attributable to noncontrolling interest, net of tax	1.2	—	—	1.2

Net earnings/(loss) attributable to Catalent	(40.4)	(9.7)	(7.5)	$(57.6)

Goodwill	9 Months Ended	12 Months Ended
	Mar. 31, 2013	Jun. 30, 2012
Goodwill

3.    GOODWILL

The following table summarizes the changes between June 30, 2012 and March 31, 2013 in the carrying amount of goodwill in total and by reporting segment:

(Dollars in millions)	Oral Technologies	Medication Delivery Solutions	Development & Clinical Services	Total
Balance at June 30, 2012 (1)	$839.8	$—	$190.1	$1,029.9
Additions/(impairments)	—	—	1.0	1.0
Foreign currency translation adjustments	(4.6)	—	(3.2)	(7.8)
Balance at March 31, 2013	$835.2	$—	$187.9	$1,023.1

(1)	The opening balance is reflective of historical impairment charges related to the Medication Delivery Solutions segment of approximately $158.0 million .

No goodwill impairment charges were required during the current or comparable prior year period. When required, impairment charges are recorded within the Consolidated Statement of Operations as Impairment charges and (gain)/loss on sale of assets.

3. GOODWILL

In connection with ASC 350, the Company is required to assess goodwill and other indefinite-lived intangible assets for impairment annually or more frequently if circumstances indicate impairment may have occurred. In September 2011, the FASB issued guidance that simplified how entities test for goodwill impairment. This guidance permits entities to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform a two-step goodwill impairment test. We early adopted this guidance for our annual goodwill impairment test that was conducted as of April 1, 2012. In performing the 2012 goodwill impairment test, we assessed the relevant qualitative factors and concluded that it is more likely than not that the fair values of our reporting units are greater than their carrying amounts. After reaching this conclusion, no further testing was performed. The qualitative factors we considered included, but were not limited to, general economic conditions, our outlook and market performance of our industry and our recent and forecasted financial performance.

The following table summarizes the changes in the carrying amount of goodwill in total and by reporting segment:

(in millions)	Oral Technologies	Medication Delivery Solutions	Development & Clinical Services	Total
Balance at June 30, 2010(1)	$826.0	$—	$22.9	$848.9
Foreign currency translation adjustments	54.8	—	2.3	57.1
Balance at June 30, 2011	880.8	—	25.2	906.0
Additions/(impairment)	—	—	169.4	169.4
Foreign currency translation adjustments	(41.0)	—	(4.5)	(45.5)
Balance at June 30, 2012	$839.8	$—	$190.1	$1,029.9

(1)	The opening balance is reflective of historical impairment charges related to the Medication Delivery Solutions segment of approximately $158.0 million.

There was no goodwill impairment charges recorded in the current or prior period.

Definite Lived Long-Lived Assets	9 Months Ended	12 Months Ended
	Mar. 31, 2013	Jun. 30, 2012
Definite Lived Long-Lived Assets

4.    DEFINITE LIVED LONG-LIVED ASSETS

The Company’s definite lived long-lived assets include property, plant and equipment as well as other intangible assets with definite lives.

The details of other intangible assets subject to amortization as of March 31, 2013 and June 30, 2012 , are as follows:

(Dollars in millions)	Gross Carrying Value	Accumulated Amortization	Net Carrying Value
March 31, 2013
Amortized intangibles:
Core technology	$144.7	$(42.9)	$101.8
Customer relationships	212.2	(45.3)	166.9
Product relationships	225.6	(112.9)	112.7

Total intangible assets	$582.5	$(201.1)	$381.4

(Dollars in millions)	Gross Carrying Value	Accumulated Amortization	Net Carrying Value
June 30, 2012
Amortized intangibles:
Core technology	$145.0	$(37.5)	$107.5
Customer relationships	215.6	(33.4)	182.2
Product relationships	227.6	(99.6)	128.0

Total intangible assets	$588.2	$(170.5)	$417.7

Amortization expense was $11.2 million and $32.3 million , respectively for the three and nine months ended March 31, 2013 and $8.9 million and $23.5 million , respectively for the three and nine months ended March 31, 2012 .

Amortization expense in future periods is estimated to be:

(Dollars in millions)	Remainder Fiscal 2013	2014	2015	2016	2017
Amortization expense	$11.7	$43.9	$43.5	$43.5	$42.8

4. DEFINITE LIVED LONG-LIVED ASSETS

Other intangible assets with definite lives are being amortized using the straight-line method over periods that range from twelve to twenty years. The details of other intangible assets subject to amortization by class as of June 30, 2012 and June 30, 2011, are as follows:

(in millions)	Gross Carrying Value	Accumulated Amortization	Net Carrying Value
June 30, 2012
Amortized intangibles:
Core technology	$145.0	(37.5)	$107.5
Customer relationships	215.6	(33.4)	182.2
Product relationships	227.6	(99.6)	128.0

Total intangible assets	$588.2	$(170.5)	$417.7

(in millions)	Gross Carrying Value	Accumulated Amortization	Net Carrying Value
June 30, 2011
Amortized intangibles:
Core technology	$153.1	(32.3)	$120.8
Customer relationships	39.9	(26.7)	$13.2
Product relationships	236.5	(83.8)	$152.7

Total intangible assets	$429.5	(142.8)	$286.7

Amortization expense for the fiscal years ended June 30, 2012, 2011 and 2010 was approximately $34.0 million, $28.8 million and $29.9 million, respectively. Future amortization expense is estimated as follows:

(in millions)	2013	2014	2015	2016	2017
Amortization expense	$41.6	$41.5	$41.2	$41.2	$41.2

There was no intangible asset impairment charge recorded in the current or prior period.

Restructuring and Other Costs	12 Months Ended
Jun. 30, 2012
Restructuring and Other Costs

5. RESTRUCTURING AND OTHER COSTS

The Company has implemented plans to restructure certain operations, both domestically and internationally. The restructuring plans focused on various aspects of operations, including closing and consolidating certain manufacturing operations, rationalizing headcount and aligning operations in a strategic and more cost-efficient structure. In addition, we may incur restructuring charges in cases where a material change in the scope of operation with our business occurs.

The following table summarizes the significant costs recorded within restructuring costs:

(in millions)	Fiscal Year Ended June 30, 2012	Fiscal Year Ended June 30, 2011	Fiscal Year Ended June 30, 2010
Restructuring costs:
Employee-related reorganization(1)	$14.9	$6.7	$5.5

Asset impairments	2.9	0.6	3.8
Facility exit and other costs(2)	1.7	5.2	8.4

Total restructuring costs	$19.5	$12.5	$17.7

(1)	Employee-related costs consist primarily of severance costs outplacement services provided to employees who have been involuntarily terminated and duplicate payroll costs during transition periods.
(2)	Facility exit and other costs consist of accelerated depreciation, equipment relocation costs and costs associated with planned facility expansions and closures to streamline our operations.

Long-Term Obligations and Other Short-Term Borrowings	9 Months Ended	12 Months Ended
	Mar. 31, 2013	Jun. 30, 2012
Long-Term Obligations and Other Short-Term Borrowings

7.    LONG-TERM OBLIGATIONS AND OTHER SHORT-TERM BORROWINGS

Long-term obligations and other short-term borrowings consist of the following at March 31, 2013 and June 30, 2012 :

(Dollars in millions)	Maturity	March 31, 2013	June 30, 2012
Senior Secured Credit Facilities
Term loan facility dollar-denominated	September 2016	$792.2	$798.9
Term loan facility dollar-denominated	September 2017	647.2	591.2
Term loan facility euro-denominated	April 2014	—	56.3
Term loan facility euro-denominated	September 2016	263.7	257.7
9 1/2 % Senior Toggle Notes	April 2015	269.1	619.1
9 3/4 % Senior Subordinated euro-denominated Notes	April 2017	277.2	268.7
7 7/8 % Senior Notes	October 2018	348.2	—
$200.3 million Revolving Credit Facility	April 2016	—	—
Other Obligations	2013 to 2032	77.6	91.6

Total		2,675.2	2,683.5
Less: current portion and other short-term borrowings		29.6	43.2

Long-term obligations, less current portion short-term borrowings		$2,645.6	$2,640.3

As noted within Footnote 5 to these financial statements, the Company also uses interest rate swaps to manage the economic effect of variable interest obligations associated with floating term loans so that the interest payable effectively becomes fixed at a certain rate, thereby reducing the impact on rate changes on interest expense.

Senior Secured Credit Facilities

On April 10, 2007, we entered into a $1.8 billion senior secured credit facility (the “Credit Agreement”) consisting of: (i) an approximately $1.4 billion term loan facility consisting of Dollar Term-1 Loans (the “Dollar Term-1 Loans”) and euro Term Loans (the “euro Term Loans”) and (ii) a $350 million revolving credit facility.

The revolving credit facility includes borrowing capacity available for letters of credit and for short-term borrowings. Borrowings under the term loan facility and the revolving credit facility bear interest, at our option, at a rate equal to an applicable margin over either (a) a base rate determined by reference to the higher of (1) the rate of interest per annum published by The Wall Street Journal from time to time, as the “prime lending rate” and (2) the federal funds rate plus one-half of 1% or (b) a LIBOR rate determined by reference to the British Bankers Association Interest Settlement Rate for deposits in dollars for the interest period relevant to such borrowing adjusted for certain additional costs.

In addition to paying interest on outstanding principal under our senior secured credit facilities, we are required to pay a commitment fee to the lenders under the revolving credit facility with respect to the unutilized commitments there under. The initial commitment fee is 0.5% per annum. The commitment fee may be reduced subject to our attaining certain leverage ratios. We are also required to pay customary letter of credit fees.

The senior secured credit facilities are subject to amortization and prepayment requirements and contain certain covenants, events of default and other customary provisions.

On June 1, 2011, the Company and certain lenders amended the Credit Agreement in order to extend the maturity for certain Revolving Credit Loans and Revolving Credit Commitments. In particular, the Company converted approximately $200.3 million of Revolving Credit Commitments and Revolving Credit Loans into new Revolving Tranche-2 Commitments and Revolving Tranche-2 Loans. The amendment set the applicable margin for the Revolving Tranche-2 Loans to a percentage per annum equal to at the Company’s option (i) in the case of euro currency rate loans, 3.75% , or (ii) in the case of base rate loans, 2.75% , which may be reduced subject to our attaining certain leverage ratios. In addition, the Company extended the final maturity date of the converted facility to the ninth anniversary or April 10, 2016, subject to certain conditions regarding the refinancing or repayment of the Company’s term loans, the Senior Toggle Notes (defined below), the Senior Subordinated Notes (defined below), the 7.875% Notes (defined below) and certain other unsecured debt which would cause the final maturity date to be an earlier date.

On February 17, 2012, in connection with the acquisition of the CTS Business, the Company entered into Amendment No. 2 to the Credit Agreement. The amendment provided senior secured financing consisting of a $400 million incremental term loan facility (the “Dollar Term-2 Loans”) pursuant to the exercise of the accordion feature under the Credit Agreement. The Dollar Term-2 Loans have substantially similar terms as the Dollar Term-1 Loans. The Company used the proceeds from the Dollar Term-2 Loans, along with cash on hand, to finance the acquisition of the CTS Business. The amendment set the applicable margin for the Dollar Term-2 Loans to a percentage per annum equal to at the Company’s option (i) in the case of euro currency rate loans, 4.00% , subject to a floor of 1.25% or (ii) in the case of base rate loans, 3.00% , subject to a floor of 2.25% . The Dollar Term-2 Loans will mature on the earlier of (i) September 15, 2017 and (ii) the 91st day prior to the maturity of Company’s Senior Subordinated Notes or any permitted refinancing thereof; provided such Senior Subordinated Notes have an outstanding aggregate principal amount in excess of $100.0 million .

On February 23, 2012, the Company entered into Amendment No. 3 to the Credit Agreement to convert approximately $796.8 million of Dollar Term-1 Loans into new Extended Dollar Term-1 Loans (the “Extended Dollar Term-1 Loans”) and approximatley €207.7 million of Euro Term Loans into new Extended Euro Term Loans (the “Extended Euro Term Loans”) with the consent solely of those lenders that agreed to convert their Dollar Term-1 Loans and/or Euro Term Loans, respectively. The Extended Dollar Term-1 Loans and the Extended Euro Term Loans have substantially similar terms as the Dollar Term-1 Loans and Euro Term Loans. The amendment set the applicable margin for the Extended Dollar Term-1 Loans and Extended Euro Term Loans to a percentage per annum equal to at the Company’s option (i) in the case of euro currency rate loans, 4.00% or (ii) in the case of base rate loans, 3.00% . The final maturity date of the Extended Dollar Term-1 Loans and Extended Euro Term Loans was extended to the earlier of (i) September 15, 2016 and (ii) the 91 day prior to the maturity of the Company’s Senior Toggle Notes or any permitted refinancing thereof; provided such Senior Toggle Notes have an outstanding aggregate principal amount in excess of $100.0 million. On March 1, 2012, the Company entered into the Extension Amendment to the Credit Agreement in order to extend the maturity of an additional $11.0 million of Dollar Term-1 Loans into Extended Dollar Term-1 Loans. In addition, the borrowing capacity of the $350.0 million revolving credit facility was reduced to approximately $200.3 million in order to maintain a cost effective debt structure which is appropriate for our financing needs.

On April 27, 2012, the Company entered into Amendment No. 4 to the Credit Agreement in order to permit the Company to borrow an aggregate principal amount of up to $205.0 million of Refinancing Dollar Term-2 Loans (the “Refinancing Dollar Term-2 Loans”) with the consent of only the lenders agreeing to provide such Refinancing Dollar Term-2 Loans. The proceeds from the Refinancing Dollar Term-2 Loans were used to prepay in full all outstanding Non-Extended Dollar Term-1 Loans under the Credit Agreement. The Refinancing Dollar Term-2 Loans have identical terms with, and the same rights and obligations under the Credit Agreement as, the outstanding Dollar Term-2 Loans.

On February 28, 2013, the Company entered into Amendment No. 5 to the Credit Agreement in order to borrow an aggregate principal amount of approximately $659.5 million of Refinancing Dollar Term-2 Loans and approximately $799.3 million of Refinancing Dollar Term-1 Loans (the “Refinancing Dollar Term-1 Loans”). The proceeds from the Refinancing Dollar Term-2 Loans were used to prepay in full all outstanding Non-Extended Euro Term Loans and Dollar Term-2 Loans under the Credit Agreement; the proceeds of the Refinancing Dollar Term-1 Loans were used to prepay in full all outstanding Extended Dollar Term-1 Loans under the Credit Agreement. The Refinancing Dollar Term-2 and Refinancing Dollar Term-1 Loans have identical terms with, and the same rights and obligations under the Credit Agreement as, the previously outstanding Dollar Term-2 Loans and Extended Dollar Term-1 Loans, respectively. The amendment set the applicable margin for the Refinancing Dollar Term-2 Loans at the Company’s option, at a percentage per annum equla to (i) in the case of eurocurrency rate loans, 3.25% , subject to a floor of 1.00% , or ii) in the case of base rate loans, 2.25% , subject to a floor of 2.00% . The amendment set the applicable margin for the Refinancing Dollar Term-1 Loans, at the Company’s option, at a percent per annum equal to (i) in the case of eurocurrency rate loans, 3.50% or ii) in the case of base rate loans, 2.50% . Cash paid associated with this financing activity approximated $2.6 million.

As of March 31, 2013 , there were $15.2 million in outstanding letters of credit which reduced the borrowing capacity under the approximately $200.3 million revolving line of credit.

Senior Notes

On April 10, 2007, we issued $565.0 million of 9.5% / 10.25% senior PIK-election fixed rate notes due 2015 (“Senior Toggle Notes”). The Senior Toggle Notes are unsecured senior obligations of the Company. Interest on the Senior Toggle Notes is payable semi-annually in arrears on each April 15 and October 15, which commenced on October 15, 2007. We may redeem these notes at par plus specified declining premiums set forth in the indenture plus any accrued and unpaid interest to the date of redemption.

In September 2012, Catalent announced the commencement of a tender offer to purchase for cash up to $350 million aggregate principal amount of its outstanding Senior Toggle Notes. On September 18, 2012, Catalent purchased $45.9 million aggregate principal amount of Senior Toggle Notes at a price of $47.1 million plus accrued and unpaid interest pursuant to the tender offer. On November 1, 2012, Catalent redeemed $304.1 million aggregate principal amount of Senior Toggle Notes for an aggregate price of $311.4 million plus accrued and unpaid interest. In connection with this transaction the Company paid $8.5 million of call premiums and expensed $3.3 million of unamortized deferred finance costs. These expenses are recorded within “Other Income/Expense” in our statement of operations.

On September 18, 2012, Catalent issued $350 million aggregate principal amount of 7.875% Senior Notes (the “ 7.875% Notes”). The 7.875% Notes will mature on October 15, 2018 and interest is payable on the 7.875% Notes on April 15 and October 15 of each year, commencing April 15, 2013. The 7.875% Notes were offered in a private offering to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933, as amended (the “Securities Act”), and to non-U.S. persons in offshore transactions in accordance with Regulation S under the Securities Act. The 7.875% Notes were issued at a price of 100.0% of their principal amount. Catalent used a portion of the net proceeds from the offering of the 7.875% Notes to finance a portion of its tender offer for the Senior Toggle Notes and partial redemption of the Senior Toggle Notes as described above. We may redeem these notes at par plus specified declining premiums set forth in the senior subordinated indenture plus any accrued and unpaid interest to the date of redemption.

Senior Subordinated Notes

On April 10, 2007, we issued €225.0 million 9.75% euro-denominated ( $300.3 million dollar equivalent at the exchange rate effective on the issue date) Senior Subordinated Notes due 2017 (the “Senior Subordinated Notes”). The Senior Subordinated Notes are unsecured senior subordinated obligations of the Company and are subordinated in right of payment to all existing and future senior indebtedness of the Company (including the senior credit facilities and the Senior Toggle Notes). Interest on the Senior Subordinated Notes is payable semi-annually in cash in arrears on each April 15 and October 15, which commences on October 15, 2007. We may redeem these notes at par plus specified declining premiums set forth in the senior subordinated indenture plus any accrued and unpaid interest to the date of redemption.

Debt Covenants

The Credit Agreement and the indentures governing the notes contain a number of covenants that, among other things, restrict, subject to certain exceptions, the Company’s (and the Company’s restricted subsidiaries’) ability to incur additional indebtedness or issue certain preferred shares; create liens on assets; engage in mergers and consolidations; sell assets; pay dividends and distributions or repurchase capital stock; repay subordinated indebtedness; engage in certain transactions with affiliates; make investments, loans or advances; make certain acquisitions; and in the case of the Company’s Credit Agreement, enter into sale and leaseback transactions, amend material agreements governing the Company’s subordinated indebtedness (including the senior subordinated notes) and change the Company’s lines of business.

As of March 31, 2013 , the Company was in compliance with all covenants related to its long-term obligations. The Company’s long-term debt obligations do not contain any financial maintenance covenants.

6. LONG-TERM OBLIGATIONS AND OTHER SHORT-TERM BORROWINGS

Long-term obligations and other short-term borrowings consist of the following at June 30, 2012 and June 30, 2011:

(in millions)	Maturity	June 30, 2012	June 30, 2011
Senior Secured Credit Facilities
Term loan facility Dollar-denominated	April 2014	$—	$1,017.6
Term loan facility Dollar-denominated	September 2016	798.9	—
Term loan facility Dollar-denominated	September 2017	591.2	—
Term loan facility Euro-denominated	April 2014	56.3	364.1
Term loan facility Euro-denominated	September 2016	257.7	—
9 1/2 % Senior Toggle Notes	April 2015	619.1	624.4
9 3/4 % Senior Subordinated Euro-denominated Notes	April 2017	268.7	308.4
Revolving Credit Agreement	April 2016	—	—
Other Obligations	2012 to 2032	91.6	32.1

Total		2,683.5	2,346.6
Less: current portion and other short-term borrowings		43.2	28.6

Long-term obligations, less current portion short-term borrowings		$2,640.3	$2,318.0

The Company also uses interest rate swaps to manage the economic effect of variable interest obligations associated with floating term loans so that the interest payable effectively becomes fixed at a certain rate, thereby reducing the impact on rate changes on interest expense. As of June 30, 2012, the Company had four interest rate swap agreements that have the economic effect of modifying the variable interest obligations associated with its floating rate term loans through April 2013. These agreements include two U.S dollar-denominated, one Euro-denominated and one Yen-denominated interest rate swap agreements.

Senior Secured Credit Facilities

On April 10, 2007, in connection with the Acquisition, we entered into a $1.8 billion senior secured credit facility (the “Credit Agreement”) consisting of: (i) an approximately $1.4 billion term loan facility consisting of Dollar Term-1 Loans (the “Dollar Term-1 Loans”) and Euro Term Loans (the “Euro Term Loans”) and (ii) a $350 million revolving credit facility. We are required to repay the term loans in quarterly installments equal to 1% per annum of the original funded principal amount for the first six years and nine months, with the remaining amount payable on April 10, 2014. These repayments commenced on September 28, 2007.

The revolving credit facility includes borrowing capacity available for letters of credit and for short-term borrowings. Borrowings under the term loan facility and the revolving credit facility bear interest, at our option, at a rate equal to an applicable margin over either (a) a base rate determined by reference to the higher of (1) the rate of interest per annum published by The Wall Street Journal from time to time, as the “prime lending rate” and (2) the federal funds rate plus  1/2 of 1% or (b) a LIBOR rate determined by reference to the costs of funds for deposits in the currency of such borrowing for the interest period relevant to such borrowing adjusted for certain additional costs. The weighted-average interest rates during fiscal 2012 were approximately 3.76% and 3.25% for the Euro-denominated and US-dollar denominated term loans, respectively and approximately 4.0% for the revolving credit facility.

In addition to paying interest on outstanding principal under our senior secured credit facilities, we are required to pay a commitment fee to the lenders under the revolving credit facility with respect to the unutilized commitments there under. The initial commitment fee is 0.5% per annum. The commitment fee may be reduced subject to our attaining certain leverage ratios. We are also required to pay customary letter of credit fees.

The senior secured credit facilities are subject to amortization and prepayment requirements and contain certain covenants, events of default and other customary provisions.

On June 1, 2011, the Company and certain lenders amended the Credit Agreement in order to extend the maturity for certain Revolving Credit Loans and Revolving Credit Commitments. In particular, the Company converted $200.25 million of Revolving Credit Commitments and Revolving Credit Loans into new Revolving Tranche-2 Commitments and Revolving Tranche -2 Loans. The amendment set the applicable margin for the Revolving Tranche -2 Loans to a percentage per annum equal to (i) in the case of euro currency rate loans, 3.75%, and (ii) in the case of base rate loans, 2.75%, which may be reduced subject to our attaining certain leverage ratios. In addition, the Company extended the final maturity date of the converted facility to the ninth anniversary or April 10, 2016, subject to certain conditions regarding the refinancing or repayment of the Company’s term loans, the senior toggle notes, the senior subordinated notes and certain other unsecured debt which would cause the final maturity date to be an earlier date.

On February 17, 2012, in connection with the acquisition of the CTS Business, the Company entered into Amendment No. 2 to the Credit Agreement. The amendment provided senior secured financing consisting of a $400 million incremental term loan facility (the “Dollar Term-2 Loans”) pursuant to the exercise of the accordion feature under the Credit Agreement. The Dollar Term-2 Loans have substantially similar terms as the Dollar Term-1 Loans. The Company used the proceeds from the Dollar Term-2 Loans, along with cash on hand, to finance the acquisition of the CTS Business. The amendment set the applicable margin for the Dollar Term-2 Loans to a percentage per annum equal to (i) in the case of euro currency rate loans, 4.00%, subject to a floor of 1.25% and (ii) in the case of base rate loans, 3.00%, subject to a floor of 2.25%. The Dollar Term-2 Loans will mature on the earlier of (i) September 15, 2017 and (ii) the 91st day prior to the maturity of Company’s Senior Subordinated Notes or any permitted refinancing thereof; provided such Senior Subordinated Notes have an outstanding aggregate principal amount in excess of $100.0 million. The Company is required to repay installments on the Dollar Term-2 Loans in quarterly installments in aggregate annual amounts equal to 1.00% of their funded total principal amount, with the remaining amount payable on the date of maturity.

On February 24, 2012, the Company entered into Amendment No. 3 to the Credit Agreement to convert $796.8 million of Dollar Term-1 Loans into new Extended Dollar Term-1 Loans (the “Extended Dollar Term-1 Loans”) and €207.7 million of Euro Term Loans into new Extended Euro Term Loans (the “Extended Euro Term Loans”) with the consent solely of those lenders that agreed to convert their Dollar Term-1 Loans and/or Euro Term Loans, respectively. The Extended Dollar Term-1 Loans and the Extended Euro Term Loans have substantially similar terms as the Dollar Term-1 Loans and Euro Term Loans. The amendment set the applicable margin for the Extended Dollar Term-1 Loans and Extended Euro Term Loans to a percentage per annum equal to (i) in the case of eurocurrency rate loans, 4.00% and (ii) in the case of base rate loans, 3.00%. The final maturity date of the Extended Dollar Term-1 Loans and Extended Euro Term Loans was extended to the earlier of (i) September 15, 2016 and (ii) the 91 day prior to the maturity of the Company’s Senior Notes or any permitted refinancing thereof; provided such Senior Notes have an outstanding aggregate principal amount in excess of $100.0 million. On March 1, 2012, the Company entered into the Extension Amendment to the Credit Agreement in order to extend the maturity of an additional $11.0 million of Dollar Term-1 Loans into new Extended Dollar Term-1 Loans. In addition, the borrowing capacity of the $350.0 revolving credit facility was reduced to $200.25 million in order to maintain a cost effective debt structure which is appropriate for our financing needs.

On April 27, 2012, the Company entered into Amendment No. 4 to the Credit Agreement in order to permit the Company to borrow an aggregate principal amount of up to $205 million of Refinancing Dollar Term-2 Loans (the “Refinancing Dollar Term-2 Loans”) with the consent of only the lenders agreeing to provide such Refinancing Dollar Term-2 Loans. The proceeds from the Refinancing Dollar Term-2 Loans were used to prepay in full all outstanding non-extended Dollar Term-1 Loans under the Credit Agreement. The Refinancing Dollar Term-2 Loans have identical terms with, and the same rights and obligations under the Credit Agreement as, the outstanding Dollar Term-2 Loans.

Senior Notes

On April 10, 2007, in connection with the Acquisition, we issued $565.0 million of 9.5%/10.25 % senior PIK-election fixed rate notes due 2015 (“Senior Toggle Notes”). The Senior Toggle Notes are unsecured senior obligations of the Company. Interest on the Senior Toggle Notes is payable semi-annually in arrears on each April 15 and October 15, which commenced on October 15, 2007. The PIK election feature expired with the interest period ended April 15, 2011. Therefore all remaining interest payments on the Senior Toggle Notes are to be paid entirely in cash at the cash interest rate of 9.5%. On and after April 15, 2011, we may redeem the Senior Toggle Notes at par plus specified declining premiums set forth in the indenture plus any accrued and unpaid interest to the date of redemption.

Senior Subordinated Notes

On April 10, 2007, in connection with the Acquisition, we issued €225.0 million 9 3/4 % Euro-denominated ($300.3 million dollar equivalent at the exchange rate effective on the issue date) Senior Subordinated Notes due 2017 (the “Senior Subordinated Notes”). The Senior Subordinated Notes are unsecured senior subordinated obligations of the Company and are subordinated in right of payment to all existing and future senior indebtedness of the Company (including the senior credit facilities and the Senior Toggle Notes). Interest on the Senior Subordinated Notes is payable semi-annually in cash in arrears on each April 15 and October 15, which commences on October 15, 2007. We may redeem the Senior Subordinated Notes at par plus specified declining premiums set forth in the senior subordinated indenture plus any accrued and unpaid interest to the date of redemption.

As of June 30, 2012, there were $20.8 million in outstanding letters of credit which reduced the borrowing capacity under the $200.3 million revolving line of credit.

Long-Term and Other Obligations

Other obligations consist primarily of loans for equipment, buildings and a capital lease for a building.

Maturities of long-term obligations, including capital leases of $57.8 million, and other short-term borrowings for future fiscal years are:

(in millions)	2013	2014	2015	2016	2017	Thereafter	Total
Maturities of long-term and other obligations	43.2	79.4	643.0	21.3	1,293.6	603.0	2,683.5

Debt Issuance Costs

Debt issuance costs are capitalized within prepaid expenses and other assets on the balance sheet and amortized over the life of the related obligation through charges to interest expense in the Consolidated Statements of Operations. The unamortized total of debt issuance costs were approximately $28.2 million and $40.0 million as of June 30, 2012 and June 30, 2011, respectively. Amortization of debt issuance costs totaled $14.7 million and $10.0 million for the fiscal years ended June 30, 2012 and June 30, 2011, respectively.

Guarantees and Security

All obligations under the senior secured credit agreement and the Senior Toggle Notes and the Senior Subordinated Notes (together, the “notes”) are unconditionally guaranteed by each of the Company’s existing U.S. wholly-owned subsidiaries, other than the Company’s Puerto Rico subsidiaries, subject to certain exceptions.

All obligations under the Senior Secured Credit Facilities, and the guarantees of those obligations, are secured by substantially all of the following assets of the Company and each guarantor, subject to certain exceptions:

•

a pledge of 100% of the capital stock of the Company and 100% of the equity interests directly held by the Company and each guarantor in any wholly-owned material subsidiary of the Company or any guarantor (which pledge, in the case of any non-U.S. subsidiary of a U.S. subsidiary, will not include more than 65% of the voting stock of such non-U.S. subsidiary); and

•	a security interest in, and mortgages on, substantially all tangible and intangible assets of the Company and of each guarantor, subject to certain limited exceptions.

Debt Covenants

The senior secured credit agreement and the indentures governing the Senior Toggle Notes and the Senior Subordinated Notes contain a number of covenants that, among other things, restrict, subject to certain exceptions, the Company’s (and the Company’s restricted subsidiaries’) ability to incur additional indebtedness or issue certain preferred shares; create liens on assets; engage in mergers and consolidations; sell assets; pay dividends and distributions or repurchase capital stock; repay subordinated indebtedness; engage in certain transactions with affiliates; make investments, loans or advances; make certain acquisitions; in the case of the Company’s senior credit agreement, enter into sale and leaseback transactions, amend material agreements governing the Company’s subordinated indebtedness (including the Senior Subordinated Notes) and change the Company’s lines of business.

The senior credit facility and indentures governing the Senior Toggle Notes and the Senior Subordinated Notes also contain change of control provisions and certain customary affirmative covenants and events of default. As of June 30, 2012, the Company was in compliance with all covenants related to its long-term obligations. The Company’s long-term debt obligations do not contain any financial maintenance covenants.

Subject to certain exceptions, the senior credit agreement and the indentures governing the notes will permit the Company and its restricted subsidiaries to incur additional indebtedness, including secured indebtedness. None of the Company’s non-U.S. subsidiaries or Puerto Rico subsidiaries is a guarantor of the loans or notes.

As market conditions warrant and subject to the Company’s contractual restrictions and liquidity position, the Company, its affiliates and/or the Company’s major equity holders, including Blackstone and its affiliates, may from time to time repurchase the Company’s outstanding debt securities, including the Senior Toggle Notes and the Senior Subordinated Notes and/or the Company’s outstanding bank loans in privately negotiated or open market transactions, by tender or otherwise. Any such repurchases may be funded by incurring new debt, including additional borrowings under the Company’s existing credit facility. Any new debt may also be secured debt. The Company may also use available cash on the balance sheet. The amounts involved in any such transactions, individually or in the aggregate, may be material. Further, since some of the Company’s debt may trade at a discount to the face amount, any such purchases may result in the Company’s acquiring and retiring a substantial amount of any particular series, with the attendant reduction in the trading liquidity of any such series.

Under the indentures governing the notes, the Company’s ability to engage in certain activities such as incurring certain additional indebtedness, making certain investments and paying certain dividends is tied to ratios based on Adjusted EBITDA (which is defined as “EBITDA” in the indentures).

Adjusted EBITDA is based on the definitions in the Company’s indentures, is not defined under U.S. GAAP, and is subject to important limitations.

Derivative Instruments and Hedging Activities	9 Months Ended	12 Months Ended
	Mar. 31, 2013	Jun. 30, 2012
Derivative Instruments and Hedging Activities

5.    DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

Risk Management Objective of Using Derivatives

The Company is exposed to certain risks arising from both its business operations and economic conditions. The Company principally manages its exposures to a wide variety of business and operational risks through management of its core business activities. The Company manages economic risks, including interest rate, liquidity, and credit risk primarily by managing the amount, sources and duration of its debt funding and the use of derivative financial instruments. Specifically, the Company enters into derivative financial instruments to manage exposures that arise from business activities that result in the receipt or payment of future known and uncertain cash amounts, the value of which are determined by interest rates. The Company’s derivative financial instruments are used to manage differences in the amount, timing, and duration of the Company’s known or expected cash receipts and its known or expected cash payments principally related to the Company’s borrowings. The Company does not net any of its derivative positions under master netting arrangements.

The Company is exposed to fluctuations in the EUR-USD exchange rate on its investments in foreign operations in Europe. While the Company does not actively hedge against changes in foreign currency, we have mitigated the exposure of our investments in our European operations by denominating a portion of our debt in euros. At March 31, 2013 , the Company had euro denominated debt outstanding of $540.9 million that qualifies as a hedge of a net investment in foreign operations. For non-derivatives designated and qualifying as net investment hedges, the effective portion of the translation gains or losses are reported in Accumulated other comprehensive income/(loss) as part of the cumulative translation adjustment. For the three and nine months ended March 31, 2013 , the Company recorded a gain of $12.6 million and a loss of $13.2 million within cumulative translation adjustment. The net accumulated gain of this net investment as of March 31, 2013 included within other comprehensive income/(loss) was approximately $70.7 million . For the three and nine months ended March 31, 2013 , the Company recognized an unrealized foreign exchange gain of $4.2 million and a loss of $5.4 million , respectively, in the consolidated statement of operations related to a portion of its euro-denominated debt not designated as a net investment hedge. For the three and nine months ended March 31, 2012 , the Company recognized an unrealized foreign exchange loss of $2.0 million and a gain of $7.5 million , respectively.

Amounts are reclassified out of accumulated other comprehensive income/(loss) into earnings when the hedged net investment is either sold or substantially liquidated.

Credit Risk Related to Contingent Features

The Company has agreements with each of its derivative counterparties that contain a provision where the Company could be declared in default on its derivative obligations if repayment of the underlying indebtedness is accelerated by the lender due to the Company’s default on the indebtedness.

As of March 31, 2013 , the terminal value of derivatives in a net liability position, which includes accrued interest but excludes any adjustment for nonperformance risk, related to these agreements was $1.3 million . As of March 31, 2013 , the Company had minimum collateral posting thresholds with certain of its derivative counterparties and had posted collateral of $4.5 million , in the form of letters of credit. If the Company had breached any of these provisions at March 31, 2013 , it could have been required to settle its obligations under the agreements at their termination value of $1.3 million .

Counterparty Credit Risk Management

The Company’s derivative financial statements present certain market and counterparty risks; however, concentration of counterparty credit risk is mitigated as the Company deals with a variety of major banks worldwide. The Company would not be materially impacted if any of the counterparties to its derivative financial instruments outstanding at March 31, 2013 failed to perform according to the terms of its agreement. At this time, the Company does not require collateral or any other security to support derivative instruments subject to credit risk by its counterparties.

Cash Flow Hedges of Interest Rate Risk

The Company’s objectives in using interest rate derivatives are to add stability to interest expense and to manage its exposure to interest rate movements. To accomplish this objective, the Company primarily uses interest rate swaps as part of its interest rate risk management strategy. Interest rate swaps designated as cash flow hedges involve the receipt of variable-rate amounts from a counterparty in exchange for the Company making fixed-rate payments over the life of the agreements without exchange of the underlying notional amount. During the period, such derivatives were used to hedge the variable cash flows associated with existing variable-rate debt.

The effective portion of changes in the fair value of derivatives designated and that qualify as cash flow hedges for financial reporting purposes is recorded in accumulated other comprehensive income/(loss) on the balance sheet and is subsequently reclassified into earnings in the period that the hedged forecasted transaction affects earnings. The ineffective portion of the change in fair value of the derivatives is recognized directly in earnings.

As of March 31, 2013 , the Company had three outstanding interest rate derivatives which were effective for financial accounting. Two instruments had a combined notional value of $760.0 million and one had a notional value of €240.0 million . These instruments are designated for financial accounting purposes as cash flow hedges of interest rate risk. Amounts reported in accumulated other comprehensive income/(loss) related to derivatives will be reclassified to interest expense as interest payments are made on the Company’s variable-rate debt. During the next twelve months, the Company estimates that an additional $0.7 million will be reclassified from other comprehensive income/(loss) to interest expense.

On February 28, 2013, in connection with the refinancing of the Company’s €44.9 million Euro term loan, Catalent de-designated €35.0 million of the €240.0 million notional Euribor-based interest rate swap. Prior to de-designation, the effective portion of the change in fair value of the derivative was recorded as a component of other comprehensive income/(loss). The other comprehensive income/(loss) balance associated with the de-designated portion of the derivative will be reclassified to earnings when either the originally hedged forecasted interest payments on the hedged debt affect earnings or at the time the originally forecasted transactions become probable of not occurring. The amount of losses reclassified into earnings as a result of the discontinuance of a portion of the Euribor-based interest rate swap as a cash flow hedge for the three and nine months ended March 31, 2013 is $0.1 million .

Non-designated Hedges of Interest Rate Risk

Derivatives not designated as hedges for financial accounting purposes are not speculative and are used to manage the Company’s economic exposure to interest rate movements but, as of March 31, 2013 , do not meet the hedge accounting requirements for financial reporting purposes of ASC 815 Derivatives and Hedging . Changes in the fair value of derivatives not designated as a hedge for financial accounting purposes are recorded directly into earnings as other expense, net. As of March 31, 2013 , the Company had a ¥175 million notional value outstanding derivative maturing on May 15, 2013 that was not designated for financial accounting purposes as a hedge in a qualifying hedging relationship.

The table below presents the fair value of the Company’s derivative financial instruments as well as their classification on the Consolidated Balance Sheet as of March 31, 2013 and June 30, 2012 .

(Dollars in millions)	Fair Values of Financial Derivatives Instruments on the Consolidated Balance Sheets
	Liability Derivatives As of March 31, 2013		Liability Derivatives As of June 30, 2012
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Derivatives designated as hedging instruments under ASC 815:
Interest rate swaps	Other accrued liabilities and other liabilities	$1.1	Other accrued liabilities and other liabilities	$23.1
Total derivatives designated as hedging instruments under ASC 815:		1.1		23.1
Derivatives not designated as hedging instruments under ASC 815:
Interest rate swaps	Other accrued liabilities and other liabilities	$0.2	Other accrued liabilities and other liabilities	$0.2
Total derivatives not designated as hedging instruments under ASC 815:		$0.2		$0.2

The table below presents the fair value of the Company’s derivative financial instruments as well as their classification on the Consolidated Statement of Operations for the nine months ended March 31, 2013 and March 31, 2012 .

(Dollars in millions)	Effect of Derivative Instruments on the Consolidated Statement of Operations
Derivatives in ASC 815 Cash Flow Hedging Relationships	Amount of (Gain) or Loss Recognized in AOCI on Derivative (Effective Portion) for the Nine Months Ended March 31,		Location of (Gain) or Loss Reclassified from AOCI into Income (Effective Portion)	Amount of (Gain) or Loss Reclassified from AOCI into Income (Effective Portion) for the Nine Months Ended March 31,		Location of (Gain) or Loss Recognized in Income on Derivative (Ineffective Portion and Amount Excluded from Effectiveness Testing	Amount of (Gain) or Loss Recognized in Income on Derivative (Ineffective Portion and Amount Excluded from Effective Testing) for the Three and Nine Months Ended March 31,
	2013	2012		2013	2012		2013	2012
Interest rate swaps	$1.1	$10.1	Interest expense, net	$21.8	$19.5	Other (income)/ expense, net	0.1	—

Derivatives Not Designated as Hedging Instruments Under ASC 815	Location of (Gain) or Loss Recognized in Income on Derivative	Amount of (Gain) or Loss Recognized in Income on Derivative for the Nine Months Ended March 31,
		2013	2012
Interest rate swaps	Other (income)/ expense, net	$—	$(0.1)

7. DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

Risk Management Objective of Using Derivatives

The Company is exposed to certain risks arising from both its business operations and economic conditions. The Company principally manages its exposures to a wide variety of business and operational risks through management of its core business activities. The Company manages economic risks, including interest rate, liquidity, and credit risk primarily by managing the amount, sources and duration of its debt funding and the use of derivative financial instruments. Specifically, the Company enters into derivative financial instruments to manage exposures that arise from business activities that result in the receipt or payment of future known and uncertain cash amounts, the value of which are determined by interest rates. The Company’s derivative financial instruments are used to manage differences in the amount, timing, and duration of the Company’s known or expected cash receipts and its known or expected cash payments principally related to the Company’s borrowings.

The Company is exposed to fluctuations in the EUR-USD exchange rate on its investments in foreign operations in Europe. While the Company does not actively hedge against changes in foreign currency, we have mitigated the exposure of our investments in our European operations by denominating a portion of our debt in Euros. At June 30, 2012, the Company had Euro denominated debt outstanding of $582.7 million that qualifies as a hedge of a net investment in foreign operations. For non-derivatives designated and qualifying as net investment hedges, the effective portion of the translation gains or losses are reported in Accumulated Other Comprehensive Income/(Loss) as part of the cumulative translation adjustment. During fiscal year 2012, the Company recorded $69.4 million as a gain within cumulative translation adjustment. The net accumulated gain of this net investment as of June 30, 2012 included within Other Comprehensive Income was approximately $83.9 million. For the year ended June 30, 2012, the Company recognized an unrealized foreign exchange gain of $17.1 million in the consolidated statement of operations related to a portion of its Euro-denominated debt not designated as a net investment hedge. No such gain or loss was recognized for the year ended June 30, 2011 as the Company’s entire Euro-denominated debt was designated as an effective net investment hedge.

Amounts are reclassified out of Accumulated Other Comprehensive Income into earnings when the hedged net investment is either sold or substantially liquidated.

Credit Risk Related to Contingent Features

The Company has agreements with each of its derivative counterparties that contain a provision where the Company could be declared in default on its derivative obligations if repayment of the underlying indebtedness is accelerated by the lender due to the Company’s default on the indebtedness.

As of June 30, 2012, the terminal value of derivatives in a net liability position, which includes accrued interest but excludes any adjustment for nonperformance risk, related to these agreements was $23.4 million. As of June 30, 2012, the Company has minimum collateral posting thresholds with certain of its derivative counterparties and has posted collateral of $9.0 million. If the Company had breached any of these provisions at June 30, 2012, it could have been required to settle its obligations under the agreements at their termination value of $23.4 million.

Counterparty Credit Risk Management

The Company’s derivative financial statements present certain market and counterparty risks; however, concentration of counterparty credit risk is mitigated as the Company deals with a variety of major banks worldwide. The Company would not be materially impacted if any of the counterparties to its derivative financial instruments outstanding at June 30, 2012 failed to perform according to the terms of its agreement. At this time, the Company does not require collateral or any other security to support derivative instruments subject to credit risk by its counterparties.

Cash Flow Hedges of Interest Rate Risk

The Company’s objectives in using interest rate derivatives are to add stability to interest expense and to manage its exposure to interest rate movements. To accomplish this objective, the Company primarily uses interest rate swaps as part of its interest rate risk management strategy. Interest rate swaps designated as cash flow hedges involve the receipt of variable-rate amounts from a counterparty in exchange for the Company making fixed-rate payments over the life of the agreements without exchange of the underlying notional amount. During the fiscal year ended June 30, 2012, such derivatives were used to hedge the variable cash flows associated with existing variable-rate debt.

The effective portion of changes in the fair value of derivatives designated and that qualify as cash flow hedges for financial reporting purposes is recorded in Accumulated Other Comprehensive Income on the balance sheet and is subsequently reclassified into earnings in the period that the hedged forecasted transaction affects earnings. The ineffective portion of the change in fair value of the derivatives is recognized directly in earnings.

As of June 30, 2012, the Company had three outstanding interest rate derivatives which were effective for financial accounting purposes as of June 30, 2012. Two instruments had a combined notional value of $760.0 million and one had a notional amount of €240.0 million. These instruments are designated for financial accounting purposes as cash flow hedges of interest rate risk. Amounts reported in Accumulated Other Comprehensive Income related to derivatives will be reclassified to interest expense as interest payments are made on the Company’s variable-rate debt. During the next twelve months, the Company estimates that an additional $21.4 million will be reclassified from other comprehensive income as an increase to interest expense.

Non-designated Hedges of Interest Rate Risk

Derivatives not designated as hedges for financial accounting purposes are not speculative and are used to manage the Company’s economic exposure to interest rate movements but, as of June 30, 2012, do not meet the hedge accounting requirements for financial reporting purposes of ASC 815 Derivatives and Hedging. Changes in the fair value of derivatives not designated as a hedge for financial accounting purposes are recorded directly into earnings as other expense, net. As of June 30, 2012, the Company had a ¥700 million notional value outstanding derivative maturing on May 15, 2013 that was not designated for financial accounting purposes as a hedge in a qualifying hedging relationship.

The table below presents the fair value of the Company’s derivative financial instruments as well as their classification on the Consolidated Balance Sheet as of June 30, 2012 and June 30, 2011.

(in millions)	Fair Values of Financial Derivatives Instruments on the Consolidated Balance Sheets
	Liability Derivatives As of June 30, 2012		Liability Derivatives As of June 30, 2011
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Derivatives designated as hedging instruments under ASC 815:
Interest rate swaps	Other accrued liabilities and other liabilities	$23.1	Other accrued liabilities and other liabilities	$41.9

Total derivatives designated as hedging instruments under ASC 815:		23.1		41.9

Derivatives not designated as hedging instruments under ASC 815:
Interest rate swaps	Other accrued liabilities and other liabilities	$0.2	Other accrued liabilities and other liabilities	$0.3

Total derivatives not designated as hedging instruments under ASC 815:		$0.2		$0.3

The tables below present the effect of the Company’s derivative financial instruments on the Consolidated Statement of Operations for the fiscal years ended June 30, 2012, June 30, 2011 and June 30, 2010.

(in millions)	The Effect of Derivative Instruments on the Consolidated Statement of Operations for the Fiscal Years Ended June 30, 2012, June 30, 2011 and June 30, 2010.
Derivatives in ASC 815 Cash Flow Hedging Relationships	Amount of (Gain) or Loss Recognized in OCI on Derivative (Effective Portion)	Location of (Gain) or Loss Reclassified from Accumulated OCI into Income (Effective Portion)	Amount of (Gain) or Loss Reclassified from Accumulated OCI into Income (Effective Portion)	Location of (Gain) or Loss Recognized in Income on Derivative (Ineffective Portion and Amount excluded from Effectiveness Testing)	Amount of (Gain) or Loss Recognized in Income on Derivative (Ineffective Portion and Amount excluded from Effectiveness Testing)

Fiscal Year 2012: Interest Rate Swaps	$11.0	Interest expense, net	$26.4	Other (income)/ expense, net	$0.2
Fiscal Year 2011: Interest Rate Swaps	$14.4	Interest income/ (expense), net	$26.9	Other (income)/ expense, net	$0.1
Fiscal Year 2010: Interest Rate Swaps	$52.9	Interest income/ (expense), net	$21.9	Other (income)/ expense, net	$0.6

Derivatives Not Designated as Hedging Instruments Under ASC 815	Location of (Gain) or Loss Recognized in Income on Derivative	Amount of (Gain) or Loss Recognized in Income on Derivative
Fiscal Year 2012: Interest Rate Swaps	Other (income)/ expense, net	$0.1
Fiscal Year 2011: Interest Rate Swaps	Other (income)/ expense, net	$(0.2)
Fiscal Year 2010: Interest Rate Swaps	Other (income)/ expense, net	$3.3

Fair Value Measurements Of Financial Instruments	9 Months Ended	12 Months Ended
	Mar. 31, 2013	Jun. 30, 2012
Fair Value Measurements of Financial Instruments

6.    FAIR VALUE MEASUREMENTS OF FINANCIAL INSTRUMENTS

ASC 820 Fair Value Measurements and Disclosures (“ASC 820”), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. ASC 820 defines fair value as the exit price that would be received to sell an asset or paid to transfer a liability. Fair value is a market-based measurement that should be determined using assumptions that market participants would use in pricing an asset or liability. Valuation techniques used to measure fair value should maximize the use of observable inputs and minimize the use of unobservable inputs. To measure fair value, the Company uses the following fair value hierarchy based on three levels of inputs, of which the first two are considered observable and the last unobservable:

Level 1 – Quoted prices in active markets for identical assets or liabilities.

Level 2 – Inputs other than Level 1 that are observable for the asset or liability, either directly or indirectly, such as quoted prices for similar assets and liabilities in active markets; quoted prices for identical or similar assets or liabilities in markets that are not active; or other inputs that are observable or can be corroborated by observable market data by correlation or other means.

Level 3 – Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. Value is determined using pricing models, discounted cash flow methodologies, or similar techniques and also includes instruments for which the determination of fair value requires significant judgment or estimation.

Fair value under ASC 820 is principally applied to financial assets and liabilities which, for Catalent, include both investments in money market funds and derivative instruments—interest rate swaps. The Company is not required to apply all the provisions of ASC 820 in financial statements to the nonfinancial assets and nonfinancial liabilities. There were no changes from the previously reported classification of financial assets and liabilities. The following table provides a summary of financial assets and liabilities that are measured at fair value on a recurring basis as of March 31, 2013, aggregated by the level in the fair value hierarchy within which those measurements fall:

		Fair Value Measurements using:
(Dollars in millions)	Total	Level 1	Level 2	Level 3
Assets
Cash equivalents – money market funds	$9.3	$9.3	$—	$—
Liabilities
Interest rate swaps	$1.3	$—	$1.3	$—

The following table provides a summary of financial assets and liabilities that are measured at fair value on a recurring basis as of June 30, 2012 , aggregated by the level in the fair value hierarchy in which those measurements fall:

		Fair Value Measurements using:
(Dollars in millions)	Total	Level 1	Level 2	Level 3
Assets
Cash equivalents – money market funds	$5.9	$5.9	$—	$—
Liabilities
Interest rate swaps	$23.3	$—	$23.3	$—

Cash and Cash Equivalents

The fair value of cash and cash equivalents is estimated on the quoted market price of the investments. The carrying amounts of the Company’s cash equivalents approximate their fair value due to the short-term maturity of these instruments.

Derivative Instruments – Interest Rate Swaps

Currently, the Company uses interest rate swaps to manage interest rate risk on its variable rate long-term debt obligations. The fair value of interest rate swaps are determined using the market standard methodology of netting the discounted future fixed cash receipts (or payments) and the discounted expected variable cash payments (or receipts). The variable cash payments (or receipts) are based on the expectation of future interest rates (forward curves) and derived from observed market interest rate curves. In addition, to comply with the provision of ASC 820, credit valuation adjustments, which consider the impact of any credit enhancements on the contracts, are incorporated in the fair values to account for potential nonperformance risk. See Footnote 5—Derivative Instruments and Hedging Activities.

Long-Term Obligations

The estimated fair value of long-term debt is based on the quoted market prices for the same or similar issues or on the current rates offered for debt of the same remaining maturities and considers collateral, if any.

The carrying amounts and the estimated fair values of financial instruments as of March 31, 2013 and June 30, 2012 , are as follows:

	March 31, 2013		June 30, 2012
(Dollars in millions)	Carrying Value	Estimated Fair Value	Carrying Value	Estimated Fair Value
Long-term debt and other	$2,675.2	$2,771.4	$2,683.5	$2,644.6
LIBOR interest rate swap	0.8	0.8	16.7	16.7
EURIBOR interest rate swap	0.3	0.3	6.4	6.4
TIBOR interest rate swap	$0.2	$0.2	$0.2	$0.2

The estimated fair values of these Level 2 liabilities are based on quoted market prices for the same or similar instruments and/or the current interest rates offered for debt of the same remaining maturities or estimated discounted cash flows.

8. FAIR VALUE MEASUREMENTS OF FINANCIAL INSTRUMENTS

ASC 820 Fair Value Measurements and Disclosures (“ASC 820”), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. ASC 820 defines fair value as the exit price that would be received to sell an asset or paid to transfer a liability. Fair value is a market-based measurement that should be determined using assumptions that market participants would use in pricing an asset or liability. Valuation techniques used to measure fair value should maximize the use of observable inputs and minimize the use of unobservable inputs. To measure fair value, the Company uses the following fair value hierarchy based on three levels of inputs, of which the first two are considered observable and the last unobservable:

Level 1 – Quoted prices in active markets for identical assets or liabilities.

Level 2 – Inputs other than Level 1 that are observable for the asset or liability, either directly or indirectly, such as quoted prices for similar assets and liabilities in active markets; quoted prices for identical or similar assets or liabilities in markets that are not active; or other inputs that are observable or can be corroborated by observable market data by correlation or other means.

Level 3 – Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. Value is determined using pricing models, discounted cash flow methodologies, or similar techniques and also includes instruments for which the determination of fair value requires significant judgment or estimation.

Fair value under ASC 820 is principally applied to financial assets and liabilities which, for Catalent, include both investments in money market funds and derivative instruments—interest rate swaps. The Company has not applied all the provisions of ASC 820 in financial statements to the nonfinancial assets and nonfinancial liabilities. There were no changes from the previously reported classification of financial assets and liabilities. The following table provides a summary of financial assets and liabilities that are measured at fair value on a recurring basis as of June 30, 2012, aggregated by the level in the fair value hierarchy within which those measurements fall:

		Fair Value Measurements using:
(in millions)	Total	Level 1	Level 2	Level 3
Assets
Cash Equivalents-Money Market Funds	$5.9	$5.9	$—	$—

Liabilities
Interest rate swaps	$23.3	$—	$23.3	$—

The following table provides a summary of financial assets and liabilities that are measured at fair value on a recurring basis as of June 30, 2011, aggregated by the level in the fair value hierarchy within which those measurements fall:

		Fair Value Measurements using:
(in millions)	Total	Level 1	Level 2	Level 3
Assets
Cash Equivalents-Money Market Funds	$5.4	$5.4	$—	$—

Liabilities
Interest rate swaps	$42.2	$—	$42.2	$—

Cash and Cash Equivalents

The fair value of cash and cash equivalents is estimated on the quoted market price of the investments. The carrying amounts of the Company’s cash equivalents approximate their fair value due to the short-term maturity of these instruments.

Derivative Instruments – Interest Rate Swaps

Currently, the Company uses interest rate swaps to manage interest rate risk on its variable rate long-term debt obligations. The fair value of interest rate swaps are determined using the market standard methodology of netting the discounted future fixed cash receipts (or payments) and the discounted expected variable cash payments (or receipts). The variable cash payments (or receipts) are based on the expectation of future interest rates (forward curves) and derived from observed market interest rate curves. In addition, to comply with the provision of ASC 820, credit valuation adjustments, which consider the impact of any credit enhancements on the contracts, are incorporated in the fair values to account for potential nonperformance risk. See Derivative Instruments and Hedging Activities (Note 7) to the unaudited Consolidated Financial Statements for further discussion.

Long-Term Obligations

The estimated fair value of long-term debt is based on the quoted market prices for the same or similar issues or on the current rates offered for debt of the same remaining maturities and considers collateral, if any.

The carrying amounts and the estimated fair values of financial instruments as of June 30, 2012 and June 30, 2011, are as follows:

	June 30, 2012		June 30, 2011
(in millions)	Carrying Value	Estimated Fair Value	Carrying Value	Estimated Fair Value
Long-term debt and other	$2,683.5	$2,644.6	$2,346.6	$2,306.7
LIBOR interest rate swap	16.7	16.7	34.3	34.3
EURIBOR interest rate swap	6.4	6.4	7.6	7.6
TIBOR interest rate swap	0.2	0.2	0.3	0.3

The estimated fair values of these Level 2 assets are based on quoted market prices for the same or similar instruments and/or the current interest rates offered for debt of the same remaining maturities or estimated discounted cash flows.

Income Taxes	9 Months Ended	12 Months Ended
	Mar. 31, 2013	Jun. 30, 2012
Income Taxes

8.    INCOME TAXES

The Company accounts for income taxes in accordance with the provision of ASC 740 Income Taxes. Generally, fluctuations in the effective tax rate are primarily due to changes in the U.S. and non-U.S. pretax income resulting from the Company’s business mix and changes in the tax impact of special items and other discrete tax items, which may have unique tax implications depending on the nature of the item. Such discrete items include, but are not limited to, changes in foreign statutory tax rates, the amortization of certain assets and the tax impact of changes in our FIN 48 reserves. In the normal course of business, we are subject to examination by taxing authorities throughout the world, including such major jurisdictions as the United States, Germany, France, and the United Kingdom. We are no longer subject to non-U.S. income tax examinations for years prior to 2001. Under the terms of the purchase agreement related to the 2007 acquisition, the Company is indemnified by its former owner for tax liabilities that may arise in the future that relate to tax periods prior to April 10, 2007. The indemnification agreement includes, among other taxes, any and all federal, state and international income based taxes as well as interest and penalties that may be related thereto. As of March 31, 2013 and June 30, 2012, approximately $6 million and $8.3 million of unrecognized tax benefit is subject to indemnification by our former owner, respectively.

As of March 31, 2013 and June 30, 2012, the Company had a total of $36.0 million and $33.4 million of unrecognized tax benefits, respectively. As of these dates, $9.5 million and $8.9 million , respectively, represent the amount of unrecognized tax benefits, which, if recognized, would favorably impact the effective income tax rate. The Company recognizes interest and penalties related to uncertain tax positions as a component of income tax expense. As of March 31, 2013 and June 30, 2012, the Company has approximately $4.9 million and $6.0 million of accrued interest and penalties related to uncertain tax positions, respectively. As of these dates, the portion of such interest and penalties subject to indemnification by our former owner is $4.0 million and $5.3 million , respectively.

9. INCOME TAXES

Earnings/(loss) from continuing operations before income taxes and discontinued operations are as follows for the fiscal years ended 2012, 2011 and 2010:

(in millions)	Fiscal Year Ended June 30, 2012	Fiscal Year Ended June 30, 2011	Fiscal Year Ended June 30, 2010
U.S. Operations	($402.1)	($85.1)	($543.5)
Non-U.S. Operation	$420.7	$79.7	$328.1

	$18.6	($5.4)	($215.4)

The provision /(benefit) for income taxes consists of the following for the fiscal years ended 2012, 2011 and 2010:

(in millions)	Fiscal Year Ended June 30, 2012	Fiscal Year Ended June 30, 2011	Fiscal Year Ended June 30, 2010
Current:
Federal	$—	$(0.9)	$2.8
State and local	0.1	(0.5)	0.4
Non-U.S.	19.2	19.0	33.5

Total	$19.3	$17.6	$36.7

Deferred:
Federal	$6.0	$5.5	$5.5
State and local	0.2	1.2	1.2
Non-U.S.	(9.0)	(0.6)	(21.5)

Total	(2.8)	6.1	(14.8)

Total provision/(benefit)	$16.5	$23.7	$21.9

A reconciliation of the provision/(benefit) based on the federal statutory income tax rate to the Company’s effective income tax rate is as follows for the fiscal years ended 2012, 2011 and 2010:

(in millions)	Fiscal Year Ended June 30, 2012	Fiscal Year Ended June 30, 2011	Fiscal Year Ended June 30, 2010
Provision at U.S. Federal Statutory tax rate	$8.7	$(5.4)	$(91.2)
State and local income taxes, net of federal benefit	0.2	0.8	(8.3)
Foreign tax rate differential	(43.1)	(11.8)	(12.6)
Goodwill impairment	—	—	69.2
Permanent items	34.8	2.8	56.2
Unrecognized Tax Positions	(2.8)	2.5	(1.3)
Tax valuation allowance	28.1	29.5	10.3
Foreign tax credit	(0.2)	(0.2)	—
Income Tax	(7.7)	6.1	—
Other	(1.5)	(0.6)	(0.4)

	$16.5	$23.7	$21.9

As of June 30, 2012, the Company had $406.6 million of undistributed earnings from non-U.S. subsidiaries that are intended to be permanently reinvested in non-U.S. operations. As these earnings are considered permanently reinvested, no U.S. tax provision has been accrued related to the repatriation of these earnings. It is not feasible to estimate the amount of U.S tax that might be payable on the eventual remittance of such earnings.

Deferred income taxes arise from temporary differences between financial reporting and tax reporting bases of assets and liabilities, and operating loss and tax credit carry forwards for tax purposes. The components of the deferred income tax assets and liabilities are as follows at June 30, 2012 and 2011:

(in millions)	2012	2011
Deferred income tax assets:
Accrued liabilities	$38.0	$37.8
Equity compensation	7.3	7.0
Loss and tax credit carry forwards	216.0	278.9
Foreign Currency	27.6	23.2
Pension	38.5	14.3
Property-related	25.9	15.2
Intangibles	15.9	3.0
Other	8.3	6.7
OCI	27.0	14.3

Total deferred income tax assets	404.5	400.4
Valuation Allowance	(250.7)	(265.6)

Net deferred income tax assets	153.8	134.8

(in millions)	2012	2011
Deferred income tax liabilities:
Accrued Liabilities	(2.5)	(2.1)
Equity Compensation	0.1	—
Foreign Currency	(1.2)	(0.5)
Property-related	(30.0)	(17.1)
Goodwill and other intangibles	(187.0)	(155.0)
Other	(0.9)	(0.8)
OCI	—	(17.9)

Total deferred income tax liabilities	(221.5)	(193.4)

Net deferred income tax liabilities	$(67.7)	$(58.6)

Deferred tax assets and liabilities in the preceding table are in the following captions in the balance sheet at June 30, 2012 and 2011:

(in millions)	2012	2011
Current deferred tax asset	$18.6	$20.0
Non-current deferred tax asset	135.2	114.8
Current deferred tax liability	(1.6)	(0.7)
Non-current deferred tax liability	(219.9)	(192.7)

Net deferred tax liability	$(67.7)	$(58.6)

At June 30, 2012, the Company has federal net operating loss carry forwards of $413.6 million, $7.8 million of which are subject to Internal Revenue Code Section 382 limitations. The federal loss carry forwards expire through 2032. At June 30, 2012, the Company has state tax loss carry forwards of $587.5 million. Approximately $213 million of these losses are state tax losses generated in periods prior to the period ending June 30, 2007. Substantially all state carry forwards have twenty year carry forward period. In accordance with ASC 718, $37.8 million of federal and state losses were generated in prior tax years as a result of tax deductions for equity. Such deductions are not being recognized for financial statement purposes because a cash tax benefit was not realized by the Company. As a result, these deductions are not reflected in the federal and state net operating loss carry forward amounts indicated above. At June 30, 2012, the Company has international tax loss carry forwards of $67.7 million. Substantially all of these carry forwards are available for at least three years or have an indefinite carry forward period.

The Company has established a full valuation allowance against its net federal and state deferred tax assets as management does not believe it is more likely than not that these assets will be realized. The Company’s overall valuation allowance as of June 30, 2011 was $265.6 million. During the fiscal year the increase/(decrease) in valuation allowance related to federal, state and foreign assets was $62.4, $(64.6), $(12.7) million, respectively. As of June 30, 2012 the valuation allowance totaled $250.7 million. This total includes a full valuation allowance of $201.6 million and $42.7 million against its net federal and state deferred tax assets, respectively. At June 30, 2012, the Company has also recorded a valuation allowance of $6.4 million against certain of its foreign net deferred tax assets. The net decrease in the valuation allowance of $14.9 million is due to changes in foreign-related valuation allowances, reductions in deferred tax liabilities and changes in select deferred tax asset accounts such as accrued liabilities, net operating losses and OCI. This amount included a net decrease of $2.2 million in federal and state valuation allowance. During the current fiscal year the Company generated federal and state taxable income due to U.S. income inclusions resulting from deemed distributions from foreign subsidiaries. This income is not considered to be from normal operating activities.

Management evaluates all available evidence; both positive and negative using a more likely than not standard, in determining if adjustments to the valuation allowance are necessary. This assessment considers, among other matters, the nature, frequency and severity of recent losses, forecasts of future profitability, the duration of statutory carry forward periods, previous experience with tax attributes expiring unused and tax planning alternatives. In making such judgments, significant weight is given to evidence that can be objectively verified. The ability to realize deferred tax assets depends on the ability to generate sufficient taxable income in the carry back or carry forward periods provided for in the tax law for each applicable tax jurisdiction.

As part of the 2007 acquisiton from Cardinal, the Company has been indemnified by Cardinal for tax liabilities that may arise in the future that relate to tax periods prior to April 10, 2007 (the “Formation Date”). The indemnification agreement includes, among other taxes, any and all Federal, state and international income based taxes as well as any interest and penalties that may be related thereto.

The amount of income taxes the Company may pay is subject to ongoing audits by federal, state and foreign tax authorities, which may result in proposed assessments. The Company’s estimate for the potential outcome for any uncertain tax issue is highly judgmental. The Company assesses its income tax positions and record benefits for all years subject to examination based upon management’s evaluation of the facts, circumstances and information available at the reporting date. For those tax positions for which it is more likely than not that a tax benefit will be sustained, the Company records the amount that has a greater than 50% likelihood of being realized upon settlement with a taxing authority that has full knowledge of all relevant information. Interest and penalties are accrued, where applicable. If we do not believe that it is more likely than not that a tax benefit will be sustained, no tax benefit is recognized.

ASC 740 includes guidance on the accounting for uncertainty in income taxes recognized in the financial statements. This standard also provides that a tax benefit from an uncertain tax position may be recognized when it is more likely than not that the position will be sustained upon examination, including resolutions of any related appeals or litigation processes, based on the technical merits. As of June 30, 2012, the Company had a total of $33.4 million of unrecognized tax benefits. A reconciliation of our unrecognized tax benefit, excluding accrued interest for June 30, 2012 is as follows:

(in millions)
Balance at June 30, 2011	$33.9
Additions based on tax positions related to the current year	4.4
Additions for tax positions of prior years	0.7
Reductions for tax positions of prior years	(5.6)

Balance at June 30, 2012	$33.4

Of this amount, $8.9 million represents the amount of unrecognized tax benefits that, if recognized, would favorably impact the effective income tax rate. An additional $16.3 million represents the amount of unrecognized tax benefits that, if recognized, would not impact the effective income tax rate due to a full valuation allowance. The remaining $8.3 million represents unrecognized tax benefits subject to indemnification by Cardinal. It is reasonably possible that the amount of the liability for unrecognized tax benefits could change by a significant amount during the next 12 month period. Finalizing examinations with the relevant taxing authorities can include formal administrative and legal proceedings and, as a result, it is difficult to estimate the timing and range of possible changes related to our unrecognized tax benefits.

In the normal course of business, the Company is subject to examination by taxing authorities throughout the world, including major jurisdictions such as Germany, United Kingdom, France, the United States, and various states. The Company is no longer subject to examinations by the relevant tax authorities for years prior to fiscal 2001.

The Company recognizes interest and penalties related to uncertain tax positions in income tax expense. As of June 30, 2012, the Company has approximately $6.0 million of accrued interest related to uncertain tax positions, an increase of $0.9 million from the prior year. The portion of such interest and penalties subject to indemnification by Cardinal is $5.2 million, an increase of $0.8 million from the prior year.

Employee Retirement Benefit Plans	9 Months Ended	12 Months Ended
	Mar. 31, 2013	Jun. 30, 2012
Employee Retirement Benefit Plans

9.    EMPLOYEE RETIREMENT BENEFIT PLANS

Components of the Company’s net periodic benefit costs are as follows:

	Nine Months Ended March 31,
(Dollars in millions)	2013	2012
Components of net periodic benefit cost:
Service cost	$2.2	$1.9
Interest cost	9.1	9.9
Expected return on plan assets	(7.4)	(8.1)
Amortization (1)	0.7	0.1

Net amount recognized	$4.6	$3.8

(1)	Amount represents the amortization of unrecognized actuarial gains/(losses).

10. EMPLOYEE RETIREMENT BENEFIT PLANS

The Company sponsors various retirement plans, including defined benefit pension plans and defined contribution plans. Substantially all of the Company’s domestic non-union employees are eligible to participate in an employer-sponsored retirement savings plans, which include features under Section 401(k) of the Internal Revenue Code of 1986, as amended, and provide for company matching contributions. The Company’s contributions to the plans are determined by its Board of Directors subject to certain minimum requirements as specified in the plans. The Company uses a measurement date of June 30 for all its retirement and postretirement benefit plans.

In addition, employees of a commercial packaging site and a clinical services site were party to a multi employer pension plan. During Fiscal year 2012 the Company, after receiving the requisite authority to do so, notified the plan trustee of its withdrawal from such plan. Withdrawal from the plan resulted in the recognition of liability associated with the Company’s obligation to contribute $29.9 million, $25.4 million of which was recorded as an expense within discontinued operations as it related to the commercial packaging operation that was sold in June 2012. In addition, during the third fiscal quarter the Company received notification from the pension plan trustee with respect to its 2009 withdrawal related to a former printing component operation which was exited. Such notification resulted in a $6.2 million liability which was also recorded as an expense of the discontinued operation.

The following table provides a reconciliation of the change in projected benefit obligation and fair value of plan assets for the defined benefit retirement and other retirement plans:

At June 30,	Retirement Benefits		Other Post-Retirement Benefits
(in millions)	2012	2011	2012	2011
Accumulated Benefit Obligation	$283.0	$249.1	$5.3	$5.2

Change in Benefit Obligation
Benefit obligation at beginning of year	257.0	251.0	5.2	5.7
Company service cost	2.5	2.7	—	—
Interest cost	12.9	12.6	0.2	0.2
Multi employer plan obligation	35.8	—	—	—
Employee contributions	0.1	0.1	—	—
Plan amendments	—	—	—	—
Curtailments	—	—	—	—
Settlements	—	—	—	—
Special termination benefits	—	—	—	—
Divestitures	—	—	—	—
Business combinations	—	—	—	—
Benefits paid	(9.2)	(8.6)	(0.3)	(0.3)
Actual expenses	(0.1)	(0.1)	—	—
Actuarial (gain) loss	43.1	(20.5)	0.2	(0.4)
Exchange rate gain (loss)	(14.1)	19.8	—	—

Benefit obligation at end of year	328.0	257.0	5.3	5.2
Change in Plan Assets
Fair value of plan assets at beginning of year	182.9	154.7	—	—
Actual return on plan assets	15.3	16.8	—	—
Company contributions	8.4	9.5	0.4	0.3
Employee contributions	0.1	0.1	—	—
Settlements	—	—	—	—
Special company contributions to fund termination benefits	—		—	—
Divestitures	—	—	—	—
Business combinations	—	—	—	—
Benefits paid	(9.2)	(8.6)	(0.4)	(0.3)
Actual expenses	(0.1)	(0.1)	—	—
Exchange rate gain (loss)	(6.0)	10.5	—	—

Fair value of plan assets at end of year	191.4	182.9	—	—

Funded Status
Funded status at end of year	(136.6)	(74.1)	(5.3)	(5.2)
Employer contributions between measurement date and reporting date	—	—	—	—

The following table provides a reconciliation of the net amount recognized in the Consolidated Balance Sheets:

At June 30,	Retirement Benefits		Other Post-Retirement Benefits
(in millions)	2012	2011	2012	2011
Amounts Recognized in Statement of Financial Position
Noncurrent assets	$0.5	$0.6	$—	$—
Current liabilities	(1.0)	(0.9)	(0.5)	(0.5)
Noncurrent liabilities	(135.6)	(73.8)	(4.8)	(4.7)

Total asset/(liability)	(136.6)	(74.1)	(5.3)	(5.2)

Amounts Recognized in Accumulated Other Comprehensive Income
Transition (asset)/obligation	—	—	—	—
Prior service cost	0.2	0.2	—	—
Net (gain)/loss	42.4	5.1	(0.3)	(0.5)

Total accumulated other comprehensive income at the end of the year	42.6	5.3	(0.3)	(0.5)

Additional Information for Plan with ABO in Excess of Plan Assets
Projected benefit obligation	279.0	239.5	5.3	5.2
Accumulated benefit obligation	272.3	233.8	5.3	5.2
Fair value of plan assets	177.8	164.7	—	—

Additional Information for Plan with PBO in Excess of Plan Assets
Projected benefit obligation	279.0	239.5	5.3	5.2
Accumulated benefit obligation	272.3	233.8	5.3	5.2
Fair value of plan assets	177.8	164.7	—	—

Components of Net Periodic Benefit Cost
Service Cost	2.5	2.7	—	—
Interest Cost	12.9	12.6	0.2	0.2
Expected return on plan assets	(10.7)	(9.3)	—	—
Amortization of unrecognized:
Transition (asset)/obligation	—	—	—	—
Prior service cost	0.0	—	—	—
Net (gain)/loss	0.1	0.9	(0.0)	—

Ongoing periodic cost	4.8	6.9	0.2	0.2
Settlement/Curtailment Expense/(Income)	—	—	—	—

At June 30,	Retirement Benefits		Other Post-Retirement Benefits
(in millions)	2012	2011	2012	2011
Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income
Net (gain)/loss arising during the year	$38.5	$(28.0)	0.2	$(0.5)
Prior service cost (credit) during the year	—	—	—	—
Transition asset/(obligation) recognized during the year	—	—	—	—
Prior service cost recognized during the year	(0.0)	—	—	—
Net gain/(loss) recognized during the year	(0.1)	(0.9)	0.0	—
Exchange rate gain/(loss) recognized during the year	(1.1)	1.6	(0.0)	—

Total recognized in other comprehensive income	37.3	(27.3)	0.2	(0.5)
Total Recognized in Net Periodic Benefit Cost and Other Comprehensive Income
Total recognized in net periodic benefit cost and other comprehensive income	42.1	(20.4)	0.4	(0.2)
Estimated Amounts to be Amortized from Accumulated Other Comprehensive Income into Net Periodic Benefit Cost in Financial Year 2012
Amortization of:
Transition (asset)/obligation	—	—	—	—
Prior service cost/(credit)	0.0	—	—	—
Net (gain)/loss	0.9	0.1	—	—
Financial Assumptions Used to Determine Benefit Obligations at the Balance Sheet Date
Discount rate (%)	4.09%	5.21%	3.38%	4.49%
Rate of compensation increases (%)	2.51%	2.51%	N/A	N/A
Financial Assumptions Used to Determine Net Periodic Benefit Cost for Financial Year
Discount rate (%)	5.21%	4.81%	4.49%	4.33%
Rate of compensation increases (%)	2.51%	2.53%	N/A	N/A
Expected long-term rate of return (%)	5.96%	6.07%	N/A	N/A
Expected Future Contributions
Financial Year

At June 30,	Retirement Benefits		Other Post-Retirement Benefits
(in millions)	2012	2011	2012	2011
Expected Future Benefit Payments(1)
Financial Year
2013	9.4		0.5
2014	10.7		0.5
2015	9.7		0.5
2016	11.8		0.5
2017	10.8		0.4
2018-2022	70.0		1.9
Actual Asset Allocation (%)
Equities	29.7%	33.3%	—	—
Government Bonds	21.9%	19.6%	—	—
Corporate Bonds	23.9%	22.5%	—	—
Property	3.3%	3.4%	—	—
Insurance Contracts	11.3%	10.8%	—	—
Other	9.9%	10.4%	—	—
Total	100.0%	100.0%	—	—
Actual Asset Allocation (Amount)
Equities	56.8	60.7	—	—
Government Bonds	41.9	35.9	—	—
Corporate Bonds	45.7	41.1	—	—
Property	6.3	6.3	—	—
Insurance Contracts	21.6	19.7	—	—
Other	18.9	19.2	—	—
Total	191.4	182.9	—	—
Target Asset Allocation (%)
Equities	33.2%	32.9%	—	—
Government Bonds	21.4%	21.3%	—	—
Corporate Bonds	24.3%	23.7%	—	—
Property	3.6%	3.7%	—	—
Insurance Contracts	8.6%	8.3%	—	—
Other	8.9%	10.1%	—	—

(1)	The expected future cash payments schedule does not include the estimated $36.0 million of payments related to the multi-employer pension plan we withdrew from in fiscal 2012.

The Company employs a building block approach in determining the long-term rate of return for plan assets. Historical markets are studied and long-term historical relationships between equities and fixed income are preserved consistent with the widely-accepted capital market principle that assets with higher volatility generate a greater return over the long run. Current market factors such as inflation and interest rates are evaluated before long-term capital market assumptions are determined. The long-term portfolio return is established via a building block approach with proper consideration of diversification and rebalancing. Peer data and historical returns are reviewed to check for reasonability and appropriateness.

Plan assets are recognized and measured at fair value in accordance with the accounting standards regarding fair value measurements. The following are valuation techniques used to determine the fair value of each major category of assets.

•	Short-term Investments, Equity securities, Fixed Income Securities, and Real Estate are valued using quoted market prices or other valuation methods, and thus are classified within Level 1 or Level 2.

•

Insurance Contracts and Other include investments with some observable and unobservable prices that are adjusted by cash contributions and distributions, and thus are classified within Level 2 or Level 3.

The following table provides a summary of plan assets that are measured in fair value as of June 30, 2012, aggregated by the level in the fair value hierarchy within which those measurements fall:

	Total Assets	Level 1	Level 2	Level 3
Equity Securities	$56.9	$5.0	$51.9	$—
Debt Securities	87.8	26.5	61.3	—
Real Estate	6.3	—	0.9	5.4
Other	40.4	—	19.4	21.0
Total	$191.4	$31.5	$133.5	$26.4

Level 3 real estate assets consist of a property fund which directly invests in properties which are held in the UK. The funds are priced using the Net Asset Value (NAV) of the fund and investors also get Bid and Offer prices on a monthly basis. The primary asset is Investment Properties. Investment properties are measured at fair value as determined by third party independent appraisers (the “Values”). Their value is ascertained by reference to the market value, having regard to whether they are let or un-let at the date of valuation, in accordance with the Appraisal and Valuation Manual issued by the Royal Institution of Chartered Surveyors.

Level 3 other assets consist of an insurance contract in the UK to fulfill the benefit obligations for a portion of the participant’s benefits. The value of this commitment is determined using the same assumptions and methods used to value the UK Retirement & Death Benefit Plan pension liability. Level 3 other assets also include the partial funding of the Eberbach Pension through a company promissory note or loan with an annual rate of interest of 5%. The value of this commitment fluctuates due to contributions and benefit payments in addition to loan interest.

The following table provides a summary of plan assets that are measured in fair value as of June 30, 2011, aggregated by the level in the fair value hierarchy within which those measurements fall:

	Total Assets	Level 1	Level 2	Level 3
Equity Securities	$60.7	$5.5	$55.2	$—
Debt Securities	77.0	23.9	53.1	—
Real Estate	6.3	—	0.9	5.4
Other	38.9	—	16.6	22.3

Total	$182.9	$29.4	$125.8	$27.7

The following table provides a reconciliation of the beginning and ending balances of level 3 assets as well as the changes during the period attributable to assets held and those purchases, sales, settlements, contributions and benefits that were paid:

Total (Level 3)

Asset Category Allocations – June 30, 2012

Total (Level 3) All figures in US Dollars (in millions)	Fair Value Measurement Using Significant Unobservable Inputs Total (Level 3)	Fair Value Measurement Using Significant Unobservable Inputs Insurance Contracts	Fair Value Measurement Using Significant Unobservable Inputs Other
Beginning Balance at June 30, 2011	$27.7	$4.4	$23.3
Actual return on plan assets:
Relating to assets still held at the reporting date	(0.7)	0.8	(1.5)
Relating to assets sold during the period	—	—	—
Purchases, sales, settlements, contributions and benefits paid	(0.6)	(0.3)	(0.3)
Transfers in and/or out of Level 3	—	—	—

Ending Balance at June 30, 2012	$26.4	$4.9	$21.5

The investment policy reflects the long-term nature of the plans’ funding obligations. The assets are invested to provide the opportunity for both income and growth of principal. This objective is pursued as a long-term goal designed to provide required benefits for participants without undue risk. It is expected that this objective can be achieved through a well-diversified asset portfolio. All equity investments are made within the guidelines of quality, marketability and diversification mandated by the Employee Retirement Income Security Act (“ERISA”) (for plans subject to ERISA) and other relevant statutes. Investment managers are directed to maintain equity portfolios at a risk level approximately equivalent to that of the specific benchmark established for that portfolio. Assets invested in fixed income securities and pooled fixed income portfolios are managed actively to pursue opportunities presented by changes in interest rates, credit ratings or maturity premiums.

At June 30, (actual dollar amounts)	Other Post-Retirement Benefits
	2012	2011
Assumed Healthcare Cost Trend Rates at the Balance Sheet Date
Healthcare cost trend rate – initial (%)
Pre 65	8.47%	7.77%
Post 65	7.70%	8.15%
Healthcare cost trend rate – ultimate (%)
Pre 65	4.77%	5.15%
Post 65	4.77%	5.15%
Year in which ultimate rates are reached
Pre 65	2020	2017
Post 65	2019	2018
Effect of 1% Change in Healthcare Cost Trend Rate
Healthcare cost trend rate up 1%
on APBO at balance sheet date	$278,178	$309,410
on total service and interest cost	11,853	14,243
Effect of 1% Change in Healthcare Cost Trend Rate
Healthcare cost trend rate down 1%
on APBO at balance sheet date	($248,870)	($273,544)

Related Party Transactions	9 Months Ended	12 Months Ended
	Mar. 31, 2013	Jun. 30, 2012
Related Party Transactions

10.    RELATED PARTY TRANSACTIONS

Advisor Transaction and Management Fees

The Company is party to a transaction and advisory fee agreement with Blackstone and certain other Investors in BHP PTS Holdings L.L.C. (the “Investors”), the investment entity controlled by affiliates of Blackstone that was formed in connection with the Investors’ investment in Phoenix. The Company pays an annual sponsor advisory fee to Blackstone and the Investors for certain monitoring, advisory and consulting services to the Company. During the nine months ended March 31, 2013 this management fee was approximately $9.4 million, and was approximately $8.5 million for the nine months ended March 31, 2012 and is recorded within selling, general, and administrative expenses in the Consolidated Statements of Operations.

11. RELATED PARTY TRANSACTIONS

Advisor Transaction and Management Fees

The Company entered into a transaction and advisory fee agreement with Blackstone and certain other Investors in BHP PTS Holdings L.L.C. (the “Investors”), the investment entity controlled by affiliates of Blackstone that was formed in connection with the Investors’ investment in Phoenix. The Company pays an annual sponsor advisory fee to Blackstone and the Investors for certain monitoring, advisory and consulting services to the Company. During the fiscal year ended June 30, 2012, 2011 and 2010 this management fee was approximately $11.9, $10.6 and $10.0 million, respectively. As of June 30, 2012 there was $1.9 million recorded as a liability within Other Accrued Liabilities. This fee was recorded as expense within selling, general and administrative expenses in the Consolidated Statements of Operations. In addition, pursuant to the terms of the transaction and advisory services agreement with Blackstone, the Company paid approximately $10.0 million in the aggregate in connection with transactions during the fiscal year ended 2012.

Acquisition of non-controlling interest

In February 2012, the Company acquired the remaining 49% minority share of the R.P. Scherer business in Eberbach, Germany from Gelita AG. The purchase was comprised of a cash payment and a note which is payable over a three year period. The cash paid is reflected in the investing section of our statement of cash flows within the caption ‘cash paid for acquisitions’. The transaction was accounted for as a transaction between shareholders and is reflected as such within our statement of stockholders equity. Concurrent with the completion of the transaction, Gelita AG is no longer considered a related party.

Other Related Party Transactions

The Company has a three year participation agreement with Core Trust Purchasing Group (“CPG”), which designates CPG as a supplier of an outsource service for indirect materials. The Company does not pay any fees to participate in this group arrangement, and can terminate participation at any time prior to the expiration of the agreement without penalty. The vendors separately pay fees to CPG for access to CPG’s consortium of customers. Blackstone entered into an agreement with CPG whereby Blackstone receives a portion of the gross fees vendors pay to CPG based on the volume of purchases made between the Company and other participants. Purchases from CPG were approximately $7.1 million and $6.2 million for the fiscal year ended June 30, 2012 and 2011, respectively.

The Company participates in an employer health program agreement with Equity Healthcare LLC (“Equity Healthcare”). Equity Healthcare negotiates with providers of standard administrative services for health benefit plans and other related services for cost discounts and quality of service monitoring capability by Equity Healthcare. Because of the combined purchasing power of its client participants, Equity Healthcare is able to negotiate pricing terms for providers that are believed to be more favorable than the companies could obtain for themselves on an individual basis. In consideration for these services, the Company pays Equity Healthcare a fee of $2.00 per participating employee per month. As of June 30, 2012, we had approximately 2,300 employees enrolled in our health benefit plans in the United States. Equity Healthcare is an affiliate of Blackstone.

In addition, the Company does business with a number of other companies affiliated with Blackstone; we believe that all such arrangements have been entered into in the ordinary course of our business and have been conducted on an arm’s length basis.

Equity	12 Months Ended
Jun. 30, 2012
Equity

12. EQUITY

Description of Capital Stock

The Company is authorized to issue 1,000 shares of capital stock, all of which are Common Stock, with a par value of $0.01 per share. In accordance with the Certificate of Incorporation of the Company, each share of Common Stock shall have one vote, and the Common Stock shall vote together as a single class. As of June 30, 2012, 100% of the outstanding shares of the capital stock of the Company have been issued to, and are held by, PTS Intermediate Holdings, LLC. In accordance with the By-Laws of the Company, the Board of Directors may declare dividends upon the stock of the Company as and when the Board deems appropriate.

Comprehensive Earnings/(Loss) and Accumulated Other Comprehensive Earnings/(Loss)

Comprehensive earnings/(loss) for the fiscal years ended June 30, 2012, June 30, 2011 and June 30, 2010 consist of:

(in millions)	Fiscal Year Ended June 30, 2012	Fiscal Year Ended June 30, 2011	Fiscal Year Ended June 30, 2010
Net earnings/(loss) attributable to Catalent	$(40.4)	$(54.0)	$(289.6)
Other comprehensive income/(losses):
Foreign currency translation adjustments	(27.3)	62.4	(21.5)
Net change in minimum pension liability	(26.5)	18.7	(1.3)
Deferred compensation/(benefit)	0.1	0.9	(0.3)
Change in unrealized loss on derivatives	15.2	12.5	(29.9)
Other Comprehensive income/(loss)	(38.5)	94.5	(53.0)
Total comprehensive income/(loss) loss before noncontrolling interest	(78.9)	40.5	(342.6)
Comprehensive income/(loss) attributable to noncontrolling interest	(3.8)	5.3	(4.6)
Comprehensive income/(loss)	$(82.7)	$45.8	$(347.2)

Accumulated other comprehensive earnings/(loss) for the fiscal years June 30, 2012, June 30, 2011 and June 30, 2010 consists of:

(in millions)	Foreign Currency Translation Adjustments	Unrealized Gains/(Losses) on Derivatives	Deferred Compensation	Pension Liability Adjustments	Other Comprehensive Income/(Loss)
Balance at June 30, 2009	$49.4	$(19.4)	$—	$(25.5)	$4.5
Activity, net of tax	(21.5)	(29.9)	(0.3)	(1.3)	(53.0)
Balance at June 30, 2010	27.9	(49.3)	(0.3)	(26.8)	(48.5)
Activity, net of tax	62.4	12.5	0.9	18.7	94.5
Balance at June 30, 2011	90.3	(36.8)	0.6	(8.1)	46.0
Activity, net of tax	(27.3)	15.2	0.1	(26.5)	(38.5)
Balance at June 30, 2012	$63.0	$(21.6)	$0.7	$(34.6)	$7.5

Equity-Based Compensation	9 Months Ended	12 Months Ended
	Mar. 31, 2013	Jun. 30, 2012
Equity-Based Compensation

11. EQUITY-BASED COMPENSATION

The following table summarizes the impact of the equity-based compensation expense recorded in the Company’s Statement Operations:

	Nine Months Ended March 31,
(Dollars in millions)	2013	2012
Stock compensation expense in selling, general, and administrative	$2.2	$2.6

STOCK OPTIONS

The activity of the equity-based compensation program for the nine months ended March 31, 2013 is presented below:

	Time Based Awards Number of Shares	Performance Based Awards Number of Shares	Market Based Awards Number of Shares
Balance at June 30, 2012	38,577	11,614	23,203
Granted	1,400	468	932
Exercised	(75)	—	—
Forfeited/Canceled	(1,414)	(478)	(1,006)

Balance at March 31, 2013	38,488	11,604	23,129

RESTRICTED STOCK UNITS

In addition to nonqualified stock options, as of March 31, 2013 the Company had 3,500 outstanding restricted stock units, with respect to compensation for participants, to receive shares of common stock equal to the units vested upon settlement. As of March 31, 2013 , there were 1,133 non-vested restricted stock units.

13. EQUITY-BASED COMPENSATION

Company Plan

The Company’s stock-based compensation generally includes stock options and restricted stock units. Shares issued relating to the Company’s stock-based plan is generally issued for the purpose of retaining key employees and directors of its subsidiaries. As of June 30, 2012, approximately 4,000 authorized shares are available for future awards under the Company’s stock-based compensation plan. The Company has adopted a form of non-qualified stock option agreement (the “Form Option Agreement”) for awards under the 2007 Plan. Under the Form Option Agreement, a portion of the stock option awards vest over a five-year period of time contingent solely upon the participants’ continued employment with the Company. Other stock option awards will vest over a specified performance period upon achievement of pre-determined operating performance targets over time, while others are market-based awards and vest upon The Blackstone Group’s realization of certain internal rates of return goals and the occurrence of a liquidity event subject to certain other performance criteria. The Form Option Agreement includes certain forfeitures provisions upon a participant’s separation from service with the Company.

Stock Compensation Expense

Stock compensation expense recognized in the consolidated statements of income was $3.7 million, $3.9 million and $2.6 million in fiscal years 2012, 2011 and 2010, respectively. All stock compensation expense is classified in selling, general and administrative expenses. Stock compensation expense is based on awards expected to vest, and therefore has been reduced by estimated forfeitures. Forfeitures are required to be estimated at the time of grant and revised in subsequent periods, if necessary, if actual forfeitures differ from those estimates. As of June 30, 2012, $5.5 million of unrecognized compensation cost related to stock options is expected to be recognized as expense over a weighted-average period of approximately 1.9 years.

Methodology and Assumptions

Stock options are granted with an exercise price at least equal to 100% of the market value on the date of grant. In the 2007 Plan, stock options granted generally cliff-vest 100% five years from the grant date, or the vesting reference date as applicable. Stock options granted typically have a contractual term of 10 years. The grant-date fair value, adjusted for estimated forfeitures, is recognized as expense on a ratable basis over the substantive vesting period. The fair value of stock options is determined using the Black-Scholes-Merton option pricing model for service and performance based awards, and an adaptation of the Black-Scholes-Merton option valuation model, which takes into consideration the internal rate of return thresholds, for market based awards. This model adaptation is essentially equivalent to the use of path dependent-lattice model.

The weighted average of assumptions used in estimating the fair value of stock options granted during each year, along with the weighted-average grant-date fair values, were as follows.

Year Ended June 30,
	2012	2011	2010
Expected volatility	29% - 30%	29% - 30%	30% - 32%
Expected life (in years)	6.5 - 7.5	6.5 - 7.5	6.5 - 7.5
Risk-free interest rates	1.3% - 1.6%	2.7% - 3.2%	3.2% - 3.5%
Dividend yield	None	None	None

The Company’s expected volatility assumption is based on the historical volatility of closing share price of a comparable peer group and other factors. The expected life assumption is primarily based on the “simplified method” which is the mid-point between the vesting date and the end of the contractual term. The risk-free interest rate for the expected life of the option is based on the U.S. Treasury yield curve in effect at the time of grant. The weighted-average grant-date fair value of stock options in 2012, 2011, and 2010 was $272.0 per share, $240.8 per share, and $136.1 per share, respectively.

The following table summarizes stock option activity and shares outstanding for the years ended June 30, 2012, June 30, 2011 and June 30, 2010. The exercise price and aggregate intrinsic value are presented on an actual dollar value basis.

		Time			Performance			Market
	Weighted Average Exercise Price	Number of shares	WA Contractual Term	Aggregate Intrinsic Value	Number of shares	WA Contractual Term	Aggregate Intrinsic Value	Number of shares	WA Contractual Term	Aggregate Intrinsic Value
Outstanding as of June 30, 2010	$760.83	36,040	9.1	$3,143,730	11,416	9.4	$1,027,530	27,408	9.4	$2,466,540
Granted	$850.00	5,587	10.0	—	1,266	10.0	—	2,509	10.0	—
Exercised	—	—	—	—	—	—	—	—	—	—
Forfeited	$750.00	(4,886)	—	—	(2,130)	—	—	(9,060)	—	—
Expired / Cancelled	$902.19	(1,964)	—	—	(160)	—	—	—	—	—

Outstanding as of June 30, 2011	$772.00	34,777	8.3	$9,206,150	10,392	8.5	$2,922,760	20,857	8.5	$5,828,590
Granted	$1,134.13	5,830	10.0		1,951	10.0		3,877	10.0
Exercised	$—	—	—		—			—	—
Forfeited	$815.11	(1,308)	—		(558)			(1,531)	—
Expired / Cancelled	$649.27	(722)	—		(171)			—

Outstanding as of June 30, 2012	$827.45	38,577	7.6	$18,420,550	11,614	7.8	$5,664,200	23,203	7.8	$11,088,790
Expected to vest as of June 30, 2012	$816.29	35,392	7.5	$16,897,360	10,589	7.8	$5,175,030	18,723	7.7	$9,225,510
Vested and Exercisable as of June 30, 2012	$783.44	15,220	6.9	$7,757,850	3,880	7.4	$2,108,500	—		$—

Restricted Stock Units

The Company may grant restricted stock units (RSUs) to employees for recognition and retention purposes. RSUs generally vest over a three to five-year period. The grant-date fair value, adjusted for estimated forfeitures, is recognized as expense on a ratable basis over the substantive vesting period. The fair value of RSUs is determined based on the number of shares granted and the fair value of the Company’s common stock on the date of grant.

The following table summarizes non-vested RSU activity for the year ended June 30, 2012.

	RSU Units	Weighted Average Grant-Date Fair Value
Non-vested as of June 30, 2010	2,600	$750
Granted	0	$0
Vested	(600)	$750
Forfeited	0	$0
Non-vested as of June 30, 2011	2,000	$750
Granted	500	$1,040
Vested	(600)	$750
Forfeited	0	$0
Non-vested as of June 30, 2012	1,900	$826

As of June 30, 2012, $0.6 million of unrecognized compensation cost related to RSUs is expected to be recognized as expense over a weighted-average period of approximately 1.5 years. The weighted-average grant-date fair value of RSUs in 2012, 2011 and 2010 was $0.5 million, $0.0 million and $0.8 million, respectively. The fair value of RSUs and restricted stock vested in 2012, 2011 and 2010 was $0.5 million, $0.5 million and $0.3 million, respectively.

Commitments and Contingencies	9 Months Ended	12 Months Ended
	Mar. 31, 2013	Jun. 30, 2012
Commitments and Contingencies
12.	COMMITMENTS AND CONTINGENCIES

On March 24, 2011, a manufacturing operation located in Corby, United Kingdom was damaged by a fire. All employees and contractors on site were safely evacuated with no injuries reported. The Company recorded expenses for inventory that was damaged and additional costs associated with transition activities and the associated insurance recoveries in the income statement line item property and casualty (gains)/losses within continuing operations. Given the inherent nature of property damage and insurance claims, expenses may be recognized in different periods than the associated insurance recoveries. During the three and nine month prior year period ended March 31, 2012, the company recorded property and casualty losses of $4.1 million and net insurance recoveries of $10.5 million , respectively. The Company has made appropriate provisions for cost of property damage and site decommissioning costs within its financial statements.

As has been previously disclosed with regard to the Company’s participation in a multi employer pension plan, the Company notified the plan trustees of its withdrawal from such plan in fiscal 2012. The withdrawal from the plan resulted in the recognition of liabilities associated with the Company’s long term obligations in both the prior and current year periods, which were primarily recorded as an expense within discontinued operations. The actuarial review process, which is administered by the plan trustees, is ongoing and we await final determination as to the company’s ultimate liability. The annual cash impact associated with our long term obligation approximates $1.2 million per year.

The Company, along with several pharmaceutical companies, is currently named as a defendant in fifty-eight civil lawsuits filed by individuals allegedly injured by their use of the prescription acne medication Amnesteem®, a branded generic form of isotretinoin, and in some instances of isotretinoin products made and/or sold by other firms as well. While it is not possible to determine with any degree of certainty the ultimate outcome of these legal proceedings, including making a determination of liability, the Company believes that it has meritorious defenses with respect to the claims asserted against it and intends to vigorously defend its position.

From time to time the Company may be involved in legal proceedings arising in the ordinary course of business, including, without limitation, inquiries and claims concerning environmental contamination as well as litigation and allegations in connection with acquisitions, product liability, manufacturing or packaging defects, and claims for reimbursement for the cost of lost or damaged active pharmaceutical ingredients, the cost of which could be significant. The Company intends to vigorously defend ourselves against such other litigation and does not currently believe it is reasonably possible that the outcome of any such legal proceeding will have a material adverse effect on the Company’s financial statements.

14. COMMITMENTS AND CONTINGENT LIABILITIES

The future minimum rental payments for operating leases having initial or remaining non-cancelable lease terms in excess of one year at June 30, 2012 are:

(in millions)	2013	2014	2015	2016	2017	Thereafter	Total
Minimum rental payments	$9.1	$5.4	$4.2	$2.4	$1.9	$3.7	$26.7

Rental expense relating to operating leases was approximately $13.1 million, $15.5 million and $16.9 million for the fiscal years ended June 30, 2012, June 30, 2011 and June 30, 2010, respectively. Sublease rental income was not material for any period presented herein.

Other Matters

On March 24, 2011, a Packaging Services manufacturing operation located in Corby, United Kingdom was damaged by a fire. All employees and contractors on site were safely evacuated with no injuries reported. The Company recorded expense for inventory that was damaged and additional costs associated with transition activities in the income statement line item Property and Casualty Losses within continuing operations. In the consolidated statement of cash flows, the insurance proceeds attributable to the property and equipment destroyed in the fire are reported in cash flows from investing activities. All other insurance proceeds received during fiscal year 2012 to date have been reported in cash flows from operating activities. In addition, approximately $3.8 million of business interruption insurance proceeds were recognized in gross margin in the year ended June 30, 2012 representing the amount recovered from our business interruption insurance related to lost profit. The Company has made appropriate provisions for cost of property damage and employee related severance costs. Future impairment charges, capital expenditures and non-recurring expenses may be required in subsequent periods as more information becomes available and the Company executes on its strategic plans and environmental obligations in response to the fire. While the Company is working diligently with its insurance providers, no determination has been made as to the total amount of the associated charges or timing of the receipt of insurance proceeds.

The Company, along with several pharmaceutical companies, is named as a defendant in one hundred thirty-nine pending civil lawsuits filed by individuals allegedly injured by their use of the prescription acne medication Amnesteem®, a branded generic form of isotretinoin, and in some instances of isotretinoin products made and/or sold by other firms as well. While it is not possible to determine with any degree of certainty the ultimate outcome of these legal proceedings, including making a determination of liability, the Company believes that it has meritorious defenses with respect to the claims asserted against it and intends to vigorously defend its position.

From time to time the Company may be involved in legal proceedings arising in the ordinary course of business, including, without limitation, inquiries and claims concerning environmental contamination as well as litigation and allegations in connection with acquisitions, product liability, manufacturing or packaging defects, and claims for reimbursement for the cost of lost or damaged active pharmaceutical ingredients, the cost of which could be significant. Based on advice of counsel and available information, including current status or stage of proceeding, and taking into account accruals for matters where we have established them, we currently believe that any liabilities ultimately resulting from these ordinary course claims and proceedings will not, individually or in the aggregate, have a material adverse effect on our consolidated financial position, results of operations or cash flows.

Segment Information	9 Months Ended	12 Months Ended
	Mar. 31, 2013	Jun. 30, 2012
Segment Information

14.    SEGMENT INFORMATION

The Company conducts its business within the following operating segments: Softgel Technologies, Modified Release Technologies, Medication Delivery Solutions and Development & Clinical Services. The Softgel Technologies and Modified Release Technologies segments are aggregated into one reportable operating segment – Oral Technologies. The Company evaluates the performance of its segments based on segment earnings before noncontrolling interest, other (income) expense, impairments, restructuring costs, interest expense, income tax (benefit)/expense, and depreciation and amortization (“Segment EBITDA”). EBITDA from continuing operations is consolidated earnings from continuing operations before interest expense, income tax (benefit)/expense, depreciation and amortization and is adjusted for the income or loss attributable to non controlling interest. The Company’s presentation of Segment EBITDA and EBITDA from continuing operations may not be comparable to similarly-titled measures used by other companies.

The following tables include net revenue and Segment EBITDA during the nine months ended March 31, 2013 and March 31, 2012:

	Nine Months Ended March 31,
(Dollars in millions)	2013	2012
Oral Technologies
Net revenue	$853.0	$897.2
Segment EBITDA	214.9	236.8
Medication Delivery Solutions
Net revenue	151.2	166.5
Segment EBITDA	17.1	18.8
Development and Clinical Services
Net revenue	298.1	167.0
Segment EBITDA	55.5	33.7
Inter-segment revenue elimination	(7.2)	(14.2)
Unallocated Costs (1)	(67.0)	(44.5)
Combined Total
Net revenue	1,295.1	1,216.5
EBITDA from continuing operations	$220.5	$244.8

(1)	Unallocated costs include restructuring and special items, equity-based compensation, impairment charges, certain other corporate directed costs, and other costs that are not allocated to the segments as follows:

	Nine Months Ended March 31,
(Dollars in millions)	2013	2012
Impairment charges and gain/(loss) on sale of assets	$(4.6)	$1.4
Equity compensation	(2.2)	(2.6)
Restructuring and other special items	(21.3)	(32.6)
Property and casualty losses	—	10.5
Sponsor advisory fee	(9.4)	(8.5)
Noncontrolling interest	—	(1.2)
Other income (expense) (2), net	(20.3)	3.1
Non-allocated corporate costs, net	(9.2)	(14.6)

Total unallocated costs	$(67.0)	$(44.5)

(2)	Primarily relates to realized and unrealized gains/(losses) related to foreign currency translation and expenses related to financing transactions during the period

Provided below is a reconciliation of earnings/(loss) from continuing operations to EBITDA from continuing operations:

	Nine Months Ended March 31,
(Dollars in millions)	2013	2012
Earnings/(loss) from continuing operations	$(61.0)	$3.0
Depreciation and amortization	114.9	92.8
Interest expense, net	160.7	131.2
Income tax (benefit)/expense	5.9	19.0
Noncontrolling interest	—	(1.2)

EBITDA from continuing operations	$220.5	$244.8

The following table includes total assets for each segment, as well as reconciling items necessary to total the amounts reported in the Consolidated Financial Statements:

(Dollars in millions)	March 31, 2013	June 30, 2012
Assets
Oral Technologies	$2,501.9	$2,589.6
Medication Delivery Solutions	281.4	251.7
Development and Clinical Services	638.5	671.5
Corporate and eliminations	(400.5)	(373.8)

Total assets	$3,021.3	$3,139.0

15. SEGMENT INFORMATION

The Company conducts its business within the following operating segments: Softgel Technologies, Modified Release Technologies, Medication Delivery Solutions and Development & Clinical Services. The Softgel and Modified Release Technology operating segments are aggregated into one reportable operating segment – Oral Technologies. The Company evaluates the performance of its segments based on segment earnings before noncontrolling interest, other (income) expense, impairments, restructuring costs, interest expense, income tax (benefit)/expense, and depreciation and amortization (“Segment EBITDA”). EBITDA from continuing operations is consolidated earnings from continuing operations before interest expense, income tax (benefit)/expense, depreciation and amortization and is adjusted for the income or loss attributable to non controlling interest. The Company’s presentation of Segment EBITDA and EBITDA from continuing operations may not be comparable to similarly-titled measures used by other companies.

The following tables include net revenue and EBITDA during the fiscal year ended June 30, 2012, June 30, 2011 and June 30, 2010:

(in millions)	Fiscal Year Ended June 30, 2012	Fiscal Year Ended June 30, 2011	Fiscal Year Ended June 30, 2010
Oral Technologies
Net revenue	$1,220.2	$1,159.0	$1,120.3
Segment EBITDA	334.6	308.4	274.3
Medication Delivery Solutions
Net revenue	223.9	238.6	234.7
Segment EBITDA	27.5	33.5	30.0
Development and Clinical Services
Net revenue	268.3	157.0	144.9
Segment EBITDA	53.0	30.1	23.5

Inter-segment revenue elimination	(17.6)	(22.8)	(19.5)
Unallocated Costs(1)	(84.8)	(100.3)	(267.1)

Combined Total
Net revenue	1,694.8	1,531.8	1,480.4
EBITDA from continuing operations	$330.3	$271.7	$60.7

(1)	Unallocated costs include U.S. GAAP restructuring and other items, equity-based compensation, impairment charges, certain other corporate directed costs, and other costs that are not allocated to the segments as follows:

(in millions)	Fiscal Year Ended June 30, 2012	Fiscal Year Ended June 30, 2011	Fiscal Year Ended June 30, 2010
Impairment charges and gain/(loss) on sale of assets	$(1.8)	$(3.6)	$(214.8)
Equity compensation	(3.7)	(3.9)	(2.6)
Restructuring and other items	(45.8)	(24.9)	(29.4)
Property and casualty losses	8.8	(11.6)	—
Sponsor advisory fee	(11.8)	(10.6)	(10.0)
Noncontrolling interest	(1.2)	(3.9)	(2.6)
Other income/(expense), net	3.8	(26.0)	7.3
Non-allocated corporate costs, net	(33.1)	(15.8)	(15.0)
Total unallocated costs	$(84.8)	$(100.3)	$(267.1)

Provided below is a reconciliation of earnings/(loss) from continuing operations to EBITDA:

(in millions)	Fiscal Year Ended June 30, 2012	Fiscal Year Ended June 30, 2011	Fiscal Year Ended June 30, 2010
Earnings/(loss) from continuing operations	$2.1	$(29.1)	$(237.3)
Depreciation and amortization	129.7	115.5	117.7
Interest expense, net	183.2	165.5	161.0
Income tax (benefit)/expense	16.5	23.7	21.9
Noncontrolling interest	(1.2)	(3.9)	(2.6)
EBITDA from continuing operations	$330.3	$271.7	$60.7

The following table includes total assets for each segment, as well as reconciling items necessary to total the amounts reported in the Consolidated Financial Statements:

(in millions)	June 30, 2012	June 30, 2011
Assets
Oral Technologies	$2,589.6	$2,604.4
Medication Delivery Solutions	251.7	267.4
Development and Clinical Services	671.5	162.8
Corporate and eliminations	(373.8)	(269.6)
Assets held for sale	—	66.2

Total assets	$3,139.0	$2,831.2

The following tables include depreciation and amortization expense and capital expenditures for the fiscal years ended June 30, 2012, June 30, 2011 and June 30, 2010 for each segment, as well as reconciling items necessary to total the amounts reported in the Consolidated Financial statements:

Depreciation and Amortization Expense

(in millions)	Fiscal Year Ended June 30, 2012	Fiscal Year Ended June 30, 2011	Fiscal Year Ended June 30, 2010
Oral Technologies	$82.5	$82.3	$82.3
Medication Delivery Solutions	20.7	18.8	19.5
Development and Clinical Services	17.1	6.9	6.6
Corporate	9.4	7.5	9.3

Total depreciation and amortization expense	$129.7	$115.5	$117.7

Capital Expenditures

(in millions)	Fiscal Year Ended June 30, 2012	Fiscal Year Ended June 30, 2011	Fiscal Year Ended June 30, 2010
Oral Technologies	$57.1	$43.4	$50.3
Medication Delivery Solutions	22.0	24.2	12.1
Development and Clinical Services	16.9	12.6	4.1
Corporate	8.2	7.1	4.0

Total capital expenditure	$104.2	$87.3	$70.5

The following table presents revenue and long-lived assets by geographic area:

	Net Revenue			Long-Lived Assets
(in millions)	Fiscal Year Ended June 30, 2012	Fiscal Year Ended June 30, 2011	Fiscal Year Ended June 30, 2010	Fiscal Year Ended June 30, 2012	Fiscal Year Ended June 30, 2011
United States	$591.9	$497.6	$484.9	$789.2	$684.2
Europe	868.9	842.2	832.0	1,195.3	962.3
International Other	288.0	210.2	183.3	272.9	267.5
Eliminations	(54.0)	(18.2)	(19.8)	—	—

Total	$1,694.8	$1,531.8	$1,480.4	$2,257.4	$1,914.0

(1)	Long-lived assets include property and equipment, net of accumulated depreciation; intangible assets, net of accumulated amortization; and goodwill.

Supplemental Balance Sheet Information	9 Months Ended	12 Months Ended
	Mar. 31, 2013	Jun. 30, 2012
Supplemental Balance Sheet Information
15.	SUPPLEMENTAL BALANCE SHEET INFORMATION

Supplementary balance sheet information at March 31, 2013 and June 30, 2012 , is detailed in the following tables.

(Dollars in millions)	March 31, 2013	June 30, 2012
Raw materials and supplies	$80.9	$69.8
Work-in-process	30.4	25.1
Finished goods	43.8	32.3

Total inventory, gross	155.1	127.2
Inventory reserves	(11.9)	(8.5)

Total inventory, net	$143.2	$118.7

Prepaid and other assets

Prepaid and other assets consist of the following:

(Dollars in millions)	March 31, 2013	June 30, 2012
Prepaid expenses	$11.9	$24.2
Spare parts supplies	11.8	11.7
Deferred taxes	18.2	18.6
Other current assets	42.5	54.2

Total prepaid and other assets	$84.4	$108.7

Property and equipment

Property and equipment consists of the following:

(Dollars in millions)	March 31, 2013	June 30, 2012
Land, buildings and improvements	$550.6	$527.3
Machinery and equipment	619.0	586.2
Furniture and fixtures	9.6	8.5
Construction in progress	69.9	54.2

Property and equipment, at cost	1,249.1	1,176.2
Accumulated depreciation	(442.1)	(366.5)

Property and equipment, net	$807.0	$809.7

Included within our Property and equipment is approximately $4.0 million of assets which are held for sale.

Other assets

Other assets consist of the following:

(Dollars in millions)	March 31, 2013	June 30, 2012
Deferred long term debt financing costs	$21.0	$22.6
Other	20.6	19.2

Total other assets	$41.6	$41.8

Other accrued liabilities

Other accrued liabilities consist of the following:

(Dollars in millions)	March 31, 2013	June 30, 2012
Accrued employee-related expenses	$65.7	$86.8
Restructuring accrual	8.3	9.8
Deferred income tax	1.6	1.6
Accrued interest	39.8	18.3
Interest rate swaps	1.3	23.2
Deferred revenue and fees	32.1	25.4
Accrued income tax	23.7	31.4
Other accrued liabilities and expenses	48.1	65.4

Total other accrued liabilities	$220.6	$261.9

16. SUPPLEMENTAL BALANCE SHEET INFORMATION

Supplementary balance sheet information at June 30, 2012 and June 30, 2011 are detailed in the following tables:

Inventories

Work-in-process and finished goods inventories include raw materials, labor and overhead. Total inventories consisted of the following:

(in millions)	June 30, 2012	June 30, 2011
Raw materials and supplies	$69.8	$69.4
Work-in-process	25.1	24.5
Finished goods	32.3	46.7

Total inventory, gross	127.2	140.6
Inventory reserves	(8.5)	(9.8)

Total inventory, net	$118.7	$130.8

Prepaid and other assets

Prepaid and other assets consist of the following:

(in millions)	June 30, 2012	June 30, 2011
Prepaid expenses	$24.2	$16.4
Spare parts supplies	11.7	10.7
Deferred taxes	18.6	20.0
Other current assets	54.2	46.4

Total prepaid and other assets	$108.7	$93.5

Property and Equipment

Property and equipment consist of the following:

(in millions)	June 30, 2012	June 30, 2011
Land, buildings and improvements	$527.3	$420.4
Machinery and equipment	586.2	547.0
Furniture and fixtures	8.5	9.3
Construction in progress	54.2	50.9

Property and equipment, at cost	1,176.2	1,027.6
Accumulated depreciation	(366.5)	(306.3)

Property and equipment, net	$809.7	$721.3

Other Assets – Non current

Other assets consist of the following:

(in millions)	June 30, 2012	June 30, 2011
Deferred long term debt financing costs	$22.6	$29.9
Other	19.2	14.8

Total other assets	$41.8	$44.7

Other Accrued Liabilities

Other accrued liabilities consist of the following:

(in millions)	June 30, 2012	June 30, 2011
Accrued employee-related expenses	$86.8	$81.9
Restructuring accrual	9.8	8.0
Deferred income tax	1.6	0.7
Accrued interest	18.3	19.5
Interest rate swaps	23.2	23.5
Deferred revenue and fees	25.4	15.5
Accrued income tax	31.4	22.3
Other accrued liabilities and expenses	65.4	50.2

Total other accrued liabilities	$261.9	$221.6

Allowance for Doubtful Accounts

Trade receivables Allowance for Doubtful Accounts activity as follows:

(in millions)	June 30, 2012	June 30, 2011	June 30, 2010
Trade receivables allowance for doubtful accounts
Beginning Balance	$4.3	$2.8	$2.9
Charged to Cost and Expenses	0.5	1.4	0.9
Deductions and other	(0.3)	(0.1)	(1.0)
Impact of Foreign Exchange	(0.3)	0.2	—

Closing Balance	$4.2	$4.3	$2.8

Inventory Reserve

Inventories reserve activity as follows:

(in millions)	June 30, 2012	June 30, 2011	June 30, 2010
Inventory reserve
Beginning Balance	$9.8	$14.6	$16.0
Charged to Cost and Expenses	9.1	8.9	13.9
Deductions	(9.6)	(15.2)	(14.4)
Impact of Foreign Exchange	(0.8)	1.5	(0.9)

Closing Balance	$8.5	$9.8	$14.6

Discontinued Operations	9 Months Ended	12 Months Ended
	Mar. 31, 2013	Jun. 30, 2012
Discontinued Operations
13.	DISCONTINUED OPERATIONS

In the fourth fiscal quarter of 2012, the Company sold its U.S. based commercial packaging operations and concluded the elimination of cash flows qualified the component as a discontinued operation. No material gain or loss was recognized on the sale. In addition, during fiscal year 2011, the Company concluded that its printed components facilities qualified as a component entity, the operations of which were then classified as held for sale and discontinued. In conjunction with the exit of these operations the Company incurred expenses related to long term pension obligations in the current and prior year periods. During the three and nine month period the Company recorded approximately $3.8 million of expense associated with such pension obligations.

The domestic commercial packaging and printed component entities were previously reported in the Company’s Packaging Services segment.

Summarized Consolidated Statements of Operations data for discontinued operations are as follows:

	Nine Months Ended March 31,
(Dollars in millions)	2013	2012
Net revenue	$—	$76.6
Earnings/(loss) before income taxes	(4.9)	(4.0)
Income tax (benefit)/expense	—	—
Earnings/(loss) from discontinued operations, net of tax	$(4.9)	$(4.0)

17. DISCONTINUED OPERATIONS AND DIVESTITURES

Discontinued Operations

In the fourth fiscal quarter of 2012, the Company sold its U.S. based commercial packaging operations and concluded the elimination of cash flows qualified the component as a discontinued operation. No material gain or loss was recognized on the sale. In addition, during fiscal year 2011, the Company concluded that its printed components facilities qualified as a component entity, the operations of which were then classified as held for sale and discontinued. In April 2011, the Company completed the sale of its printed component operations in a cash transaction for an amount which approximated fair value. Accordingly, all current and prior period financial information has been reclassified within the financial statements to discontinued operations captions within the Consolidated Statements of Operations and Cash Flows. The domestic commercial packaging and printed component entities were previously reported in the Company’s Packaging Services segment.

In addition, on November 13, 2009, the Company completed its sale of the North Raleigh, North Carolina sterile injectable facility to a third party for an amount which approximated fair value. Also, on March 30, 2009, the Company sold its Osny, France facility to Bavaria Industriekapital AG, a German industrial holding company. The operating results and cash flows from these operations are included within discontinued operations captions within the statements of operations and cash flow in prior periods.

The operating results of these components are included in the Consolidated Statement of Operations for the fiscal years ended June 30, 2012, June 30, 2011 and June 30, 2010 within discontinued operations.

Summarized consolidated statements of operations data for these discontinued operations are as follows:

	Fiscal Year Ended June 30,
(in millions)	2012	2011	2010
Net revenue	$94.3	$188.9	$258.4

Earnings /(loss) before income taxes	(41.2)	(20.1)	(50.1)
Income tax (benefit)/expense	0.1	0.9	(0.4)

Earnings/ (loss) from discontinued operations, net of tax	$(41.3)	$(21.0)	$(49.7)

Summarized balance sheet data for these discontinued operations is as follows:

(in millions)	June 30, 2012	June 30, 2011
Assets held for sale
Working capital and other assets	—	28.0
Property, Plant and Equipment, net	—	38.2

Total assets held for sale	—	66.2

Liabilities held for sale
Current liabilities	—	11.3
Other liabilities	—	0.3

Total liabilities held for sale	—	11.6

Subsequent Events	9 Months Ended	12 Months Ended
	Mar. 31, 2013	Jun. 30, 2012
Subsequent Events
16.	SUBSEQUENT EVENTS

On April 29, 2013, the Company entered into a senior unsecured term loan facility, in order to borrow an aggregate principal amount of $275 million of unsecured term loans (the “Unsecured Loans”) due December 31, 2017. The proceeds from the Unsecured Loans will be used to redeem all $269.1 million of the remaining principal outstanding of the Company’s Senior Toggle Notes at par plus accrued and unpaid interest as of May 29, 2013, the date of redemption. The Unsecured Loans bear interest, at the Company’s option, at a rate equal to the Eurocurrency Rate plus 5.25% , subject to a floor of 1.25% , or the “Base Rate” plus 4.25% , subject to a floor of 2.25% . The “Base Rate” is equal to the higher of either the Federal Funds Rate plus 0.5% or the rate of interest per annum published by the Wall Street Journal from time to time, as the “prime lending rate.” The “Eurocurrency Rate” is determined by reference to the British Bankers Association Interest Settlement rate for deposits in dollars for the interest period relevant to such borrowing adjusted for certain additional costs. The Company is not required to repay installments on the Unsecured Loans and is only required to repay the Unsecured Loans on the date of maturity.

In the preparation of its consolidated financial statements, the Company completed an evaluation of the impact of any subsequent events and determined there were no other subsequent events requiring disclosure in or adjustment to these financial statements.

18. SUBSEQUENT EVENTS

In the preparation of its consolidated financial statements, the Company completed an evaluation of the impact of any subsequent events and determined there were no other subsequent events requiring disclosure in or adjustment to these financial statements.

Guarantor and Non Guarantor Financial Statements	9 Months Ended	12 Months Ended
	Mar. 31, 2013	Jun. 30, 2012
Guarantor and Non Guarantor Financial Statements
17.	GUARANTOR AND NON-GUARANTOR FINANCIAL STATEMENTS

All obligations under the Credit Agreement, the Senior Toggle Notes, the Senior Subordinated Notes and the 7.875% Notes are unconditionally guaranteed by each of the Company’s existing U.S. wholly-owned domestic material subsidiaries, other than the Company’s Puerto Rico subsidiaries, subject to certain exceptions.

The following condensed financial information presents the Company’s Consolidating Balance Sheet as of March 31, 2013 and June 30, 2012 , the Consolidating Statements of Operations for the nine months ended March 31, 2013 and March 31, 2012 and Cash Flows for the nine months ended March 31, 2013 and March 31, 2012 detailing: (a) Catalent Pharma Solutions, Inc. (“Issuer” and/or “Parent”); (b) the guarantor subsidiaries; (c) the non-guarantor subsidiaries; and (d) elimination and adjustment entries necessary to combine the Issuer/Parent with the guarantor and non-guarantor subsidiaries on a consolidated basis, respectively.

Catalent Pharma Solutions, Inc. and Subsidiaries

Consolidated Statements of Operations

For the Nine Months Ended March 31, 2013

(Unaudited; Dollars in millions)

	Issuer	Guarantor	Non- Guarantor	Eliminations	Consolidated
Net revenue	$—	$482.5	$827.2	$(14.6)	$1,295.1
Cost of products sold	—	293.2	621.6	(14.6)	900.2

Gross margin	—	189.3	205.6	—	394.9
Selling, general, and administrative expenses	2.2	168.1	81.4	—	251.7
Impairment charges and (gain)/loss on sale of assets	—	3.0	1.6	—	4.6
Restructuring and other	—	4.1	8.6	—	12.7
Property and casualty (gain)/losses, net	—	—	—	—	—

Operating earnings/(loss)	(2.2)	14.1	114.0	—	125.9
Interest expense, net	139.1	0.7	20.9	—	160.7
Other (income)/expense, net	(76.6)	(86.1)	66.2	116.8	20.3

Earnings/(loss) from continuing operations before income taxes	(64.7)	99.5	26.9	(116.8)	(55.1)
Income tax (benefit)/expense	1.2	5.2	(0.5)	—	5.9

Earnings/(loss) from continuing operations	(65.9)	94.3	27.4	(116.8)	(61.0)
Earnings/(loss) from discontinued operations, net of tax	—	(4.9)	—	—	(4.9)

Net earnings/(loss)	(65.9)	89.4	27.4	(116.8)	(65.9)
Net earnings/(loss) attributable to noncontrolling interest, net of tax	—	—	—	—	—

Net earnings/(loss) attributable to Catalent	(65.9)	89.4	27.4	(116.8)	(65.9)

Other comprehensive income/(loss) attributable to Catalent, net of tax	(3.7)	0.8	(3.2)	2.4	(3.7)

Comprehensive income/(loss) attributable to Catalent	$(69.6)	$90.2	$24.2	$(114.4)	$(69.6)

Catalent Pharma Solutions, Inc. and Subsidiaries

Consolidated Statements of Operations

For the Nine Months Ended March 31, 2012

(Unaudited; Dollars in millions)

	Issuer	Guarantor	Non- Guarantor	Eliminations	Consolidated
Net revenue	$—	$406.8	$823.8	$(14.1)	$1,216.5
Cost of products sold	—	230.6	606.9	(14.1)	823.4

Gross margin	—	176.2	216.9	—	393.1
Selling, general, and administrative expenses	3.0	159.3	80.0	—	242.3
Impairment charges and (gain)/loss on sale of assets	—	(0.5)	(0.9)	—	(1.4)
Restructuring and other	—	2.9	9.7	—	12.6
Property and casualty losses	—	—	(10.5)	—	(10.5)

Operating earnings/(loss)	(3.0)	14.5	138.6	—	150.1
Interest expense, net	115.6	0.2	15.4	—	131.2
Other (income)/expense, net	(114.4)	(58.5)	24.7	145.1	(3.1)

Earnings/(loss) from continuing operations before income taxes	(4.2)	72.8	98.5	(145.1)	22.0
Income tax (benefit)/expense	(2.0)	4.3	16.7	—	19.0

Earnings/(loss) from continuing operations	(2.2)	68.5	81.8	(145.1)	3.0
Loss from discontinued operations	—	(3.9)	(0.1)	—	(4.0)

Net earnings/(loss)	(2.2)	64.6	81.7	(145.1)	(1.0)
Net earnings/(loss) attributable to noncontrolling interest	—	—	1.2	—	1.2

Net earnings/(loss) attributable to Catalent	(2.2)	64.6	80.5	(145.1)	(2.2)

Other comprehensive income/(loss) attributable to Catalent, net of tax	7.0	0.2	(45.8)	45.6	7.0

Comprehensive income/(loss) attributable to Catalent	$4.8	$64.8	$34.7	$(99.5)	$4.8

Catalent Pharma Solutions, Inc. and Subsidiaries

Consolidating Balance Sheet

March 31, 2013

(Unaudited; Dollars in millions)

	Issuer	Guarantor	Non- Guarantor	Eliminations	Consolidated
Assets
Current Assets:
Cash and equivalents	$1.4	$13.3	$72.8	$—	$87.5
Trade receivables, net	—	121.6	194.9	—	316.5
Intercompany receivables	368.9	9.7	183.5	(562.1)	—
Inventories	—	31.5	111.7	—	143.2
Prepaid expenses and other	4.7	32.6	47.1	—	84.4

Total current assets	375.0	208.7	610.0	(562.1)	631.6
Property and equipment, net	—	365.0	442.0	—	807.0
Goodwill	—	332.0	691.1	—	1,023.1
Other intangibles, net	—	95.2	286.2	—	381.4
Investment in subsidiaries	2,896.1	—	—	(2,893.4)	2.7
Deferred income taxes asset	4.0	68.0	64.6	—	136.6
Other assets	21.0	15.3	2.6	—	38.9

Total assets	$3,296.1	$1,084.2	$2,096.5	$(3,455.5)	$3,021.3

Liabilities and Shareholder’s Deficit
Current Liabilities:
Current portion of long-term obligations & other short-term borrowings	$18.2	$1.5	$9.9	$—	$29.6
Accounts payable	—	42.8	96.0	—	138.8
Intercompany accounts payable	1,164.4	—	47.0	(1,211.4)	—
Other accrued liabilities	38.1	77.4	105.1	—	220.6

Total current liabilities	1,220.7	121.7	258.0	(1,211.4)	389.0
Long-term obligations, less current portion	2,579.4	25.4	40.8	—	2,645.6
Intercompany long-term debt	(110.7)	2.4	633.4	(525.1)	—
Pension liability	—	60.1	82.7	—	142.8
Deferred income taxes liability	11.6	112.0	88.2	—	211.8
Other liabilities	—	28.6	20.9	—	49.5
Shareholder’s Deficit:
Total Catalent shareholder’s deficit	(404.9)	734.0	972.5	(1,719.0)	(417.4)
Noncontrolling interest	—	—	—	—	—

Total shareholder’s deficit	(404.9)	734.0	972.5	(1,719.0)	(417.4)

Total liabilities and shareholder’s deficit	$3,296.1	$1,084.2	$2,096.5	$(3,455.5)	$3,021.3

Catalent Pharma Solutions, Inc. and Subsidiaries

Consolidating Balance Sheet

June 30, 2012

(Dollars in millions)

	Issuer	Guarantor	Non- Guarantor	Eliminations	Consolidated
Assets
Current Assets:
Cash and equivalents	$2.7	$49.5	$86.8	$—	$139.0
Trade receivables, net	—	112.4	225.9	—	338.3
Intercompany receivables	(406.6)	1,070.5	784.7	(1,448.6)	—
Inventories	—	24.0	94.7	—	118.7
Prepaid expenses and other	19.1	32.6	57.0	—	108.7

Total current assets	(384.8)	1,289.0	1,249.1	(1,448.6)	704.7
Property and equipment, net	—	353.8	455.9	—	809.7
Goodwill	—	331.4	698.5	—	1,029.9
Other intangibles, net	—	104.1	313.6	—	417.7
Investment in subsidiaries	3,632.1	—	—	(3,630.5)	1.6
Deferred income taxes asset	4.0	68.0	63.2	—	135.2
Other assets	22.7	15.3	2.2	—	40.2

Total assets	$3,274.0	$2,161.6	$2,782.5	$(5,079.1)	$3,139.0

Liabilities and Shareholder’s Deficit
Current Liabilities:
Current portion of long-term obligations & other short-term borrowings	$17.8	$7.7	$17.7	$—	$43.2
Accounts payable	—	42.6	91.6	—	134.2
Intercompany accounts payable	1,080.4	—	79.0	(1,159.4)	—
Other accrued liabilities	49.4	95.7	116.8	—	261.9

Total current liabilities	1,147.6	146.0	305.1	(1,159.4)	439.3
Long-term obligations, less current portion	2,574.1	20.9	45.3	—	2,640.3
Intercompany long-term debt	(106.5)	2.4	391.7	(287.6)	—
Pension liability	—	55.7	84.6	—	140.3
Deferred income taxes liability	9.5	107.5	102.9	—	219.9
Other liabilities	—	29.5	20.4	—	49.9
Shareholder’s Deficit:
Total Catalent shareholder’s deficit	(350.7)	1,799.6	1,832.5	(3,632.1)	(350.7)
Noncontrolling interest	—	—	—	—	—

Total shareholder’s deficit	(350.7)	1,799.6	1,832.5	(3,632.1)	(350.7)

Total liabilities and shareholder’s deficit	$3,274.0	$2,161.6	$2,782.5	$(5,079.1)	$3,139.0

Catalent Pharma Solutions, Inc. and Subsidiaries

Consolidating Statements of Cash Flows

For the Nine Months Ended March 31, 2013

(Unaudited; Dollars in millions)

	Issuer	Guarantor Subsidiaries	Non- Guarantor	Eliminations	Consolidated
CASH FLOWS FROM OPERATING ACTIVITIES:
Net cash provided by/(used in) operating activities from continuing operations	$(145.9)	$119.1	$111.2	—	$84.4
Net cash provided by/(used in) operating activities from discontinued operations	—	(1.2)	—	—	(1.2)

Net cash provided by/(used in) operating activities	(145.9)	117.9	111.2	—	83.2

CASH FLOWS FROM INVESTING ACTIVITIES:
Acquisition of property, equipment and other productive assets	—	(53.7)	(31.1)	—	(84.8)
Proceeds from sale of property and equipment	—	0.2	0.1	—	0.3

Net cash provided by/(used in) investing activities from continuing operations	—	(53.5)	(31.0)	—	(84.5)
Net cash provided by/(used in) investing activities from discontinued operations	—	—	—	—	—

Net cash provided by/(used in) investing activities	—	(53.5)	(31.0)	—	(84.5)

CASH FLOWS FROM FINANCING ACTIVITIES:
Intercompany	174.8	(93.5)	(81.3)	—	—
Net change in short-term borrowings	—	(5.3)	(4.2)	—	(9.5)
Proceeds from Borrowing, net	399.3	—	—	—	399.3
Payments related to long-term obligations	(422.6)	(1.8)	(9.9)	—	(434.3)
Reclassification of call premium payment	(7.6)	—	—	—	(7.6)
Equity contribution/(redemption)	0.7	—	—	—	0.7

Net cash (used in)/provided by financing activities from continuing operations	144.6	(100.6)	(95.4)	—	(51.4)
Net cash (used in)/provided by financing activities from discontinued operations	—	—	—	—	—

Net cash (used in)/provided by financing activities	144.6	(100.6)	(95.4)	—	(51.4)

Effect of foreign currency on cash	—	—	1.2	—	1.2
NET INCREASE/(DECREASE) IN CASH AND EQUIVALENTS	(1.3)	(36.2)	(14.0)	—	(51.5)
CASH AND EQUIVALENTS AT BEGINNING OF PERIOD	2.7	49.5	86.8	—	139.0

CASH AND EQUIVALENTS AT END OF PERIOD	$1.4	$13.3	$72.8	$—	$87.5

Catalent Pharma Solutions, Inc. and Subsidiaries

Consolidating Statements of Cash Flows

For the Nine Months Ended March 31, 2012

(Unaudited; Dollars in millions)

	Issuer	Guarantor Subsidiaries	Non- Guarantor	Eliminations	Consolidated
CASH FLOWS FROM OPERATING ACTIVITIES:
Net cash provided by/(used in) operating activities from continuing operations	$(99.3)	$99.3	$81.9	$—	$81.9
Net cash provided by/(used in) operating activities from discontinued operations	—	4.1	(0.2)	—	3.9

Net cash provided by/(used in) operating activities	(99.3)	103.4	81.7	—	85.8

CASH FLOWS FROM INVESTING ACTIVITIES:
Acquisition of property and equipment and other productive assets	—	(23.5)	(44.1)	—	(67.6)
Proceeds from sale of property and equipment	—	1.3	0.7	—	2.0
Proceeds from insurance related to long lived assets	—	—	21.3	—	21.3
Payment for acquisitions, net of cash	(459.2)	—	—	—	(459.2)

Net cash provided by/(used in) investing activities from continuing operations	(459.2)	(22.2)	(22.1)	—	(503.5)
Net cash provided by/(used in) investing activities from discontinued operations	—	(3.9)	—	—	(3.9)

Net cash provided by/(used in) investing activities	(459.2)	(26.1)	(22.1)	—	(507.4)

CASH FLOWS FROM FINANCING ACTIVITIES:
Intercompany	187.6	(95.9)	(91.7)	—	—
Net change in short-term borrowings	—	(1.3)	—	—	(1.3)
Payments related to revolver credit facility fees	(1.6)	—	—	—	(1.6)
Proceeds from Borrowing, net	386.8	—	—	—	386.8
Repayments of long-term obligations	(12.3)	—	(11.3)	—	(23.6)
Equity contribution (redemption)	1.1	—	—	—	1.1

Net cash (used in)/provided by financing activities from continuing operations	561.6	(97.2)	(103.0)	—	361.4
Net cash (used in)/provided by financing activities from discontinued operations	—	—	—	—	—

Net cash provided by/(used in) financing activities	561.6	(97.2)	(103.0)	—	361.4

Effect of foreign currency on cash	—	—	(9.0)	—	(9.0)
NET INCREASE/(DECREASE) IN CASH AND EQUIVALENTS	3.1	(19.9)	(52.4)	—	(69.2)
CASH AND EQUIVALENTS AT BEGINNING OF PERIOD	3.6	33.4	168.1	—	205.1

CASH AND EQUIVALENTS AT END OF PERIOD	$6.7	$13.5	$115.7	$—	$135.9

19. GUARANTOR AND NON GUARANTOR FINANCIAL STATEMENTS

All obligations under the senior secured credit agreement, the Senior Toggle Notes and the €225 million 9 3/4% Euro-denominated Senior Subordinated Notes due 2017 (the “Senior Subordinated Notes”) are unconditionally guaranteed by each of the Company’s existing U.S. wholly-owned subsidiaries, other than the Company’s Puerto Rico subsidiaries, subject to certain exceptions.

The following condensed financial information presents the Company’s Consolidating Balance Sheet as of June 30, 2012 and as of June 30, 2011 and the Consolidating Statements of Operations for the years ended June 30, 2012, June 30, 2011 and June 30, 2010 and Cash Flows for the years ended June 30, 2012, June 30, 2011 and June 30, 2010: (a) Catalent Pharma Solutions, Inc. (“Issuer” and/or “Parent”); (b) the guarantor subsidiaries; (c) the non-guarantor subsidiaries and (d) elimination and adjustment entries necessary to combine the Issuer/Parent with the guarantor and non-guarantor subsidiaries on a consolidated basis, respectively.

Catalent Pharma Solutions, Inc. and Subsidiaries

Consolidating Statements of Operations

For the Year Ended June 30, 2012

(In millions)

	Issuer	Guarantor	Non- Guarantor	Eliminations	Consolidated
Net revenue	$—	$591.9	$1,127.4	$(24.5)	$1,694.8
Cost of products sold	—	337.6	823.1	(24.5)	1,136.2

Gross Margin	—	254.3	304.3	—	558.6
Selling, general and administrative expenses	3.7	231.7	112.7	—	348.1
Impairment charges and (gain)/loss on sale of assets	—	(0.3)	2.1	—	1.8
Restructuring and other	—	1.8	17.7	—	19.5
Property and casualty losses	—	—	(8.8)	—	(8.8)

Operating earnings/(loss)	(3.7)	21.0	180.7	—	198.0
Interest expense, net	181.9	0.7	0.6	—	183.2
Other (income)/expense, net	(142.2)	(123.8)	(260.0)	522.2	(3.8)

Earnings/(loss) from continuing operations before income taxes	(43.4)	144.1	440.1	(522.2)	18.6
Income tax (benefit)/expense	(3.0)	5.7	13.8	—	16.5

Earnings/(loss) from continuing operations	(40.4)	138.4	426.3	(522.2)	2.1
Loss from discontinued operations	—	(40.0)	(1.3)	—	(41.3)

Net earnings/(loss)	(40.4)	98.4	425.0	(522.2)	(39.2)
Net earnings/(loss) attributable to noncontrolling interest	—	—	1.2	—	1.2

Net earnings/(loss) attributable to Catalent	$(40.4)	$98.4	$423.8	$(522.2)	$(40.4)

Catalent Pharma Solutions, Inc. and Subsidiaries

Consolidating Statements of Operations

For the Year Ended June 30, 2011

(In millions)

	Issuer	Guarantor	Non- Guarantor	Eliminations	Consolidated
Net revenue	$—	$490.9	$1,058.3	$(17.4)	$1,531.8
Cost of products sold	—	279.2	767.9	(17.4)	1,029.7

Gross Margin	—	211.7	290.4	—	502.1
Selling, general and administrative expenses	3.9	167.9	116.5	—	288.3
Impairment charges and (gain)/loss on sale of assets	0.2	3.4	—	—	3.6
Restructuring and other	—	4.8	7.7	—	12.5
Property and casualty losses	—	0.3	11.3	—	11.6

Operating earnings/(loss)	(4.1)	35.3	154.9	—	186.1
Interest expense, net	161.0	2.2	2.3	—	165.5
Other (income)/expense, net	(108.4)	(462.4)	72.7	524.1	26.0

Earnings/(loss) from continuing operations before income taxes	(56.7)	495.5	79.9	(524.1)	(5.4)
Income tax (benefit)/expense	(3.2)	3.5	23.4	—	23.7

Earnings/(loss) from continuing operations	(53.5)	492.0	56.5	(524.1)	(29.1)
Earnings/(loss) from discontinued operations	(0.5)	8.1	(28.6)	—	(21.0)

Net earnings/(loss)	(54.0)	500.1	27.9	(524.1)	(50.1)
Net earnings/(loss) attributable to noncontrolling interest	—	—	3.9	—	3.9

Net earnings/(loss) attributable to Catalent	$(54.0)	$500.1	$24.0	$(524.1)	$(54.0)

Catalent Pharma Solutions, Inc. and Subsidiaries

Consolidating Statements of Operations

For the Year Ended June 30, 2010

(In millions)

	Issuer	Guarantor	Non- Guarantor	Eliminations	Consolidated
Net revenue	$—	$444.2	$1,031.6	$4.6	$1,480.4
Cost of products sold	—	259.3	775.4	4.8	1,039.5

Gross Margin	—	184.9	256.2	(0.2)	440.9
Selling, general and administrative expenses	2.6	156.4	111.1	—	270.1
Impairment charges and (gain)/loss on sale of assets	20.0	180.3	14.5	—	214.8
Restructuring and other	—	4.3	13.4	—	17.7
Operating earnings/(loss)	(22.6)	(156.1)	117.2	(0.2)	(61.7)

Interest expense, net	157.0	0.4	3.6	—	161.0
Other (income)/expense, net	101.7	(138.2)	(196.5)	225.7	(7.3)

Earnings/(loss) from continuing operations before income taxes	(281.3)	(18.3)	310.1	(225.9)	(215.4)
Income tax (benefit)/expense	8.3	7.7	5.9	—	21.9

Earnings/(loss) from continuing operations	(289.6)	(26.0)	304.2	(225.9)	(237.3)
Earnings/(loss) from discontinued operations	—	(45.9)	(7.5)	3.7	(49.7)

Net earnings/(loss)	(289.6)	(71.9)	296.7	(222.2)	(287.0)
Net earnings/(loss) attributable to noncontrolling interest	—	—	2.6	—	2.6

Net earnings/(loss) attributable to Catalent	$(289.6)	$(71.9)	$294.1	$(222.2)	$(289.6)

Catalent Pharma Solutions, Inc. and Subsidiaries

Consolidating Balance Sheet

June 30, 2012

(In millions)

	Issuer	Guarantor	Non- Guarantor	Eliminations	Consolidated
Assets
Current Assets
Cash and equivalents	$2.7	$49.5	$86.8	$—	$139.0
Trade receivables, net	—	112.4	225.9	—	338.3
Intercompany receivables	(406.6)	1,070.5	784.7	(1,448.6)	—
Inventories	—	24.0	94.7	—	118.7
Prepaid expenses and other	19.1	32.6	57.0	—	108.7

Total current assets	(384.8)	1,289.0	1,249.1	(1,448.6)	704.7
Property and equipment, net	—	353.8	455.9	—	809.7
Goodwill	—	331.4	698.5	—	1,029.9
Other intangibles, net	—	104.1	313.6	—	417.7
Investment in subsidiaries	3,632.1	—	—	(3,630.5)	1.6
Deferred income taxes asset	4.0	68.0	63.2	—	135.2
Other assets	22.7	15.3	2.2	—	40.2

Total assets	$3,274.0	$2,161.6	$2,782.5	$(5,079.1)	$3,139.0

Liabilities and Shareholder’s Deficit
Current Liabilities
Current portion of long-term obligations & other short-term borrowings	$17.8	$7.7	$17.7	$—	$43.2
Accounts payable	—	42.6	91.6	—	134.2
Intercompany accounts payable	1,080.4	—	79.0	(1,159.4)	—
Other accrued liabilities	49.4	95.7	116.8	—	261.9

Total current liabilities	1,147.6	146.0	305.1	(1,159.4)	439.3
Long-term obligations, less current portion	2,574.1	20.9	45.3	—	2,640.3
Intercompany long-term debt	(106.5)	2.4	391.7	(287.6)	—
Pension liability	—	55.7	84.6	—	140.3
Deferred income taxes liability	9.5	107.5	102.9	—	219.9
Other liabilities	—	29.5	20.4	—	49.9
Shareholder’s Deficit:
Total Catalent shareholder’s deficit	(350.7)	1,799.6	1,832.5	(3,632.1)	(350.7)
Noncontrolling interest	—	—	—	—	—

Total shareholder’s deficit	(350.7)	1,799.6	1,832.5	(3,632.1)	(350.7)

Total liabilities and shareholder’s deficit	$3,274.0	$2,161.6	$2,782.5	$(5,079.1)	$3,139.0

Catalent Pharma Solutions, Inc. and Subsidiaries

Consolidating Balance Sheet

June 30, 2011

(In millions)

	Issuer	Guarantor	Non- Guarantor	Eliminations	Consolidated
Assets
Current Assets
Cash and equivalents	$3.6	$33.4	$168.1	$—	$205.1
Trade receivables, net	—	71.3	190.8	—	262.1
Intercompany receivables	70.3	712.9	908.6	(1,691.8)	—
Inventories	—	23.1	107.7	—	130.8
Prepaid expenses and other	20.5	24.4	48.6	—	93.5
Assets held for sale	—	66.2	—	—	66.2

Total current assets	94.4	931.3	1,423.8	(1,691.8)	757.7

Property and equipment, net	—	283.1	438.2	—	721.3
Goodwill	—	308.1	597.9	—	906.0
Other intangibles, net	—	91.6	195.1	—	286.7
Investment in subsidiaries	3,323.3	—	—	(3,321.9)	1.4
Deferred income taxes asset	22.3	68.1	24.4	—	114.8
Other assets	31.4	8.5	4.9	(1.5)	43.3

Total assets	$3,471.4	$1,690.7	$2,684.3	$(5,015.2)	$2,831.2

Liabilities and Shareholder’s Deficit
Current Liabilities
Current portion of long-term obligations & other short-term borrowings	$14.4	1.6	$12.6	$—	$28.6
Accounts payable	—	28.0	95.7	—	123.7
Intercompany accounts payable	1,206.7	—	—	(1,206.7)	—
Other accrued liabilities	49.1	72.8	99.7	—	221.6
Liabilities held for sale	—	11.6	—	—	11.6

Total current liabilities	1,270.2	114.0	208.0	(1,206.7)	385.5

Long-term obligations, less current portion	2,300.1	8.1	9.8	—	2,318.0
Intercompany long-term debt	69.2	1.7	414.3	(485.2)	—
Pension liability	—	17.0	61.5	—	78.5
Deferred income taxes liability	27.1	102.9	62.7	—	192.7
Other liabilities	18.5	22.5	25.4	—	66.4
Shareholder’s Deficit:		—			—
Total Catalent shareholder’s deficit	(213.7)	1,424.5	1,898.8	(3,323.3)	(213.7)
Noncontrolling interest	—	—	3.8	—	3.8

Total shareholder’s deficit	(213.7)	1,424.5	1,902.6	(3,323.3)	(209.9)

Total liabilities and shareholder’s deficit	$3,471.4	$1,690.7	$2,684.3	$(5,015.2)	$2,831.2

Catalent Pharma Solutions, Inc. and Subsidiaries

Consolidated Statements of Cash Flows

For the Year Ended June 30, 2012

(in millions)

	Issuer	Guarantor Subsidiaries	Non- Guarantor	Eliminations	Consolidated
CASH FLOWS FROM OPERATING ACTIVITIES:
Net cash provided by /(used in) operating activities from continuing operations	$(531.2)	$163.0	$455.9	$—	$87.7
Net cash provided by/(used in) operating activities from discontinued operations	—	0.2	—	—	0.2

Net cash provided by/(used in) operating activities	(531.2)	163.2	455.9	—	87.9

CASH FLOWS FROM INVESTING ACTIVITIES:
Acquisition of property, equipment and other productive assets	—	(42.3)	(61.9)	—	(104.2)
Proceeds from sale of property and equipment	—	1.3	0.9	—	2.2
Proceeds from insurance related to long lived assets	—	—	21.3	—	21.3
Payment for acquisitions, net of cash	(457.5)	—	—	—	(457.5)

Net cash provided by/(used in) investing activities from continuing operations	(457.5)	(41.0)	(39.7)	—	(538.2)
Net cash provided by/(used in) investing activities from discontinued operations	—	43.7	—	—	43.7

Net cash provided by/(used in) investing activities	(457.5)	2.7	(39.7)	—	(494.5)

CASH FLOWS FROM FINANCING ACTIVITIES:
Intercompany	618.6	(147.7)	(470.9)	—	—
Change in short-term borrowings	—	—	(2.9)	—	(2.9)
Payments related to revolver credit facility	(1.6)	—	—	—	(1.6)
Proceeds from Borrowing on term loan	393.3	—	—	—	393.3
Repayments of long-term obligations	(23.6)	(2.1)	(11.3)	—	(37.0)
Equity contribution/(redemption)	1.1	—	—	—	1.1

Net cash (used in)/ provided by financing activities from continuing operations	987.8	(149.8)	(485.1)	—	352.9
Net cash (used in)/provided by financing activities from discontinued operations	—	—	—	—	—

Net cash (used in)/provided by financing activities	987.8	(149.8)	(485.1)	—	352.9

Effect of foreign currency on cash	—	—	(12.4)	—	(12.4)

NET INCREASE/(DECREASE) IN CASH AND EQUIVALENTS	(0.9)	16.1	(81.3)	—	(66.1)
CASH AND EQUIVALENTS AT BEGINNING OF PERIOD	3.6	33.4	168.1	—	205.1

CASH AND EQUIVALENTS AT END OF PERIOD	$2.7	$49.5	$86.8	$—	$139.0

Catalent Pharma Solutions, Inc. and Subsidiaries

Consolidated Statements of Cash Flows

For the Year Ended June 30, 2011

(in millions)

	Issuer	Guarantor Subsidiaries	Non- Guarantor	Eliminations	Consolidated
CASH FLOWS FROM OPERATING ACTIVITIES:
Net cash provided by / (used in) operating activities from continuing operations	$(557.5)	$539.7	$129.4	$—	$111.6
Net cash provided by/(used in) operating activities from discontinued operations	—	3.8	(15.7)		(11.9)

Net cash provided by / (used in) operating activities	(557.5)	543.5	113.7	—	99.7

CASH FLOWS FROM INVESTING ACTIVITIES:
Acquisition of property and equipment and other productive assets	—	(32.8)	(54.5)	—	(87.3)
Proceeds from sale of property and equipment	—	0.1	3.9	—	4.0

Net cash provided by/(used in) investing activities from continuing operations	—	(32.7)	(50.6)	—	(83.3)
Net cash provided by/(used in) investing activities from discontinued operations	—	6.8	26.1		32.9

Net cash provided by/(used in) investing activities	—	(25.9)	(24.5)	—	(50.4)

CASH FLOWS FROM FINANCING ACTIVITIES:
Intercompany	464.1	(515.9)	51.8	—	—
Net change in short-term borrowings	(4.5)	—	1.2		(3.3)
Repayments of long-term obligations	(14.2)	(0.1)	(9.8)	—	(24.1)
Distribution to noncontrolling interest holder	—	—	(2.6)	—	(2.6)
Equity contribution (redemption)	3.9	—	—	—	3.9

Net cash (used in)/ provided by financing activities from continuing operations	449.3	(516.0)	40.6	—	(26.1)
Net cash (used in)/provided by financing activities from discontinued operations	—	—	—	—	—

Net cash provided by/(used in) financing activities	449.3	(516.0)	40.6	—	(26.1)

Effect of foreign currency on cash	94.1	—	(76.2)		17.9

NET INCREASE/(DECREASE) IN CASH AND EQUIVALENTS	(14.1)	1.6	53.6	—	41.1
CASH AND EQUIVALENTS AT BEGINNING OF PERIOD	17.7	31.8	114.5	—	164.0

CASH AND EQUIVALENTS AT END OF PERIOD	$3.6	$33.4	$168.1	$—	$205.1

Catalent Pharma Solutions, Inc. and Subsidiaries

Consolidated Statements of Cash Flows

For the Year Ended June 30, 2010

(in millions)

	Issuer	Guarantor Subsidiaries	Non- Guarantor	Eliminations	Consolidated
CASH FLOWS FROM OPERATING ACTIVITIES:
Net cash provided by / (used in) operating activities from continuing operations	$(351.9)	$159.5	$423.9	$—	$231.5
Net cash provided by/(used in) operating activities from discontinued operations	—	(0.7)	3.0		2.3

Net cash provided by / (used in) operating activities	(351.9)	158.8	426.9	—	233.8

CASH FLOWS FROM INVESTING ACTIVITIES:
Acquisition of property and equipment and other productive assets	—	(13.3)	(57.2)	—	(70.5)
Proceeds from sale of property and equipment	—	(0.4)	0.7	—	0.3

Net cash provided by/(used in) investing activities from continuing operations	—	(13.7)	(56.5)	—	(70.2)
Net cash provided by/(used in) investing activities from discontinued operations	—	6.7	(3.2)		3.5

Net cash provided by/(used in) investing activities	—	(7.0)	(59.7)	—	(66.7)

CASH FLOWS FROM FINANCING ACTIVITIES:
Intercompany	502.3	(122.7)	(379.6)	—	—
Net change in short-term borrowings	(0.3)	—	1.4		1.1
Repayments of revolver credit facility	(36.0)				(36.0)
Borrowings from revolver credit facility					—
Repayments of long-term obligations	(14.1)	(1.6)	(5.0)	—	(20.7)
Distribution to noncontrolling interest holder	—	—	(1.7)	—	(1.7)
Equity contribution (redemption)	0.6	—	—	—	0.6

Net cash (used in)/ provided by financing activities from continuing operations	452.5	(124.3)	(384.9)	—	(56.7)
Net cash (used in)/provided by financing activities from discontinued operations	—	—	—	—	—

Net cash provided by/(used in) financing activities	452.5	(124.3)	(384.9)	—	(56.7)

Effect of foreign currency on cash	(83.1)	—	72.8		(10.3)

NET INCREASE/(DECREASE) IN CASH AND EQUIVALENTS	17.5	27.5	55.1	—	100.1
CASH AND EQUIVALENTS AT BEGINNING OF PERIOD	0.2	4.2	59.5	—	63.9

CASH AND EQUIVALENTS AT END OF PERIOD	$17.7	$31.7	$114.6	$—	$164.0

Basis of Presentation and Summary of Significant Accounting Policies (Policies)	9 Months Ended	12 Months Ended
	Mar. 31, 2013	Jun. 30, 2012
Business

Business

Catalent Pharma Solutions, Inc. (“Catalent”, or the “Company”) is a direct wholly-owned subsidiary of PTS Intermediate Holdings LLC (“Intermediate Holdings”). Intermediate Holdings is a direct wholly-owned subsidiary of PTS Holdings Corp. (“Parent”) and Parent is 100% owned by Phoenix Charter LLC (“Phoenix”) and certain members of the Company’s senior management. Phoenix is wholly-owned by BHP PTS Holdings L.L.C., an entity controlled by affiliates of The Blackstone Group (“Blackstone”), a global private investment and advisory firm.

Business

Catalent Pharma Solutions, Inc. (“Catalent”, or the “Company”) is a direct wholly-owned subsidiary of PTS Intermediate Holdings LLC (“Intermediate Holdings”). Intermediate Holdings is a direct wholly-owned subsidiary of PTS Holdings Corp. (“Parent”) and Parent is 100% owned by Phoenix Charter LLC (“Phoenix”) and certain members of the Company’s senior management. Phoenix is wholly-owned by BHP PTS Holdings L.L.C., an entity controlled by affiliates of The Blackstone Group (“Blackstone”), a global private investment and advisory firm.

We are the leading global provider of development solutions and advanced delivery technologies for drugs, biologics and consumer health products. Through our extensive capabilities and deep expertise in product development, we help our customers bring more products to market, faster. Our advanced delivery technology platforms, the broadest and most diverse combination of intellectual property and proven formulation, manufacturing and regulatory expertise available to the industry, enable our customers to bring more products and better treatments to the market. Across both development and delivery, our commitment to reliably supply our customers’ needs serves as the foundation for the value we provide. We operate through four businesses: Development & Clinical Services, Softgel Technologies, Modified Release Technologies, and Medication Delivery Solutions. We believe that through our prior and ongoing investments in growth-enabling capacity and capabilities, our entry into new markets, our ongoing focus on operational and quality excellence, our innovation activities, the sales of existing customer products, and the introduction of new customer products, we will continue to benefit from attractive margins and realize the growth potential from these areas.

For financial reporting purposes, we present three distinct financial reporting segments based on criteria established by U.S. GAAP: Development & Clinical Services, Oral Technologies and Medication Delivery Solutions. The Oral Technologies segment includes the Softgel Technologies and Modified Release Technologies businesses.

•

Development & Clinical Services. We provided manufacturing, packaging, storage and inventory management for drugs and biologics in clinical trials. We offer customers flexible solutions for clinical supplies production, and provide distribution and inventory management support for both simple and complex clinical trials. This includes dose form manufacturing or over-encapsulation where needed, supplying placebos, comparator drug procurement, clinical packages and kits for physicians and patients, inventory management, investigator kit ordering and fulfillment, and return supply reconciliation and reporting. We support trials in all regions of the world through our facilities and distribution network. In Fiscal 2012 we substantially expanded this business via the CTS Acquisition in February 2012 (see Note 2 to the Consolidated Financial Statements for further discussion).

We also offer analytical chemical and cell-based testing and scientific services, respiratory products formulation and manufacturing, regulatory consulting, and bioanalytical testing for biologic products. Our respiratory product capabilities include development services for inhaled products for delivery via metered dose inhalers, dry powder inhalers and nasal sprays. Demand for our offerings is driven by the need for scientific expertise and depth and breadth of services offered, as well as by the reliable supply thereof (including quality, execution and performance). We provide global regulatory and clinical support services for our customers’ regulatory and clinical strategies during all stages of development.

•

Oral Technologies. We provide advanced oral delivery technologies, including formulation, development and manufacturing of oral dose forms for prescription and consumer health products. These oral dose forms include softgel, modified release and immediate release solid oral technology products. At certain facilities we also provide integrated primary packaging services for the products we manufacture.

Through our Softgel Technologies business, we provide formulation, development and manufacturing services for soft gelatin capsules, or “softgels”, which we first commercialized in the 1930s. We are the market leader in overall softgel manufacturing, and hold the leading market position in the prescription arena. Our principal softgel technologies include traditional softgel capsules (in which the shell is made from animal-derived materials) and VegiCaps capsules (in which the shell is made from vegetable-derived materials), which are used in a broad range of customer products, including prescription drugs, over-the-counter medications, and vitamins and supplements. Softgel capsules encapsulate liquid, paste or oil-based active compounds in solution or suspension into an outer shell, filling and sealing the capsule simultaneously. Softgels have historically been used to solve formulation challenges or technical issues for a specific drug, to help improve the clinical performance of compounds, to provide important market differentiation, particularly for over-the-counter compounds, and to provide safe handling of hormonal, potent and cytotoxic drugs. We also participate in the softgel vitamin, mineral and supplement business in selected regions around the world. With the 2001 introduction of our vegetable-derived softgel shell, VegiCaps capsules, drug and consumer health manufacturers have been able to expand extend the compatibility of the softgel dose form with to a broader range of active ingredients, as well as and serve patient/consumer populations that were previously inaccessible due to religious, dietary or cultural preferences. Our VegiCaps capsules are patent protected in most major global markets. Physician and patient studies we have conducted have demonstrated a preference for softgels versus traditional tablet and hard capsule dose forms in terms of ease of swallowing, real or perceived speed of delivery, ability to remove or eliminate unpleasant odor or taste and, for physicians, perceived improved patient adherence with dosing regimens.

Through our Modified Release Technologies business we provide formulation, development and manufacturing services for fast-dissolve tablets and both proprietary and conventional controlled release products. We launched our orally dissolving tablet business in 1986 with the introduction of Zydis tablets, a unique oral dosage form that is freeze-dried in its package, can be swallowed without water, and typically dissolves in the mouth in less than three seconds. Most often used for indications, drugs and patient groups that can benefit from rapid oral disintegration, the Zydis technology is utilized in a wide range of products and indications, including treatments for a variety of central nervous system-related conditions such as migraines, Parkinsons’ Disease, schizophrenia, and pain-relief. Zydis tablets continue to be used in new ways by our customers as we extend the application of the technology to new categories, such as for immunotherapies, vaccines and biologics delivery. We have recently added two new technology platforms to the Modified Release business portfolio, including the highly flexible OptiDose technology, already commercially proven in Japan, and the development stage LyoPan oral dissolving tablet technology. We plan to continue to expand the development pipeline of customer products for all of our Modified Release technologies. Representative Modified Release Technology business customers include Pfizer, Novartis, Merck, GlaxoSmithKline, Eli Lilly and Johnson & Johnson.

•

Medication Delivery Solutions. We provide formulation, development and manufacturing services for advanced delivery of drugs and biologics, including products administered via for injection, inhalation and ophthalmic routes, using both traditional and advanced technologies. Our range of injectable manufacturing offerings includes filling drugs or biologics into pre-filled syringes, and bags and other delivery formats, with flexibility to accommodate other formats within our existing network, focused increasingly on complex and difficult products. With our range of injectable solutions technologies we are able to meet a wide range of specifications, timelines and budgets. The complexity of the manufacturing process, the importance of experience and know-how, regulatory compliance, and the high start-up capital requirements create significant barriers to entry and, as a result, limit the number of competitors in the market. For example, blow-fill-seal is an advanced aseptic processing technology which uses a continuous process to form, fill with drug, and seal a plastic container in a sterile environment. Blow-fill-seal units typically cost less than traditional sterile forms on a per-unit basis and are currently used primarily for non-injectable a variety of pharmaceuticals in liquid form, such as respiratory, ophthalmic and otic products. We are a leader in the outsourced blow-fill-seal market, and operate one of the largest capacity commercial manufacturing blow-fill-seal facilities in the world. Our sterile blow-fill-seal manufacturing has the capacity and flexibility of manufacturing configurations and business provides flexible and scalable solutions for unit-dose delivery of complex formulations such as suspensions and emulsions, products that are temperature, light and/or oxygen-sensitive. We also provide as well as innovative design and engineering container design and manufacturing solutions related to complex container design and manufacturing. Our regulatory expertise can leads to decreased time to commercialization, and our dedicated development production lines support feasibility, stability and clinical runs. We plan to continue to expand our product line in existing and new markets, and in higher margin specialty products with additional respiratory, ophthalmic, and injectable and nasal applications. Representative customers include Pfizer, Sanofi-Aventis, Novartis and Roche.

Our biologics offerings include our formulation development and cell-line manufacturing based on our advanced and patented Gene Product Expression (“GPEx”) technology, which is used to develop stable, high-yielding mammalian cell lines for both innovator and bio-similar biologic compounds. Our GPEx® technology can provide rapid cell line development, high biologics production yields, flexibility and versatility. We are investing in expanded capability and capacity to produce clinical scale biologic supplies; once complete, combined with offerings from other parts of Catalent and external partners, we can enable a developer of new biologic entities, biosimilars or biobetters to bring a product from gene to market commercialization, faster.

Basis of Presentation

Basis of Presentation

The accompanying unaudited consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States (GAAP) for interim financial information and with the instructions to Form 10-Q and Article 10 of Regulation S-X. Accordingly, they do not include all of the information and notes required by GAAP for complete financial statements. In the opinion of management, all adjustments (consisting of normal recurring adjustments) considered necessary for a fair presentation have been included. Operating results for the nine months ended March 31, 2013 are not necessarily indicative of the results that may be expected for the year ending June 30, 2013 . The consolidated balance sheet at June 30, 2012 has been derived from the audited consolidated financial statements at that date but does not include all of the information and footnotes required by GAAP for complete financial statements. For further information, refer to the consolidated financial statements and footnotes thereto included elsewhere in this prospectus.

Basis of Presentation

These financial statements include our parent company and all subsidiaries, including those operating outside the United States (U.S) and are prepared in accordance with accounting principles generally accepted in the United States of America (U.S. GAAP). All significant transactions among our businesses have been eliminated.

Reclassifications

Reclassifications

We made certain reclassifications to conform the prior period consolidated financial statements and notes to the current period presentation including classification of the U.S. based commercial packaging operations financial results within discontinued operations. The U.S. based commercial packaging operations were previously classified in the Packaging Services segment, which, concurrent with the sale, ceased being reported as a reportable segment. In addition, the historical financial results of the non-U.S. commercial packaging services operation, formerly generated from the U.K. based packaging facility, which was destroyed by fire, have been reclassified to the Oral Technologies segment.

Reclassifications

We made certain reclassifications to conform the prior periods’ consolidated financial statements and notes to the current period presentation including classification of the U.S. based commercial packaging operations financial results within discontinued operations. The U.S. based commercial packaging operations were previously classified in the Packaging Services segment; which, concurrent with the sale, ceased being reported as a reportable segment. In addition, the current and historical financial results of the non U.S. commercial packaging services operation, formerly generated from the U.K. based packaging facility which was destroyed by fire, have been reclassified to the Oral Technology segment. In addition, we reclassified certain assets recorded as current in the prior year ended June 30, 2011 balance sheet to non-current to properly reflect the long term nature of the asset.

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles in the United States requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates include, but are not limited to, allowance for doubtful accounts, inventory and long-lived asset valuation, goodwill and other intangible asset valuation and impairment, equity-based compensation, income taxes, derivative financial instruments and pension plan asset and liability valuation. Actual amounts may differ from these estimated amounts.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles in the United States requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates include, but are not limited to, allowance for doubtful accounts, inventory and long-lived asset valuation, goodwill and other intangible asset valuation and impairment, equity-based compensation, income taxes, derivative financial instruments and pension plan asset and liability valuation. Actual amounts may differ from these estimated amounts.

Translation and Transaction of Foreign Currencies

Translation and Transaction of Foreign Currencies

The financial statements of the Company’s operations outside the U.S. are generally measured using the local currency as the functional currency. Adjustments to translate the assets and liabilities of these foreign operations into U.S. dollars are accumulated as a component of other comprehensive income/(loss) utilizing period-end exchange rates. In addition, the currency fluctuation associated with the portion of the Company’s euro-denominated debt designated as a net investment hedge is included as a component of other comprehensive income/(loss). Foreign currency transaction gains and losses calculated by utilizing weighted average exchange rates for the period are included in the statements of operations in “other expense, net”. Such foreign currency transaction gains and losses include inter-company loans that are not permanently reinvested.

Translation and Transaction of Foreign Currencies

The financial statements of the Company’s operations outside the U.S. are generally measured using the local currency as the functional currency. Adjustments to translate the assets and liabilities of these foreign operations into U.S. dollars are accumulated as a component of other comprehensive income utilizing period-end exchange rates. In addition, the currency fluctuation associated with the Company’s Euro-denominated debt is included as a component of other comprehensive income. Foreign currency transaction gains and losses calculated by utilizing weighted average exchange rates for the period are included in the statements of operations in “other expense, net”. Such foreign currency transaction gains and losses include inter-company loans that are not permanently reinvested.

Revenue Recognition

Revenue Recognition

In accordance with Accounting Standard Codification (ASC) 605 Revenue Recognition, the Company recognizes revenue when persuasive evidence of an arrangement exists, product delivery has occurred or the services have been rendered, the price is fixed or determinable and collectability is reasonably assured. Revenue is recognized net of sales returns and allowances, if any.

Manufacturing and packaging revenue is recognized upon delivery of the product in accordance with the terms of the contract, which specify when transfer of title and risk of loss occurs. Some of the Company’s manufacturing contracts with its customers have annual minimum purchase requirements. At the end of the contract year, revenue is recognized for the unfilled purchase obligation in accordance with the contract terms.

Non-product revenue includes service related fees, royalty and research and development product license and participation fees, annual exclusivity fees, option fees to extend exclusivity agreements and milestone payments for attaining certain regulatory approvals and are recognized at fair value. Exclusivity payments are paid by customers in return for the Company’s commitment to manufacture certain products for those customers only. The revenue related to these agreements is recognized over the term of the exclusivity agreement or the term of the option agreement unless a particular milestone is designated, in which case revenue is recognized when service obligations or performance have been completed. Service revenue is primarily driven by our Development and Clinical Services business revenue of $93.0 million and $298.1 million , respectively for the three and nine months ended March 31, 2013 and $71.1 million and $167.0 million , respectively for the three and nine months ended March 31, 2012 . Cost of services associated with this revenue was $67.7 million and $212.5 million , respectively for the three and nine months ended March 31, 2013 and $48.4 million and $112.6 million , respectively for the three and nine months ended March 31, 2012 . The remaining segments recorded an ancillary amount of service revenue for all periods presented.

Arrangements containing multiple revenue generating activities, including service arrangements, are accounted for in accordance with applicable accounting guidance included within the framework of U.S. GAAP. If the deliverable meets the criteria of a separate unit of accounting, the arrangement revenue is allocated to each element based upon its relative fair value. Generally, in cases where we have multiple contracts with the same customer we treat such contracts as separate arrangements.

Revenue Recognition

In accordance with Accounting Standard Codification (“ASC”) 605 Revenue Recognition, the Company recognizes revenue when persuasive evidence of an arrangement exists, product delivery has occurred or the services have been rendered, the price is fixed or determinable and collectability is reasonably assured. Revenue is recognized net of sales returns and allowances.

Manufacturing and packaging revenue is recognized either upon delivery of the product, in accordance with the terms of the contract, which specify when transfer of title and risk of loss occurs. Some of the Company’s manufacturing contracts with its customers have annual minimum purchase requirements. At the end of the contract year, revenue is recognized for the remaining purchase obligation in accordance with the contract terms.

Non-product revenue includes service related fees, royalty fees, annual exclusivity fees, option fees to extend exclusivity agreements and milestone payments for attaining certain regulatory approvals and are recognized at fair value. Exclusivity payments are paid by customers in return for the Company’s commitment to manufacture certain products for those customers only. The revenue related to these agreements is recognized over the term of the exclusivity agreement or the term of the option agreement unless a particular milestone is designated, in which case revenue is recognized when service obligations or performance have been completed. Service revenue is primarily driven by our Development and Clinical Services business. Within this segment we recognized $268.3 million, $157.0 million and $144.9 million in service revenue for the fiscal years ended 2012, 2011, 2010, respectively. Cost of services associated with this revenue was $183.9 million, $103.7 million and $97.4 million for the fiscal years ended 2012, 2011, 2010, respectively. The remaining segments recorded an ancillary amount of service revenue for all periods presented.

Arrangements containing multiple revenue generating activities, including service arrangements, are accounted for in accordance with applicable accounting guidance included within the framework of U.S. GAAP. If the deliverable meets the criteria of a separate unit of accounting, the arrangement revenue is allocated to each element based upon its relative fair value. Generally, in cases where we have multiple contracts with the same customer we treat such contracts as separate arrangements.

Cash and Cash Equivalents

Cash and Cash Equivalents

All liquid investments purchased with an original maturity of three months or less are considered to be cash and equivalents. The carrying value of these cash equivalents approximates fair value.

Receivables and Allowance for Doubtful Accounts

Receivables and Allowance for Doubtful Accounts

Trade receivables are primarily comprised of amounts owed to the Company through its operating activities and are presented net of an allowance for doubtful accounts. The Company monitors past due accounts on an ongoing basis and establishes appropriate reserves to cover probable losses. An account is considered past due on the first day after its due date. We make judgments as to our ability to collect outstanding receivables and provide allowances when it is assessed that all or a portion of the receivable will not be collected. The Company determines its allowance by considering a number of factors, including the length of time accounts receivable are past due, the Company’s previous loss history, the specific customer’s ability to pay its obligation to the Company, and the condition of the general economy and the customer’s industry. The Company writes off accounts receivable when they become uncollectible.

Concentrations of Credit Risk and Major Customers

Concentrations of Credit Risk and Major Customers

Concentration of credit risk, with respect to accounts receivable, is limited due to the large number of customers and their dispersion across different geographic areas. The customers are primarily concentrated in the pharmaceutical and healthcare industry. The Company normally does not require collateral or any other security to support credit sales. The Company performs ongoing credit evaluations of its customers’ financial conditions and maintains reserves for credit losses. Such losses historically have been within the Company’s expectations. During fiscal year 2012 and 2010 no single customer exceeded 10% of revenue or accounts receivable as of June 30, 2012. During fiscal year 2011 the Company provided products and services to two customers who accounted for 10.4% and 10.8% of the Company’s revenue.

Inventories

Inventories

Inventory is stated at the lower of cost or market, using the first-in, first-out (“FIFO”) method. The Company provides reserves for excess, obsolete or slow-moving inventory based on changes in customer demand, technology developments or other economic factors. Inventory consists of costs associated with raw material, labor and overhead.

Goodwill

Goodwill

The Company accounts for purchased goodwill and intangible assets with indefinite lives in accordance with Codification Statement ASC 350 Intangibles—Goodwill and Other (ASC 350). Under ASC 350, goodwill and intangible assets with indefinite lives are not amortized, but instead are tested for impairment at least annually. In September 2011, the FASB issued guidance that simplified how entities test for goodwill impairment. This guidance permits entities to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform a two-step goodwill impairment test. The Company has elected to perform its annual impairment analysis during its fourth fiscal quarter each year.

Goodwill

The Company accounts for purchased goodwill and intangible assets with indefinite lives in accordance with Codification Statement ASC 350 Intangibles -Goodwill and Other (ASC 350). Under ASC 350, goodwill and intangible assets with indefinite lives are no longer amortized, but instead are tested for impairment at least annually. Intangible assets with finite lives, primarily including customer relationships and patents and trademarks, continue to be amortized over their useful lives. In September 2011, the FASB issued guidance that simplified how entities test for goodwill impairment. This guidance permits entities to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform a two-step goodwill impairment test. We early adopted this guidance for our annual goodwill impairment test that was conducted as of April 1, 2012. In performing the 2012 goodwill impairment test, we assessed the relevant qualitative factors and concluded that it is more likely than not that the fair values of our reporting units are greater than their carrying amounts. After reaching this conclusion, no further testing was performed. The use of alternative estimates or adjusting the discount rate used could affect the estimated fair value of the assets and potentially result in more or less impairment. Any identified impairment would result in an adjustment to the Company’s results of operations. The Company has elected to perform its annual impairment analysis during its fourth fiscal quarter.

Property and Equipment and Other Definite Lived Intangible Assets

Property and Equipment and Other Definite Lived Intangible Assets

Property and equipment are stated at cost. Depreciation expense is computed using the straight-line method over the estimated useful lives of the assets, including capital lease assets that are amortized over the shorter of their useful lives or the terms of the respective leases. The Company generally uses the following range of useful lives for its property and equipment categories: buildings and improvements— 5 to 50 years; machinery and equipment— 3 to 10 years; and furniture and fixtures— 3 to 7 years. Depreciation expense was $27.9 million and $82.6 million , respectively for the three and nine months ended March 31, 2013 and $25.7 million and $69.3 million , respectively for the three and nine months ended March 31, 2012 . The Company charges repairs and maintenance costs to expense as incurred. The amount of capitalized interest was immaterial for all periods presented.

Intangible assets with finite lives, primarily including customer relationships and patents and trademarks continue to be amortized over their useful lives. The Company evaluates the recoverability of its other long-lived assets, including amortizing intangible assets, if circumstances indicate impairment may have occurred pursuant to Codification Standard ASC 360 Property, Plant and Equipment (ASC 360). This analysis is performed by comparing the respective carrying values of the assets to the current and expected future cash flows, on an un-discounted basis, to be generated from such assets. If such analysis indicates that the carrying value of these assets is not recoverable, the carrying value of such assets is reduced to fair value through a charge to the Consolidated Statements of Operations. Fair value is determined based on assumptions the Company believes marketplace participants would utilize and comparable marketplace information in similar arms length transactions.

Property and Equipment and Other Definite Lived Intangible Assets

Property and equipment are stated at cost. Depreciation expense is computed using the straight-line method over the estimated useful lives of the assets, including capital lease assets that are amortized over the shorter of their useful lives or the terms of the respective leases. The Company generally uses the following range of useful lives for its property and equipment categories: buildings and improvements—5 to 50 years; machinery and equipment—3 to 20 years; and furniture and fixtures—3 to 10 years. Depreciation expense was $95.7 million, $86.7 million and $87.8 million for the fiscal years ended June 30, 2012, June 30, 2011 and June 30, 2010, respectively. The Company charges repairs and maintenance costs to expense as incurred. The amount of capitalized interest was immaterial for all periods presented.

The Company evaluates the recoverability of its other long-lived assets, including amortizing intangible assets, if circumstances indicate impairment may have occurred pursuant to Codification Standard ASC 360 Property, Plant and Equipment (ASC 360). This analysis is performed by comparing the respective carrying values of the assets to the current and expected future cash flows, on an undiscounted basis, to be generated from such assets. If such analysis indicates that the carrying value of these assets is not recoverable, the carrying value of such assets is reduced to fair value through a charge to the Consolidated Statements of Operations. Fair value is determined based on assumptions the Company believes marketplace participants would utilize and comparable marketplace information in similar arms length transactions.

Post-Retirement and Pension Plans

Post-Retirement and Pension Plans

The Company sponsors various retirement and pension plans, including defined benefit retirement plans and defined contribution retirement plans. The measurement of the related benefit obligations and the net periodic benefit costs recorded each year are based upon actuarial computations, which require management’s judgment as to certain assumptions. These assumptions include the discount rates used in computing the present value of the benefit obligations and the net periodic benefit costs, the expected future rate of salary increases (for pay-related plans) and the expected long-term rate of return on plan assets (for funded plans). The discount rates are derived based on a hypothetical yield curve represented by a series of annualized individual discount rates. The expected long-term rate of return on plan assets is based on the target asset allocation and the average expected rate of growth for the asset classes invested. The average expected rate of growth is derived from a combination of historic returns, current market indicators, the expected risk premium for each asset class and the opinion of professional advisors. The Company uses a measurement date of June 30 for all its retirement and postretirement benefit plans.

Assets Held for Sale and Discontinued Operations

Assets Held for Sale and Discontinued Operations

We classify long-lived assets or a component entity as assets held for sale when the criteria have been met, in accordance with ASC 360. Further, we classify component entities as operations which have been discontinued when the criteria of ASC 205-20, Discontinued Operations (ASC 205) are met and the operations and cash flows have been or will be eliminated from the ongoing operations and we have no significant continuing involvement in the operations of the component after the disposal transaction. During fiscal year 2012, we completed the sale of our domestic commercial packaging operations and concluded the operations of which qualify as a component entity which is permitted to be categorized as a discontinued operation. See Note 17 to the Consolidated Financial Statements for further discussion.

Derivative Instruments, Hedging Activities and Fair Value

Derivative Instruments, Hedging Activities and Fair Value

Derivatives Instruments

The Company is exposed to certain risks arising from both its business operations and economic conditions. The Company principally manages its exposures to a wide variety of business and operational risks through management of its core business activities. The Company manages economic risks, including interest rate, liquidity, and credit risk primarily by managing the amount, sources and duration of its debt funding and the use of derivative financial instruments. Specifically, the Company enters into derivative financial instruments to manage exposures that arise from business activities that result in the receipt or payment of future known and uncertain cash amounts, the value of which are determined by interest rates. The Company’s derivative financial instruments are used to manage differences in the amount, timing, and duration of the Company’s known or expected cash receipts and its known or expected cash payments principally related to the Company’s borrowings. The Company does not net any of its derivative positions under master netting arrangements.

Hedging Activities

The Company’s objectives in using interest rate derivatives are to add stability to interest expense and to manage its exposure to interest rate movements. To accomplish this objective, the Company primarily uses interest rate swaps as part of its interest rate risk management strategy. Interest rate swaps designated as cash flow hedges involve the receipt of variable-rate amounts from a counterparty in exchange for the Company making fixed-rate payments over the life of the agreements without exchange of the underlying notional amount.

The effective portion of changes in the fair value of derivatives designated and that qualify as cash flow hedges for financial reporting purposes is recorded in Accumulated Other Comprehensive Income on the balance sheet and is subsequently reclassified into earnings in the period that the hedged forecasted transaction affects earnings. During fiscal years 2012, 2011 and 2010, such derivatives were used to hedge the variable cash flows associated with existing variable-rate debt. The ineffective portion of the change in fair value of the derivatives is recognized directly in earnings.

The Company is exposed to fluctuations in the EUR-USD exchange rate on its investments in foreign operations in Europe. While the Company does not actively hedge against changes in foreign currency, it has mitigated the exposure of investments in its European operations through a net-investment hedge by denominating a portion of the debt in Euros.

Fair Value

The Company is required to measure certain assets and liabilities at fair value, either upon initial measurement or for subsequent accounting or reporting. We use fair value extensively in the initial measurement of net assets acquired in a business combination and when accounting for and reporting on certain financial instruments. We estimate fair value using an exit price approach, which requires, among other things, that we determine the price that would be received to sell an asset or paid to transfer a liability in an orderly market. The determination of an exit price is considered from the perspective of market participants, considering the highest and best use of assets and, for liabilities, assuming the risk of non-performance will be the same before and after the transfer. A single estimate of fair value results from a complex series of judgments about future events and uncertainties and relies heavily on estimates and assumptions. When estimating fair value, depending on the nature and complexity of the assets or liability, we may use one or all of the following approaches:

•	Market approach, which is based on market prices and other information from market transactions involving identical or comparable assets or liabilities.

•	Cost approach, which is based on the cost to acquire or construct comparable assets less an allowance for functional and/or economic obsolescence.

•	Income approach, which is based on the present value of the future stream of net cash flows.

These fair value methodologies depend on the following types of inputs:

•	Quoted prices for identical assets or liabilities in active markets (called Level 1 inputs).

•

Quoted prices for similar assets or liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are directly or indirectly observable (called Level 2 inputs).

•	Unobservable inputs that reflect estimates and assumptions (called level 3 inputs).

Self Insurance

Self Insurance

The Company is partially self-insured for certain employee health benefits and partially self-insured for product liability and workers compensation claims. Accruals for losses are provided based upon claims experience and actuarial assumptions, including provisions for incurred but not reported losses.

Shipping and Handling

Shipping and Handling

Shipping and handling costs are included in cost of products sold in the Consolidated Statements of Operations. Shipping and handling revenue received was immaterial for all periods presented and is presented within net revenues.

Equity-Based Compensation

Equity-Based Compensation

The Company accounts for its equity-based compensation awards in accordance with Accounting Standard Codification ASC 718 Compensation – Stock compensation (ASC 718). ASC 718 requires companies to recognize compensation expense using a fair-value based method for costs related to share-based payments including stock options and restricted stock units. The expense is measured based on the grant date fair value of the awards that are expected to vest, and the expense is recorded over the applicable requisite service period. In the absence of an observable market price for a share-based award, the fair value is based upon a valuation methodology that takes into consideration various factors, including the exercise price of the award, the expected term of the award, the current price of the underlying shares, the expected volatility of the underlying share price based on peer companies, the expected dividends on the underlying shares and the risk-free interest rate.

Accumulated Other Comprehensive Income/(Loss)

Accumulated Other Comprehensive Income/(Loss)

Accumulated other comprehensive income/(loss), which is reported in the accompanying Consolidated Statements of Changes in Shareholder’s Equity, consists of net earnings/(loss), foreign currency translation, deferred compensation, dividend distribution, minimum pension liability and unrealized gains and losses from derivatives.

Research and Development Costs

Research and Development Costs

The Company expenses research and development costs as incurred. Costs incurred in connection with the development of new offerings and manufacturing process improvements are recorded within selling, general, and administrative expenses. Such research and development costs included in selling, general, and administrative expenses amounted to $3.4 million and $10.1 million , respectively for three and nine months ended March 31, 2013 and $4.5 million and $11.9 million , respectively for three and nine months ended March 31, 2012 . Costs incurred in connection with research and development services we provide to customers and services performed in support of the commercial manufacturing process for customers are recorded within cost of sales. Such research and development costs included in cost of sales amounted to $9.1 million and $26.4 million , respectively for three and nine months ended March 31, 2013 and $8.9 million and $25.1 million , respectively for three and nine months ended March 31, 2012 .

Research and Development Costs

The Company expenses research and development costs as incurred. Costs incurred in connection with the development of new offerings and manufacturing process improvements are recorded within Selling General & Administrative Expenses. Such research and development costs included in selling, general and administrative expenses amounted to $16.9 million, $26.5 million and $21.8 million, for fiscal years ended June 30, 2012, June 30, 2011 and June 30, 2010, respectively. Costs incurred in connection with research and development services we provide to customers and services performed in support of the commercial manufacturing process for customers are recorded within Cost of Sales. Such research and development costs included in cost of sales amounted to $33.5 million, $31.8 million and $31.6 million, for fiscal years ended June 30, 2012, June 30, 2011 and June 30, 2010, respectively.

Income Taxes

Income Taxes

In accordance with the standard codification of ASC 740 Income Taxes (ASC 740) the Company accounts for income taxes using the asset and liability method. The asset and liability method requires recognition of deferred tax assets and liabilities for expected future tax consequences of temporary differences that currently exist between tax bases and financial reporting bases of the Company’s assets and liabilities. Deferred tax assets and liabilities are measured using enacted tax rates in the respective jurisdictions in which the Company operates. In assessing the ability to realize deferred tax assets, the Company considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The calculation of the Company’s tax liabilities involves dealing with uncertainties in the application of complex tax regulations in each of its tax jurisdictions. The number of years with open tax audits varies depending on the tax jurisdiction. A number of years may lapse before a particular matter is audited and finally resolved. The Company applies the accounting guidance issued to address the accounting for uncertain tax positions. This guidance clarifies the accounting for income taxes, by prescribing a minimum recognition threshold a tax position is required to meet before being recognized in the financial statements as well as provides guidance on derecognition, measurement, classification, interest and penalties, accounting in interim periods, disclosure and transition.

Recent Financial Accounting Standards

Recent Financial Accounting Standards

In March 2013, the Financial Accounting Standards Board (the “FASB”) issued Accounting Standards Update No. 2013-05, “Parent’s Accounting for the Cumulative Translation Adjustment upon Derecognition of Certain Subsidiaries or Groups of Assets within a Foreign Entity or of an Investment in a Foreign Entity” (“ASU 2013-05”). ASU 2013-05 resolves the diversity in practice concerning the release of the cumulative translation adjustment into net income when a parent either sells a part or all of its investment in a foreign entity or no longer holds a controlling financial interest in a subsidiary or group of assets within a foreign entity. The guidance is effective for fiscal years and interim reporting periods within those fiscal years beginning after December 15, 2013. The amendments described in the ASU are to be applied prospectively to derecognition events occurring after the effective date; prior periods are not to be adjusted. Catalent is currently evaluating the impact of this standard on our consolidated results of operations and financial position.

In February 2013, the FASB issued Accounting Standards Update No. 2013-04, “Obligations Resulting from Joint and Several Liability Arrangements” (“ASU 2013-04”). ASU 2013-04 provides guidance for the recognition, measurement, and disclosure resulting from joint and several liability arrangements. Examples of obligations that fall within the scope of the ASU include certain debt arrangements, other contractual obligations, and settled litigation. The new guidance is effective on a retrospective basis for fiscal years and interim periods within those fiscal years beginning after December 15, 2013. Catalent is currently evaluating the impact of this standard and does not expect a material impact on the disclosures included in our consolidated financial statements.

In February 2013, the FASB issued Accounting Standards Update No. 2013-02, “Reporting of Amounts Reclassified out of Accumulated Other Comprehensive Income” (“ASU 2013-02”). ASU 2013-02 requires enhanced disclosures about items reclassified out of accumulated other comprehensive income (AOCI). For items reclassified to net income in their entirety, the ASU requires information about the effect of significant reclassification items to appear on separate line items of net income. For those items where direct reclassification to net income is not required, companies must provide cross-references to other disclosures that provide details about the effects of the reclassification out of AOCI. Expanded disclosures concerning current period changes in AOCI balances are also required for each component of OCI on the face of the financial statements or in the notes. ASU 2013-02 is effective prospectively for fiscal years beginning after December 15, 2012, and interim periods within those fiscal years. Catalent is currently evaluating the impact of this standard on the disclosures and presentation of our consolidated results of operations and financial position included in our consolidated financial statements.

In December 2011, the FASB issued Accounting Standards Update No. 2011-11, “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”). ASU 2011-11 will require disclosure of information about offsetting and related arrangements to enable users of our financial statements to understand the effect of those arrangements on our financial position. In January 2013, the FASB issued Accounting Standards Update No. 2013-01, “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” (“ASU 2013-01”). ASU 2013-01 limits the scope of the new balance sheet offsetting disclosure requirements to derivatives (including bifurcated embedded derivatives), repurchase agreements and reverse repurchase agreements, and certain securities borrowing and lending arrangements. The new guidance is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The disclosures required are to be applied retrospectively for all comparative periods presented. Upon adoption, we do not expect that this standard will materially impact our disclosures included in our consolidated financial statements.

In June 2011, the FASB issued Accounting Standards Update No. 2011-05, “ Presentation of Comprehensive Income “ (“ASU 2011-05”). ASU 2011-05 eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders’ equity and requires an entity to present items of net income, other comprehensive income and total comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. ASU 2011-05 also initially required companies to display reclassification adjustments for each component of other comprehensive income in both net income and other comprehensive income on the face of the financial statements; however in December 2011, the FASB issued ASU 2011-12 which deferred this requirement. The amendments in the ASUs did not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. During the first quarter of fiscal 2013, the Company adopted ASU 2011-05 and ASU 2011-12 and has elected to present the items of and total other comprehensive income in a separate statement following the Statement of Operations. As noted above, the FASB has issued ASU 2013-02 which provides guidance and the effective date for implementation of enhanced disclosure of items reclassified out of accumulated other comprehensive income.

Recent Financial Accounting Standards

In July 2012, the Financial Accounting Standards Board (the “FASB”) issued Accounting Standards Update No. 2012-02, Testing Indefinite-Lived Intangible Assets for Impairment (the revised standard). The revised standard reduces cost and complexity of testing indefinite-lived intangible assets other than goodwill for impairment. It allows companies to perform a “qualitative” assessment to determine whether further impairment testing of indefinite-lived intangible assets is necessary. The Company would first assess qualitatively whether it is more likely than not (that is, a likelihood of more than 50 percent) that an indefinite-lived intangible asset is impaired, thus necessitating that it perform the quantitative impairment test. An entity would not be required to calculate the fair value of an indefinite-lived intangible asset and perform the quantitative impairment test unless the entity determines that it is more likely than not that the asset is impaired. The effective date is for annual and interim impairment tests performed for fiscal years beginning after 15 September 2012. Early adoption would be permitted. Catalent is evaluating the impact of this standard and does not expect a material impact on its consolidated results of operations or financial position.

In May 2011, the FASB issued Accounting Standards Update (“ASU”) 2011-04, Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU 2011-04”). ASU 2011-04 amended the FASB Accounting Standards Codification 820, Fair Value Measurements and Disclosures (“ASC 820”) to converge the fair value measurement guidance in U.S. generally accepted accounting principles (“GAAP”) and International Financial Reporting Standards (“IFRSs”). Some of the amendments clarify the application of existing fair value measurement requirements, while other amendments change particular principles in ASC 820. In addition, ASU 2011-04 requires additional fair value disclosures. Catalent has adopted the disclosure requirements and such disclosures had no impact on its consolidated results of operations or financial position.

In June 2011, the FASB issued ASU No. 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income (“ASU 2011-05”). ASU 2011-05 eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders’ equity and requires an entity to present items of net income, other comprehensive income and total comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. ASU 2011-05 also requires companies to display reclassification adjustments for each component of other comprehensive income in both net income and other comprehensive income. The amendments in the ASU do not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. This guidance is effective for fiscal years, and interim periods, beginning after December 15, 2011, with the exception of the requirement to present reclassification adjustments from other comprehensive income to net income on the face of the financial statements, which has been deferred pending further deliberation by the FASB, and is not expected to have a material effect on our financial condition or results of operations, though it will change our financial statement presentation.

In December 2011, the FASB issued Accounting Standards Update No. 2011-11, “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”). ASU 2011-11 will require disclosure of information about offsetting and related arrangements to enable users of our financial statements to understand the effect of those arrangements on our financial position. The new guidance is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The disclosures required are to be applied retrospectively for all comparative periods presented. Upon adoption, we do not expect that this standard will materially impact our disclosures included in our consolidated financial statements.

Business Combinations (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2013	Jun. 30, 2012
Initial Purchase Price Allocation

As of March 31, 2013 , the allocation of purchase price was comprised of:

(Dollars in millions)
Accounts receivable, net	$27.9
Plant, property and equipment, net	80.6
Unbilled services	11.8
Other assets	0.4
Goodwill	170.4
Intangibles	177.6
Accounts payable	(10.8)
Accrued liabilities	(7.0)
Deferred tax liability	(39.0)
Other liabilities	(1.6)
Unearned revenue	(9.5)

Total purchase price	$400.8

The initial purchase price allocation for the CTS Business is as follows:

($ in millions)
Accounts receivable, net	28.2
Plant, property and equpment, net	80.6
Unbilled services	11.8
Other assets	0.3
Goodwill	169.4
Intangibles	177.6
Accounts payable	(10.8)
Accrued liabilities	(6.6)
Deferred tax liability	(39.0)
Other liabilities	(1.2)
Unearned revenue	(9.5)

Total purchase price	400.8

Components of Intangible Assets By Type Acquired

The following table sets forth the components of intangible assets by type acquired in connection with the CTS Business acquisition:

	Estimated Fair Value (in millions)	Estimated Useful Life (in years)
Customer relationships- finite-lived	$171.0	13-15
Back-log	3.0	1.0
Internally developed software - finite-lived	3.4	4.9
Leasehold Assets	0.2	4.0

Total	$177.6

Unaudited Pro Forma Financial Information and Effects of Pro Forma Adjustments

The unaudited pro forma financial information and the effects of the pro forma adjustments listed above were as follows:

	Catalent Pharma Solutions Inc.	CTS July 1, 2011 thru February 16, 2012	Proforma Adjustments	Catalent Pharma Solutions Inc. Proforma Combined
(in millions)		(Unaudited)	(Unaudited)	(Unaudited)
Net revenue	1,694.8	123.1	—	$1,817.9
Cost of products sold	1,136.2	55.6	2.5	1,194.3

Gross Margin	558.6	67.5	(2.5)	623.6
Selling, general and administrative expenses	348.1	63.8	7.4	419.3
Impairment charges and (gain)/loss on sale of assets	1.8	—	—	1.8
Restructuring and other	19.5	0.3	—	19.8
Property and casualty (gain)/losses, net	(8.8)	—	—	(8.8)

Operating earnings/(loss)	198.0	3.4	(9.9)	191.5
Interest expense, net	183.2	10.5	2.6	196.3
Other (income)/expense, net	(3.8)	0.4	—	(3.4)

Earnings/(loss) from continuing operations before income taxes
	18.6	(7.5)	(12.5)	(1.4)
Income tax expense/(benefit)	16.5	2.2	(5.0)	13.7

Earnings/(loss) from continuing operations	2.1	(9.7)	(7.5)	(15.1)
Earnings/(loss) from discontinued operations, net of tax	(41.3)	—	—	(41.3)

Net earnings/(loss)	(39.2)	(9.7)	(7.5)	(56.4)
Net earnings/(loss) attributable to noncontrolling interest, net of tax	1.2	—	—	1.2

Net earnings/(loss) attributable to Catalent	(40.4)	(9.7)	(7.5)	$(57.6)

Goodwill (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2013	Jun. 30, 2012
Carrying Amount of Goodwill

The following table summarizes the changes between June 30, 2012 and March 31, 2013 in the carrying amount of goodwill in total and by reporting segment:

(Dollars in millions)	Oral Technologies	Medication Delivery Solutions	Development & Clinical Services	Total
Balance at June 30, 2012 (1)	$839.8	$—	$190.1	$1,029.9
Additions/(impairments)	—	—	1.0	1.0
Foreign currency translation adjustments	(4.6)	—	(3.2)	(7.8)
Balance at March 31, 2013	$835.2	$—	$187.9	$1,023.1

(1)	The opening balance is reflective of historical impairment charges related to the Medication Delivery Solutions segment of approximately $158.0 million .

The following table summarizes the changes in the carrying amount of goodwill in total and by reporting segment:

(in millions)	Oral Technologies	Medication Delivery Solutions	Development & Clinical Services	Total
Balance at June 30, 2010(1)	$826.0	$—	$22.9	$848.9
Foreign currency translation adjustments	54.8	—	2.3	57.1
Balance at June 30, 2011	880.8	—	25.2	906.0
Additions/(impairment)	—	—	169.4	169.4
Foreign currency translation adjustments	(41.0)	—	(4.5)	(45.5)
Balance at June 30, 2012	$839.8	$—	$190.1	$1,029.9

(1)	The opening balance is reflective of historical impairment charges related to the Medication Delivery Solutions segment of approximately $158.0 million.

Definite Lived Long-Lived Assets (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2013	Jun. 30, 2012
Other Intangible Assets Subject to Amortization

The details of other intangible assets subject to amortization as of March 31, 2013 and June 30, 2012 , are as follows:

(Dollars in millions)	Gross Carrying Value	Accumulated Amortization	Net Carrying Value
March 31, 2013
Amortized intangibles:
Core technology	$144.7	$(42.9)	$101.8
Customer relationships	212.2	(45.3)	166.9
Product relationships	225.6	(112.9)	112.7

Total intangible assets	$582.5	$(201.1)	$381.4

(Dollars in millions)	Gross Carrying Value	Accumulated Amortization	Net Carrying Value
June 30, 2012
Amortized intangibles:
Core technology	$145.0	$(37.5)	$107.5
Customer relationships	215.6	(33.4)	182.2
Product relationships	227.6	(99.6)	128.0

Total intangible assets	$588.2	$(170.5)	$417.7

The details of other intangible assets subject to amortization by class as of June 30, 2012 and June 30, 2011, are as follows:

(in millions)	Gross Carrying Value	Accumulated Amortization	Net Carrying Value
June 30, 2012
Amortized intangibles:
Core technology	$145.0	(37.5)	$107.5
Customer relationships	215.6	(33.4)	182.2
Product relationships	227.6	(99.6)	128.0

Total intangible assets	$588.2	$(170.5)	$417.7

(in millions)	Gross Carrying Value	Accumulated Amortization	Net Carrying Value
June 30, 2011
Amortized intangibles:
Core technology	$153.1	(32.3)	$120.8
Customer relationships	39.9	(26.7)	$13.2
Product relationships	236.5	(83.8)	$152.7

Total intangible assets	$429.5	(142.8)	$286.7

Future Amortization Expense	Amortization expense in future periods is estimated to be:

(Dollars in millions)	Remainder Fiscal 2013	2014	2015	2016	2017
Amortization expense	$11.7	$43.9	$43.5	$43.5	$42.8
Future amortization expense is estimated as follows:

(in millions)	2013	2014	2015	2016	2017
Amortization expense	$41.6	$41.5	$41.2	$41.2	$41.2

Restructuring and Other Costs (Tables)	12 Months Ended
Jun. 30, 2012
Significant Costs Recorded Within Restructuring Costs

The following table summarizes the significant costs recorded within restructuring costs:

(in millions)	Fiscal Year Ended June 30, 2012	Fiscal Year Ended June 30, 2011	Fiscal Year Ended June 30, 2010
Restructuring costs:
Employee-related reorganization(1)	$14.9	$6.7	$5.5

Asset impairments	2.9	0.6	3.8
Facility exit and other costs(2)	1.7	5.2	8.4

Total restructuring costs	$19.5	$12.5	$17.7

(1)	Employee-related costs consist primarily of severance costs outplacement services provided to employees who have been involuntarily terminated and duplicate payroll costs during transition periods.
(2)	Facility exit and other costs consist of accelerated depreciation, equipment relocation costs and costs associated with planned facility expansions and closures to streamline our operations.

Long-Term Obligations and Other Short-Term Borrowings (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2013	Jun. 30, 2012
Long-term Obligations and Other Short-term Borrowings

Long-term obligations and other short-term borrowings consist of the following at June 30, 2012 and June 30, 2011:

(in millions)	Maturity	June 30, 2012	June 30, 2011
Senior Secured Credit Facilities
Term loan facility Dollar-denominated	April 2014	$—	$1,017.6
Term loan facility Dollar-denominated	September 2016	798.9	—
Term loan facility Dollar-denominated	September 2017	591.2	—
Term loan facility Euro-denominated	April 2014	56.3	364.1
Term loan facility Euro-denominated	September 2016	257.7	—
9 1/2 % Senior Toggle Notes	April 2015	619.1	624.4
9 3/4 % Senior Subordinated Euro-denominated Notes	April 2017	268.7	308.4
Revolving Credit Agreement	April 2016	—	—
Other Obligations	2012 to 2032	91.6	32.1

Total		2,683.5	2,346.6
Less: current portion and other short-term borrowings		43.2	28.6

Long-term obligations, less current portion short-term borrowings		$2,640.3	$2,318.0

Long-Term Obligations, Presented Net of Issue Discounts and Fees Paid to Lenders, and Other Short-Term Borrowings

Long-term obligations and other short-term borrowings consist of the following at March 31, 2013 and June 30, 2012 :

(Dollars in millions)	Maturity	March 31, 2013	June 30, 2012
Senior Secured Credit Facilities
Term loan facility dollar-denominated	September 2016	$792.2	$798.9
Term loan facility dollar-denominated	September 2017	647.2	591.2
Term loan facility euro-denominated	April 2014	—	56.3
Term loan facility euro-denominated	September 2016	263.7	257.7
9 1/2 % Senior Toggle Notes	April 2015	269.1	619.1
9 3/4 % Senior Subordinated euro-denominated Notes	April 2017	277.2	268.7
7 7/8 % Senior Notes	October 2018	348.2	—
$200.3 million Revolving Credit Facility	April 2016	—	—
Other Obligations	2013 to 2032	77.6	91.6

Total		2,675.2	2,683.5
Less: current portion and other short-term borrowings		29.6	43.2

Long-term obligations, less current portion short-term borrowings		$2,645.6	$2,640.3

Maturities of long-term obligations, including capital leases of $57.8 million, and other short-term borrowings for future fiscal years are:

(in millions)	2013	2014	2015	2016	2017	Thereafter	Total
Maturities of long-term and other obligations	43.2	79.4	643.0	21.3	1,293.6	603.0	2,683.5

Derivative Instruments and Hedging Activities (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2013	Jun. 30, 2012
Fair Values of Financial Derivatives Instruments on Consolidated Balance Sheets

The table below presents the fair value of the Company’s derivative financial instruments as well as their classification on the Consolidated Balance Sheet as of March 31, 2013 and June 30, 2012 .

(Dollars in millions)	Fair Values of Financial Derivatives Instruments on the Consolidated Balance Sheets
	Liability Derivatives As of March 31, 2013		Liability Derivatives As of June 30, 2012
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Derivatives designated as hedging instruments under ASC 815:
Interest rate swaps	Other accrued liabilities and other liabilities	$1.1	Other accrued liabilities and other liabilities	$23.1
Total derivatives designated as hedging instruments under ASC 815:		1.1		23.1
Derivatives not designated as hedging instruments under ASC 815:
Interest rate swaps	Other accrued liabilities and other liabilities	$0.2	Other accrued liabilities and other liabilities	$0.2
Total derivatives not designated as hedging instruments under ASC 815:		$0.2		$0.2

The table below presents the fair value of the Company’s derivative financial instruments as well as their classification on the Consolidated Balance Sheet as of June 30, 2012 and June 30, 2011.

(in millions)	Fair Values of Financial Derivatives Instruments on the Consolidated Balance Sheets
	Liability Derivatives As of June 30, 2012		Liability Derivatives As of June 30, 2011
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Derivatives designated as hedging instruments under ASC 815:
Interest rate swaps	Other accrued liabilities and other liabilities	$23.1	Other accrued liabilities and other liabilities	$41.9

Total derivatives designated as hedging instruments under ASC 815:		23.1		41.9

Derivatives not designated as hedging instruments under ASC 815:
Interest rate swaps	Other accrued liabilities and other liabilities	$0.2	Other accrued liabilities and other liabilities	$0.3

Total derivatives not designated as hedging instruments under ASC 815:		$0.2		$0.3

Effect of Derivative Instruments on Consolidated Statement of Operations

The table below presents the fair value of the Company’s derivative financial instruments as well as their classification on the Consolidated Statement of Operations for the nine months ended March 31, 2013 and March 31, 2012 .

(Dollars in millions)	Effect of Derivative Instruments on the Consolidated Statement of Operations
Derivatives in ASC 815 Cash Flow Hedging Relationships	Amount of (Gain) or Loss Recognized in AOCI on Derivative (Effective Portion) for the Nine Months Ended March 31,		Location of (Gain) or Loss Reclassified from AOCI into Income (Effective Portion)	Amount of (Gain) or Loss Reclassified from AOCI into Income (Effective Portion) for the Nine Months Ended March 31,		Location of (Gain) or Loss Recognized in Income on Derivative (Ineffective Portion and Amount Excluded from Effectiveness Testing	Amount of (Gain) or Loss Recognized in Income on Derivative (Ineffective Portion and Amount Excluded from Effective Testing) for the Three and Nine Months Ended March 31,
	2013	2012		2013	2012		2013	2012
Interest rate swaps	$1.1	$10.1	Interest expense, net	$21.8	$19.5	Other (income)/ expense, net	0.1	—

Derivatives Not Designated as Hedging Instruments Under ASC 815	Location of (Gain) or Loss Recognized in Income on Derivative	Amount of (Gain) or Loss Recognized in Income on Derivative for the Nine Months Ended March 31,
		2013	2012
Interest rate swaps	Other (income)/ expense, net	$—	$(0.1)

(in millions)	The Effect of Derivative Instruments on the Consolidated Statement of Operations for the Fiscal Years Ended June 30, 2012, June 30, 2011 and June 30, 2010.
Derivatives in ASC 815 Cash Flow Hedging Relationships	Amount of (Gain) or Loss Recognized in OCI on Derivative (Effective Portion)	Location of (Gain) or Loss Reclassified from Accumulated OCI into Income (Effective Portion)	Amount of (Gain) or Loss Reclassified from Accumulated OCI into Income (Effective Portion)	Location of (Gain) or Loss Recognized in Income on Derivative (Ineffective Portion and Amount excluded from Effectiveness Testing)	Amount of (Gain) or Loss Recognized in Income on Derivative (Ineffective Portion and Amount excluded from Effectiveness Testing)

Fiscal Year 2012: Interest Rate Swaps	$11.0	Interest expense, net	$26.4	Other (income)/ expense, net	$0.2
Fiscal Year 2011: Interest Rate Swaps	$14.4	Interest income/ (expense), net	$26.9	Other (income)/ expense, net	$0.1
Fiscal Year 2010: Interest Rate Swaps	$52.9	Interest income/ (expense), net	$21.9	Other (income)/ expense, net	$0.6

Derivatives Not Designated as Hedging Instruments Under ASC 815	Location of (Gain) or Loss Recognized in Income on Derivative	Amount of (Gain) or Loss Recognized in Income on Derivative
Fiscal Year 2012: Interest Rate Swaps	Other (income)/ expense, net	$0.1
Fiscal Year 2011: Interest Rate Swaps	Other (income)/ expense, net	$(0.2)
Fiscal Year 2010: Interest Rate Swaps	Other (income)/ expense, net	$3.3

Fair Value Measurements Of Financial Instruments (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2013	Jun. 30, 2012
Summary of Financial Assets and Liabilities That Measure at Fair Value on a Recurring Basis

The following table provides a summary of financial assets and liabilities that are measured at fair value on a recurring basis as of March 31, 2013, aggregated by the level in the fair value hierarchy within which those measurements fall:

		Fair Value Measurements using:
(Dollars in millions)	Total	Level 1	Level 2	Level 3
Assets
Cash equivalents – money market funds	$9.3	$9.3	$—	$—
Liabilities
Interest rate swaps	$1.3	$—	$1.3	$—

The following table provides a summary of financial assets and liabilities that are measured at fair value on a recurring basis as of June 30, 2012 , aggregated by the level in the fair value hierarchy in which those measurements fall:

		Fair Value Measurements using:
(Dollars in millions)	Total	Level 1	Level 2	Level 3
Assets
Cash equivalents – money market funds	$5.9	$5.9	$—	$—
Liabilities
Interest rate swaps	$23.3	$—	$23.3	$—

The following table provides a summary of financial assets and liabilities that are measured at fair value on a recurring basis as of June 30, 2012, aggregated by the level in the fair value hierarchy within which those measurements fall:

		Fair Value Measurements using:
(in millions)	Total	Level 1	Level 2	Level 3
Assets
Cash Equivalents-Money Market Funds	$5.9	$5.9	$—	$—

Liabilities
Interest rate swaps	$23.3	$—	$23.3	$—

The following table provides a summary of financial assets and liabilities that are measured at fair value on a recurring basis as of June 30, 2011, aggregated by the level in the fair value hierarchy within which those measurements fall:

		Fair Value Measurements using:
(in millions)	Total	Level 1	Level 2	Level 3
Assets
Cash Equivalents-Money Market Funds	$5.4	$5.4	$—	$—

Liabilities
Interest rate swaps	$42.2	$—	$42.2	$—

Carrying Amounts and Estimated Fair Values Of Financial Instruments

The carrying amounts and the estimated fair values of financial instruments as of March 31, 2013 and June 30, 2012 , are as follows:

	March 31, 2013		June 30, 2012
(Dollars in millions)	Carrying Value	Estimated Fair Value	Carrying Value	Estimated Fair Value
Long-term debt and other	$2,675.2	$2,771.4	$2,683.5	$2,644.6
LIBOR interest rate swap	0.8	0.8	16.7	16.7
EURIBOR interest rate swap	0.3	0.3	6.4	6.4
TIBOR interest rate swap	$0.2	$0.2	$0.2	$0.2

The carrying amounts and the estimated fair values of financial instruments as of June 30, 2012 and June 30, 2011, are as follows:

	June 30, 2012		June 30, 2011
(in millions)	Carrying Value	Estimated Fair Value	Carrying Value	Estimated Fair Value
Long-term debt and other	$2,683.5	$2,644.6	$2,346.6	$2,306.7
LIBOR interest rate swap	16.7	16.7	34.3	34.3
EURIBOR interest rate swap	6.4	6.4	7.6	7.6
TIBOR interest rate swap	0.2	0.2	0.3	0.3

Income Taxes (Tables)	12 Months Ended
Jun. 30, 2012
Earnings/(loss) From Continuing Operations Before Income Taxes and Discontinued Operations

Earnings/(loss) from continuing operations before income taxes and discontinued operations are as follows for the fiscal years ended 2012, 2011 and 2010:

(in millions)	Fiscal Year Ended June 30, 2012	Fiscal Year Ended June 30, 2011	Fiscal Year Ended June 30, 2010
U.S. Operations	($402.1)	($85.1)	($543.5)
Non-U.S. Operation	$420.7	$79.7	$328.1

	$18.6	($5.4)	($215.4)

Provision /(benefit) For Income Taxes

The provision /(benefit) for income taxes consists of the following for the fiscal years ended 2012, 2011 and 2010:

(in millions)	Fiscal Year Ended June 30, 2012	Fiscal Year Ended June 30, 2011	Fiscal Year Ended June 30, 2010
Current:
Federal	$—	$(0.9)	$2.8
State and local	0.1	(0.5)	0.4
Non-U.S.	19.2	19.0	33.5

Total	$19.3	$17.6	$36.7

Deferred:
Federal	$6.0	$5.5	$5.5
State and local	0.2	1.2	1.2
Non-U.S.	(9.0)	(0.6)	(21.5)

Total	(2.8)	6.1	(14.8)

Total provision/(benefit)	$16.5	$23.7	$21.9

Reconciliation of Provision/(benefit) Based On Federal Statutory Income Tax Rate

A reconciliation of the provision/(benefit) based on the federal statutory income tax rate to the Company’s effective income tax rate is as follows for the fiscal years ended 2012, 2011 and 2010:

(in millions)	Fiscal Year Ended June 30, 2012	Fiscal Year Ended June 30, 2011	Fiscal Year Ended June 30, 2010
Provision at U.S. Federal Statutory tax rate	$8.7	$(5.4)	$(91.2)
State and local income taxes, net of federal benefit	0.2	0.8	(8.3)
Foreign tax rate differential	(43.1)	(11.8)	(12.6)
Goodwill impairment	—	—	69.2
Permanent items	34.8	2.8	56.2
Unrecognized Tax Positions	(2.8)	2.5	(1.3)
Tax valuation allowance	28.1	29.5	10.3
Foreign tax credit	(0.2)	(0.2)	—
Income Tax	(7.7)	6.1	—
Other	(1.5)	(0.6)	(0.4)

	$16.5	$23.7	$21.9

Components Of Deferred Income Tax Assets and Liabilities

The components of the deferred income tax assets and liabilities are as follows at June 30, 2012 and 2011:

(in millions)	2012	2011
Deferred income tax assets:
Accrued liabilities	$38.0	$37.8
Equity compensation	7.3	7.0
Loss and tax credit carry forwards	216.0	278.9
Foreign Currency	27.6	23.2
Pension	38.5	14.3
Property-related	25.9	15.2
Intangibles	15.9	3.0
Other	8.3	6.7
OCI	27.0	14.3

Total deferred income tax assets	404.5	400.4
Valuation Allowance	(250.7)	(265.6)

Net deferred income tax assets	153.8	134.8

(in millions)	2012	2011
Deferred income tax liabilities:
Accrued Liabilities	(2.5)	(2.1)
Equity Compensation	0.1	—
Foreign Currency	(1.2)	(0.5)
Property-related	(30.0)	(17.1)
Goodwill and other intangibles	(187.0)	(155.0)
Other	(0.9)	(0.8)
OCI	—	(17.9)

Total deferred income tax liabilities	(221.5)	(193.4)

Net deferred income tax liabilities	$(67.7)	$(58.6)

Deferred Tax Assets and Liabilities

Deferred tax assets and liabilities in the preceding table are in the following captions in the balance sheet at June 30, 2012 and 2011:

(in millions)	2012	2011
Current deferred tax asset	$18.6	$20.0
Non-current deferred tax asset	135.2	114.8
Current deferred tax liability	(1.6)	(0.7)
Non-current deferred tax liability	(219.9)	(192.7)

Net deferred tax liability	$(67.7)	$(58.6)

Reconciliation of Unrecognized Tax Benefit, Excluding Accrued Interest

A reconciliation of our unrecognized tax benefit, excluding accrued interest for June 30, 2012 is as follows:

(in millions)
Balance at June 30, 2011	$33.9
Additions based on tax positions related to the current year	4.4
Additions for tax positions of prior years	0.7
Reductions for tax positions of prior years	(5.6)

Balance at June 30, 2012	$33.4

Employee Retirement Benefit Plans (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2013	Jun. 30, 2012
Benefit Obligation and Fair Value of Plan Assets For Defined Benefit Retirement and Postretirement Plan

The following table provides a reconciliation of the change in projected benefit obligation and fair value of plan assets for the defined benefit retirement and other retirement plans:

At June 30,	Retirement Benefits		Other Post-Retirement Benefits
(in millions)	2012	2011	2012	2011
Accumulated Benefit Obligation	$283.0	$249.1	$5.3	$5.2

Change in Benefit Obligation
Benefit obligation at beginning of year	257.0	251.0	5.2	5.7
Company service cost	2.5	2.7	—	—
Interest cost	12.9	12.6	0.2	0.2
Multi employer plan obligation	35.8	—	—	—
Employee contributions	0.1	0.1	—	—
Plan amendments	—	—	—	—
Curtailments	—	—	—	—
Settlements	—	—	—	—
Special termination benefits	—	—	—	—
Divestitures	—	—	—	—
Business combinations	—	—	—	—
Benefits paid	(9.2)	(8.6)	(0.3)	(0.3)
Actual expenses	(0.1)	(0.1)	—	—
Actuarial (gain) loss	43.1	(20.5)	0.2	(0.4)
Exchange rate gain (loss)	(14.1)	19.8	—	—

Benefit obligation at end of year	328.0	257.0	5.3	5.2
Change in Plan Assets
Fair value of plan assets at beginning of year	182.9	154.7	—	—
Actual return on plan assets	15.3	16.8	—	—
Company contributions	8.4	9.5	0.4	0.3
Employee contributions	0.1	0.1	—	—
Settlements	—	—	—	—
Special company contributions to fund termination benefits	—		—	—
Divestitures	—	—	—	—
Business combinations	—	—	—	—
Benefits paid	(9.2)	(8.6)	(0.4)	(0.3)
Actual expenses	(0.1)	(0.1)	—	—
Exchange rate gain (loss)	(6.0)	10.5	—	—

Fair value of plan assets at end of year	191.4	182.9	—	—

Funded Status
Funded status at end of year	(136.6)	(74.1)	(5.3)	(5.2)
Employer contributions between measurement date and reporting date	—	—	—	—

Reconciliation of Net Amount Recognized In Consolidated Balance Sheets

The following table provides a reconciliation of the net amount recognized in the Consolidated Balance Sheets:

At June 30,	Retirement Benefits		Other Post-Retirement Benefits
(in millions)	2012	2011	2012	2011
Amounts Recognized in Statement of Financial Position
Noncurrent assets	$0.5	$0.6	$—	$—
Current liabilities	(1.0)	(0.9)	(0.5)	(0.5)
Noncurrent liabilities	(135.6)	(73.8)	(4.8)	(4.7)

Total asset/(liability)	(136.6)	(74.1)	(5.3)	(5.2)

Amounts Recognized in Accumulated Other Comprehensive Income
Transition (asset)/obligation	—	—	—	—
Prior service cost	0.2	0.2	—	—
Net (gain)/loss	42.4	5.1	(0.3)	(0.5)

Total accumulated other comprehensive income at the end of the year	42.6	5.3	(0.3)	(0.5)

Additional Information for Plan with ABO in Excess of Plan Assets
Projected benefit obligation	279.0	239.5	5.3	5.2
Accumulated benefit obligation	272.3	233.8	5.3	5.2
Fair value of plan assets	177.8	164.7	—	—

Additional Information for Plan with PBO in Excess of Plan Assets
Projected benefit obligation	279.0	239.5	5.3	5.2
Accumulated benefit obligation	272.3	233.8	5.3	5.2
Fair value of plan assets	177.8	164.7	—	—

Components of Net Periodic Benefit Cost
Service Cost	2.5	2.7	—	—
Interest Cost	12.9	12.6	0.2	0.2
Expected return on plan assets	(10.7)	(9.3)	—	—
Amortization of unrecognized:
Transition (asset)/obligation	—	—	—	—
Prior service cost	0.0	—	—	—
Net (gain)/loss	0.1	0.9	(0.0)	—

Ongoing periodic cost	4.8	6.9	0.2	0.2
Settlement/Curtailment Expense/(Income)	—	—	—	—

At June 30,	Retirement Benefits		Other Post-Retirement Benefits
(in millions)	2012	2011	2012	2011
Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income
Net (gain)/loss arising during the year	$38.5	$(28.0)	0.2	$(0.5)
Prior service cost (credit) during the year	—	—	—	—
Transition asset/(obligation) recognized during the year	—	—	—	—
Prior service cost recognized during the year	(0.0)	—	—	—
Net gain/(loss) recognized during the year	(0.1)	(0.9)	0.0	—
Exchange rate gain/(loss) recognized during the year	(1.1)	1.6	(0.0)	—

Total recognized in other comprehensive income	37.3	(27.3)	0.2	(0.5)
Total Recognized in Net Periodic Benefit Cost and Other Comprehensive Income
Total recognized in net periodic benefit cost and other comprehensive income	42.1	(20.4)	0.4	(0.2)
Estimated Amounts to be Amortized from Accumulated Other Comprehensive Income into Net Periodic Benefit Cost in Financial Year 2012
Amortization of:
Transition (asset)/obligation	—	—	—	—
Prior service cost/(credit)	0.0	—	—	—
Net (gain)/loss	0.9	0.1	—	—
Financial Assumptions Used to Determine Benefit Obligations at the Balance Sheet Date
Discount rate (%)	4.09%	5.21%	3.38%	4.49%
Rate of compensation increases (%)	2.51%	2.51%	N/A	N/A
Financial Assumptions Used to Determine Net Periodic Benefit Cost for Financial Year
Discount rate (%)	5.21%	4.81%	4.49%	4.33%
Rate of compensation increases (%)	2.51%	2.53%	N/A	N/A
Expected long-term rate of return (%)	5.96%	6.07%	N/A	N/A
Expected Future Contributions
Financial Year

At June 30,	Retirement Benefits		Other Post-Retirement Benefits
(in millions)	2012	2011	2012	2011
Expected Future Benefit Payments(1)
Financial Year
2013	9.4		0.5
2014	10.7		0.5
2015	9.7		0.5
2016	11.8		0.5
2017	10.8		0.4
2018-2022	70.0		1.9
Actual Asset Allocation (%)
Equities	29.7%	33.3%	—	—
Government Bonds	21.9%	19.6%	—	—
Corporate Bonds	23.9%	22.5%	—	—
Property	3.3%	3.4%	—	—
Insurance Contracts	11.3%	10.8%	—	—
Other	9.9%	10.4%	—	—
Total	100.0%	100.0%	—	—
Actual Asset Allocation (Amount)
Equities	56.8	60.7	—	—
Government Bonds	41.9	35.9	—	—
Corporate Bonds	45.7	41.1	—	—
Property	6.3	6.3	—	—
Insurance Contracts	21.6	19.7	—	—
Other	18.9	19.2	—	—
Total	191.4	182.9	—	—
Target Asset Allocation (%)
Equities	33.2%	32.9%	—	—
Government Bonds	21.4%	21.3%	—	—
Corporate Bonds	24.3%	23.7%	—	—
Property	3.6%	3.7%	—	—
Insurance Contracts	8.6%	8.3%	—	—
Other	8.9%	10.1%	—	—

(1)	The expected future cash payments schedule does not include the estimated $36.0 million of payments related to the multi-employer pension plan we withdrew from in fiscal 2012.

Summary Of Plan Assets Measured In Fair Value

The following table provides a summary of plan assets that are measured in fair value as of June 30, 2012, aggregated by the level in the fair value hierarchy within which those measurements fall:

	Total Assets	Level 1	Level 2	Level 3
Equity Securities	$56.9	$5.0	$51.9	$—
Debt Securities	87.8	26.5	61.3	—
Real Estate	6.3	—	0.9	5.4
Other	40.4	—	19.4	21.0
Total	$191.4	$31.5	$133.5	$26.4

The following table provides a summary of plan assets that are measured in fair value as of June 30, 2011, aggregated by the level in the fair value hierarchy within which those measurements fall:

	Total Assets	Level 1	Level 2	Level 3
Equity Securities	$60.7	$5.5	$55.2	$—
Debt Securities	77.0	23.9	53.1	—
Real Estate	6.3	—	0.9	5.4
Other	38.9	—	16.6	22.3

Total	$182.9	$29.4	$125.8	$27.7

Reconciliation of Beginning and Ending Balances Of Level 3 Assets

The following table provides a reconciliation of the beginning and ending balances of level 3 assets as well as the changes during the period attributable to assets held and those purchases, sales, settlements, contributions and benefits that were paid:

Total (Level 3)

Asset Category Allocations – June 30, 2012

Total (Level 3) All figures in US Dollars (in millions)	Fair Value Measurement Using Significant Unobservable Inputs Total (Level 3)	Fair Value Measurement Using Significant Unobservable Inputs Insurance Contracts	Fair Value Measurement Using Significant Unobservable Inputs Other
Beginning Balance at June 30, 2011	$27.7	$4.4	$23.3
Actual return on plan assets:
Relating to assets still held at the reporting date	(0.7)	0.8	(1.5)
Relating to assets sold during the period	—	—	—
Purchases, sales, settlements, contributions and benefits paid	(0.6)	(0.3)	(0.3)
Transfers in and/or out of Level 3	—	—	—

Ending Balance at June 30, 2012	$26.4	$4.9	$21.5

Assumed Healthcare Cost Trend Rates

Assets invested in fixed income securities and pooled fixed income portfolios are managed actively to pursue opportunities presented by changes in interest rates, credit ratings or maturity premiums.

At June 30, (actual dollar amounts)	Other Post-Retirement Benefits
	2012	2011
Assumed Healthcare Cost Trend Rates at the Balance Sheet Date
Healthcare cost trend rate – initial (%)
Pre 65	8.47%	7.77%
Post 65	7.70%	8.15%
Healthcare cost trend rate – ultimate (%)
Pre 65	4.77%	5.15%
Post 65	4.77%	5.15%
Year in which ultimate rates are reached
Pre 65	2020	2017
Post 65	2019	2018
Effect of 1% Change in Healthcare Cost Trend Rate
Healthcare cost trend rate up 1%
on APBO at balance sheet date	$278,178	$309,410
on total service and interest cost	11,853	14,243
Effect of 1% Change in Healthcare Cost Trend Rate
Healthcare cost trend rate down 1%
on APBO at balance sheet date	($248,870)	($273,544)

Components of Company's Net Periodic Benefit Costs

Components of the Company’s net periodic benefit costs are as follows:

	Nine Months Ended March 31,
(Dollars in millions)	2013	2012
Components of net periodic benefit cost:
Service cost	$2.2	$1.9
Interest cost	9.1	9.9
Expected return on plan assets	(7.4)	(8.1)
Amortization (1)	0.7	0.1

Net amount recognized	$4.6	$3.8

(1)	Amount represents the amortization of unrecognized actuarial gains/(losses).

Equity (Tables)	12 Months Ended
Jun. 30, 2012
Comprehensive Earnings/(loss)

Comprehensive earnings/(loss) for the fiscal years ended June 30, 2012, June 30, 2011 and June 30, 2010 consist of:

(in millions)	Fiscal Year Ended June 30, 2012	Fiscal Year Ended June 30, 2011	Fiscal Year Ended June 30, 2010
Net earnings/(loss) attributable to Catalent	$(40.4)	$(54.0)	$(289.6)
Other comprehensive income/(losses):
Foreign currency translation adjustments	(27.3)	62.4	(21.5)
Net change in minimum pension liability	(26.5)	18.7	(1.3)
Deferred compensation/(benefit)	0.1	0.9	(0.3)
Change in unrealized loss on derivatives	15.2	12.5	(29.9)
Other Comprehensive income/(loss)	(38.5)	94.5	(53.0)
Total comprehensive income/(loss) loss before noncontrolling interest	(78.9)	40.5	(342.6)
Comprehensive income/(loss) attributable to noncontrolling interest	(3.8)	5.3	(4.6)
Comprehensive income/(loss)	$(82.7)	$45.8	$(347.2)

Accumulated Other Comprehensive Earnings/(loss)

Accumulated other comprehensive earnings/(loss) for the fiscal years June 30, 2012, June 30, 2011 and June 30, 2010 consists of:

(in millions)	Foreign Currency Translation Adjustments	Unrealized Gains/(Losses) on Derivatives	Deferred Compensation	Pension Liability Adjustments	Other Comprehensive Income/(Loss)
Balance at June 30, 2009	$49.4	$(19.4)	$—	$(25.5)	$4.5
Activity, net of tax	(21.5)	(29.9)	(0.3)	(1.3)	(53.0)
Balance at June 30, 2010	27.9	(49.3)	(0.3)	(26.8)	(48.5)
Activity, net of tax	62.4	12.5	0.9	18.7	94.5
Balance at June 30, 2011	90.3	(36.8)	0.6	(8.1)	46.0
Activity, net of tax	(27.3)	15.2	0.1	(26.5)	(38.5)
Balance at June 30, 2012	$63.0	$(21.6)	$0.7	$(34.6)	$7.5

Equity-Based Compensation (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2013	Jun. 30, 2012
Weighted Average Of Assumptions Used In Estimating Fair Value Of Stock Options Granted

The weighted average of assumptions used in estimating the fair value of stock options granted during each year, along with the weighted-average grant-date fair values, were as follows.

Year Ended June 30,
	2012	2011	2010
Expected volatility	29% - 30%	29% - 30%	30% - 32%
Expected life (in years)	6.5 - 7.5	6.5 - 7.5	6.5 - 7.5
Risk-free interest rates	1.3% - 1.6%	2.7% - 3.2%	3.2% - 3.5%
Dividend yield	None	None	None

Stock Option Activity and Shares Outstanding

The activity of the equity-based compensation program for the nine months ended March 31, 2013 is presented below:

	Time Based Awards Number of Shares	Performance Based Awards Number of Shares	Market Based Awards Number of Shares
Balance at June 30, 2012	38,577	11,614	23,203
Granted	1,400	468	932
Exercised	(75)	—	—
Forfeited/Canceled	(1,414)	(478)	(1,006)

Balance at March 31, 2013	38,488	11,604	23,129

The following table summarizes stock option activity and shares outstanding for the years ended June 30, 2012, June 30, 2011 and June 30, 2010. The exercise price and aggregate intrinsic value are presented on an actual dollar value basis.

		Time			Performance			Market
	Weighted Average Exercise Price	Number of shares	WA Contractual Term	Aggregate Intrinsic Value	Number of shares	WA Contractual Term	Aggregate Intrinsic Value	Number of shares	WA Contractual Term	Aggregate Intrinsic Value
Outstanding as of June 30, 2010	$760.83	36,040	9.1	$3,143,730	11,416	9.4	$1,027,530	27,408	9.4	$2,466,540
Granted	$850.00	5,587	10.0	—	1,266	10.0	—	2,509	10.0	—
Exercised	—	—	—	—	—	—	—	—	—	—
Forfeited	$750.00	(4,886)	—	—	(2,130)	—	—	(9,060)	—	—
Expired / Cancelled	$902.19	(1,964)	—	—	(160)	—	—	—	—	—

Outstanding as of June 30, 2011	$772.00	34,777	8.3	$9,206,150	10,392	8.5	$2,922,760	20,857	8.5	$5,828,590
Granted	$1,134.13	5,830	10.0		1,951	10.0		3,877	10.0
Exercised	$—	—	—		—			—	—
Forfeited	$815.11	(1,308)	—		(558)			(1,531)	—
Expired / Cancelled	$649.27	(722)	—		(171)			—

Outstanding as of June 30, 2012	$827.45	38,577	7.6	$18,420,550	11,614	7.8	$5,664,200	23,203	7.8	$11,088,790
Expected to vest as of June 30, 2012	$816.29	35,392	7.5	$16,897,360	10,589	7.8	$5,175,030	18,723	7.7	$9,225,510
Vested and Exercisable as of June 30, 2012	$783.44	15,220	6.9	$7,757,850	3,880	7.4	$2,108,500	—		$—

Summary Non-vested RSU Activity

The following table summarizes non-vested RSU activity for the year ended June 30, 2012.

	RSU Units	Weighted Average Grant-Date Fair Value
Non-vested as of June 30, 2010	2,600	$750
Granted	0	$0
Vested	(600)	$750
Forfeited	0	$0
Non-vested as of June 30, 2011	2,000	$750
Granted	500	$1,040
Vested	(600)	$750
Forfeited	0	$0
Non-vested as of June 30, 2012	1,900	$826

Summary of Equity-Based Compensation Expense

The following table summarizes the impact of the equity-based compensation expense recorded in the Company’s Statement Operations:

	Nine Months Ended March 31,
(Dollars in millions)	2013	2012
Stock compensation expense in selling, general, and administrative	$2.2	$2.6

Commitments and Contingencies (Tables)	12 Months Ended
Jun. 30, 2012
Future Minimum Rental Payments For Operating Leases

The future minimum rental payments for operating leases having initial or remaining non-cancelable lease terms in excess of one year at June 30, 2012 are:

(in millions)	2013	2014	2015	2016	2017	Thereafter	Total
Minimum rental payments	$9.1	$5.4	$4.2	$2.4	$1.9	$3.7	$26.7

Segment Information (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2013	Jun. 30, 2012
Net Revenue and EBITDA

The following tables include net revenue and Segment EBITDA during the nine months ended March 31, 2013 and March 31, 2012:

	Nine Months Ended March 31,
(Dollars in millions)	2013	2012
Oral Technologies
Net revenue	$853.0	$897.2
Segment EBITDA	214.9	236.8
Medication Delivery Solutions
Net revenue	151.2	166.5
Segment EBITDA	17.1	18.8
Development and Clinical Services
Net revenue	298.1	167.0
Segment EBITDA	55.5	33.7
Inter-segment revenue elimination	(7.2)	(14.2)
Unallocated Costs (1)	(67.0)	(44.5)
Combined Total
Net revenue	1,295.1	1,216.5
EBITDA from continuing operations	$220.5	$244.8

(1)	Unallocated costs include restructuring and special items, equity-based compensation, impairment charges, certain other corporate directed costs, and other costs that are not allocated to the segments as follows:

	Nine Months Ended March 31,
(Dollars in millions)	2013	2012
Impairment charges and gain/(loss) on sale of assets	$(4.6)	$1.4
Equity compensation	(2.2)	(2.6)
Restructuring and other special items	(21.3)	(32.6)
Property and casualty losses	—	10.5
Sponsor advisory fee	(9.4)	(8.5)
Noncontrolling interest	—	(1.2)
Other income (expense) (2), net	(20.3)	3.1
Non-allocated corporate costs, net	(9.2)	(14.6)

Total unallocated costs	$(67.0)	$(44.5)

(2)	Primarily relates to realized and unrealized gains/(losses) related to foreign currency translation and expenses related to financing transactions during the period

The following tables include net revenue and EBITDA during the fiscal year ended June 30, 2012, June 30, 2011 and June 30, 2010:

(in millions)	Fiscal Year Ended June 30, 2012	Fiscal Year Ended June 30, 2011	Fiscal Year Ended June 30, 2010
Oral Technologies
Net revenue	$1,220.2	$1,159.0	$1,120.3
Segment EBITDA	334.6	308.4	274.3
Medication Delivery Solutions
Net revenue	223.9	238.6	234.7
Segment EBITDA	27.5	33.5	30.0
Development and Clinical Services
Net revenue	268.3	157.0	144.9
Segment EBITDA	53.0	30.1	23.5

Inter-segment revenue elimination	(17.6)	(22.8)	(19.5)
Unallocated Costs(1)	(84.8)	(100.3)	(267.1)

Combined Total
Net revenue	1,694.8	1,531.8	1,480.4
EBITDA from continuing operations	$330.3	$271.7	$60.7

(1)	Unallocated costs include U.S. GAAP restructuring and other items, equity-based compensation, impairment charges, certain other corporate directed costs, and other costs that are not allocated to the segments as follows:

(in millions)	Fiscal Year Ended June 30, 2012	Fiscal Year Ended June 30, 2011	Fiscal Year Ended June 30, 2010
Impairment charges and gain/(loss) on sale of assets	$(1.8)	$(3.6)	$(214.8)
Equity compensation	(3.7)	(3.9)	(2.6)
Restructuring and other items	(45.8)	(24.9)	(29.4)
Property and casualty losses	8.8	(11.6)	—
Sponsor advisory fee	(11.8)	(10.6)	(10.0)
Noncontrolling interest	(1.2)	(3.9)	(2.6)
Other income/(expense), net	3.8	(26.0)	7.3
Non-allocated corporate costs, net	(33.1)	(15.8)	(15.0)
Total unallocated costs	$(84.8)	$(100.3)	$(267.1)

Reconciliation of Earnings/(loss) from Continuing Operations to EBITDA

Provided below is a reconciliation of earnings/(loss) from continuing operations to EBITDA from continuing operations:

	Nine Months Ended March 31,
(Dollars in millions)	2013	2012
Earnings/(loss) from continuing operations	$(61.0)	$3.0
Depreciation and amortization	114.9	92.8
Interest expense, net	160.7	131.2
Income tax (benefit)/expense	5.9	19.0
Noncontrolling interest	—	(1.2)

EBITDA from continuing operations	$220.5	$244.8

Provided below is a reconciliation of earnings/(loss) from continuing operations to EBITDA:

(in millions)	Fiscal Year Ended June 30, 2012	Fiscal Year Ended June 30, 2011	Fiscal Year Ended June 30, 2010
Earnings/(loss) from continuing operations	$2.1	$(29.1)	$(237.3)
Depreciation and amortization	129.7	115.5	117.7
Interest expense, net	183.2	165.5	161.0
Income tax (benefit)/expense	16.5	23.7	21.9
Noncontrolling interest	(1.2)	(3.9)	(2.6)
EBITDA from continuing operations	$330.3	$271.7	$60.7

Total Assets For Each Segment and Reconciling In Consolidated Financial Statements

The following table includes total assets for each segment, as well as reconciling items necessary to total the amounts reported in the Consolidated Financial Statements:

(Dollars in millions)	March 31, 2013	June 30, 2012
Assets
Oral Technologies	$2,501.9	$2,589.6
Medication Delivery Solutions	281.4	251.7
Development and Clinical Services	638.5	671.5
Corporate and eliminations	(400.5)	(373.8)

Total assets	$3,021.3	$3,139.0

The following table includes total assets for each segment, as well as reconciling items necessary to total the amounts reported in the Consolidated Financial Statements:

(in millions)	June 30, 2012	June 30, 2011
Assets
Oral Technologies	$2,589.6	$2,604.4
Medication Delivery Solutions	251.7	267.4
Development and Clinical Services	671.5	162.8
Corporate and eliminations	(373.8)	(269.6)
Assets held for sale	—	66.2

Total assets	$3,139.0	$2,831.2

Representation Of Depreciation and Amortization Expense and Capital Expenditure In Consolidated Financial Statements

Depreciation and Amortization Expense

(in millions)	Fiscal Year Ended June 30, 2012	Fiscal Year Ended June 30, 2011	Fiscal Year Ended June 30, 2010
Oral Technologies	$82.5	$82.3	$82.3
Medication Delivery Solutions	20.7	18.8	19.5
Development and Clinical Services	17.1	6.9	6.6
Corporate	9.4	7.5	9.3

Total depreciation and amortization expense	$129.7	$115.5	$117.7

Capital Expenditures

(in millions)	Fiscal Year Ended June 30, 2012	Fiscal Year Ended June 30, 2011	Fiscal Year Ended June 30, 2010
Oral Technologies	$57.1	$43.4	$50.3
Medication Delivery Solutions	22.0	24.2	12.1
Development and Clinical Services	16.9	12.6	4.1
Corporate	8.2	7.1	4.0

Total capital expenditure	$104.2	$87.3	$70.5

Presentation Of Revenue and Long-lived Assets By Geographic Area

The following table presents revenue and long-lived assets by geographic area:

	Net Revenue			Long-Lived Assets
(in millions)	Fiscal Year Ended June 30, 2012	Fiscal Year Ended June 30, 2011	Fiscal Year Ended June 30, 2010	Fiscal Year Ended June 30, 2012	Fiscal Year Ended June 30, 2011
United States	$591.9	$497.6	$484.9	$789.2	$684.2
Europe	868.9	842.2	832.0	1,195.3	962.3
International Other	288.0	210.2	183.3	272.9	267.5
Eliminations	(54.0)	(18.2)	(19.8)	—	—

Total	$1,694.8	$1,531.8	$1,480.4	$2,257.4	$1,914.0

(1)	Long-lived assets include property and equipment, net of accumulated depreciation; intangible assets, net of accumulated amortization; and goodwill.

Supplemental Balance Sheet Information (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2013	Jun. 30, 2012
Work-in-Process and Finished Goods Inventories Include Raw Materials, Labor and Overhead

Supplementary balance sheet information at March 31, 2013 and June 30, 2012 , is detailed in the following tables.

(Dollars in millions)	March 31, 2013	June 30, 2012
Raw materials and supplies	$80.9	$69.8
Work-in-process	30.4	25.1
Finished goods	43.8	32.3

Total inventory, gross	155.1	127.2
Inventory reserves	(11.9)	(8.5)

Total inventory, net	$143.2	$118.7

Work-in-process and finished goods inventories include raw materials, labor and overhead. Total inventories consisted of the following:

(in millions)	June 30, 2012	June 30, 2011
Raw materials and supplies	$69.8	$69.4
Work-in-process	25.1	24.5
Finished goods	32.3	46.7

Total inventory, gross	127.2	140.6
Inventory reserves	(8.5)	(9.8)

Total inventory, net	$118.7	$130.8

Prepaid and Other Assets

Prepaid and other assets consist of the following:

(Dollars in millions)	March 31, 2013	June 30, 2012
Prepaid expenses	$11.9	$24.2
Spare parts supplies	11.8	11.7
Deferred taxes	18.2	18.6
Other current assets	42.5	54.2

Total prepaid and other assets	$84.4	$108.7

Prepaid and other assets consist of the following:

(in millions)	June 30, 2012	June 30, 2011
Prepaid expenses	$24.2	$16.4
Spare parts supplies	11.7	10.7
Deferred taxes	18.6	20.0
Other current assets	54.2	46.4

Total prepaid and other assets	$108.7	$93.5

Property and Equipment

Property and equipment consists of the following:

(Dollars in millions)	March 31, 2013	June 30, 2012
Land, buildings and improvements	$550.6	$527.3
Machinery and equipment	619.0	586.2
Furniture and fixtures	9.6	8.5
Construction in progress	69.9	54.2

Property and equipment, at cost	1,249.1	1,176.2
Accumulated depreciation	(442.1)	(366.5)

Property and equipment, net	$807.0	$809.7

Property and equipment consist of the following:

(in millions)	June 30, 2012	June 30, 2011
Land, buildings and improvements	$527.3	$420.4
Machinery and equipment	586.2	547.0
Furniture and fixtures	8.5	9.3
Construction in progress	54.2	50.9

Property and equipment, at cost	1,176.2	1,027.6
Accumulated depreciation	(366.5)	(306.3)

Property and equipment, net	$809.7	$721.3

Other Assets Non Current	Other assets consist of the following:

(Dollars in millions)	March 31, 2013	June 30, 2012
Deferred long term debt financing costs	$21.0	$22.6
Other	20.6	19.2

Total other assets	$41.6	$41.8

Other assets consist of the following:

(in millions)	June 30, 2012	June 30, 2011
Deferred long term debt financing costs	$22.6	$29.9
Other	19.2	14.8

Total other assets	$41.8	$44.7

Other Accrued Liabilities

Other accrued liabilities consist of the following:

(Dollars in millions)	March 31, 2013	June 30, 2012
Accrued employee-related expenses	$65.7	$86.8
Restructuring accrual	8.3	9.8
Deferred income tax	1.6	1.6
Accrued interest	39.8	18.3
Interest rate swaps	1.3	23.2
Deferred revenue and fees	32.1	25.4
Accrued income tax	23.7	31.4
Other accrued liabilities and expenses	48.1	65.4

Total other accrued liabilities	$220.6	$261.9

Other accrued liabilities consist of the following:

(in millions)	June 30, 2012	June 30, 2011
Accrued employee-related expenses	$86.8	$81.9
Restructuring accrual	9.8	8.0
Deferred income tax	1.6	0.7
Accrued interest	18.3	19.5
Interest rate swaps	23.2	23.5
Deferred revenue and fees	25.4	15.5
Accrued income tax	31.4	22.3
Other accrued liabilities and expenses	65.4	50.2

Total other accrued liabilities	$261.9	$221.6

Trade Receivables Allowance For Doubtful Accounts

Trade receivables Allowance for Doubtful Accounts activity as follows:

(in millions)	June 30, 2012	June 30, 2011	June 30, 2010
Trade receivables allowance for doubtful accounts
Beginning Balance	$4.3	$2.8	$2.9
Charged to Cost and Expenses	0.5	1.4	0.9
Deductions and other	(0.3)	(0.1)	(1.0)
Impact of Foreign Exchange	(0.3)	0.2	—

Closing Balance	$4.2	$4.3	$2.8

Inventory Reserve

Inventories reserve activity as follows:

(in millions)	June 30, 2012	June 30, 2011	June 30, 2010
Inventory reserve
Beginning Balance	$9.8	$14.6	$16.0
Charged to Cost and Expenses	9.1	8.9	13.9
Deductions	(9.6)	(15.2)	(14.4)
Impact of Foreign Exchange	(0.8)	1.5	(0.9)

Closing Balance	$8.5	$9.8	$14.6

Discontinued Operations (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2013	Jun. 30, 2012
Summarized Consolidated Statements of Operations Data for Discontinued Operations

Summarized Consolidated Statements of Operations data for discontinued operations are as follows:

	Nine Months Ended March 31,
(Dollars in millions)	2013	2012
Net revenue	$—	$76.6
Earnings/(loss) before income taxes	(4.9)	(4.0)
Income tax (benefit)/expense	—	—
Earnings/(loss) from discontinued operations, net of tax	$(4.9)	$(4.0)

Summarized consolidated statements of operations data for these discontinued operations are as follows:

	Fiscal Year Ended June 30,
(in millions)	2012	2011	2010
Net revenue	$94.3	$188.9	$258.4

Earnings /(loss) before income taxes	(41.2)	(20.1)	(50.1)
Income tax (benefit)/expense	0.1	0.9	(0.4)

Earnings/ (loss) from discontinued operations, net of tax	$(41.3)	$(21.0)	$(49.7)

Summary Of Balance Sheet Data For Discontinued Operations

Summarized balance sheet data for these discontinued operations is as follows:

(in millions)	June 30, 2012	June 30, 2011
Assets held for sale
Working capital and other assets	—	28.0
Property, Plant and Equipment, net	—	38.2

Total assets held for sale	—	66.2

Liabilities held for sale
Current liabilities	—	11.3
Other liabilities	—	0.3

Total liabilities held for sale	—	11.6

Guarantor and Non Guarantor Financial Statements (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2013	Jun. 30, 2012
Schedule of Consolidated Statements of Operations

Catalent Pharma Solutions, Inc. and Subsidiaries

Consolidated Statements of Operations

For the Nine Months Ended March 31, 2013

(Unaudited; Dollars in millions)

	Issuer	Guarantor	Non- Guarantor	Eliminations	Consolidated
Net revenue	$—	$482.5	$827.2	$(14.6)	$1,295.1
Cost of products sold	—	293.2	621.6	(14.6)	900.2

Gross margin	—	189.3	205.6	—	394.9
Selling, general, and administrative expenses	2.2	168.1	81.4	—	251.7
Impairment charges and (gain)/loss on sale of assets	—	3.0	1.6	—	4.6
Restructuring and other	—	4.1	8.6	—	12.7
Property and casualty (gain)/losses, net	—	—	—	—	—

Operating earnings/(loss)	(2.2)	14.1	114.0	—	125.9
Interest expense, net	139.1	0.7	20.9	—	160.7
Other (income)/expense, net	(76.6)	(86.1)	66.2	116.8	20.3

Earnings/(loss) from continuing operations before income taxes	(64.7)	99.5	26.9	(116.8)	(55.1)
Income tax (benefit)/expense	1.2	5.2	(0.5)	—	5.9

Earnings/(loss) from continuing operations	(65.9)	94.3	27.4	(116.8)	(61.0)
Earnings/(loss) from discontinued operations, net of tax	—	(4.9)	—	—	(4.9)

Net earnings/(loss)	(65.9)	89.4	27.4	(116.8)	(65.9)
Net earnings/(loss) attributable to noncontrolling interest, net of tax	—	—	—	—	—

Net earnings/(loss) attributable to Catalent	(65.9)	89.4	27.4	(116.8)	(65.9)

Other comprehensive income/(loss) attributable to Catalent, net of tax	(3.7)	0.8	(3.2)	2.4	(3.7)

Comprehensive income/(loss) attributable to Catalent	$(69.6)	$90.2	$24.2	$(114.4)	$(69.6)

Catalent Pharma Solutions, Inc. and Subsidiaries

Consolidated Statements of Operations

For the Nine Months Ended March 31, 2012

(Unaudited; Dollars in millions)

	Issuer	Guarantor	Non- Guarantor	Eliminations	Consolidated
Net revenue	$—	$406.8	$823.8	$(14.1)	$1,216.5
Cost of products sold	—	230.6	606.9	(14.1)	823.4

Gross margin	—	176.2	216.9	—	393.1
Selling, general, and administrative expenses	3.0	159.3	80.0	—	242.3
Impairment charges and (gain)/loss on sale of assets	—	(0.5)	(0.9)	—	(1.4)
Restructuring and other	—	2.9	9.7	—	12.6
Property and casualty losses	—	—	(10.5)	—	(10.5)

Operating earnings/(loss)	(3.0)	14.5	138.6	—	150.1
Interest expense, net	115.6	0.2	15.4	—	131.2
Other (income)/expense, net	(114.4)	(58.5)	24.7	145.1	(3.1)

Earnings/(loss) from continuing operations before income taxes	(4.2)	72.8	98.5	(145.1)	22.0
Income tax (benefit)/expense	(2.0)	4.3	16.7	—	19.0

Earnings/(loss) from continuing operations	(2.2)	68.5	81.8	(145.1)	3.0
Loss from discontinued operations	—	(3.9)	(0.1)	—	(4.0)

Net earnings/(loss)	(2.2)	64.6	81.7	(145.1)	(1.0)
Net earnings/(loss) attributable to noncontrolling interest	—	—	1.2	—	1.2

Net earnings/(loss) attributable to Catalent	(2.2)	64.6	80.5	(145.1)	(2.2)

Other comprehensive income/(loss) attributable to Catalent, net of tax	7.0	0.2	(45.8)	45.6	7.0

Comprehensive income/(loss) attributable to Catalent	$4.8	$64.8	$34.7	$(99.5)	$4.8

Catalent Pharma Solutions, Inc. and Subsidiaries

Consolidating Statements of Operations

For the Year Ended June 30, 2012

(In millions)

	Issuer	Guarantor	Non- Guarantor	Eliminations	Consolidated
Net revenue	$—	$591.9	$1,127.4	$(24.5)	$1,694.8
Cost of products sold	—	337.6	823.1	(24.5)	1,136.2

Gross Margin	—	254.3	304.3	—	558.6
Selling, general and administrative expenses	3.7	231.7	112.7	—	348.1
Impairment charges and (gain)/loss on sale of assets	—	(0.3)	2.1	—	1.8
Restructuring and other	—	1.8	17.7	—	19.5
Property and casualty losses	—	—	(8.8)	—	(8.8)

Operating earnings/(loss)	(3.7)	21.0	180.7	—	198.0
Interest expense, net	181.9	0.7	0.6	—	183.2
Other (income)/expense, net	(142.2)	(123.8)	(260.0)	522.2	(3.8)

Earnings/(loss) from continuing operations before income taxes	(43.4)	144.1	440.1	(522.2)	18.6
Income tax (benefit)/expense	(3.0)	5.7	13.8	—	16.5

Earnings/(loss) from continuing operations	(40.4)	138.4	426.3	(522.2)	2.1
Loss from discontinued operations	—	(40.0)	(1.3)	—	(41.3)

Net earnings/(loss)	(40.4)	98.4	425.0	(522.2)	(39.2)
Net earnings/(loss) attributable to noncontrolling interest	—	—	1.2	—	1.2

Net earnings/(loss) attributable to Catalent	$(40.4)	$98.4	$423.8	$(522.2)	$(40.4)

Catalent Pharma Solutions, Inc. and Subsidiaries

Consolidating Statements of Operations

For the Year Ended June 30, 2011

(In millions)

	Issuer	Guarantor	Non- Guarantor	Eliminations	Consolidated
Net revenue	$—	$490.9	$1,058.3	$(17.4)	$1,531.8
Cost of products sold	—	279.2	767.9	(17.4)	1,029.7

Gross Margin	—	211.7	290.4	—	502.1
Selling, general and administrative expenses	3.9	167.9	116.5	—	288.3
Impairment charges and (gain)/loss on sale of assets	0.2	3.4	—	—	3.6
Restructuring and other	—	4.8	7.7	—	12.5
Property and casualty losses	—	0.3	11.3	—	11.6

Operating earnings/(loss)	(4.1)	35.3	154.9	—	186.1
Interest expense, net	161.0	2.2	2.3	—	165.5
Other (income)/expense, net	(108.4)	(462.4)	72.7	524.1	26.0

Earnings/(loss) from continuing operations before income taxes	(56.7)	495.5	79.9	(524.1)	(5.4)
Income tax (benefit)/expense	(3.2)	3.5	23.4	—	23.7

Earnings/(loss) from continuing operations	(53.5)	492.0	56.5	(524.1)	(29.1)
Earnings/(loss) from discontinued operations	(0.5)	8.1	(28.6)	—	(21.0)

Net earnings/(loss)	(54.0)	500.1	27.9	(524.1)	(50.1)
Net earnings/(loss) attributable to noncontrolling interest	—	—	3.9	—	3.9

Net earnings/(loss) attributable to Catalent	$(54.0)	$500.1	$24.0	$(524.1)	$(54.0)

Catalent Pharma Solutions, Inc. and Subsidiaries

Consolidating Statements of Operations

For the Year Ended June 30, 2010

(In millions)

	Issuer	Guarantor	Non- Guarantor	Eliminations	Consolidated
Net revenue	$—	$444.2	$1,031.6	$4.6	$1,480.4
Cost of products sold	—	259.3	775.4	4.8	1,039.5

Gross Margin	—	184.9	256.2	(0.2)	440.9
Selling, general and administrative expenses	2.6	156.4	111.1	—	270.1
Impairment charges and (gain)/loss on sale of assets	20.0	180.3	14.5	—	214.8
Restructuring and other	—	4.3	13.4	—	17.7
Operating earnings/(loss)	(22.6)	(156.1)	117.2	(0.2)	(61.7)

Interest expense, net	157.0	0.4	3.6	—	161.0
Other (income)/expense, net	101.7	(138.2)	(196.5)	225.7	(7.3)

Earnings/(loss) from continuing operations before income taxes	(281.3)	(18.3)	310.1	(225.9)	(215.4)
Income tax (benefit)/expense	8.3	7.7	5.9	—	21.9

Earnings/(loss) from continuing operations	(289.6)	(26.0)	304.2	(225.9)	(237.3)
Earnings/(loss) from discontinued operations	—	(45.9)	(7.5)	3.7	(49.7)

Net earnings/(loss)	(289.6)	(71.9)	296.7	(222.2)	(287.0)
Net earnings/(loss) attributable to noncontrolling interest	—	—	2.6	—	2.6

Net earnings/(loss) attributable to Catalent	$(289.6)	$(71.9)	$294.1	$(222.2)	$(289.6)

Schedule of Consolidating Balance Sheet

Catalent Pharma Solutions, Inc. and Subsidiaries

Consolidating Balance Sheet

March 31, 2013

(Unaudited; Dollars in millions)

	Issuer	Guarantor	Non- Guarantor	Eliminations	Consolidated
Assets
Current Assets:
Cash and equivalents	$1.4	$13.3	$72.8	$—	$87.5
Trade receivables, net	—	121.6	194.9	—	316.5
Intercompany receivables	368.9	9.7	183.5	(562.1)	—
Inventories	—	31.5	111.7	—	143.2
Prepaid expenses and other	4.7	32.6	47.1	—	84.4

Total current assets	375.0	208.7	610.0	(562.1)	631.6
Property and equipment, net	—	365.0	442.0	—	807.0
Goodwill	—	332.0	691.1	—	1,023.1
Other intangibles, net	—	95.2	286.2	—	381.4
Investment in subsidiaries	2,896.1	—	—	(2,893.4)	2.7
Deferred income taxes asset	4.0	68.0	64.6	—	136.6
Other assets	21.0	15.3	2.6	—	38.9

Total assets	$3,296.1	$1,084.2	$2,096.5	$(3,455.5)	$3,021.3

Liabilities and Shareholder’s Deficit
Current Liabilities:
Current portion of long-term obligations & other short-term borrowings	$18.2	$1.5	$9.9	$—	$29.6
Accounts payable	—	42.8	96.0	—	138.8
Intercompany accounts payable	1,164.4	—	47.0	(1,211.4)	—
Other accrued liabilities	38.1	77.4	105.1	—	220.6

Total current liabilities	1,220.7	121.7	258.0	(1,211.4)	389.0
Long-term obligations, less current portion	2,579.4	25.4	40.8	—	2,645.6
Intercompany long-term debt	(110.7)	2.4	633.4	(525.1)	—
Pension liability	—	60.1	82.7	—	142.8
Deferred income taxes liability	11.6	112.0	88.2	—	211.8
Other liabilities	—	28.6	20.9	—	49.5
Shareholder’s Deficit:
Total Catalent shareholder’s deficit	(404.9)	734.0	972.5	(1,719.0)	(417.4)
Noncontrolling interest	—	—	—	—	—

Total shareholder’s deficit	(404.9)	734.0	972.5	(1,719.0)	(417.4)

Total liabilities and shareholder’s deficit	$3,296.1	$1,084.2	$2,096.5	$(3,455.5)	$3,021.3

Catalent Pharma Solutions, Inc. and Subsidiaries

Consolidating Balance Sheet

June 30, 2012

(Dollars in millions)

	Issuer	Guarantor	Non- Guarantor	Eliminations	Consolidated
Assets
Current Assets:
Cash and equivalents	$2.7	$49.5	$86.8	$—	$139.0
Trade receivables, net	—	112.4	225.9	—	338.3
Intercompany receivables	(406.6)	1,070.5	784.7	(1,448.6)	—
Inventories	—	24.0	94.7	—	118.7
Prepaid expenses and other	19.1	32.6	57.0	—	108.7

Total current assets	(384.8)	1,289.0	1,249.1	(1,448.6)	704.7
Property and equipment, net	—	353.8	455.9	—	809.7
Goodwill	—	331.4	698.5	—	1,029.9
Other intangibles, net	—	104.1	313.6	—	417.7
Investment in subsidiaries	3,632.1	—	—	(3,630.5)	1.6
Deferred income taxes asset	4.0	68.0	63.2	—	135.2
Other assets	22.7	15.3	2.2	—	40.2

Total assets	$3,274.0	$2,161.6	$2,782.5	$(5,079.1)	$3,139.0

Liabilities and Shareholder’s Deficit
Current Liabilities:
Current portion of long-term obligations & other short-term borrowings	$17.8	$7.7	$17.7	$—	$43.2
Accounts payable	—	42.6	91.6	—	134.2
Intercompany accounts payable	1,080.4	—	79.0	(1,159.4)	—
Other accrued liabilities	49.4	95.7	116.8	—	261.9

Total current liabilities	1,147.6	146.0	305.1	(1,159.4)	439.3
Long-term obligations, less current portion	2,574.1	20.9	45.3	—	2,640.3
Intercompany long-term debt	(106.5)	2.4	391.7	(287.6)	—
Pension liability	—	55.7	84.6	—	140.3
Deferred income taxes liability	9.5	107.5	102.9	—	219.9
Other liabilities	—	29.5	20.4	—	49.9
Shareholder’s Deficit:
Total Catalent shareholder’s deficit	(350.7)	1,799.6	1,832.5	(3,632.1)	(350.7)
Noncontrolling interest	—	—	—	—	—

Total shareholder’s deficit	(350.7)	1,799.6	1,832.5	(3,632.1)	(350.7)

Total liabilities and shareholder’s deficit	$3,274.0	$2,161.6	$2,782.5	$(5,079.1)	$3,139.0

Catalent Pharma Solutions, Inc. and Subsidiaries

Consolidating Balance Sheet

June 30, 2012

(In millions)

	Issuer	Guarantor	Non- Guarantor	Eliminations	Consolidated
Assets
Current Assets
Cash and equivalents	$2.7	$49.5	$86.8	$—	$139.0
Trade receivables, net	—	112.4	225.9	—	338.3
Intercompany receivables	(406.6)	1,070.5	784.7	(1,448.6)	—
Inventories	—	24.0	94.7	—	118.7
Prepaid expenses and other	19.1	32.6	57.0	—	108.7

Total current assets	(384.8)	1,289.0	1,249.1	(1,448.6)	704.7
Property and equipment, net	—	353.8	455.9	—	809.7
Goodwill	—	331.4	698.5	—	1,029.9
Other intangibles, net	—	104.1	313.6	—	417.7
Investment in subsidiaries	3,632.1	—	—	(3,630.5)	1.6
Deferred income taxes asset	4.0	68.0	63.2	—	135.2
Other assets	22.7	15.3	2.2	—	40.2

Total assets	$3,274.0	$2,161.6	$2,782.5	$(5,079.1)	$3,139.0

Liabilities and Shareholder’s Deficit
Current Liabilities
Current portion of long-term obligations & other short-term borrowings	$17.8	$7.7	$17.7	$—	$43.2
Accounts payable	—	42.6	91.6	—	134.2
Intercompany accounts payable	1,080.4	—	79.0	(1,159.4)	—
Other accrued liabilities	49.4	95.7	116.8	—	261.9

Total current liabilities	1,147.6	146.0	305.1	(1,159.4)	439.3
Long-term obligations, less current portion	2,574.1	20.9	45.3	—	2,640.3
Intercompany long-term debt	(106.5)	2.4	391.7	(287.6)	—
Pension liability	—	55.7	84.6	—	140.3
Deferred income taxes liability	9.5	107.5	102.9	—	219.9
Other liabilities	—	29.5	20.4	—	49.9
Shareholder’s Deficit:
Total Catalent shareholder’s deficit	(350.7)	1,799.6	1,832.5	(3,632.1)	(350.7)
Noncontrolling interest	—	—	—	—	—

Total shareholder’s deficit	(350.7)	1,799.6	1,832.5	(3,632.1)	(350.7)

Total liabilities and shareholder’s deficit	$3,274.0	$2,161.6	$2,782.5	$(5,079.1)	$3,139.0

Catalent Pharma Solutions, Inc. and Subsidiaries

Consolidating Balance Sheet

June 30, 2011

(In millions)

	Issuer	Guarantor	Non- Guarantor	Eliminations	Consolidated
Assets
Current Assets
Cash and equivalents	$3.6	$33.4	$168.1	$—	$205.1
Trade receivables, net	—	71.3	190.8	—	262.1
Intercompany receivables	70.3	712.9	908.6	(1,691.8)	—
Inventories	—	23.1	107.7	—	130.8
Prepaid expenses and other	20.5	24.4	48.6	—	93.5
Assets held for sale	—	66.2	—	—	66.2

Total current assets	94.4	931.3	1,423.8	(1,691.8)	757.7

Property and equipment, net	—	283.1	438.2	—	721.3
Goodwill	—	308.1	597.9	—	906.0
Other intangibles, net	—	91.6	195.1	—	286.7
Investment in subsidiaries	3,323.3	—	—	(3,321.9)	1.4
Deferred income taxes asset	22.3	68.1	24.4	—	114.8
Other assets	31.4	8.5	4.9	(1.5)	43.3

Total assets	$3,471.4	$1,690.7	$2,684.3	$(5,015.2)	$2,831.2

Liabilities and Shareholder’s Deficit
Current Liabilities
Current portion of long-term obligations & other short-term borrowings	$14.4	1.6	$12.6	$—	$28.6
Accounts payable	—	28.0	95.7	—	123.7
Intercompany accounts payable	1,206.7	—	—	(1,206.7)	—
Other accrued liabilities	49.1	72.8	99.7	—	221.6
Liabilities held for sale	—	11.6	—	—	11.6

Total current liabilities	1,270.2	114.0	208.0	(1,206.7)	385.5

Long-term obligations, less current portion	2,300.1	8.1	9.8	—	2,318.0
Intercompany long-term debt	69.2	1.7	414.3	(485.2)	—
Pension liability	—	17.0	61.5	—	78.5
Deferred income taxes liability	27.1	102.9	62.7	—	192.7
Other liabilities	18.5	22.5	25.4	—	66.4
Shareholder’s Deficit:		—			—
Total Catalent shareholder’s deficit	(213.7)	1,424.5	1,898.8	(3,323.3)	(213.7)
Noncontrolling interest	—	—	3.8	—	3.8

Total shareholder’s deficit	(213.7)	1,424.5	1,902.6	(3,323.3)	(209.9)

Total liabilities and shareholder’s deficit	$3,471.4	$1,690.7	$2,684.3	$(5,015.2)	$2,831.2

Schedule of Consolidating Statements of Cash Flows

Catalent Pharma Solutions, Inc. and Subsidiaries

Consolidating Statements of Cash Flows

For the Nine Months Ended March 31, 2013

(Unaudited; Dollars in millions)

	Issuer	Guarantor Subsidiaries	Non- Guarantor	Eliminations	Consolidated
CASH FLOWS FROM OPERATING ACTIVITIES:
Net cash provided by/(used in) operating activities from continuing operations	$(145.9)	$119.1	$111.2	—	$84.4
Net cash provided by/(used in) operating activities from discontinued operations	—	(1.2)	—	—	(1.2)

Net cash provided by/(used in) operating activities	(145.9)	117.9	111.2	—	83.2

CASH FLOWS FROM INVESTING ACTIVITIES:
Acquisition of property, equipment and other productive assets	—	(53.7)	(31.1)	—	(84.8)
Proceeds from sale of property and equipment	—	0.2	0.1	—	0.3

Net cash provided by/(used in) investing activities from continuing operations	—	(53.5)	(31.0)	—	(84.5)
Net cash provided by/(used in) investing activities from discontinued operations	—	—	—	—	—

Net cash provided by/(used in) investing activities	—	(53.5)	(31.0)	—	(84.5)

CASH FLOWS FROM FINANCING ACTIVITIES:
Intercompany	174.8	(93.5)	(81.3)	—	—
Net change in short-term borrowings	—	(5.3)	(4.2)	—	(9.5)
Proceeds from Borrowing, net	399.3	—	—	—	399.3
Payments related to long-term obligations	(422.6)	(1.8)	(9.9)	—	(434.3)
Reclassification of call premium payment	(7.6)	—	—	—	(7.6)
Equity contribution/(redemption)	0.7	—	—	—	0.7

Net cash (used in)/provided by financing activities from continuing operations	144.6	(100.6)	(95.4)	—	(51.4)
Net cash (used in)/provided by financing activities from discontinued operations	—	—	—	—	—

Net cash (used in)/provided by financing activities	144.6	(100.6)	(95.4)	—	(51.4)

Effect of foreign currency on cash	—	—	1.2	—	1.2
NET INCREASE/(DECREASE) IN CASH AND EQUIVALENTS	(1.3)	(36.2)	(14.0)	—	(51.5)
CASH AND EQUIVALENTS AT BEGINNING OF PERIOD	2.7	49.5	86.8	—	139.0

CASH AND EQUIVALENTS AT END OF PERIOD	$1.4	$13.3	$72.8	$—	$87.5

Catalent Pharma Solutions, Inc. and Subsidiaries

Consolidating Statements of Cash Flows

For the Nine Months Ended March 31, 2012

(Unaudited; Dollars in millions)

	Issuer	Guarantor Subsidiaries	Non- Guarantor	Eliminations	Consolidated
CASH FLOWS FROM OPERATING ACTIVITIES:
Net cash provided by/(used in) operating activities from continuing operations	$(99.3)	$99.3	$81.9	$—	$81.9
Net cash provided by/(used in) operating activities from discontinued operations	—	4.1	(0.2)	—	3.9

Net cash provided by/(used in) operating activities	(99.3)	103.4	81.7	—	85.8

CASH FLOWS FROM INVESTING ACTIVITIES:
Acquisition of property and equipment and other productive assets	—	(23.5)	(44.1)	—	(67.6)
Proceeds from sale of property and equipment	—	1.3	0.7	—	2.0
Proceeds from insurance related to long lived assets	—	—	21.3	—	21.3
Payment for acquisitions, net of cash	(459.2)	—	—	—	(459.2)

Net cash provided by/(used in) investing activities from continuing operations	(459.2)	(22.2)	(22.1)	—	(503.5)
Net cash provided by/(used in) investing activities from discontinued operations	—	(3.9)	—	—	(3.9)

Net cash provided by/(used in) investing activities	(459.2)	(26.1)	(22.1)	—	(507.4)

CASH FLOWS FROM FINANCING ACTIVITIES:
Intercompany	187.6	(95.9)	(91.7)	—	—
Net change in short-term borrowings	—	(1.3)	—	—	(1.3)
Payments related to revolver credit facility fees	(1.6)	—	—	—	(1.6)
Proceeds from Borrowing, net	386.8	—	—	—	386.8
Repayments of long-term obligations	(12.3)	—	(11.3)	—	(23.6)
Equity contribution (redemption)	1.1	—	—	—	1.1

Net cash (used in)/provided by financing activities from continuing operations	561.6	(97.2)	(103.0)	—	361.4
Net cash (used in)/provided by financing activities from discontinued operations	—	—	—	—	—

Net cash provided by/(used in) financing activities	561.6	(97.2)	(103.0)	—	361.4

Effect of foreign currency on cash	—	—	(9.0)	—	(9.0)
NET INCREASE/(DECREASE) IN CASH AND EQUIVALENTS	3.1	(19.9)	(52.4)	—	(69.2)
CASH AND EQUIVALENTS AT BEGINNING OF PERIOD	3.6	33.4	168.1	—	205.1

CASH AND EQUIVALENTS AT END OF PERIOD	$6.7	$13.5	$115.7	$—	$135.9

Catalent Pharma Solutions, Inc. and Subsidiaries

Consolidated Statements of Cash Flows

For the Year Ended June 30, 2012

(in millions)

	Issuer	Guarantor Subsidiaries	Non- Guarantor	Eliminations	Consolidated
CASH FLOWS FROM OPERATING ACTIVITIES:
Net cash provided by /(used in) operating activities from continuing operations	$(531.2)	$163.0	$455.9	$—	$87.7
Net cash provided by/(used in) operating activities from discontinued operations	—	0.2	—	—	0.2

Net cash provided by/(used in) operating activities	(531.2)	163.2	455.9	—	87.9

CASH FLOWS FROM INVESTING ACTIVITIES:
Acquisition of property, equipment and other productive assets	—	(42.3)	(61.9)	—	(104.2)
Proceeds from sale of property and equipment	—	1.3	0.9	—	2.2
Proceeds from insurance related to long lived assets	—	—	21.3	—	21.3
Payment for acquisitions, net of cash	(457.5)	—	—	—	(457.5)

Net cash provided by/(used in) investing activities from continuing operations	(457.5)	(41.0)	(39.7)	—	(538.2)
Net cash provided by/(used in) investing activities from discontinued operations	—	43.7	—	—	43.7

Net cash provided by/(used in) investing activities	(457.5)	2.7	(39.7)	—	(494.5)

CASH FLOWS FROM FINANCING ACTIVITIES:
Intercompany	618.6	(147.7)	(470.9)	—	—
Change in short-term borrowings	—	—	(2.9)	—	(2.9)
Payments related to revolver credit facility	(1.6)	—	—	—	(1.6)
Proceeds from Borrowing on term loan	393.3	—	—	—	393.3
Repayments of long-term obligations	(23.6)	(2.1)	(11.3)	—	(37.0)
Equity contribution/(redemption)	1.1	—	—	—	1.1

Net cash (used in)/ provided by financing activities from continuing operations	987.8	(149.8)	(485.1)	—	352.9
Net cash (used in)/provided by financing activities from discontinued operations	—	—	—	—	—

Net cash (used in)/provided by financing activities	987.8	(149.8)	(485.1)	—	352.9

Effect of foreign currency on cash	—	—	(12.4)	—	(12.4)

NET INCREASE/(DECREASE) IN CASH AND EQUIVALENTS	(0.9)	16.1	(81.3)	—	(66.1)
CASH AND EQUIVALENTS AT BEGINNING OF PERIOD	3.6	33.4	168.1	—	205.1

CASH AND EQUIVALENTS AT END OF PERIOD	$2.7	$49.5	$86.8	$—	$139.0

Catalent Pharma Solutions, Inc. and Subsidiaries

Consolidated Statements of Cash Flows

For the Year Ended June 30, 2011

(in millions)

	Issuer	Guarantor Subsidiaries	Non- Guarantor	Eliminations	Consolidated
CASH FLOWS FROM OPERATING ACTIVITIES:
Net cash provided by / (used in) operating activities from continuing operations	$(557.5)	$539.7	$129.4	$—	$111.6
Net cash provided by/(used in) operating activities from discontinued operations	—	3.8	(15.7)		(11.9)

Net cash provided by / (used in) operating activities	(557.5)	543.5	113.7	—	99.7

CASH FLOWS FROM INVESTING ACTIVITIES:
Acquisition of property and equipment and other productive assets	—	(32.8)	(54.5)	—	(87.3)
Proceeds from sale of property and equipment	—	0.1	3.9	—	4.0

Net cash provided by/(used in) investing activities from continuing operations	—	(32.7)	(50.6)	—	(83.3)
Net cash provided by/(used in) investing activities from discontinued operations	—	6.8	26.1		32.9

Net cash provided by/(used in) investing activities	—	(25.9)	(24.5)	—	(50.4)

CASH FLOWS FROM FINANCING ACTIVITIES:
Intercompany	464.1	(515.9)	51.8	—	—
Net change in short-term borrowings	(4.5)	—	1.2		(3.3)
Repayments of long-term obligations	(14.2)	(0.1)	(9.8)	—	(24.1)
Distribution to noncontrolling interest holder	—	—	(2.6)	—	(2.6)
Equity contribution (redemption)	3.9	—	—	—	3.9

Net cash (used in)/ provided by financing activities from continuing operations	449.3	(516.0)	40.6	—	(26.1)
Net cash (used in)/provided by financing activities from discontinued operations	—	—	—	—	—

Net cash provided by/(used in) financing activities	449.3	(516.0)	40.6	—	(26.1)

Effect of foreign currency on cash	94.1	—	(76.2)		17.9

NET INCREASE/(DECREASE) IN CASH AND EQUIVALENTS	(14.1)	1.6	53.6	—	41.1
CASH AND EQUIVALENTS AT BEGINNING OF PERIOD	17.7	31.8	114.5	—	164.0

CASH AND EQUIVALENTS AT END OF PERIOD	$3.6	$33.4	$168.1	$—	$205.1

Catalent Pharma Solutions, Inc. and Subsidiaries

Consolidated Statements of Cash Flows

For the Year Ended June 30, 2010

(in millions)

	Issuer	Guarantor Subsidiaries	Non- Guarantor	Eliminations	Consolidated
CASH FLOWS FROM OPERATING ACTIVITIES:
Net cash provided by / (used in) operating activities from continuing operations	$(351.9)	$159.5	$423.9	$—	$231.5
Net cash provided by/(used in) operating activities from discontinued operations	—	(0.7)	3.0		2.3

Net cash provided by / (used in) operating activities	(351.9)	158.8	426.9	—	233.8

CASH FLOWS FROM INVESTING ACTIVITIES:
Acquisition of property and equipment and other productive assets	—	(13.3)	(57.2)	—	(70.5)
Proceeds from sale of property and equipment	—	(0.4)	0.7	—	0.3

Net cash provided by/(used in) investing activities from continuing operations	—	(13.7)	(56.5)	—	(70.2)
Net cash provided by/(used in) investing activities from discontinued operations	—	6.7	(3.2)		3.5

Net cash provided by/(used in) investing activities	—	(7.0)	(59.7)	—	(66.7)

CASH FLOWS FROM FINANCING ACTIVITIES:
Intercompany	502.3	(122.7)	(379.6)	—	—
Net change in short-term borrowings	(0.3)	—	1.4		1.1
Repayments of revolver credit facility	(36.0)				(36.0)
Borrowings from revolver credit facility					—
Repayments of long-term obligations	(14.1)	(1.6)	(5.0)	—	(20.7)
Distribution to noncontrolling interest holder	—	—	(1.7)	—	(1.7)
Equity contribution (redemption)	0.6	—	—	—	0.6

Net cash (used in)/ provided by financing activities from continuing operations	452.5	(124.3)	(384.9)	—	(56.7)
Net cash (used in)/provided by financing activities from discontinued operations	—	—	—	—	—

Net cash provided by/(used in) financing activities	452.5	(124.3)	(384.9)	—	(56.7)

Effect of foreign currency on cash	(83.1)	—	72.8		(10.3)

NET INCREASE/(DECREASE) IN CASH AND EQUIVALENTS	17.5	27.5	55.1	—	100.1
CASH AND EQUIVALENTS AT BEGINNING OF PERIOD	0.2	4.2	59.5	—	63.9

CASH AND EQUIVALENTS AT END OF PERIOD	$17.7	$31.7	$114.6	$—	$164.0

Basis of Presentation and Summary of Significant Accounting Policies - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2013	Mar. 31, 2012	Jun. 30, 2012 Business Facility Customer	Jun. 30, 2011 Customer	Jun. 30, 2010 Customer
Basis Of Presentation And Significant Accounting Policies [Line Items]
Ownership percentage	100.00%		100.00%		100.00%
Number of business of operations					4
Number of operating segments					3
Revenue associated with services	$ 93	$ 71.1	$ 298.1	$ 167	$ 268.3	$ 157	$ 144.9
Cost of services associated with revenue	67.7	48.4	212.5	112.6	183.9	103.7	97.4
Maturity period cash and cash equivalents					3 months
Number of customer exceeding 10% of accounts receivable					0	2	0
Depreciation expense	27.9	25.7	82.6	69.3	95.7	86.7	87.8
Maximum
Basis Of Presentation And Significant Accounting Policies [Line Items]
Percentage of accounts receivable from customers					10.00%		10.00%
Customer One
Basis Of Presentation And Significant Accounting Policies [Line Items]
Percentage of company's net revenue accounted by a customer						10.40%
Customer Two
Basis Of Presentation And Significant Accounting Policies [Line Items]
Percentage of company's net revenue accounted by a customer						10.80%
Building And improvements | Maximum
Basis Of Presentation And Significant Accounting Policies [Line Items]
Useful lives of property and equipment			50 years		50 years
Building And improvements | Minimum
Basis Of Presentation And Significant Accounting Policies [Line Items]
Useful lives of property and equipment			5 years		5 years
Machinery and equipment | Maximum
Basis Of Presentation And Significant Accounting Policies [Line Items]
Useful lives of property and equipment			10 years		20 years
Machinery and equipment | Minimum
Basis Of Presentation And Significant Accounting Policies [Line Items]
Useful lives of property and equipment			3 years		3 years
Furniture and fixtures | Maximum
Basis Of Presentation And Significant Accounting Policies [Line Items]
Useful lives of property and equipment			7 years		10 years
Furniture and fixtures | Minimum
Basis Of Presentation And Significant Accounting Policies [Line Items]
Useful lives of property and equipment			3 years		3 years
Selling, General and Administrative Expenses
Basis Of Presentation And Significant Accounting Policies [Line Items]
Research and development cost	3.4	4.5	10.1	11.9	16.9	26.5	21.8
Cost of Sales
Basis Of Presentation And Significant Accounting Policies [Line Items]
Research and development cost	$ 9.1	$ 8.9	$ 26.4	$ 25.1	$ 33.5	$ 31.8	$ 31.6

Business Combinations - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	9 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Loans At Acquisition Date [Line Items]
Date of acquisition	Feb 17, 2012		Feb 17, 2012
Company paid in aggregate connection with the CTS Business acquisition			$ 400
Proceed from incremental term loan facility and cash on hand		400	400
Transaction related costs			14.1
Goodwill recorded amount	170.4		169.4
Goodwill tax deductible amount	6.8		6.8
Weight average life of acquired intangible assets			13 years 6 months
Net earnings/(loss)	(65.9)	(1)	(39.2)	(50.1)	(287)
Acquired Business
Loans At Acquisition Date [Line Items]
Net revenue			67.9
Net earnings/(loss)			$ (0.5)

Business Combinations - Initial Purchase Price Allocation (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Jun. 30, 2012
Initial purchase price allocation
Accounts receivable, net	$ 27.9	$ 28.2
Plant, property and equipment, net	80.6	80.6
Unbilled services	11.8	11.8
Other assets	0.4	0.3
Goodwill	170.4	169.4
Intangibles	177.6	177.6
Accounts payable	(10.8)	(10.8)
Accrued liabilities	(7)	(6.6)
Deferred tax liability	(39)	(39)
Other liabilities	(1.6)	(1.2)
Unearned revenue	(9.5)	(9.5)
Total purchase price	$ 400.8	$ 400.8

Business Combinations - Valuation of Definite Intangible Assets Acquired (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Jun. 30, 2012	Jun. 30, 2012 Customer relationships	Jun. 30, 2012 Customer relationships Minimum	Jun. 30, 2012 Customer relationships Maximum	Jun. 30, 2012 Order or Production Backlog	Jun. 30, 2012 Software Development	Jun. 30, 2012 Leasehold Assets
Acquired Finite-Lived Intangible Assets [Line Items]
Estimated Fair Value	$ 177.6	$ 177.6	$ 171			$ 3	$ 3.4	$ 0.2
Estimated Useful Life				13 years	15 years	1 year	4 years 10 months 24 days	4 years

Business Combinations - Unaudited Pro Forma Financial Information and Effects of Pro Forma Adjustments (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Jun. 30, 2012
Catalent Pharma Solutions Inc.
Business Acquisition Actual Revenue And Pre Tax Income Loss [Line Items]
Net revenue	$ 1,694.8
Cost of products sold	1,136.2
Gross Margin	558.6
Selling, general and administrative expenses	348.1
Impairment charges and (gain)/loss on sale of assets	1.8
Restructuring and other	19.5
Property and casualty (gain)/losses, net	(8.8)
Operating earnings/(loss)	198
Interest expense, net	183.2
Other (income)/expense, net	(3.8)
Earnings/(loss) from continuing operations before income taxes	18.6
Income tax expense/(benefit)	16.5
Earnings/(loss) from continuing operations	2.1
Earnings/(loss) from discontinued operations, net of tax	(41.3)
Net earnings/(loss)	(39.2)
Net earnings/(loss) attributable to noncontrolling interest, net of tax	1.2
Net earnings/(loss) attributable to Catalent	(40.4)
CTS July 1, 2011 thru February 16, 2012 (Unaudited)
Business Acquisition Actual Revenue And Pre Tax Income Loss [Line Items]
Net revenue	123.1
Cost of products sold	55.6
Gross Margin	67.5
Selling, general and administrative expenses	63.8
Restructuring and other	0.3
Operating earnings/(loss)	3.4
Interest expense, net	10.5
Other (income)/expense, net	0.4
Earnings/(loss) from continuing operations before income taxes	(7.5)
Income tax expense/(benefit)	2.2
Earnings/(loss) from continuing operations	(9.7)
Net earnings/(loss)	(9.7)
Net earnings/(loss) attributable to Catalent	(9.7)
Proforma Adjustments (Unaudited)
Business Acquisition Actual Revenue And Pre Tax Income Loss [Line Items]
Cost of products sold	2.5
Gross Margin	(2.5)
Selling, general and administrative expenses	7.4
Operating earnings/(loss)	(9.9)
Interest expense, net	2.6
Earnings/(loss) from continuing operations before income taxes	(12.5)
Income tax expense/(benefit)	(5)
Earnings/(loss) from continuing operations	(7.5)
Net earnings/(loss)	(7.5)
Net earnings/(loss) attributable to Catalent	(7.5)
Catalent Pharma Solutions Inc. Proforma Combined
Business Acquisition Actual Revenue And Pre Tax Income Loss [Line Items]
Net revenue	1,817.9
Cost of products sold	1,194.3
Gross Margin	623.6
Selling, general and administrative expenses	419.3
Impairment charges and (gain)/loss on sale of assets	1.8
Restructuring and other	19.8
Property and casualty (gain)/losses, net	(8.8)
Operating earnings/(loss)	191.5
Interest expense, net	196.3
Other (income)/expense, net	(3.4)
Earnings/(loss) from continuing operations before income taxes	(1.4)
Income tax expense/(benefit)	13.7
Earnings/(loss) from continuing operations	(15.1)
Earnings/(loss) from discontinued operations, net of tax	(41.3)
Net earnings/(loss)	(56.4)
Net earnings/(loss) attributable to noncontrolling interest, net of tax	1.2
Net earnings/(loss) attributable to Catalent	$ (57.6)

Goodwill - Carrying Amount of Goodwill (Detail) (USD $) In Millions, unless otherwise specified	9 Months Ended		12 Months Ended
	Mar. 31, 2013		Jun. 30, 2012		Jun. 30, 2011
Goodwill [Roll Forward]
Balance at beginning of period	$ 1,029.9	[1]	$ 906		$ 848.9
Foreign currency translation adjustments	(7.8)		(45.5)		57.1
Balance at end of period	1,023.1		1,029.9	[1]	906
Additions/(impairment)	1		169.4
Oral Technologies
Goodwill [Roll Forward]
Balance at beginning of period	839.8	[1]	880.8		826
Foreign currency translation adjustments	(4.6)		(41)		54.8
Balance at end of period	835.2		839.8	[1]	880.8
Additions/(impairment)	0
Medication Delivery Solutions
Goodwill [Roll Forward]
Balance at beginning of period	0	[1]
Foreign currency translation adjustments	0
Balance at end of period	0		0	[1]
Additions/(impairment)	0
Development and Clinical Services
Goodwill [Roll Forward]
Balance at beginning of period	190.1	[1]	25.2		22.9
Foreign currency translation adjustments	(3.2)		(4.5)		2.3
Balance at end of period	187.9		190.1	[1]	25.2
Additions/(impairment)	$ 1		$ 169.4

[1]	The opening balance is reflective of historical impairment charges related to the Medication Delivery Solutions segment of approximately $158.0 million .

Goodwill - Carrying Amount of Goodwill (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2013	Jun. 30, 2012	Mar. 31, 2013 Medication Delivery Solutions	Jun. 30, 2012 Medication Delivery Solutions	Jun. 30, 2012 Medication Delivery Solutions Historical	Jun. 30, 2011 Medication Delivery Solutions Historical
Additions/(impairments)	$ 1	$ 169.4	$ 0		$ 158	$ 158

Definite Lived Long-Lived Assets - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2013	Mar. 31, 2012	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Product Rights [Line Items]
Amortization expense	$ 11.2	$ 8.9	$ 32.3	$ 23.5	$ 34	$ 28.8	$ 29.9
Intangible asset impairment charges					$ 0	$ 0
Other Intangible Assets | Minimum
Product Rights [Line Items]
Estimated Useful Life					12 years
Other Intangible Assets | Maximum
Product Rights [Line Items]
Estimated Useful Life					20 years

Definite Lived Long-Lived Assets - Other Intangible Assets Subject to Amortization (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Jun. 30, 2012	Jun. 30, 2011
Product Rights [Line Items]
Gross Carrying Value	$ 582.5	$ 588.2	$ 429.5
Accumulated Amortization	(201.1)	(170.5)	(142.8)
Net Carrying Value	381.4	417.7	286.7
Core technology
Product Rights [Line Items]
Gross Carrying Value	144.7	145	153.1
Accumulated Amortization	(42.9)	(37.5)	(32.3)
Net Carrying Value	101.8	107.5	120.8
Customer relationships
Product Rights [Line Items]
Gross Carrying Value	212.2	215.6	39.9
Accumulated Amortization	(45.3)	(33.4)	(26.7)
Net Carrying Value	166.9	182.2	13.2
Product relationships
Product Rights [Line Items]
Gross Carrying Value	225.6	227.6	236.5
Accumulated Amortization	(112.9)	(99.6)	(83.8)
Net Carrying Value	$ 112.7	$ 128	$ 152.7

Definite Lived Long-Lived Assets - Future Amortization Expense (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Jun. 30, 2012
Finite-Lived Intangible Assets [Line Items]
2013	$ 11.7	$ 41.6
2014	43.9	41.5
2015	43.5	41.2
2016	43.5	41.2
2017	$ 42.8	$ 41.2

Restructuring and Other Costs - Significant Costs Recorded (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jun. 30, 2012		Jun. 30, 2011		Jun. 30, 2010
Restructuring costs:
Employee-related reorganization	$ 14.9	[1]	$ 6.7	[1]	$ 5.5	[1]
Asset impairments	2.9		0.6		3.8
Facility exit and other costs	1.7	[2]	5.2	[2]	8.4	[2]
Total restructuring costs	$ 19.5		$ 12.5		$ 17.7

[1]	Employee-related costs consist primarily of severance costs outplacement services provided to employees who have been involuntarily terminated and duplicate payroll costs during transition periods.
[2]	Facility exit and other costs consist of accelerated depreciation, equipment relocation costs and costs associated with planned facility expansions and closures to streamline our operations.

Long-Term Obligations and Other Short-Term Borrowings - Long-Term Obligations, Presented Net of Issue Discounts and Fees Paid to Lenders, and Other Short-Term Borrowings (Detail) (USD $)
In Millions, unless otherwise specified	Mar. 31, 2013	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012 Term loan facility Dollar-denominated	Feb. 28, 2013 Term loan facility Dollar-denominated	Jun. 30, 2011 Term loan facility Dollar-denominated	Mar. 31, 2013 Term loan facility Dollar-denominated	Jun. 30, 2012 Term loan facility Dollar-denominated	Mar. 31, 2013 Term loan facility Dollar-denominated	Jun. 30, 2012 Term loan facility Dollar-denominated	Mar. 31, 2013 Term loan facility Euro-denominated	Jun. 30, 2012 Term loan facility Euro-denominated	Jun. 30, 2011 Term loan facility Euro-denominated	Mar. 31, 2013 Term loan facility Euro-denominated	Jun. 30, 2012 Term loan facility Euro-denominated	Mar. 31, 2013 9 1/2 % Senior Toggle Notes	Jun. 30, 2012 9 1/2 % Senior Toggle Notes	Jun. 30, 2011 9 1/2 % Senior Toggle Notes	Mar. 31, 2013 9 3/4 % Senior Subordinated Euro-denominated Notes	Jun. 30, 2012 9 3/4 % Senior Subordinated Euro-denominated Notes	Jun. 30, 2011 9 3/4 % Senior Subordinated Euro-denominated Notes	Mar. 31, 2013 Revolving Credit Facility	Jun. 30, 2012 Revolving Credit Facility	Mar. 31, 2013 Other Obligations	Jun. 30, 2012 Other Obligations	Jun. 30, 2011 Other Obligations	Mar. 31, 2013 Other Obligations Minimum	Jun. 30, 2012 Other Obligations Minimum	Mar. 31, 2013 Other Obligations Maximum	Jun. 30, 2012 Other Obligations Maximum	Mar. 31, 2013 7 7/8 % Senior Notes
Senior Secured Credit Facilities
Debt Instrument, Maturity Date				Apr 30, 2014			Sep 30, 2016	Sep 30, 2016	Sep 30, 2017	Sep 30, 2017	Apr 30, 2014	Apr 30, 2014		Sep 30, 2016	Sep 30, 2016	Apr 30, 2015	Apr 30, 2015		Apr 30, 2017	Apr 30, 2017		Apr 30, 2016	Apr 30, 2016				Jan 1, 2013		Dec 31, 2032		Oct 31, 2018
Other Obligations																												2012-01-01		2032-12-31
Total	$ 2,675.2	$ 2,683.5	$ 2,346.6		$ 799.3	$ 1,017.6	$ 792.2	$ 798.9	$ 647.2	$ 591.2		$ 56.3	$ 364.1	$ 263.7	$ 257.7	$ 269.1	$ 619.1	$ 624.4	$ 277.2	$ 268.7	$ 308.4			$ 77.6	$ 91.6	$ 32.1					$ 348.2
Less: current portion and other short-term borrowings	29.6	43.2	28.6
Long-term obligations, less current portion short-term borrowings	$ 2,645.6	$ 2,640.3	$ 2,318

Long-Term Obligations and Other Short-Term Borrowings - Additional Information (Detail)	9 Months Ended		12 Months Ended															12 Months Ended								9 Months Ended	12 Months Ended						9 Months Ended	12 Months Ended														12 Months Ended							9 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2012 USD ($)	Jun. 30, 2012 USD ($) Agreement	Jun. 30, 2011 USD ($)	Jun. 30, 2010 USD ($)	Nov. 01, 2012 USD ($)	Sep. 18, 2012 USD ($)	Feb. 24, 2012	Feb. 17, 2012	Mar. 31, 2012 Extended Dollar Term-1 Loans USD ($)	Mar. 01, 2012 Extended Dollar Term-1 Loans USD ($)	Apr. 10, 2007 10.25% Senior PIK Election Notes Due Two Thousand fifteen	Jun. 01, 2011 Revolving Tranche-2 Commitments and Revolving Tranche -2 Loans USD ($)	Sep. 30, 2012 Senior PIK Election Notes due Two Thousand Fifteen [Member] USD ($)	Mar. 31, 2013 7 7/8 % Senior Notes	Sep. 18, 2012 7 7/8 % Senior Notes USD ($)	Feb. 24, 2012 Base Rate	Jun. 30, 2012 Us Dollar Denominated Agreement	Jun. 30, 2012 Euro- Denominated Agreement	Jun. 30, 2012 Yen-denominated Agreement	Apr. 10, 2007 9 1/2 % Senior Toggle Notes USD ($)	Jun. 30, 2012 9 3/4 % Senior Subordinated Euro-denominated Notes EUR (€)	Apr. 10, 2007 9 3/4 % Senior Subordinated Euro-denominated Notes USD ($)	Apr. 10, 2007 9 3/4 % Senior Subordinated Euro-denominated Notes EUR (€)	Jun. 30, 2012 Capital Lease Obligations USD ($)	Mar. 31, 2013 Revolving Credit Facility	Jun. 30, 2012 Revolving Credit Facility	Mar. 31, 2012 Revolving Credit Facility USD ($)	Mar. 01, 2012 Revolving Credit Facility USD ($)	Apr. 10, 2007 Revolving Credit Facility USD ($)	Apr. 10, 2007 Senior Secured Credit Facility USD ($)	Apr. 10, 2007 Loan Facility USD ($)	Mar. 31, 2013 Dollar Term-2 Loans USD ($)	Jun. 30, 2012 Dollar Term-2 Loans USD ($)	Feb. 28, 2013 Dollar Term-2 Loans USD ($)	Apr. 27, 2012 Dollar Term-2 Loans USD ($)	Feb. 17, 2012 Dollar Term-2 Loans USD ($)	Feb. 28, 2013 Dollar Term-2 Loans Base Rate	Feb. 17, 2012 Dollar Term-2 Loans Base Rate	Feb. 28, 2013 Dollar Term-2 Loans Base Rate Minimum	Feb. 28, 2013 Dollar Term-2 Loans Eurocurrency Rate	Feb. 28, 2013 Dollar Term-2 Loans Eurocurrency Rate Minimum	Mar. 31, 2013 Revolving Tranche -2 Loans	Jun. 30, 2012 Revolving Tranche -2 Loans	Mar. 31, 2013 Revolving Tranche -2 Loans Base Rate	Jun. 30, 2012 Revolving Tranche -2 Loans Base Rate	Feb. 17, 2012 Revolving Tranche -2 Loans Base Rate	Jun. 30, 2012 Term loan facility Dollar-denominated	Feb. 28, 2013 Term loan facility Dollar-denominated USD ($)	Jun. 30, 2011 Term loan facility Dollar-denominated USD ($)	Feb. 24, 2012 Term loan facility Dollar-denominated Extended Dollar Term-1 Loans USD ($)	Feb. 24, 2012 Term loan facility Dollar-denominated Extended Dollar Term-1 Loans EUR (€)	Feb. 28, 2013 Term loan facility Dollar-denominated Base Rate	Feb. 28, 2013 Term loan facility Dollar-denominated Eurocurrency Rate	Mar. 31, 2013 Dollar Term Loans [Member] USD ($)
Debt Obligations [Line Items]
Number of interest rate swap agreements			4															2	1	1
Amount of loan																														$ 350,000,000	$ 1,800,000,000	$ 1,400,000,000
Debt instrument basis spread, Base rate	0.50%		0.50%																																			2.25%			3.25%		3.75%	3.75%	2.75%	2.75%							2.50%	3.50%
Weighted-average interest rates -Loan																		3.25%	3.76%								4.00%
Percentage of initial commitment fee	0.50%		0.50%
Conversion of Revolving Credit Commitments and Revolving Credit Loans into Revolving Tranche-2													200,250,000
Debt instrument issued amount																						225,000,000	300,300,000	225,000,000	57,800,000												400,000,000
Percentage of interest rate								4.00%	4.00%								3.00%						9.75%	9.75%													4.00%		3.00%								3.00%
Debt Instrument basis spread, floor rate (percent)									1.25%																												1.25%		2.25%								2.25%
Maturity date																																	Sep 15, 2017	Sep 15, 2017
Minimum outstanding aggregate principal amount																																	100,000,000	100,000,000
Percentage of repayment of term loan			1.00%
PIK long term debt amount	2,675,200,000		2,683,500,000	2,346,600,000						11,000,000	11,000,000										565,000,000																												799,300,000	1,017,600,000	796,800,000	207,700,000
Debt Instrument,Maturity Date																										Apr 30, 2016	Apr 30, 2016						Sep 15, 2016	Sep 15, 2016														Apr 30, 2014
Borrowing capacity	15,200,000		200,300,000																									350,000,000							659,500,000	205,000,000
Line of credit facility amended maximum borrowing capacity	200,250,000																											200,250,000
Cash Interest on Senior Toggle Notes accrued percentage per annum																					9.50%
Cash Interest on Senior Toggle Notes accrued percentage per annum (percent)												10.25%			7.88%							9.75%
Borrowing capacity	200,300,000		20,800,000																										350,000,000
Debt issuance cost, unamortized			28,200,000	40,000,000
Debt issuance cost, amortized			14,700,000	10,000,000
Pledge percentage of capital stock			100.00%
Pledge percentage of equity interest			100.00%
Maximum percentage of voting stock			65.00%
Interest rate floor (percent)																																								2.00%		1.00%
Repayments of Long-term Debt	434,300,000	23,600,000	37,000,000	24,100,000	20,700,000																																																		2,600,000
Tender offer														350,000,000		350,000,000
Amount of tender offer							45,900,000
Purchase price of Senior Toggle Notes							47,100,000
Aggregate principal amount of Senior Toggle Notes redeemed						304,100,000
Aggregate price of Senior Toggle Notes redeemed	311,400,000
Payment of call premiums	8,500,000
Payment of unamortized deferred finance costs	$ 3,300,000
Issue price of notes (percent)							100.00%

Long-Term Obligations and Other Short-Term Borrowings (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Jun. 30, 2012	Jun. 30, 2011
Debt Instrument [Line Items]
2013		$ 43.2
2014		79.4
2015		643
2016		21.3
2017		1,293.6
Thereafter		603
Total	$ 2,675.2	$ 2,683.5	$ 2,346.6

Derivative Instruments and Hedging Activities - Additional Information (Detail)	3 Months Ended		9 Months Ended		12 Months Ended											3 Months Ended	9 Months Ended			3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2013 USD ($) Derivative	Mar. 31, 2012 USD ($)	Mar. 31, 2013 USD ($) Derivative	Mar. 31, 2012 USD ($)	Jun. 30, 2012 USD ($) Derivative	Jun. 30, 2011 USD ($)	Jun. 30, 2010 USD ($)	Mar. 31, 2013 JPY (¥)	Jun. 30, 2012 JPY (¥)	Feb. 28, 2013 Term Loan Facilities, Euro Demoninated [Member] EUR (€)	Mar. 31, 2013 Derivative Instrument I and II USD ($) Derivative	Jun. 30, 2012 Derivative Instrument I and II USD ($)	Mar. 31, 2013 Derivative Instrument III EUR (€) Derivative	Jun. 30, 2012 Derivative Instrument III EUR (€)	Feb. 28, 2013 Interest Rate Contract [Member] Euro Notional [Member] EUR (€)	Mar. 31, 2013 Euribor Interest Rate Swap USD ($)	Mar. 31, 2013 Euribor Interest Rate Swap USD ($)	Mar. 31, 2013 Hedge of a Net Investment In Foreign Operations USD ($)	Jun. 30, 2012 Hedge of a Net Investment In Foreign Operations USD ($)	Mar. 31, 2013 Investment Hedges USD ($)	Mar. 31, 2013 Investment Hedges USD ($)	Jun. 30, 2012 Investment Hedges USD ($)	Feb. 28, 2013 Derivatives not designated as Hedging Instrument under ASC 815 Interest Rate Contract [Member] Euro Notional [Member] EUR (€)
Derivative [Line Items]
Total long-term debt	$ 2,675,200,000		$ 2,675,200,000		$ 2,683,500,000	$ 2,346,600,000												$ 540,900,000	$ 582,700,000
Gain (Loss) within cumulative translation adjustment			(25,200,000)	(9,200,000)	(27,300,000)	62,400,000	(21,500,000)													12,600,000	(13,200,000)	69,400,000
Net accumulated gain related to investment hedges			70,700,000		83,900,000
Unrealized foreign exchange gain	4,200,000	(2,000,000)	(5,400,000)	7,500,000	17,100,000
Terminal value of derivatives	1,300,000		1,300,000		23,400,000
Collateral posted for derivatives	4,500,000		4,500,000		9,000,000
Termination value			1,300,000		23,400,000
Number of derivative instruments	3		3		3						2		1
Notional amount interest rate derivatives											760,000,000	760,000,000	240,000,000	240,000,000	240,000,000								35,000,000
Additional, reclassified to interest expense			700,000		21,400,000
Notional value outstanding derivative non-designated Hedges								175,000,000	700,000,000
Derivative maturity date			May 15, 2013		May 15, 2013
Debt instrument issued amount										44,900,000
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net																$ 100,000	$ 100,000

Derivative Instruments and Hedging Activities - Fair Values of Financial Derivatives Instruments on Consolidated Balance Sheets (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Jun. 30, 2012	Jun. 30, 2011
Derivatives designated as Hedging Instrument under ASC 815
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate swaps	$ 1.1	$ 23.1	$ 41.9
Derivatives designated as Hedging Instrument under ASC 815 | Interest rate swaps
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate swaps	1.1	23.1	41.9
Derivatives not designated as Hedging Instrument under ASC 815
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate swaps	0.2	0.2	0.3
Derivatives not designated as Hedging Instrument under ASC 815 | Interest rate swaps
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate swaps	$ 0.2	$ 0.2	$ 0.3

Derivative Instruments and Hedging Activities - Effect of Derivative Instruments on Consolidated Statement of Operations (Detail) (Interest rate swaps, USD $) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2013	Mar. 31, 2012	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Derivatives in ASC 815 Cash Flow Hedging Relationships
Derivative Instruments, Gain (Loss) [Line Items]
Amount of (Gain) or Loss Recognized in AOCI on Derivative (Effective Portion)			$ 1.1	$ 10.1	$ 11	$ 14.4	$ 52.9
Interest expense, net | Derivatives in ASC 815 Cash Flow Hedging Relationships
Derivative Instruments, Gain (Loss) [Line Items]
Amount of (Gain) or Loss Reclassified from AOCI into Income (Effective Portion)			21.8	19.5	26.4	26.9	21.9
Other (income)/expense, net | Derivatives not designated as Hedging Instrument under ASC 815
Derivative Instruments, Gain (Loss) [Line Items]
Amount of (Gain) or Loss Recognized in Income on Derivative			0	(0.1)	0.1	(0.2)	3.3
Other (income)/expense, net | Derivatives in ASC 815 Cash Flow Hedging Relationships
Derivative Instruments, Gain (Loss) [Line Items]
Amount of (Gain) or Loss Recognized in Income on Derivative (Ineffective Portion and Amount Excluded from Effective Testing)	$ 0.1	$ 0	$ 0.1	$ 0	$ 0.2	$ 0.1	$ 0.6

Fair Value Measurements of Financial Instruments - Summary of Financial Assets and Liabilities That Measure at Fair Value on Recurring Basis (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Jun. 30, 2012	Jun. 30, 2011
Assets
Cash equivalents - money market funds	$ 9.3	$ 5.9	$ 5.4
Liabilities
Interest rate swaps	1.3	23.3	42.2
Level 1
Assets
Cash equivalents - money market funds	9.3	5.9	5.4
Liabilities
Interest rate swaps	0	0
Level 2
Assets
Cash equivalents - money market funds	0	0
Liabilities
Interest rate swaps	1.3	23.3	42.2
Level 3
Assets
Cash equivalents - money market funds	0	0
Liabilities
Interest rate swaps	$ 0	$ 0

Fair Value Measurements of Financial Instruments - Carrying Amounts and Estimated Fair Values of Financial Instruments (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Jun. 30, 2012	Jun. 30, 2011
Fair Value Measurements Of Financial Instruments [Line Items]
Derivative interest rate swap, Estimated Fair Value	$ 1.3	$ 23.3	$ 42.2
Carrying Value
Fair Value Measurements Of Financial Instruments [Line Items]
Long-term debt and other, Carrying Value	2,675.2	2,683.5	2,346.6
Carrying Value | Libor Interest Rate Swap
Fair Value Measurements Of Financial Instruments [Line Items]
Derivative interest rate swap, Carrying Value	0.8	16.7	34.3
Carrying Value | Euribor Interest Rate Swap
Fair Value Measurements Of Financial Instruments [Line Items]
Derivative interest rate swap, Carrying Value	0.3	6.4	7.6
Carrying Value | Tibor Interest Rate Swap
Fair Value Measurements Of Financial Instruments [Line Items]
Derivative interest rate swap, Carrying Value	0.2	0.2	0.3
Estimated Fair Value
Fair Value Measurements Of Financial Instruments [Line Items]
Long-term debt and other, Estimated Fair Value	2,771.4	2,644.6	2,306.7
Estimated Fair Value | Libor Interest Rate Swap
Fair Value Measurements Of Financial Instruments [Line Items]
Derivative interest rate swap, Estimated Fair Value	0.8	16.7	34.3
Estimated Fair Value | Euribor Interest Rate Swap
Fair Value Measurements Of Financial Instruments [Line Items]
Derivative interest rate swap, Estimated Fair Value	0.3	6.4	7.6
Estimated Fair Value | Tibor Interest Rate Swap
Fair Value Measurements Of Financial Instruments [Line Items]
Derivative interest rate swap, Estimated Fair Value	$ 0.2	$ 0.2	$ 0.3

Income Taxes - Earning/loss From Continuing Operation Before Income Taxes and Discontinued Operation (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Earnings/(loss) from continuing operations before income taxes and discontinued operations
U.S. Operations	$ (402.1)	$ (85.1)	$ (543.5)
Non-U.S. Operation	420.7	79.7	328.1
Total Earnings/(loss) from continuing operations before income taxes and discontinued operations	$ 18.6	$ (5.4)	$ (215.4)

Income Taxes - Provision/benefit for Income Taxes (Detail) (USD $) In Millions, unless otherwise specified	9 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Current:
Federal				$ (0.9)	$ 2.8
State and local			0.1	(0.5)	0.4
Non-U.S.			19.2	19	33.5
Total			19.3	17.6	36.7
Deferred:
Federal			6	5.5	5.5
State and local			0.2	1.2	1.2
Non-U.S.			(9)	(0.6)	(21.5)
Total			(2.8)	6.1	(14.8)
Total Provision /(benefit)	$ 5.9	$ 19	$ 16.5	$ 23.7	$ 21.9

Income Taxes - Reconciliation of Provision/Benefit (Detail) (USD $) In Millions, unless otherwise specified	9 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Reconciliation of the provision/(benefit) based on the federal statutory income tax rate
Provision at U.S. Federal Statutory tax rate			$ 8.7	$ (5.4)	$ (91.2)
State and local income taxes, net of federal benefit			0.2	0.8	(8.3)
Foreign tax rate differential			(43.1)	(11.8)	(12.6)
Goodwill impairment					69.2
Permanent items			34.8	2.8	56.2
Unrecognized Tax Positions			(2.8)	2.5	(1.3)
Tax valuation allowance			28.1	29.5	10.3
Foreign tax credit			(0.2)	(0.2)
Income Tax			(7.7)	6.1
Other			(1.5)	(0.6)	(0.4)
Total Provision /(benefit)	$ 5.9	$ 19	$ 16.5	$ 23.7	$ 21.9

Income Taxes - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010	Mar. 31, 2013
Income Tax [Line Items]
Undistributed earnings from non-U.S. subsidiaries	$ 406.6
Valuation Allowance	250.7	265.6
Increase/(decrease) in valuation allowance related to federal, state and foreign assets	62.4	(64.6)	(12.7)
Deferred tax federal assets valuation allowance	201.6
Deferred tax state assets valuation allowance	42.7
Decrease in foreign-related valuation allowance	14.9
Decrease in federal and state valuation allowance	2.2
Percentage of settlement amount being realized	50.00%
Unrecognized tax benefits	33.4	33.9		36
Unrecognized tax benefits that impact the effective income tax rate	8.9			9.5
Unrecognized tax benefits that would not impact the effective income tax rate	16.3
Period of change in amount of unrecognized tax benefits	12 months
Accrued interest related to uncertain tax positions	6			4.9
Decrease in accrued interest related to uncertain tax positions from the prior year	0.9
Interest and penalties subject to indemnification	5.3			4
Domestic Tax Authority
Income Tax [Line Items]
Operating Loss carry forwards	413.6
Loss carryforwards expiration	2032
Losses generated	37.8
Internal Revenue Service (IRS)
Income Tax [Line Items]
Operating Loss carry forwards	7.8
State and Local Jurisdiction
Income Tax [Line Items]
Operating Loss carry forwards	587.5
Losses generated	213
Minimum loss carry forwards	20 years
Foreign Tax Authority
Income Tax [Line Items]
Operating Loss carry forwards	67.7
Valuation Allowance	6.4
Cardinal
Income Tax [Line Items]
Unrecognized tax benefits	8.3			6
Interest and penalties related to indemnification	5.2
Decrease in interest and penalties related to indemnification from prior year	$ 0.8

Income Taxes - Components of Deferred Income Tax Liabilities (Detail) (USD $) In Millions, unless otherwise specified	Jun. 30, 2012	Jun. 30, 2011
Deferred income tax assets:
Accrued liabilities	$ 38	$ 37.8
Equity compensation	7.3	7
Loss and tax credit carry forwards	216	278.9
Foreign Currency	27.6	23.2
Pension	38.5	14.3
Property-related	25.9	15.2
Intangibles	15.9	3
Other	8.3	6.7
OCI	27	14.3
Total deferred income tax assets	404.5	400.4
Valuation Allowance	(250.7)	(265.6)
Net deferred income tax assets	153.8	134.8
Deferred income tax liabilities:
Accrued Liabilities	(2.5)	(2.1)
Equity Compensation	0.1
Foreign Currency	(1.2)	(0.5)
Property-related	(30)	(17.1)
Goodwill and other intangibles	(187)	(155)
Other	(0.9)	(0.8)
OCI		(17.9)
Total deferred income tax liabilities	(221.5)	(193.4)
Net deferred income tax liabilities	$ (67.7)	$ (58.6)

Income Taxes - Deferred Tax Assets and Liabilities Caption In The Balance Sheet (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Jun. 30, 2012	Jun. 30, 2011
Deferred tax assets and liabilities
Current deferred tax asset	$ 18.2	$ 18.6	$ 20
Non-current deferred tax asset		135.2	114.8
Current deferred tax liability	(1.6)	(1.6)	(0.7)
Non-current deferred tax liability	(211.8)	(219.9)	(192.7)
Net deferred income tax liabilities		$ (67.7)	$ (58.6)

Income Taxes - Reconciliation Of Unrecognized Tax Benefit, Excluding Accrued Interest (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Mar. 31, 2013
Reconciliation of Unrecognized tax benefit, excluding accrued interest
Beginning balance	$ 33.9	$ 36
Additions based on tax positions related to the current year	4.4
Additions for tax positions of prior years	0.7
Reductions for tax positions of prior years	(5.6)
Ending balance	$ 33.4	$ 36

Employee Retirement Benefit Plans - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Recognition of the liability associated with participation	$ 29.9
Expense within discontinued operations	$ 25.4	$ 6.2
Annual rate of interest on Loan	5.00%

Employee Retirement Benefit Plans - Reconciliation of Change in Projected Benefit Obligation and Fair Value of Plan Assets (Detail) (USD $) In Millions, unless otherwise specified	9 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Jun. 30, 2012 Retirement Benefits	Jun. 30, 2011 Retirement Benefits	Jun. 30, 2012 Other Postretirement Benefit Plans, Defined Benefit	Jun. 30, 2011 Other Postretirement Benefit Plans, Defined Benefit
Benefit obligation and fair value of plan assets for the defined benefit retirement and postretirement plan
Accumulated Benefit Obligation			$ 283	$ 249.1	$ 5.3	$ 5.2
Change in Benefit Obligation
Benefit obligation at beginning of year			257	251	5.2	5.7
Company service cost	2.2	1.9	2.5	2.7
Interest cost	9.1	9.9	12.9	12.6	0.2	0.2
Multi employer plan obligation			35.8
Employee contributions			0.1	0.1
Plan amendments
Curtailments
Settlements
Special termination benefits
Divestitures
Business combinations
Benefits paid			(9.2)	(8.6)	(0.3)	(0.3)
Actual expenses			(0.1)	(0.1)
Actuarial (gain) loss			43.1	(20.5)	0.2	(0.4)
Exchange rate gain (loss)			(14.1)	19.8
Benefit obligation at end of year			328	257	5.3	5.2
Change in Plan Assets
Fair value of plan assets at beginning of year	191.4	182.9	182.9	154.7
Actual return on plan assets			15.3	16.8
Company contributions			8.4	9.5	0.4	0.3
Employee contributions			0.1	0.1
Settlements
Special company contributions to fund termination benefits Divestitures
Business combinations
Benefits paid			(9.2)	(8.6)	(0.4)	(0.3)
Actual expenses			(0.1)	(0.1)
Exchange rate gain (loss)			(6)	10.5
Fair value of plan assets at end of year			191.4	182.9
Funded Status
Funded status at end of year			(136.6)	(74.1)	(5.3)	(5.2)
Employer contributions between measurement date and reporting date

Employee Retirement Benefit Plans - Reconciliation of Net Amount Recognized in Consolidated Balance Sheet (Detail) (USD $) In Millions, unless otherwise specified	9 Months Ended										12 Months Ended				12 Months Ended
	Mar. 31, 2013		Mar. 31, 2012		Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012 Equities	Jun. 30, 2011 Equities	Jun. 30, 2012 Property	Jun. 30, 2011 Property	Jun. 30, 2012 Retirement Benefits		Jun. 30, 2011 Retirement Benefits	Jun. 30, 2010 Retirement Benefits	Jun. 30, 2012 Retirement Benefits Equities	Jun. 30, 2011 Retirement Benefits Equities	Jun. 30, 2012 Retirement Benefits Government Bonds	Jun. 30, 2011 Retirement Benefits Government Bonds	Jun. 30, 2012 Retirement Benefits Corporate Bonds	Jun. 30, 2011 Retirement Benefits Corporate Bonds	Jun. 30, 2012 Retirement Benefits Property	Jun. 30, 2011 Retirement Benefits Property	Jun. 30, 2012 Retirement Benefits Insurance Contracts	Jun. 30, 2011 Retirement Benefits Insurance Contracts	Jun. 30, 2012 Retirement Benefits Other	Jun. 30, 2011 Retirement Benefits Other	Jun. 30, 2012 Other Postretirement Benefit Plans, Defined Benefit		Jun. 30, 2011 Other Postretirement Benefit Plans, Defined Benefit
Amounts Recognized in Statement of Financial Position
Noncurrent assets											$ 0.5		$ 0.6
Current liabilities											(1)		(0.9)														(0.5)		(0.5)
Noncurrent liabilities											(135.6)		(73.8)														(4.8)		(4.7)
Total asset/(liability)											(136.6)		(74.1)														(5.3)		(5.2)
Amounts Recognized in Accumulated Other Comprehensive Income
Transition (asset)/obligation
Prior service cost											0.2		0.2
Net (gain)/loss											42.4		5.1														(0.3)		(0.5)
Total accumulated other comprehensive income at the end of the year											42.6		5.3														(0.3)		(0.5)
Additional Information for Plan with ABO in Excess of Plan Assets
Projected benefit obligation											279		239.5														5.3		5.2
Accumulated benefit obligation											272.3		233.8														5.3		5.2
Fair value of plan assets											177.8		164.7
Additional Information for Plan with PBO in Excess of Plan Assets
Projected benefit obligation											279		239.5														5.3		5.2
Accumulated benefit obligation											272.3		233.8														5.3		5.2
Fair value of plan assets											177.8		164.7
Components of Net Periodic Benefit Cost
Service cost	2.2		1.9								2.5		2.7
Interest cost	9.1		9.9								12.9		12.6														0.2		0.2
Expected return on plan assets	(7.4)		(8.1)								(10.7)		(9.3)
Amortization of unrecognized:
Transition (asset)/obligation
Prior service cost											0
Net (gain)/loss	0.7	[1]	0.1	[1]							0.1		0.9														0
Ongoing periodic cost											4.8		6.9														0.2		0.2
Settlement/Curtailment Expense/(Income)
Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income
Net (gain)/loss arising during the year											38.5		(28)														0.2		(0.5)
Prior service cost (credit) during the year
Transition asset/(obligation) recognized during the year
Prior service cost recognized during the year											0
Net gain/(loss) recognized during the year											(0.1)		(0.9)														0
Exchange rate gain/(loss) recognized during the year											(1.1)		1.6														0
Total recognized in other comprehensive income											37.3		(27.3)														0.2		(0.5)
Total Recognized in Net Periodic Benefit Cost and Other Comprehensive Income
Total recognized in net periodic benefit cost and other comprehensive income											42.1		(20.4)														0.4		(0.2)
Estimated Amounts to be Amortized from Accumulated Other Comprehensive Income into Net Periodic Benefit Cost in Financial Year
Transition (asset)/obligation
Prior service cost/(credit)											0
Net (gain)/loss											0.9		0.1
Financial Assumptions Used to Determine Benefit Obligations at the Balance Sheet Date
Discount rate (%)											4.09%		5.21%														3.38%		4.49%
Rate of compensation increases (%)											2.51%		2.51%
Financial Assumptions Used to Determine Net Periodic Benefit Cost for Financial Year
Discount rate (%)											5.21%		4.81%														4.49%		4.33%
Rate of compensation increases (%)											2.51%		2.53%
Expected long-term rate of return (%)											5.96%		6.07%
Expected Future Benefit Payments
2013											9.4	[2]															0.5	[2]
2014											10.7	[2]															0.5	[2]
2015											9.7	[2]															0.5	[2]
2016											11.8	[2]															0.5	[2]
2017											10.8	[2]															0.4	[2]
2018-2022											70	[2]															1.9	[2]
Actual Asset Allocation (%)
Actual asset allocation											100.00%		100.00%		29.70%	33.30%	21.90%	19.60%	23.90%	22.50%	3.30%	3.40%	11.30%	10.80%	9.90%	10.40%
Actual Asset Allocation (Amount)
Actual asset allocation (amount)					$ 191.4	$ 182.9	$ 56.9	$ 60.7	$ 6.3	$ 6.3	$ 191.4		$ 182.9	$ 154.7	$ 56.8	$ 60.7	$ 41.9	$ 35.9	$ 45.7	$ 41.1	$ 6.3	$ 6.3	$ 21.6	$ 19.7	$ 18.9	$ 19.2
Target Asset Allocation
Target asset allocation															33.20%	32.90%	21.40%	21.30%	24.30%	23.70%	3.60%	3.70%	8.60%	8.30%	8.90%	10.10%

[1]	Amount represents the amortization of unrecognized actuarial gains/(losses).
[2]	The expected future cash payments schedule does not include the estimated $36.0 million of payments related to the multi-employer pension plan we withdrew from in fiscal 2012.

Employee Retirement Benefit Plans - Reconciliation of Net Amount Recognized in Consolidated Balance Sheet (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	Jun. 30, 2012
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Multi-employer pension plan withdrawal obligation	$ 36

Employee Retirement Benefit Plans - Summary Of Plan Assets Measured in Fair Value (Detail) (USD $) In Millions, unless otherwise specified	Jun. 30, 2012	Jun. 30, 2011
Summary of Plan Assets Measured in Fair Value
Total	$ 191.4	$ 182.9
Equities
Summary of Plan Assets Measured in Fair Value
Total	56.9	60.7
Debt Securities
Summary of Plan Assets Measured in Fair Value
Total	87.8	77
Property
Summary of Plan Assets Measured in Fair Value
Total	6.3	6.3
Other Contract
Summary of Plan Assets Measured in Fair Value
Total	40.4	38.9
Level 1
Summary of Plan Assets Measured in Fair Value
Total	31.5	29.4
Level 1 | Equities
Summary of Plan Assets Measured in Fair Value
Total	5	5.5
Level 1 | Debt Securities
Summary of Plan Assets Measured in Fair Value
Total	26.5	23.9
Level 2
Summary of Plan Assets Measured in Fair Value
Total	133.5	125.8
Level 2 | Equities
Summary of Plan Assets Measured in Fair Value
Total	51.9	55.2
Level 2 | Debt Securities
Summary of Plan Assets Measured in Fair Value
Total	61.3	53.1
Level 2 | Property
Summary of Plan Assets Measured in Fair Value
Total	0.9	0.9
Level 2 | Other Contract
Summary of Plan Assets Measured in Fair Value
Total	19.4	16.6
Level 3
Summary of Plan Assets Measured in Fair Value
Total	26.4	27.7
Level 3 | Property
Summary of Plan Assets Measured in Fair Value
Total	5.4	5.4
Level 3 | Other Contract
Summary of Plan Assets Measured in Fair Value
Total	$ 21	$ 22.3

Employee Retirement Benefit Plans - Asset Category Allocation (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Jun. 30, 2012
Level 3
Reconciliation of beginning and ending balances of level 3 assets
Beginning Balance at June 30, 2011	$ 27.7
Actual return on plan assets:
Relating to assets still held at the reporting date	(0.7)
Relating to assets sold during the period
Purchases, sales, settlements, contributions and benefits paid	(0.6)
Transfers in and/or out of Level 3
Ending Balance at June 30, 2012	26.4
Insurance Contracts
Reconciliation of beginning and ending balances of level 3 assets
Beginning Balance at June 30, 2011	4.4
Actual return on plan assets:
Relating to assets still held at the reporting date	0.8
Relating to assets sold during the period
Purchases, sales, settlements, contributions and benefits paid	(0.3)
Transfers in and/or out of Level 3
Ending Balance at June 30, 2012	4.9
Other Contract
Reconciliation of beginning and ending balances of level 3 assets
Beginning Balance at June 30, 2011	23.3
Actual return on plan assets:
Relating to assets still held at the reporting date	(1.5)
Relating to assets sold during the period
Purchases, sales, settlements, contributions and benefits paid	(0.3)
Transfers in and/or out of Level 3
Ending Balance at June 30, 2012	$ 21.5

Employee Retirement Benefit Plans - Assets Invested in Fixed Income Securities (Detail) (USD $)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Healthcare cost trend rate up 1%
Increase, on APBO at balance sheet date	$ 278,178	$ 309,410
Increase, on total service and interest cost	11,853	14,243
Healthcare cost trend rate down 1%
Decrease, on APBO at balance sheet date	$ (248,870)	$ (273,544)
Pre 65
Assumed Healthcare Cost Trend Rates at the Balance Sheet Date
Healthcare cost trend rate initial (%)	8.47%	7.77%
Healthcare cost trend rate ultimate (%)	4.77%	5.15%
Year in which ultimate rates are reached	2020	2017
Post 65
Assumed Healthcare Cost Trend Rates at the Balance Sheet Date
Healthcare cost trend rate initial (%)	7.70%	8.15%
Healthcare cost trend rate ultimate (%)	4.77%	5.15%
Year in which ultimate rates are reached	2019	2018

Related Party Transactions - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	9 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010	Feb. 29, 2012
Related Party Transaction [Line Items]
Management fee paid			$ 11.9	$ 10.6	$ 10
Accrual liability related to management fees			1.9
Company paid in aggregate connection with the CTS Business acquisition			400
Acquisition of remaining shares percentage						49.00%
Selling, general, and administrative expenses	251.7	242.3	348.1	288.3	270.1
Core Trust Purchasing Group
Related Party Transaction [Line Items]
Agreement period, term			3 years
Purchase amount			7.1	6.2
Equity Healthcare
Related Party Transaction [Line Items]
Fee paid to participated employee per month under health care program agreement			2
Number of employee enrolled in health benefit plans			2,300
CTS business
Related Party Transaction [Line Items]
Company paid in aggregate connection with the CTS Business acquisition			10
R P Scherer
Related Party Transaction [Line Items]
Duration period of note issued			3 years
Business Acquisition
Related Party Transaction [Line Items]
Selling, general, and administrative expenses	$ 9.4	$ 8.5

Equity - Additional Information (Detail) (USD $)	Mar. 31, 2013	Jun. 30, 2012	Jun. 30, 2011
Equity [Line Items]
Common stock, shares authorized	1,000	1,000	1,000
Common stock, par value	$ 0.01	$ 0.01	$ 0.01
Percentage of outstanding stock of capital stock		100.00%

Equity - Comprehensive Earning/(Loss) (Detail) (USD $) In Millions, unless otherwise specified	9 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Comprehensive earnings/(loss)
Net earnings/(loss) attributable to Catalent	$ (65.9)	$ (2.2)	$ (40.4)	$ (54)	$ (289.6)
Other comprehensive income/(losses):
Foreign currency translation adjustments	(25.2)	(9.2)	(27.3)	62.4	(21.5)
Net change in minimum pension liability	0	1.6	(26.5)	18.7	(1.3)
Deferred compensation/(benefit)			0.1	0.9	(0.3)
Change in unrealized loss on derivatives	20.7	9.4	15.2	12.5	(29.9)
Other Comprehensive income/(loss)	(3.7)	2	(38.5)	94.5	(53)
Comprehensive earnings/(loss)	(69.6)	1	(78.9)	40.5	(342.6)
Comprehensive income/(loss) attributable to noncontrolling interest	0	3.8	(3.8)	5.3	(4.6)
Comprehensive income/(loss)			$ (82.7)	$ 45.8	$ (347.2)

Equity - Accumulated Other Comprehensive Earning/(Loss) (Detail) (USD $) In Millions, unless otherwise specified	9 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Accumulated Other Comprehensive Income Loss [Line Items]
Foreign currency translation adjustments, Beginning balance	$ 63	$ 90.3	$ 90.3	$ 27.9	$ 49.4
Foreign currency translation adjustments	(25.2)	(9.2)	(27.3)	62.4	(21.5)
Foreign currency translation adjustments, Ending balance			63	90.3	27.9
Change in unrealized loss on derivatives, Beginning balance	(21.6)	(36.8)	(36.8)	(49.3)	(19.4)
Change in unrealized loss on derivatives	20.7	9.4	15.2	12.5	(29.9)
Change in unrealized loss on derivatives, Ending balance			(21.6)	(36.8)	(49.3)
Deferred compensation, Beginning balance	0.7	0.6	0.6	(0.3)
Deferred compensation, net of tax			0.1	0.9	(0.3)
Deferred compensation, Ending balance			0.7	0.6	(0.3)
Net change in minimum pension liability, Beginning balance	(34.6)	(8.1)	(8.1)	(26.8)	(25.5)
Net change in minimum pension liability, net of tax	0	1.6	(26.5)	18.7	(1.3)
Net change in minimum pension liability, Ending balance			(34.6)	(8.1)	(26.8)
Other Comprehensive income/(Loss), Beginning balance	7.5	46	46	(48.5)	4.5
Other comprehensive income/(loss), net of tax	(3.7)	2	(38.5)	94.5	(53)
Other Comprehensive income/(Loss), Ending balance			$ 7.5	$ 46	$ (48.5)

Equity-Based Compensation - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	9 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Duration for award vesting			5 years
Stock compensation expense recognized	$ 2.2	$ 2.6	$ 3.7	$ 3.9	$ 2.6
Unrecognized compensation cost related to stock options			5.5
Weighted-average period			1 year 10 months 24 days
Percentage of stock option granted exercise price			100.00%
Percentage of stock option granted cliff vest			100.00%
Stock option granted Contractual term			10 years
Weighted-average grant-date fair value, Granted			$ 272	$ 240.8	$ 136.1
Stock Compensation Plan
Share authorized to issue			4,000
Restricted Stock Units (RSUs)
Weighted-average grant-date fair value, Granted			$ 1,040	$ 0
Weighted-average grant-date fair value of RSUs			0.5	0	0.8
Non -vested restricted stock units	1,133		1,900	2,000	2,600
Restricted Stock Units (RSUs) | Minimum
Duration for award vesting			3 years
Restricted Stock Units (RSUs) | Maximum
Duration for award vesting			5 years
Restricted Stock Units And Restricted Stock
Weighted-average period			1 year 6 months
Unrecognized compensation cost related to RSUs			0.6
Fair value of RSUs and restricted stock vested			$ 0.5	$ 0.5	$ 0.3
Restricted Stock [Member]
Restricted stock units outstanding	3,500

Equity Based Compensation - Assumption Used in Estimating Fair Value of Stock Option (Detail)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	29.00%	29.00%	30.00%
Expected life (in years)	6 years 6 months	6 years 6 months	6 years 6 months
Risk-free interest rates	1.30%	2.70%	3.20%
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	30.00%	30.00%	32.00%
Expected life (in years)	7 years 6 months	7 years 6 months	7 years 6 months
Risk-free interest rates	1.60%	3.20%	3.50%

Equity Based Compensation - Stock Option Activity and Shares Outstanding (Detail) (USD $)	9 Months Ended	12 Months Ended
	Mar. 31, 2013	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average exercise price, Beginning Balance		$ 772	$ 760.83
Weighted average exercise price granted		$ 1,134.13	$ 850
Weighted average exercise price exercised
Weighted average exercise price forfeited		$ 815.11	$ 750
Weighted average exercise price expired		$ 649.27	$ 902.19
Weighted average exercise price, Ending Balance		$ 827.45	$ 772
Weighted average exercise price expected to vest		$ 816.29
Weighted average exercise price vested and exercisable		$ 783.44
Time Based Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares outstanding, beginning balance (shares)	38,577	34,777	36,040
Number of Shares, Granted (shares)	1,400	5,830	5,587
Number of Shares, Exercised (shares)	(75)
Number of Shares, Forfeited (shares)		(1,308)	(4,886)
Number of Shares, Forfeited/Cancelled (shares)	(1,414)
Number of Shares, Cancelled (shares)		(722)	(1,964)
Number of shares outstanding, Ending balance (shares)	38,488	38,577	34,777	36,040
Number of shares expected to vest (shares)		35,392
Number of shares vested and exercisable (shares)		15,220
WA contractual term granted		10 years	10 years
WA contractual term outstanding balance		7 years 7 months 6 days	8 years 3 months 18 days	9 years 1 month 6 days
WA contractual term expected to vest		7 years 6 months
WA contractual term vested and exercisable		6 years 10 months 24 days
Aggregate intrinsic value outstanding balance		$ 18,420,550	$ 9,206,150	$ 3,143,730
Aggregate intrinsic value expected to vest		16,897,360
Aggregate intrinsic value vested and exercisable		7,757,850
Performance Based Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares outstanding, beginning balance (shares)	11,614	10,392	11,416
Number of Shares, Granted (shares)	468	1,951	1,266
Number of Shares, Exercised (shares)	0
Number of Shares, Forfeited (shares)		(558)	(2,130)
Number of Shares, Forfeited/Cancelled (shares)	(478)
Number of Shares, Cancelled (shares)		(171)	(160)
Number of shares outstanding, Ending balance (shares)	11,604	11,614	10,392	11,416
Number of shares expected to vest (shares)		10,589
Number of shares vested and exercisable (shares)		3,880
WA contractual term granted		10 years	10 years
WA contractual term outstanding balance		7 years 9 months 18 days	8 years 6 months	9 years 4 months 24 days
WA contractual term expected to vest		7 years 9 months 18 days
WA contractual term vested and exercisable		7 years 4 months 24 days
Aggregate intrinsic value outstanding balance		5,664,200	2,922,760	1,027,530
Aggregate intrinsic value expected to vest		5,175,030
Aggregate intrinsic value vested and exercisable		2,108,500
Market Based Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares outstanding, beginning balance (shares)	23,203	20,857	27,408
Number of Shares, Granted (shares)	932	3,877	2,509
Number of Shares, Exercised (shares)	0
Number of Shares, Forfeited (shares)		(1,531)	(9,060)
Number of Shares, Forfeited/Cancelled (shares)	(1,006)
Number of shares outstanding, Ending balance (shares)	23,129	23,203	20,857	27,408
Number of shares expected to vest (shares)		18,723
WA contractual term granted		10 years	10 years
WA contractual term outstanding balance		7 years 9 months 18 days	8 years 6 months	9 years 4 months 24 days
WA contractual term expected to vest		7 years 8 months 12 days
Aggregate intrinsic value outstanding balance		11,088,790	5,828,590	2,466,540
Aggregate intrinsic value expected to vest		$ 9,225,510

Equity Based Compensation - Summary of Non-vested RSU activity (Detail) (USD $)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2012 Restricted Stock Units (RSUs)	Jun. 30, 2011 Restricted Stock Units (RSUs)	Mar. 31, 2013 Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
RSUs units, Unvested Opening Balance				2,000	2,600	1,133
RSUs units, Granted				500	0
RSUs units, Vested				(600)	(600)
RSUs units, Forfeited				0	0
RSUs units, Ending Balance				1,900	2,000	1,133
Weighted-average grant-date fair value, Unvested opening Balance				$ 750	$ 750
Weighted-average grant-date fair value, Granted	$ 272	$ 240.8	$ 136.1	$ 1,040	$ 0
Weighted-average grant-date fair value, Vested				$ 750	$ 750
Weighted-average grant-date fair value, Forfeited				$ 0	$ 0
Weighted-average grant-date fair value, Unvested Ending Balance				$ 826	$ 750

Commitments and Contingent Liabilities - Future minimum rental payments (Detail) (USD $) In Millions, unless otherwise specified	Jun. 30, 2012
Leases Future Minimum Payments [Line Items]
Minimum rental payment in 2013	$ 9.1
Minimum rental payment in 2014	5.4
Minimum rental payment in 2015	4.2
Minimum rental payment in 2016	2.4
Minimum rental payment in 2017	1.9
Minimum rental payment Thereafter	3.7
Minimum rental payment Total	$ 26.7

Commitments and Contingencies - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended	9 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2013 Cases	Mar. 31, 2012	Jun. 30, 2012 Cases	Jun. 30, 2011	Jun. 30, 2010
Loss Contingencies [Line Items]
Rental expense relating to operating lease				$ 13.1	$ 15.5	$ 16.9
Insurance proceed of business interruption were recognized				3.8
Pending civil lawsuits (cases)		58		139
Property and casualty (gain)/losses, net	4.1	0	(10.5)	(8.8)	11.6
Insurance Recoveries	10.5		10.5
Cash impact with long term obligation		$ 1.2

Segment Information - Net Revenue and Segment Ebitda (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended	9 Months Ended				12 Months Ended
	Mar. 31, 2012	Mar. 31, 2013		Mar. 31, 2012		Jun. 30, 2012		Jun. 30, 2011		Jun. 30, 2010
Segment Reporting, Revenue Reconciling Item [Line Items]
Inter-segment revenue elimination		$ (7.2)		$ (14.2)		$ (17.6)		$ (22.8)		$ (19.5)
Unallocated Costs		(67)	[1]	(44.5)	[1]	(84.8)	[2]	(100.3)	[2]	(267.1)	[2]
Net revenue		1,295.1		1,216.5		1,694.8		1,531.8		1,480.4
Segment EBITDA		220.5		244.8		330.3		271.7		60.7
Impairment charges and gain/(loss) on sale of assets		(4.6)		1.4		(1.8)		(3.6)		(214.8)
Equity compensation		(2.2)		(2.6)		(3.7)		(3.9)		(2.6)
Restructuring and other items		(21.3)		(32.6)		(45.8)		(24.9)		(29.4)
Property and casualty losses	(4.1)	0		10.5		8.8		(11.6)
Sponsor advisory fee		(9.4)		(8.5)		(11.8)		(10.6)		(10)
Noncontrolling interest		0		(1.2)		(1.2)		(3.9)		(2.6)
Other income (expense), net		(20.3)	[3]	3.1	[3]	3.8		(26)		7.3
Non-allocated corporate costs, net		(9.2)		(14.6)		(33.1)		(15.8)		(15)
Total unallocated costs		(67)	[1]	(44.5)	[1]	(84.8)	[2]	(100.3)	[2]	(267.1)	[2]
Oral Technologies
Segment Reporting, Revenue Reconciling Item [Line Items]
Net revenue		853		897.2		1,220.2		1,159		1,120.3
Segment EBITDA		214.9		236.8		334.6		308.4		274.3
Medication Delivery Solutions
Segment Reporting, Revenue Reconciling Item [Line Items]
Net revenue		151.2		166.5		223.9		238.6		234.7
Segment EBITDA		17.1		18.8		27.5		33.5		30
Development and Clinical Services
Segment Reporting, Revenue Reconciling Item [Line Items]
Net revenue		298.1		167		268.3		157		144.9
Segment EBITDA		$ 55.5		$ 33.7		$ 53		$ 30.1		$ 23.5

[1]	Unallocated costs include restructuring and special items, equity-based compensation, impairment charges, certain other corporate directed costs, and other costs that are not allocated to the segments as follows:
[2]	Unallocated costs include U.S. GAAP restructuring and other items, equity-based compensation, impairment charges, certain other corporate directed costs, and other costs that are not allocated to the segments as follows:
[3]	Primarily relates to realized and unrealized gains/(losses) related to foreign currency translation and expenses related to financing transactions during the period

Segment Information - Reconciliation of Earnings/ (loss) from Continuing Operations to Ebitda (Detail) (USD $) In Millions, unless otherwise specified	9 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Earnings/(loss) from continuing operations	$ (61)	$ 3	$ 2.1	$ (29.1)	$ (237.3)
Depreciation and amortization	114.9	92.8	129.7	115.5	117.7
Interest expense, net	160.7	131.2	183.2	165.5	161
Income tax (benefit)/expense	5.9	19	16.5	23.7	21.9
Noncontrolling interest	0	(1.2)	(1.2)	(3.9)	(2.6)
EBITDA from continuing operations	$ 220.5	$ 244.8	$ 330.3	$ 271.7	$ 60.7

Segment Information - Total Assets for Each Segment and Reconciling in Consolidated Financial Statements (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Jun. 30, 2012	Jun. 30, 2011
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	$ 3,021.3	$ 3,139	$ 2,831.2
Oral Technologies
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	2,501.9	2,589.6	2,604.4
Medication Delivery Solutions
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	281.4	251.7	267.4
Development and Clinical Services
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	638.5	671.5	162.8
Corporate and Eliminations
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	(400.5)	(373.8)	(269.6)
Assets Held-for-sale
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets			$ 66.2

Segment Information - Depreciation and Amortization Expense and Capital Expenditure (Detail) (USD $) In Millions, unless otherwise specified	9 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Segment Reporting Information [Line Items]
Total depreciation and amortization expense	$ 114.9	$ 92.8	$ 129.7	$ 115.5	$ 117.7
Total capital expenditures			104.2	87.3	70.5
Oral Technologies
Segment Reporting Information [Line Items]
Total depreciation and amortization expense			82.5	82.3	82.3
Total capital expenditures			57.1	43.4	50.3
Medication Delivery Solutions
Segment Reporting Information [Line Items]
Total depreciation and amortization expense			20.7	18.8	19.5
Total capital expenditures			22	24.2	12.1
Development and Clinical Services
Segment Reporting Information [Line Items]
Total depreciation and amortization expense			17.1	6.9	6.6
Total capital expenditures			16.9	12.6	4.1
Corporate [Member]
Segment Reporting Information [Line Items]
Total depreciation and amortization expense			9.4	7.5	9.3
Total capital expenditures			$ 8.2	$ 7.1	$ 4

Segment Information - Revenue and long-lived assets by geographic area (Detail) (USD $) In Millions, unless otherwise specified	9 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Jun. 30, 2012		Jun. 30, 2011		Jun. 30, 2010
Segment Reporting Information [Line Items]
Net revenue	$ 1,295.1	$ 1,216.5	$ 1,694.8		$ 1,531.8		$ 1,480.4
Long-Lived Assets			2,257.4	[1]	1,914	[1]
United States
Segment Reporting Information [Line Items]
Net revenue			591.9		497.6		484.9
Long-Lived Assets			789.2		684.2
Europe
Segment Reporting Information [Line Items]
Net revenue			868.9		842.2		832
Long-Lived Assets			1,195.3		962.3
International Other
Segment Reporting Information [Line Items]
Net revenue			288		210.2		183.3
Long-Lived Assets			272.9		267.5
Geographical Intersegment, Eliminations
Segment Reporting Information [Line Items]
Net revenue			$ (54)		$ (18.2)		$ (19.8)

[1]	Long-lived assets include property and equipment, net of accumulated depreciation; intangible assets, net of accumulated amortization; and goodwill.

Supplemental Balance Sheet Information - Work-in-Process and Finished Goods Inventories Include Raw Materials, Labor and Overhead (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009
Inventories [Line Items]
Raw materials and supplies	$ 80.9	$ 69.8	$ 69.4
Work-in-process	30.4	25.1	24.5
Finished goods	43.8	32.3	46.7
Total inventory, gross	155.1	127.2	140.6
Inventory reserves	(11.9)	(8.5)	(9.8)	(14.6)	(16)
Total inventory, net	$ 143.2	$ 118.7	$ 130.8

Supplemental Balance Sheet Information - Prepaid and Other Assets (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Jun. 30, 2012	Jun. 30, 2011
Other Current Assets By Type [Line Items]
Prepaid expenses	$ 11.9	$ 24.2	$ 16.4
Spare parts supplies	11.8	11.7	10.7
Deferred taxes	18.2	18.6	20
Other current assets	42.5	54.2	46.4
Total prepaid and other assets	$ 84.4	$ 108.7	$ 93.5

Supplemental Balance Sheet Information - Property and Equipment (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Jun. 30, 2012	Jun. 30, 2011
Property Plant And Equipment Estimated Useful Lifes [Line Items]
Land, buildings and improvements	$ 550.6	$ 527.3	$ 420.4
Machinery and equipment	619	586.2	547
Furniture and fixtures	9.6	8.5	9.3
Construction in progress	69.9	54.2	50.9
Property and equipment, at cost	1,249.1	1,176.2	1,027.6
Accumulated depreciation	(442.1)	(366.5)	(306.3)
Property and equipment, net	807	809.7	721.3
Assets Held-for-sale, Long Lived	$ 4

Supplemental Balance Sheet Information - Other Assets Non Current (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Jun. 30, 2012	Jun. 30, 2011
Schedule Of Other Assets [Line Items]
Deferred long term debt financing costs	$ 21	$ 22.6	$ 29.9
Other	20.6	19.2	14.8
Total other assets	$ 41.6	$ 41.8	$ 44.7

Supplemental Balance Sheet Information - Other Accrued Liabilities (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Jun. 30, 2012	Jun. 30, 2011
Schedule Of Other Liabilities [Line Items]
Accrued employee-related expenses	$ 65.7	$ 86.8	$ 81.9
Restructuring accrual	8.3	9.8	8
Deferred income tax	1.6	1.6	0.7
Accrued interest	39.8	18.3	19.5
Interest rate swaps	1.3	23.2	23.5
Deferred revenue and fees	32.1	25.4	15.5
Accrued income tax	23.7	31.4	22.3
Other accrued liabilities and expenses	48.1	65.4	50.2
Total other accrued liabilities	$ 220.6	$ 261.9	$ 221.6

Supplemental Balance Sheet Information - Allowance for doubtful accounts (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Trade receivables allowance for doubtful accounts
Beginning Balance	$ 4.3	$ 2.8	$ 2.9
Charged to Cost and Expenses	0.5	1.4	0.9
Deductions and other	(0.3)	(0.1)	(1)
Impact of Foreign Exchange	(0.3)	0.2
Closing Balance	$ 4.2	$ 4.3	$ 2.8

Supplemental Balance Sheet Information - Inventory Reserve (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010	Mar. 31, 2013
Inventory reserve
Beginning Balance	$ 9.8	$ 14.6	$ 16	$ 11.9
Charged to Cost and Expenses	9.1	8.9	13.9
Deductions	(9.6)	(15.2)	(14.4)
Impact of Foreign Exchange	(0.8)	1.5	(0.9)
Closing Balance	$ 8.5	$ 9.8	$ 14.6	$ 11.9

Discontinued Operations - Additional Information (Detail) (USD $)	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2013	Jun. 30, 2012
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Material gain or loss recognized on the sale			$ 0
Pension expense	$ 3,800,000	$ 3,800,000

Discontinued Operations - Summarized Consolidated Statements of Operations Data for Discontinued Operations (Detail) (USD $) In Millions, unless otherwise specified	9 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Discontinued Operations [Line Items]
Net revenue	$ 0	$ 76.6	$ 94.3	$ 188.9	$ 258.4
Earnings/(loss) before income taxes	(4.9)	(4)	(41.2)	(20.1)	(50.1)
Income tax (benefit)/expense	0	0	0.1	0.9	(0.4)
Earnings/(loss) from discontinued operations, net of tax	$ (4.9)	$ (4)	$ (41.3)	$ (21)	$ (49.7)

Discontinued Operations and Divestitures - Summary of balance sheet data for discontinued operation (Detail) (USD $) In Millions, unless otherwise specified	Jun. 30, 2011
Assets held for sale
Working capital and other assets	$ 28
Property, Plant and Equipment, net	38.2
Total assets held for sale	66.2
Liabilities held for sale
Current liabilities	11.3
Other liabilities	0.3
Total liabilities held for sale	$ 11.6

Guarantor and Non-Guarantor Financial Statements - Additional Information (Detail)	Jun. 30, 2012 9 3/4 % Senior Subordinated Euro-denominated Notes EUR (€)	Apr. 10, 2007 9 3/4 % Senior Subordinated Euro-denominated Notes USD ($)	Apr. 10, 2007 9 3/4 % Senior Subordinated Euro-denominated Notes EUR (€)	Mar. 31, 2013 7 7/8 % Senior Notes
Standby Letters of Credit [Line Items]
Debt instrument issued amount	€ 225,000,000	$ 300,300,000	€ 225,000,000
Debt instrument interest rate percentage (percent)	9.75%			7.88%

Guarantor and Non-Guarantor Financial Statements - Schedule of Consolidated Statements of Operations (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended	9 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2013	Mar. 31, 2012	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Condensed Financial Statements, Captions [Line Items]
Net revenue		$ 1,295.1	$ 1,216.5	$ 1,694.8	$ 1,531.8	$ 1,480.4
Cost of products sold		900.2	823.4	1,136.2	1,029.7	1,039.5
Gross Margin		394.9	393.1	558.6	502.1	440.9
Selling, general and administrative expenses		251.7	242.3	348.1	288.3	270.1
Impairment charges and (gain)/loss on sale of assets		4.6	(1.4)	1.8	3.6	214.8
Restructuring and other		12.7	12.6	19.5	12.5	17.7
Property and casualty (gain)/losses, net	4.1	0	(10.5)	(8.8)	11.6
Operating earnings/(loss)		125.9	150.1	198	186.1	(61.7)
Interest expense, net		160.7	131.2	183.2	165.5	161
Other (income)/expense, net		20.3	(3.1)	(3.8)	26	(7.3)
Earnings/(loss) from continuing operations before income taxes		(55.1)	22	18.6	(5.4)	(215.4)
Income tax (benefit)/expense		5.9	19	16.5	23.7	21.9
Earnings/(loss) from continuing operations		(61)	3	2.1	(29.1)	(237.3)
Earnings/(loss) from discontinued operations		(4.9)	(4)	(41.3)	(21)	(49.7)
Net earnings/(loss)		(65.9)	(1)	(39.2)	(50.1)	(287)
Net earnings/(loss) attributable to noncontrolling interest		0	1.2	1.2	3.9	2.6
Net earnings/(loss) attributable to Catalent		(65.9)	(2.2)	(40.4)	(54)	(289.6)
Other comprehensive income/(loss) attributable to Catalent, net of tax		(3.7)	7
Comprehensive income/(loss) attributable to Catalent		(69.6)	4.8	(80.8)	45.8	(347.2)
Issuer
Condensed Financial Statements, Captions [Line Items]
Net revenue		0	0
Cost of products sold		0	0
Gross Margin		0	0
Selling, general and administrative expenses		2.2	3	3.7	3.9	2.6
Impairment charges and (gain)/loss on sale of assets		0	0		0.2	20
Restructuring and other		0	0
Property and casualty (gain)/losses, net		0	0
Operating earnings/(loss)		(2.2)	(3)	(3.7)	(4.1)	(22.6)
Interest expense, net		139.1	115.6	181.9	161	157
Other (income)/expense, net		(76.6)	(114.4)	(142.2)	(108.4)	101.7
Earnings/(loss) from continuing operations before income taxes		(64.7)	(4.2)	(43.4)	(56.7)	(281.3)
Income tax (benefit)/expense		1.2	(2)	(3)	(3.2)	8.3
Earnings/(loss) from continuing operations		(65.9)	(2.2)	(40.4)	(53.5)	(289.6)
Earnings/(loss) from discontinued operations		0	0		(0.5)
Net earnings/(loss)		(65.9)	(2.2)	(40.4)	(54)	(289.6)
Net earnings/(loss) attributable to noncontrolling interest		0	0
Net earnings/(loss) attributable to Catalent		(65.9)	(2.2)	(40.4)	(54)	(289.6)
Other comprehensive income/(loss) attributable to Catalent, net of tax		(3.7)	7
Comprehensive income/(loss) attributable to Catalent		(69.6)	4.8
Guarantor
Condensed Financial Statements, Captions [Line Items]
Net revenue		482.5	406.8	591.9	490.9	444.2
Cost of products sold		293.2	230.6	337.6	279.2	259.3
Gross Margin		189.3	176.2	254.3	211.7	184.9
Selling, general and administrative expenses		168.1	159.3	231.7	167.9	156.4
Impairment charges and (gain)/loss on sale of assets		3	(0.5)	(0.3)	3.4	180.3
Restructuring and other		4.1	2.9	1.8	4.8	4.3
Property and casualty (gain)/losses, net		0	0		0.3
Operating earnings/(loss)		14.1	14.5	21	35.3	(156.1)
Interest expense, net		0.7	0.2	0.7	2.2	0.4
Other (income)/expense, net		(86.1)	(58.5)	(123.8)	(462.4)	(138.2)
Earnings/(loss) from continuing operations before income taxes		99.5	72.8	144.1	495.5	(18.3)
Income tax (benefit)/expense		5.2	4.3	5.7	3.5	7.7
Earnings/(loss) from continuing operations		94.3	68.5	138.4	492	(26)
Earnings/(loss) from discontinued operations		(4.9)	(3.9)	(40)	8.1	(45.9)
Net earnings/(loss)		89.4	64.6	98.4	500.1	(71.9)
Net earnings/(loss) attributable to noncontrolling interest		0	0
Net earnings/(loss) attributable to Catalent		89.4	64.6	98.4	500.1	(71.9)
Other comprehensive income/(loss) attributable to Catalent, net of tax		0.8	0.2
Comprehensive income/(loss) attributable to Catalent		90.2	64.8
Non-Guarantor
Condensed Financial Statements, Captions [Line Items]
Net revenue		827.2	823.8	1,127.4	1,058.3	1,031.6
Cost of products sold		621.6	606.9	823.1	767.9	775.4
Gross Margin		205.6	216.9	304.3	290.4	256.2
Selling, general and administrative expenses		81.4	80	112.7	116.5	111.1
Impairment charges and (gain)/loss on sale of assets		1.6	(0.9)	2.1		14.5
Restructuring and other		8.6	9.7	17.7	7.7	13.4
Property and casualty (gain)/losses, net		0	(10.5)	(8.8)	11.3
Operating earnings/(loss)		114	138.6	180.7	154.9	117.2
Interest expense, net		20.9	15.4	0.6	2.3	3.6
Other (income)/expense, net		66.2	24.7	(260)	72.7	(196.5)
Earnings/(loss) from continuing operations before income taxes		26.9	98.5	440.1	79.9	310.1
Income tax (benefit)/expense		(0.5)	16.7	13.8	23.4	5.9
Earnings/(loss) from continuing operations		27.4	81.8	426.3	56.5	304.2
Earnings/(loss) from discontinued operations		0	(0.1)	(1.3)	(28.6)	(7.5)
Net earnings/(loss)		27.4	81.7	425	27.9	296.7
Net earnings/(loss) attributable to noncontrolling interest		0	1.2	1.2	3.9	2.6
Net earnings/(loss) attributable to Catalent		27.4	80.5	423.8	24	294.1
Other comprehensive income/(loss) attributable to Catalent, net of tax		(3.2)	(45.8)
Comprehensive income/(loss) attributable to Catalent		24.2	34.7
Eliminations
Condensed Financial Statements, Captions [Line Items]
Net revenue		(14.6)	(14.1)	(24.5)	(17.4)	4.6
Cost of products sold		(14.6)	(14.1)	(24.5)	(17.4)	4.8
Gross Margin		0	0			(0.2)
Selling, general and administrative expenses		0	0
Impairment charges and (gain)/loss on sale of assets		0	0
Restructuring and other		0	0
Property and casualty (gain)/losses, net		0	0
Operating earnings/(loss)		0	0			(0.2)
Interest expense, net		0	0
Other (income)/expense, net		116.8	145.1	522.2	524.1	225.7
Earnings/(loss) from continuing operations before income taxes		(116.8)	(145.1)	(522.2)	(524.1)	(225.9)
Income tax (benefit)/expense		0	0
Earnings/(loss) from continuing operations		(116.8)	(145.1)	(522.2)	(524.1)	(225.9)
Earnings/(loss) from discontinued operations		0	0			3.7
Net earnings/(loss)		(116.8)	(145.1)	(522.2)	(524.1)	(222.2)
Net earnings/(loss) attributable to noncontrolling interest		0	0
Net earnings/(loss) attributable to Catalent		(116.8)	(145.1)	(522.2)	(524.1)	(222.2)
Other comprehensive income/(loss) attributable to Catalent, net of tax		2.4	45.6
Comprehensive income/(loss) attributable to Catalent		$ (114.4)	$ (99.5)

Guarantor and Non-Guarantor Financial Statements - Schedule of Consolidating Balance Sheet (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Jun. 30, 2012		Mar. 31, 2012	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009
Current Assets:
Cash and equivalents	$ 87.5	$ 139		$ 135.9	$ 205.1	$ 164	$ 63.9
Trade receivables, net	316.5	338.3			262.1
Intercompany receivables	0	0
Inventories	143.2	118.7			130.8
Prepaid expenses and other	84.4	108.7			93.5
Assets held for sale					66.2
Total current assets	631.6	704.7			757.7
Property and equipment, net	807	809.7			721.3
Goodwill	1,023.1	1,029.9	[1]		906	848.9
Other intangibles, net	381.4	417.7			286.7
Investment in subsidiaries	2.7	1.6			1.4
Deferred income taxes asset	136.6	135.2			114.8
Other assets	38.9	40.2			43.3
Total assets	3,021.3	3,139			2,831.2
Current liabilities:
Current portion of long-term obligations & other short-term borrowings	29.6	43.2			28.6
Accounts payable	138.8	134.2			123.7
Intercompany accounts payable	0	0
Other accrued liabilities	220.6	261.9			221.6
Liabilities held for sale					11.6
Total current liabilities	389	439.3			385.5
Long-term obligations, less current portion	2,645.6	2,640.3			2,318
Intercompany long-term debt	0	0
Pension liability	142.8	140.3			78.5
Deferred income taxes liability	211.8	219.9			192.7
Other liabilities	49.5	49.9			66.4
Shareholder's Deficit:
Total Catalent shareholder's deficit	(417.4)	(350.7)			(213.7)
Noncontrolling interest	0	0			3.8
Total shareholder's deficit	(417.4)	(350.7)			(209.9)	(263.5)	80.5
Total liabilities and shareholder's deficit	3,021.3	3,139			2,831.2
Issuer
Current Assets:
Cash and equivalents	1.4	2.7		6.7	3.6	17.7	0.2
Trade receivables, net	0	0
Intercompany receivables	368.9	(406.6)			70.3
Inventories	0	0
Prepaid expenses and other	4.7	19.1			20.5
Total current assets	375	(384.8)			94.4
Property and equipment, net	0	0
Goodwill	0	0
Other intangibles, net	0	0
Investment in subsidiaries	2,896.1	3,632.1			3,323.3
Deferred income taxes asset	4	4			22.3
Other assets	21	22.7			31.4
Total assets	3,296.1	3,274			3,471.4
Current liabilities:
Current portion of long-term obligations & other short-term borrowings	18.2	17.8			14.4
Accounts payable	0	0
Intercompany accounts payable	1,164.4	1,080.4			1,206.7
Other accrued liabilities	38.1	49.4			49.1
Total current liabilities	1,220.7	1,147.6			1,270.2
Long-term obligations, less current portion	2,579.4	2,574.1			2,300.1
Intercompany long-term debt	(110.7)	(106.5)			69.2
Pension liability	0	0
Deferred income taxes liability	11.6	9.5			27.1
Other liabilities	0	0			18.5
Shareholder's Deficit:
Total Catalent shareholder's deficit	(404.9)	(350.7)			(213.7)
Noncontrolling interest	0	0
Total shareholder's deficit	(404.9)	(350.7)			(213.7)
Total liabilities and shareholder's deficit	3,296.1	3,274			3,471.4
Guarantor
Current Assets:
Cash and equivalents	13.3	49.5			33.4
Trade receivables, net	121.6	112.4			71.3
Intercompany receivables	9.7	1,070.5			712.9
Inventories	31.5	24			23.1
Prepaid expenses and other	32.6	32.6			24.4
Assets held for sale					66.2
Total current assets	208.7	1,289			931.3
Property and equipment, net	365	353.8			283.1
Goodwill	332	331.4			308.1
Other intangibles, net	95.2	104.1			91.6
Investment in subsidiaries	0	0
Deferred income taxes asset	68	68			68.1
Other assets	15.3	15.3			8.5
Total assets	1,084.2	2,161.6			1,690.7
Current liabilities:
Current portion of long-term obligations & other short-term borrowings	1.5	7.7			1.6
Accounts payable	42.8	42.6			28
Intercompany accounts payable	0	0
Other accrued liabilities	77.4	95.7			72.8
Liabilities held for sale					11.6
Total current liabilities	121.7	146			114
Long-term obligations, less current portion	25.4	20.9			8.1
Intercompany long-term debt	2.4	2.4			1.7
Pension liability	60.1	55.7			17
Deferred income taxes liability	112	107.5			102.9
Other liabilities	28.6	29.5			22.5
Shareholder's Deficit:
Total Catalent shareholder's deficit	734	1,799.6			1,424.5
Noncontrolling interest	0	0
Total shareholder's deficit	734	1,799.6			1,424.5
Total liabilities and shareholder's deficit	1,084.2	2,161.6			1,690.7
Non-Guarantor
Current Assets:
Cash and equivalents	72.8	86.8		115.7	168.1	114.5	59.5
Trade receivables, net	194.9	225.9			190.8
Intercompany receivables	183.5	784.7			908.6
Inventories	111.7	94.7			107.7
Prepaid expenses and other	47.1	57			48.6
Total current assets	610	1,249.1			1,423.8
Property and equipment, net	442	455.9			438.2
Goodwill	691.1	698.5			597.9
Other intangibles, net	286.2	313.6			195.1
Investment in subsidiaries	0	0
Deferred income taxes asset	64.6	63.2			24.4
Other assets	2.6	2.2			4.9
Total assets	2,096.5	2,782.5			2,684.3
Current liabilities:
Current portion of long-term obligations & other short-term borrowings	9.9	17.7			12.6
Accounts payable	96	91.6			95.7
Intercompany accounts payable	47	79
Other accrued liabilities	105.1	116.8			99.7
Total current liabilities	258	305.1			208
Long-term obligations, less current portion	40.8	45.3			9.8
Intercompany long-term debt	633.4	391.7			414.3
Pension liability	82.7	84.6			61.5
Deferred income taxes liability	88.2	102.9			62.7
Other liabilities	20.9	20.4			25.4
Shareholder's Deficit:
Total Catalent shareholder's deficit	972.5	1,832.5			1,898.8
Noncontrolling interest	0	0			3.8
Total shareholder's deficit	972.5	1,832.5			1,902.6
Total liabilities and shareholder's deficit	2,096.5	2,782.5			2,684.3
Eliminations
Current Assets:
Cash and equivalents	0	0		0	0
Trade receivables, net	0	0
Intercompany receivables	(562.1)	(1,448.6)			(1,691.8)
Inventories	0	0
Prepaid expenses and other	0	0
Total current assets	(562.1)	(1,448.6)			(1,691.8)
Property and equipment, net	0	0
Goodwill	0	0
Other intangibles, net	0	0
Investment in subsidiaries	(2,893.4)	(3,630.5)			(3,321.9)
Deferred income taxes asset	0	0
Other assets	0	0			(1.5)
Total assets	(3,455.5)	(5,079.1)			(5,015.2)
Current liabilities:
Current portion of long-term obligations & other short-term borrowings	0	0
Accounts payable	0	0
Intercompany accounts payable	(1,211.4)	(1,159.4)			(1,206.7)
Other accrued liabilities	0	0
Total current liabilities	(1,211.4)	(1,159.4)			(1,206.7)
Long-term obligations, less current portion	0	0
Intercompany long-term debt	(525.1)	(287.6)			(485.2)
Pension liability	0	0
Deferred income taxes liability	0	0
Other liabilities	0	0
Shareholder's Deficit:
Total Catalent shareholder's deficit	(1,719)	(3,632.1)			(3,323.3)
Noncontrolling interest	0	0
Total shareholder's deficit	(1,719)	(3,632.1)			(3,323.3)
Total liabilities and shareholder's deficit	$ (3,455.5)	$ (5,079.1)			$ (5,015.2)

[1]	The opening balance is reflective of historical impairment charges related to the Medication Delivery Solutions segment of approximately $158.0 million .

Guarantor and Non-Guarantor Financial Statements - Schedule of Consolidating Statements of Cash Flows (Detail) (USD $) In Millions, unless otherwise specified	9 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
CASH FLOWS FROM OPERATING ACTIVITIES:
Net cash provided by / (used in) operating activities from continuing operations	$ 84.4	$ 81.9	$ 87.7	$ 111.6	$ 231.5
Net cash provided by/(used in) operating activities from discontinued operations	(1.2)	3.9	0.2	(11.9)	2.3
Net cash provided by / (used in) operating activities	83.2	85.8	87.9	99.7	233.8
CASH FLOWS FROM INVESTING ACTIVITIES:
Acquisition of property and equipment and other productive assets	(84.8)	(67.6)	(104.2)	(87.3)	(70.5)
Proceeds from sale of property and equipment	0.3	2	2.2	4	0.3
Proceeds from insurance related to long lived assets	0	21.3	21.3
Payment for acquisitions, net of cash	0	(459.2)	(457.5)
Net cash provided by/(used in) investing activities from continuing operations	(84.5)	(503.5)	(538.2)	(83.3)	(70.2)
Net cash provided by/(used in) investing activities from discontinued operations	0	(3.9)	43.7	32.9	3.5
Net cash provided by/(used in) investing activities	(84.5)	(507.4)	(494.5)	(50.4)	(66.7)
CASH FLOWS FROM FINANCING ACTIVITIES:
Intercompany	0	0
Change in short-term borrowings	(9.5)	(1.3)	(2.9)	(3.3)	1.1
Payments related to revolver credit facility	0	(1.6)	(1.6)
Repayments of revolver credit facility					(36)
Proceeds from Borrowing on term loan	399.3	386.8	393.3
Borrowings from revolver credit facility
Payments related to long-term obligations	(434.3)	(23.6)	(37)	(24.1)	(20.7)
Reclassification of call premium payment	(7.6)	0
Distribution to noncontrolling interest holder	0	0		(2.6)	(1.7)
Equity contribution (redemption)	0.7	1.1	1.1	3.9	0.6
Net cash (used in)/ provided by financing activities from continuing operations	(51.4)	361.4	352.9	(26.1)	(56.7)
Net cash (used in)/provided by financing activities from discontinued operations	0	0
Net cash (used in)/provided by financing activities	(51.4)	361.4	352.9	(26.1)	(56.7)
Effect of foreign currency on cash	1.2	(9)	(12.4)	17.9	(10.3)
NET INCREASE/(DECREASE) IN CASH AND EQUIVALENTS	(51.5)	(69.2)	(66.1)	41.1	100.1
CASH AND EQUIVALENTS AT BEGINNING OF PERIOD	139	205.1	205.1	164	63.9
CASH AND EQUIVALENTS AT END OF PERIOD	87.5	135.9	139	205.1	164
CASH AND EQUIVALENTS AT END OF PERIOD					164
Issuer
CASH FLOWS FROM OPERATING ACTIVITIES:
Net cash provided by / (used in) operating activities from continuing operations	(145.9)	(99.3)	(531.2)	(557.5)	(351.9)
Net cash provided by/(used in) operating activities from discontinued operations	0	0
Net cash provided by / (used in) operating activities	(145.9)	(99.3)	(531.2)	(557.5)	(351.9)
CASH FLOWS FROM INVESTING ACTIVITIES:
Acquisition of property and equipment and other productive assets	0	0
Proceeds from sale of property and equipment	0	0
Proceeds from insurance related to long lived assets		0
Payment for acquisitions, net of cash		(459.2)	(457.5)
Net cash provided by/(used in) investing activities from continuing operations	0	(459.2)	(457.5)
Net cash provided by/(used in) investing activities from discontinued operations	0	0
Net cash provided by/(used in) investing activities	0	(459.2)	(457.5)
CASH FLOWS FROM FINANCING ACTIVITIES:
Intercompany	174.8	187.6	618.6	464.1	502.3
Change in short-term borrowings	0	0		(4.5)	(0.3)
Payments related to revolver credit facility		(1.6)	(1.6)
Repayments of revolver credit facility					(36)
Proceeds from Borrowing on term loan	399.3	386.8	393.3
Borrowings from revolver credit facility
Payments related to long-term obligations	(422.6)	(12.3)	(23.6)	(14.2)	(14.1)
Reclassification of call premium payment	(7.6)
Equity contribution (redemption)	0.7	1.1	1.1	3.9	0.6
Net cash (used in)/ provided by financing activities from continuing operations	144.6	561.6	987.8	449.3	452.5
Net cash (used in)/provided by financing activities from discontinued operations	0	0
Net cash (used in)/provided by financing activities	144.6	561.6	987.8	449.3	452.5
Effect of foreign currency on cash	0	0		94.1	(83.1)
NET INCREASE/(DECREASE) IN CASH AND EQUIVALENTS	(1.3)	3.1	(0.9)	(14.1)	17.5
CASH AND EQUIVALENTS AT BEGINNING OF PERIOD	2.7	3.6	3.6	17.7	0.2
CASH AND EQUIVALENTS AT END OF PERIOD	1.4	6.7	2.7	3.6	17.7
CASH AND EQUIVALENTS AT END OF PERIOD					17.7
Guarantor Subsidiaries [Member]
CASH FLOWS FROM OPERATING ACTIVITIES:
Net cash provided by / (used in) operating activities from continuing operations	119.1	99.3	163	539.7	159.5
Net cash provided by/(used in) operating activities from discontinued operations	(1.2)	4.1	0.2	3.8	(0.7)
Net cash provided by / (used in) operating activities	117.9	103.4	163.2	543.5	158.8
CASH FLOWS FROM INVESTING ACTIVITIES:
Acquisition of property and equipment and other productive assets	(53.7)	(23.5)	(42.3)	(32.8)	(13.3)
Proceeds from sale of property and equipment	0.2	1.3	1.3	0.1	(0.4)
Proceeds from insurance related to long lived assets		0
Payment for acquisitions, net of cash		0
Net cash provided by/(used in) investing activities from continuing operations	(53.5)	(22.2)	(41)	(32.7)	(13.7)
Net cash provided by/(used in) investing activities from discontinued operations	0	(3.9)	43.7	6.8	6.7
Net cash provided by/(used in) investing activities	(53.5)	(26.1)	2.7	(25.9)	(7)
CASH FLOWS FROM FINANCING ACTIVITIES:
Intercompany	(93.5)	(95.9)	(147.7)	(515.9)	(122.7)
Change in short-term borrowings	(5.3)	(1.3)
Payments related to revolver credit facility		0
Proceeds from Borrowing on term loan	0	0
Borrowings from revolver credit facility
Payments related to long-term obligations	(1.8)	0	(2.1)	(0.1)	(1.6)
Reclassification of call premium payment	0
Equity contribution (redemption)	0	0
Net cash (used in)/ provided by financing activities from continuing operations	(100.6)	(97.2)	(149.8)	(516)	(124.3)
Net cash (used in)/provided by financing activities from discontinued operations	0	0
Net cash (used in)/provided by financing activities	(100.6)	(97.2)	(149.8)	(516)	(124.3)
Effect of foreign currency on cash	0	0
NET INCREASE/(DECREASE) IN CASH AND EQUIVALENTS	(36.2)	(19.9)	16.1	1.6	27.5
CASH AND EQUIVALENTS AT BEGINNING OF PERIOD	49.5	33.4	33.4	31.8	4.2
CASH AND EQUIVALENTS AT END OF PERIOD	13.3	13.5	49.5	33.4	31.8
CASH AND EQUIVALENTS AT END OF PERIOD					31.7
Non-Guarantor
CASH FLOWS FROM OPERATING ACTIVITIES:
Net cash provided by / (used in) operating activities from continuing operations	111.2	81.9	455.9	129.4	423.9
Net cash provided by/(used in) operating activities from discontinued operations	0	(0.2)		(15.7)	3
Net cash provided by / (used in) operating activities	111.2	81.7	455.9	113.7	426.9
CASH FLOWS FROM INVESTING ACTIVITIES:
Acquisition of property and equipment and other productive assets	(31.1)	(44.1)	(61.9)	(54.5)	(57.2)
Proceeds from sale of property and equipment	0.1	0.7	0.9	3.9	0.7
Proceeds from insurance related to long lived assets		21.3	21.3
Payment for acquisitions, net of cash		0
Net cash provided by/(used in) investing activities from continuing operations	(31)	(22.1)	(39.7)	(50.6)	(56.5)
Net cash provided by/(used in) investing activities from discontinued operations	0	0		26.1	(3.2)
Net cash provided by/(used in) investing activities	(31)	(22.1)	(39.7)	(24.5)	(59.7)
CASH FLOWS FROM FINANCING ACTIVITIES:
Intercompany	(81.3)	(91.7)	(470.9)	51.8	(379.6)
Change in short-term borrowings	(4.2)	0	(2.9)	1.2	1.4
Payments related to revolver credit facility		0
Proceeds from Borrowing on term loan	0	0
Borrowings from revolver credit facility
Payments related to long-term obligations	(9.9)	(11.3)	(11.3)	(9.8)	(5)
Reclassification of call premium payment	0
Distribution to noncontrolling interest holder				(2.6)	(1.7)
Equity contribution (redemption)	0	0
Net cash (used in)/ provided by financing activities from continuing operations	(95.4)	(103)	(485.1)	40.6	(384.9)
Net cash (used in)/provided by financing activities from discontinued operations	0	0
Net cash (used in)/provided by financing activities	(95.4)	(103)	(485.1)	40.6	(384.9)
Effect of foreign currency on cash	1.2	(9)	(12.4)	(76.2)	72.8
NET INCREASE/(DECREASE) IN CASH AND EQUIVALENTS	(14)	(52.4)	(81.3)	53.6	55.1
CASH AND EQUIVALENTS AT BEGINNING OF PERIOD	86.8	168.1	168.1	114.5	59.5
CASH AND EQUIVALENTS AT END OF PERIOD	72.8	115.7	86.8	168.1	114.5
CASH AND EQUIVALENTS AT END OF PERIOD					114.5
Eliminations
CASH FLOWS FROM OPERATING ACTIVITIES:
Net cash provided by / (used in) operating activities from continuing operations	0	0
Net cash provided by/(used in) operating activities from discontinued operations	0	0
Net cash provided by / (used in) operating activities	0	0
CASH FLOWS FROM INVESTING ACTIVITIES:
Acquisition of property and equipment and other productive assets	0	0
Proceeds from sale of property and equipment	0	0
Proceeds from insurance related to long lived assets		0
Payment for acquisitions, net of cash		0
Net cash provided by/(used in) investing activities from continuing operations	0	0
Net cash provided by/(used in) investing activities from discontinued operations	0	0
Net cash provided by/(used in) investing activities	0	0
CASH FLOWS FROM FINANCING ACTIVITIES:
Intercompany	0	0
Change in short-term borrowings	0	0
Payments related to revolver credit facility		0
Proceeds from Borrowing on term loan	0	0
Borrowings from revolver credit facility
Payments related to long-term obligations	0	0
Reclassification of call premium payment	0
Equity contribution (redemption)	0	0
Net cash (used in)/ provided by financing activities from continuing operations	0	0
Net cash (used in)/provided by financing activities from discontinued operations	0	0
Net cash (used in)/provided by financing activities	0	0
Effect of foreign currency on cash	0	0
NET INCREASE/(DECREASE) IN CASH AND EQUIVALENTS	0	0
CASH AND EQUIVALENTS AT BEGINNING OF PERIOD	0	0	0
CASH AND EQUIVALENTS AT END OF PERIOD	$ 0	$ 0

Employee Retirement Benefit Plans - Components of Company's Net Periodic Benefit Costs (Detail) (USD $) In Millions, unless otherwise specified	9 Months Ended
	Mar. 31, 2013		Mar. 31, 2012
Components of net periodic benefit cost:
Service cost	$ 2.2		$ 1.9
Interest cost	9.1		9.9
Expected return on plan assets	(7.4)		(8.1)
Amortization	0.7	[1]	0.1	[1]
Net amount recognized	$ 4.6		$ 3.8

[1]	Amount represents the amortization of unrecognized actuarial gains/(losses).

Equity-Based Compensation - Summary of Equity-Based Compensation Expense (Detail) (USD $) In Millions, unless otherwise specified	9 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock compensation expense in selling, general, and administrative	$ 2.2	$ 2.6	$ 3.7	$ 3.9	$ 2.6

Subsequent Events (Detail) (USD $)	Mar. 31, 2013	Jun. 30, 2012	Jun. 30, 2011	Apr. 10, 2007 9 1/2 % Senior Toggle Notes	Apr. 29, 2013 Unsecured Debt Subsequent Event	Mar. 31, 2013 Unsecured Debt 9 1/2 % Senior Toggle Notes Subsequent Event	Apr. 29, 2013 Senior Unsecured Term Loan Facility Federal Funds Rate [Member] Subsequent Event	Apr. 29, 2013 Senior Unsecured Term Loan Facility Eurocurrency Rate Subsequent Event	Apr. 29, 2013 Senior Unsecured Term Loan Facility Base Rate Subsequent Event	Apr. 29, 2013 Minimum Senior Unsecured Term Loan Facility Eurocurrency Rate Subsequent Event	Apr. 29, 2013 Minimum Senior Unsecured Term Loan Facility Base Rate Subsequent Event
Subsequent Event [Line Items]
Borrowing capacity					$ 275,000,000
PIK long term debt amount	$ 2,675,200,000	$ 2,683,500,000	$ 2,346,600,000	$ 565,000,000		$ 269,100,000
Debt instrument basis spread, base rate (percent)	0.50%	0.50%					0.50%	5.25%	4.25%
Interest rate floor (percent)										1.25%	2.25%